                                                               File No. 811-4803

                                                  SECURITIES AND EXCHANGE COMMISSION
                                                         WASHINGTON, DC 20549

                                                         FORM N-1A COVER PAGE

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933                                                                                                  [ X ]

Pre-Effective Amendment No.                                                                                  [   ]

Post-Effective Amendment No. 25                                                                              [ X ]

                                                                and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                                                  [ X ]

Amendment No. 26                                                                                             [ X ]

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                                                      Oppenheimer Municipal Fund
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                                          (Exact Name of Registrant as Specified in Charter)

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                                              6803 South Tucson Way, Centennial, CO 80122

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                                          (Address of Principal Executive Offices) (Zip Code)

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                                                             303 671-3200
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                                         (Registrant's Telephone Number, including Area Code)

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                                                         Robert G. Zack, Esq.
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                                                        OppenheimerFunds, Inc.
                                             498 Seventh Avenue, New York, New York 10018
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                                                (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[   ]    Immediately upon filing pursuant to paragraph (b)
[X]      On November 22, 2002 pursuant to paragraph (b)
[   ]    60 days after filing pursuant to paragraph (a)(1)
[   ]    On _______________ pursuant to paragraph (a)(1)
[   ]    75 days after filing pursuant to paragraph (a)(2)
[   ]    On _______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[   ]    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

 Oppenheimer
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 Limited Term Municipal Fund

Prospectus dated November 22, 2002

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                             Oppenheimer Limited Term Municipal Fund is a mutual
                             fund. It seeks a high level of current income exempt
                             from federal personal income taxes by investing in
                             municipal securities.
                                   This Prospectus contains important information
                             about the Fund's objective, its investment policies,
                             strategies and risks. It also contains important
                             information about how to buy and sell shares of the
                             Fund and other account features. Please read this
                             Prospectus carefully before you invest and keep it for
                             future reference about your account.

As with all  mutual  funds,  the  Securities  and  Exchange  Commission  has not approved or disapproved  the Fund's  securities nor has it determined  that this
Prospectus  is  accurate  or  complete.  It is a criminal  offense to  represent otherwise.

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                                                       [logo]  OppenheimerFunds(R)
                                                         The Right Way to Invest

CONTENTS

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                             ABOUT THE FUND

                             The Fund's Investment Objective and Strategies
                             Main Risks of Investing in the Fund
                             The Fund's Past Performance
                             Fees and Expenses of the Fund
                             About the Fund's Investments
                             How the Fund is Managed

                             ABOUT YOUR ACCOUNT

                             How to Buy Shares
                             Class A Shares
                             Class B Shares
                             Class C Shares

                             Special Investor Services
                             AccountLink
                             PhoneLink
                             OppenheimerFunds Internet Website

                             How to Sell Shares
                             By Wire
                             By Mail
                             By Telephone
                             By Checkwriting

                             How to Exchange Shares
                             Shareholder Account Rules and Policies
                             Dividends and Taxes
                             Financial Highlights

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ABOUT THE FUND

The Fund's Investment Objective and Strategies

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?  The Fund seeks a high level of current income exempt from federal income tax.

WHAT DOES THE FUND MAINLY INVEST IN? As a fundamental  policy,  the Fund invests at least 80% of its net assets  (plus  borrowing  for  investment  purposes)  in investment-grade  municipal  securities  that are exempt from federal income tax
(including  securities subject to alternative  minimum tax). Under normal market conditions,  as a non-fundamental  policy,  the Fund will invest at least 95% of its net assets in those  securities.  Not more than 5% of total  assets  will be invested in securities  rated below investment grade at the time of acquisition.
Municipal  securities include municipal bonds (which are debt obligations having a maturity of more than one year when issued),  municipal  notes (which are debt obligations having a maturity of less than one year when issued),  and interests in municipal leases.  "Investment-grade"  securities are securities rated in the four highest rating categories of national rating  organizations such as Moody's
Investors  Services  or  unrated  securities  judged  by the  Fund's  investment
Manager,  OppenheimerFunds,  Inc.,  to be  comparable  to  securities  rated  as investment  grade.  These  investments  are more fully  explained  in "About the
Fund's Investments," below.

     The Fund seeks to maintain a dollar-weighted  average  effective  portfolio maturity of five years or less. However,  the Fund can invest in securities that have short,  intermediate or long  maturities.  Because of events  affecting the bond markets and interest rate changes,  the maturity of the portfolio might not meet that target at all times.

HOW DO THE  PORTFOLIO  MANAGERS  DECIDE  WHAT  SECURITIES  TO  BUY OR  SELL?  In
selecting  securities for the Fund, the portfolio  managers look  nationwide for municipal securities, evaluating them using a variety of factors that may change over time and may vary in particular  cases.  The portfolio  managers  currently look for: o Securities that offer high current income,

o    A  wide   range  of   issuers   and   securities   to   provide   portfolio
     diversification,

o    Investment-grade  securities that offer high income,  particularly callable bonds,
o    Securities of a variety of different issuers, for portfolio diversification to help reduce risk of volatility,  including  unrated bonds and securities of smaller  issuers that might be overlooked by other  investors and fundso
     Coupon  interest  or  accretion  rates,   current  market  interest  rates,
     callability  and call prices that might  change the  effective  maturity of particular  securities  and the overall  portfolio,  ando  Securities  with maturities of one to twenty years,  so that portions of the portfolio  will mature at different times to reduce share price volatility.

WHO IS THE FUND DESIGNED FOR? The Fund is designed for individual  investors who are seeking income exempt from federal  personal income taxes,  from a portfolio or intermediate maturity to try to reduce share price volatility.  The Fund does not seek capital gains or growth.  Because it invests in tax-exempt  securities, the Fund is not appropriate for and does not offer its shares to retirement plan accounts.  The  Fund  is  intended  to be a  long-term  investment  but is not a complete investment program. Main Risks of Investing in the Fund

All investments have risks to some degree. The Fund's investments are subject to changes in their value from a number of factors,  described  below. The value of the Fund's  investments  will change over time due to a number of factors.  They include  changes  in  general  bond  market  movements,  the  change in value of particular  bonds or the  income  they pay  because  of an event  affecting  the issuer, or changes in interest rates that can affect bond prices overall.  There is also the risk that poor security  selection by the Fund's investment  Manager will cause the Fund to underperform other funds having a similar objective.

CREDIT RISK. Municipal securities are subject to credit risk. Credit risk is the risk that the issuer of a debt  security  might not make  interest and principal payments  on the  security  as they  become  due.  If the  issuer  fails  to pay interest,  the Fund's income might be reduced,  and if the issuer fails to repay principal,  the value of that  security and of the Fund's  shares might fall. To help reduce  credit  risks,  the Fund focuses on  investing in  investment-grade securities.  However,  credit ratings are not  guarantees of an issuer's  timely payments of its  obligations.  A downgrade in an issuer's credit rating or other adverse  news  about an issuer can  reduce  the  market  value of that  issuer's securities.

INTEREST RATE RISKS.  Municipal  securities are debt securities that are subject to changes in value when prevailing  interest rates change.  When interest rates fall, the values of  already-issued  municipal  securities  generally rise. When interest rates rise, the values of already-issued municipal securities generally fall,  and the  securities  may sell at a discount  from their face amount.  The magnitude of these price  changes is  generally  greater for  securities  having longer maturities.

     Although  the  Fund  attempts  to limit  its  average  effective  portfolio maturity  to not more  than  five  years,  the Fund can hold  securities  having maturities  of more than five years to seek higher  income.  When the Fund holds securities with longer maturities,  it will seek to manage its average effective portfolio maturity with other investment techniques.  When the average effective maturity of the Fund's  portfolio  is  relatively  longer,  its share prices may fluctuate  more  when  interest  rates  change.  However,  the  Fund's  maturity management  strategy could be unsuccessful,  so that the prices of its portfolio securities could be more volatile than anticipated.

     Additionally, the Fund can buy variable and floating rate obligations. When interest rates fall, the yields of these securities decline.  Callable bonds the
Fund buys are more likely to be called when  interest  rates fall,  and the Fund might then have to  reinvest  the  proceeds  of the called  instrument  in other securities that have lower yields, reducing its income.

RISKS OF DERIVATIVE INVESTMENTS.  The Fund can use derivatives to seek increased income or to try to hedge  investment  risks.  In general  terms,  a  derivative investment is an investment contract whose value depends on (or is derived from)
the value of an  underlying  asset,  interest rate or index.  Options,  futures,
"inverse  floaters" and interest rate swaps are examples of derivatives the Fund can use.

     If the issuer of the derivative investment does not pay the amount due, the
Fund  can  lose  money on its  investment.  Also,  the  underlying  security  or investment on which the derivative is based,  and the derivative  itself,  might not perform the way the Manager  expected it to perform.  If that  happens,  the
Fund will get less income than expected,  its hedge might be  unsuccessful,  and its share  prices  could fall.  The Fund has limits on the amount of  particular types of derivatives it can hold.  However,  using  derivatives can increase the volatility of the Fund's share prices. Some derivatives may be illiquid,  making it difficult for the Fund to value and to sell them at an acceptable price.

BORROWING FOR LEVERAGE.  As a fundamental policy, the Fund can borrow from banks in  amounts  up to 10% of its total  assets  for  emergency  purposes  or to buy portfolio  securities.  This use of "leverage"  will subject the Fund to greater costs than funds that do not borrow for  leverage,  and may also make the Fund's share prices more sensitive to interest rate changes.

HOW RISKY IS THE FUND OVERALL?  The risks described above  collectively form the overall  risk  profile  of the  Fund and can  affect  the  value  of the  Fund's
investments,   its  investment  performance,  and  the  prices  of  its  shares.
Particular  investments and investment  strategies also have risks.  These risks mean that you can lose money by  investing  in the Fund.  When you  redeem  your shares,  they may be worth more or less than what you paid for them. There is no assurance that the Fund will achieve its investment objective.

     While the Fund's  strategy of managing the  volatility  of its portfolio by limiting its effective maturity may help reduce fluctuations in the Fund's share prices,  unanticipated  events can affect the maturity of securities  and reduce the effectiveness of that strategy. In the OppenheimerFunds  spectrum,  the Fund is more  conservative  than some  types of bond  funds,  such as high yield bond funds,  and may be less volatile than longer-term  tax-exempt  funds, but it has greater risks than money market funds.

An  investment  in the Fund is not a deposit of any bank,  and is not insured or guaranteed by the Federal Deposit Insurance  Corporation or any other government agency.

The Fund's Past Performance

The bar chart and table below show one measure of the risks of  investing in the
Fund, by showing changes in the Fund's  performance (for its Class A shares) for the last 10 calendar  years and by showing how the average  annual total returns of the  Fund's  shares,  both  before  and after  taxes,  compare  to those of a broad-based  market index.  The  after-tax  returns are shown for Class A shares only and are calculated using the historical highest individual federal marginal income tax rates in effect  during the  periods  shown,  and do not  reflect the impact of state or local taxes.  The after-tax  returns for the other classes of shares will vary. In certain cases, the figure representing  "Return After Taxes on Distributions  and Sale of Fund Shares" may be higher than the return figures for the same  period.  A higher  after-tax  return  results  when a capital loss occurs  upon  redemption  and  translates  into an assumed  tax  deduction  that benefits the shareholder.  The after-tax returns are calculated based on certain assumptions  mandated by regulation and your actual after-tax returns may differ from those shown,  depending on your  individual tax situation.  The Fund's past investment performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (Class A) (as of 12/31 each year)

[see  appendix to the  prospectus  for data in bar chart  showing  annual  total returns.]

Sales charges and taxes are not included in the  calculations  of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.
For the  period  from  1/01/02  through  9/30/02,  the  cumulative  return  (not annualized)  before taxes for Class A shares was 7.64%.  During the period shown in the bar  chart,  the  highest  return  (not  annualized)  before  taxes for a calendar  quarter  was 4.94% (1Qtr '95) and the lowest  return (not  annualized)
before taxes for a calendar quarter was -4.59% (1Qtr '94).

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  Average Annual Total Returns                                        1 Year         5 Years         10 Years
  for the periods ended December 31, 2001                                                           (or life of
                                                                                                  class, if less)

  -------------------------------------------------------------------------------------------------------------------------
  -------------------------------------------------------------------------------------------------------------------------

  Class A Shares (inception 11/11/86)
    Return Before Taxes                                               0.07%           3.68%            5.07%
    Return After Taxes on Distributions                               0.07%           3.63%            4.94%
    Return After Taxes on  Distributions  and Sale of Fund
    Shares                                                            1.97%           3.91%            5.04%

  --------------------------------------------------------------- --------------- -------------- ------------------
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  Lehman Brothers Municipal Bond Index (reflects no deduction         5.13%           5.98%           6.63%1
  for fees, expenses or taxes)

  --------------------------------------------------------------- --------------- -------------- ------------------
--------------------------------------------- -------------------------- ------------------------ -------------------------
     Class B Shares (inception 9/11/95)                -1.10%                     3.45%                    4.03%
--------------------------------------------- -------------------------- ------------------------ -------------------------
     Class C Shares (inception 12/1/93)                   1.94%                    3.63%                     3.76%
--------------------------------------------- -------------------------- ------------------------ -------------------------

From 12/31/1991.

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The Fund's average annual total returns include the applicable sales charge: for
Class A, the current  maximum  initial  sales charge of 3.50%;  for Class B, the applicable contingent deferred sales charges of 4% (1-year) and 1% (5-year); for
Class C, the 1% contingent deferred sales charge for the 1-year period.  Because
Class B shares  convert  to Class A shares 72  months  after  purchase,  Class B
"life-of-class"  performance  does not include  the  contingent  deferred  sales charge and uses Class A performance for the period after conversion. The returns measure the performance of a hypothetical  account and assume that all dividends and capital gains  distributions  have been reinvested in additional shares. The performance  of the  Fund's  Class A  shares  is  compared  to  Lehman  Brothers
Municipal Bond Index,  an unmanaged  index of a broad range of investment  grade municipal bonds.  However, the index performance reflects reinvestment of income but does not consider the effects of transaction  costs. The Fund's  investments vary from the securities in the index.

Fees and Expenses of the Fund

The following  tables are meant to help you understand the fees and expenses you may pay if you buy and hold  shares  of the Fund.  The Fund  pays a  variety  of expenses directly for management of its assets, administration,  distribution of its shares and other  services.  Those expenses are  subtracted  from the Fund's assets to  calculate  the Fund's net asset  values per share.  All  shareholders therefore  pay  those  expenses  indirectly.  Shareholders  pay  other  expenses directly,  such as sales charges and account  transaction  charges.  The numbers below are based on the Fund's  expenses  during its fiscal year ended  September
30, 2002.

Shareholder Fees (charges paid directly from your investment):

----------------------------------------------------- ------------------- ------------------- -------------------
                                                        Class A Shares      Class B Shares      Class C Shares
----------------------------------------------------- ------------------- ------------------- -------------------
-------------------------------------------------- --------------------------------------------------------------

Maximum Sales Charge (Load) on
-------------------------------------------------         3.50%                None                 None
Purchases (as % of offering price)

-------------------------------------------------- --------------------------------------------------------------
-------------------------------------------------- --------------------------------------------------------------

Maximum Deferred Sales Charge
(Load) (as % of the lower of the
original offering price or
redemption proceeds)                                      None1                4%2                  1%3

-------------------------------------------------- --------------------------------------------------------------
1. A contingent deferred sales charge may apply to redemptions of investments of
$1 million or more of Class A shares. See "How to Buy Shares" for details.
2. Applies to redemptions in first year after purchase.  The contingent deferred sales charge  declines to 1% in the fifth year and is eliminated  after that. 3.
Applies to shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

---------------------------------------------------- -------------------- -------------------- ------------------
                                                       Class A Shares       Class B Shares      Class C Shares
---------------------------------------------------- -------------------- -------------------- ------------------
---------------------------------------------------- -------------------- -------------------- ------------------

Management Fees                                             0.48%                0.48%               0.48%

---------------------------------------------------- -------------------- -------------------- ------------------
---------------------------------------------------- -------------------- -------------------- ------------------
Distribution and/or Service (12b-1) Fees                    0.24%                1.00%               1.00%
---------------------------------------------------- -------------------- -------------------- ------------------
---------------------------------------------------- -------------------- -------------------- ------------------

Other Expenses                                              0.20%                0.20%               0.20%

---------------------------------------------------- -------------------- -------------------- ------------------
---------------------------------------------------- -------------------- -------------------- ------------------

Total Annual Operating Expenses                             0.92%                1.68%               1.68%

---------------------------------------------------- -------------------- -------------------- ------------------

Expenses may vary in future years. "Other expenses" include transfer agent fees, custodial  fees,  and  accounting  and legal  expenses  that the Fund pays.  The
Transfer  Agent has  voluntarily  undertaken to the Fund to limit transfer agent fees to 0.35% of average  daily net assets per fiscal year for each share class.
That  undertaking may be amended or withdrawn at any time.  After the management fee waiver, the actual "Other Expenses" and "Total Annual Operating Expenses" as
percentages of average daily net assets were 0.45% and 0.89% for Class A shares,
0.45% and 1.65% for Class B shares and 0.45% and 1.65% for Class C shares.

EXAMPLES.  These examples are intended to help you compare the cost of investing in the Fund with the cost of  investing  in other  mutual  funds.  The  examples assume  that you  invest  $10,000  in a class of shares of the Fund for the time periods indicated, and reinvest your dividends and distributions.

     The first example  assumes that you redeem all of your shares at the end of those periods.  The second example  assumes you keep your shares.  Both examples also assume that your  investment has a 5% return each year and that the class's operating  expenses  remain the same.  Your actual  costs may be higher or lower because expenses will vary over time.  Based on these  assumptions your expenses would be as follows:

---------------------------------------------- ----------------- ----------------- --------------- ----------------

If shares are redeemed:                             1 year           3 years          5 years         10 years

---------------------------------------------- ----------------- ----------------- --------------- ----------------
---------------------------------------------- ----------------- ----------------- --------------- ----------------

Class A Shares                                       $441              $633             $841           $1,442

---------------------------------------------- ----------------- ----------------- --------------- ----------------
---------------------------------------------- ----------------- ----------------- --------------- ----------------

Class B Shares                                       $571              $730            $1,013          $1,5991

---------------------------------------------- ----------------- ----------------- --------------- ----------------
---------------------------------------------- ----------------- ----------------- --------------- ----------------

Class C Shares                                       $271              $530             $913           $1,987

---------------------------------------------- ----------------- ----------------- --------------- ----------------

--------------------------------------------- ------------------ ----------------- --------------- ----------------
If shares are not redeemed:                        1 year            3 years          5 years         10 years1
--------------------------------------------- ------------------ ----------------- --------------- ----------------
---------------------------------------------------------------- ----------------- --------------- ----------------

Class A Shares                                       $441              $633             $841           $1,442

---------------------------------------------------------------- ----------------- --------------- ----------------
---------------------------------------------------------------- ----------------- --------------- ----------------

Class B Shares                                       $171              $530             $913           $1,5991

---------------------------------------------------------------- ----------------- --------------- ----------------
---------------------------------------------------------------- ----------------- --------------- ----------------

Class C Shares                                       $171              $530             $913           $1,987

---------------------------------------------------------------- ----------------- --------------- ----------------

In the first example,  expenses include the initial sales charge for Class A and the applicable  Class B or Class C contingent  deferred  sales  charges.  In the second example,  the Class A expenses include the sales charge,  but Class B and
Class C expenses do not include  contingent  deferred sales charges.  1. Class B expense  for years 7 through  10 are based on Class A  expenses,  since  Class B shares automatically convert to Class A after 6 years.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES. The allocation of the Fund's portfolio among  different  investments  will  vary  over  time  based  on  the  Manager's evaluation of economic and market trends.  The Fund's portfolio might not always include all of the different types of investments described below. The Statement of Additional  Information  contains more detailed  information about the Fund's investment policies and risks.

     The Manager tries to reduce risks by diversifying investments,  emphasizing investment-grade securities,  seeking to limit the average effective maturity of the portfolio,  and carefully researching  securities before they are purchased.
However,  changes in the overall  market prices of municipal  securities and the income they pay can occur at any time.  The yields and share  prices of the Fund will change  daily  based on changes in market  prices of  securities,  interest rates and market  conditions  and in  response  to other  economic  events.  The
Statement of Additional Information contains more detailed information about the
Fund's investment policies and risks.

Municipal Securities.  The Fund buys municipal bonds and notes,  certificates of participation  in municipal  leases and other  municipal debt  obligations.
     These are debt  obligations  issued by the  governments  of  states,  their political  subdivisions (such as cities, towns and counties),  the District of Columbia, or by their agencies,  instrumentalities  and authorities,  if the interest paid on the security is not subject to federal personal income tax (in the opinion of bond  counsel to the issuer at the time the security is issued).  The Fund can also buy securities issued by any  commonwealths, territories  or  possessions  of the  United  States,  or their  respective agencies,  instrumentalities  or  authorities,  if the interest paid on the security is not subject to federal  personal  income tax (in the opinion of bond counsel to the issuer at the time the security is issued). The opinion of bond counsel does not insure that the  interest  will remain  tax-exempt during the life of the bond.  All of these  types of debt  obligations  are referred to as "municipal securities" in this Prospectus.

What is A Municipal Security?  A municipal security is essentially a loan by the buyer to the issuer of the  security.  The issuer  promises to pay back the principal amount of the loan and normally pays interest exempt from federal personal income taxes.

Municipal  securities  are  issued to raise  money  for a  variety  of public or private  purposes,  including  financing  state or local  governments,  specific projects or public facilities.  The Fund can invest in municipal securities that are "general  obligations,"  secured by the  issuer's  pledge of its full faith, credit and taxing power for the payment of principal and interest.

The Fund can also buy "revenue obligations," whose interest is payable only from the revenues  derived from a particular  facility or class of  facilities,  or a specific excise tax or other revenue source.  Some of these revenue  obligations are private  activity  bonds that pay interest that may be a tax  preference for investors subject to alternative minimum tax.

o    Municipal Lease  Obligations.  Municipal leases are used by state and local governments to obtain funds to acquire land,  equipment or facilities.  The
     Fund  can  invest  in  certificates  of  participation   that  represent  a
     proportionate  interest in payments made under municipal lease obligations.
     Most  municipal  leases,  while  secured  by the leased  property,  are not general  obligations  of  the  issuing  municipality.  They  often  contain
     "non-appropriation"  clauses  under which the municipal  government  has no obligation  to make lease or  installment  payments in future  years unless money is  appropriated  on a yearly basis.  If the government  stops making payments or transfers  its payment  obligations  to a private  entity,  the obligation could lose value or become taxable. Some lease obligations might not have an active  trading  market,  making it  difficult  for the Fund to value and to sell them at an acceptable price.

Determining  the  "Average  Effective  Maturity"  of the  Fund's  Portfolio.  In
general,  when interest rates change,  debt securities having shorter maturities fluctuate in value less than securities with longer  maturities.  The Fund tries to reduce the  volatility  of its share prices by seeking to maintain an average effective  portfolio  maturity of five years or less.  It measures the "average"
maturity of all of its  securities on a  "dollar-weighted"  basis,  meaning that larger securities  holdings have a greater effect on overall portfolio  maturity than smaller  holdings.  The Fund can therefore hold  securities with stated and effective maturities of more or less than five years.

The  "effective"  maturity  of a  security  is not always the same as the stated
maturity  date.  A number of factors  may cause the  "effective"  maturity to be shorter than the stated maturity. For example, a bond's effective maturity might be deemed to be shorter  (for  pricing  and  trading  purposes)  than its stated
maturity as a result of differences between its coupon interest rate and current market interest  rates,  whether the bond is callable (that means the issuer can pay off the bond  prior  to its  stated  maturity),  the  rate of  accretion  of discounts on the bond,  and other factors such as mandatory put  provisions  and scheduled sinking fund payments.

When interest rates change,  securities that have an effective  maturity that is shorter than their stated maturity tend to behave like  securities  having those shorter maturity dates. However,  those securities might not behave as expected, and the Fund might not always be successful in maintaining its average effective portfolio  maturity at five years or less or in reducing the  volatility  of its share prices.

Ratings of Municipal  Securities.  As a fundamental  policy, the Fund invests at least 80% of its net assets (plus  borrowing  for  investment  purposes) in investment-grade  municipal  securities that are exempt from federal income tax (including securities subject to alternative minimum tax). Under normal market  conditions,  as a non-fundamental  policy,  the Fund will invest at least 95% of its net assets in these securities.  Not more than 5% of total assets will be invested in securities  rated below  investment grade at the time of acquisition.  "Investment  grade" securities are those rated within the four highest rating  categories of Moody's,  Standard &  Poor's, or
     Fitch or other nationally-recognized rating organizations,  or (if unrated)
     judged by the Manager to be comparable  to  securities  rated as investment grade. Rating definitions of rating  organizations are in Appendix A to the
     Statement  of  Additional  Information.  If a security the Fund buys is not rated,  the  Manager  will use its  judgment  to  assign  a rating  that it believes is comparable to that of a rating organization.

The Manager  relies to some extent on credit  ratings by  nationally  recognized rating  organizations  in evaluating the credit risk of securities  selected for the Fund's  portfolio.  It also uses its own  research  and analysis to evaluate risks. Many factors affect an issuer's ability to make timely payments,  and the credit risks of a particular security might change over time. If the rating of a security  is  reduced  after  the  Fund  buys  it,  the  Fund  is  not  required automatically  to dispose of that security.  However,  the Manager will evaluate those securities to determine whether to keep them in the Fund's portfolio.

o    Special Risks of  Lower-Grade  Securities.  Municipal  securities  that are below  investment  grade (these are  sometimes  called "junk bonds") may be subject  to  greater  price  fluctuations  and risks of loss of income  and principal than investment grade municipal  securities.  Securities that are
     (or that have fallen) below  investment  grade have a greater risk that the issuers may not meet their debt  obligations.  They may also be less liquid than  investment-grade  securities,  making it harder  for the Fund to sell them at an acceptable price.

CAN THE FUND'S  INVESTMENT  OBJECTIVE AND POLICIES  CHANGE?  The Fund's Board of
Trustees  can change  non-fundamental  policies  without  shareholder  approval, although significant changes will be described in amendments to this Prospectus.
Fundamental policies cannot be changed without the approval of a majority of the
Fund's  outstanding  voting  shares.  The  Fund's  investment   objective  is  a
fundamental policy. Other investment  restrictions that are fundamental policies are listed in the Statement of Additional  Information.  An investment policy is
not   fundamental   unless  this  Prospectus  or  the  Statement  of  Additional
Information says that it is.

OTHER INVESTMENT STRATEGIES. To seek its investment objective, the Fund can also use the investment  techniques and strategies described below. The Manager might not  always  use  all of the  different  types  of  techniques  and  investments described below.  These techniques have risks although some of them are designed to help reduce overall investment or market risks.

Floating Rate/Variable Rate Obligations. Some municipal securities have variable or  floating  interest  rates.  Variable  rates  are  adjustable  at stated
     periodic intervals.  Floating rates are automatically adjusted according to a specified market rate for such investments, such as the percentage of the prime rate of a bank or the 91-day U.S. Treasury Bill rate.
o    Inverse Floaters Have Special Risks.  Variable rate bonds known as "inverse floaters"  pay  interest at rates that move in the  opposite  direction  of yields on short-term bonds in response to market changes. As interest rates rise,  inverse floaters produce less current income, and their market value can become volatile.  Inverse floaters are a type of "derivative security."
     Some have a "cap," so that if  interest  rates  rise  above the  "cap," the security pays additional  interest  income.  If rates do not rise above the
     "cap,"  the Fund will have paid an  additional  amount  for a feature  that proves  worthless.  The Fund  will not  invest  more  than 20% of its total assets in inverse floaters.

"When-Issued"  and  "Delayed-Delivery"   Transactions.  The  Fund  can  purchase
     municipal  securities  on a  "when-issued"  basis and can  purchase or sell securities  on a  "delayed-  delivery"  basis.  Between  the  purchase  and settlement,  no payment is made for the security and no interest accrues to the buyer from the  investment.  There is a risk of loss to the Fund if the value of the when-issued security declines prior to the settlement date. No income  accrues  to the  Fund on a  when-issued  security  until  the  Fund receives the security on settlement of the trade.

Puts and Stand-By  Commitments.  The Fund can acquire "stand-by  commitments" or
     "puts" with respect to municipal  securities.  These  investments  give the
     Fund the  right to sell the  securities  at a set  price on  demand  to the issuing  broker-dealer or bank. However, a security having this feature may have a lower interest rate. The Fund will acquire  stand-by  commitments or puts solely to enhance portfolio liquidity.
Illiquid and Restricted Securities.  Investments may be illiquid because they do not have an active  trading  market,  making it  difficult to value them or dispose of them promptly at an acceptable price.  Restricted securities may have  terms that  limit  their  resale to other  investors  or may  require registration  under  federal  securities  laws  before  they  can  be  sold publicly.  The Fund  will not  invest  more  than 15% of its net  assets in illiquid or restricted  securities.  Certain restricted securities that are eligible  for  resale  to  qualified  institutional  purchasers  may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing  basis to determine  whether to sell any holdings to maintain adequate liquidity.

Derivative Investments. The Fund can use derivatives to seek increased income or to try to hedge  investment  risks. The Fund generally does not use hedging instruments,  such as options, to try to hedge investment risks. In general terms,  a  derivative  investment  is an  investment  contract  whose value depends on (or is derived from) the value of an underlying asset,  interest rate or index.  "Inverse  floaters" and  "variable  rate  obligations"  are examples of derivatives that the Fund can use.
o    There are Special Risks in Using Derivative  Investments.  If the issuer of the  derivative  investment  does not pay the amount due, the Fund can lose money on its  investment.  Also, the  underlying  security or investment on which the derivative is based, and the derivative itself, might not perform the way the Manager expected it to perform. If that happens,  the Fund will get less income than expected or its hedge might be  unsuccessful,  and its share prices could fall. To try to preserve capital, the Fund has limits on the amount of particular types of derivatives it can hold.  However,  using derivatives  can increase the  volatility of the Fund's share prices.  Some derivatives may be illiquid,  making it difficult for the Fund to sell them quickly at an acceptable price.

TEMPORARY  DEFENSIVE  AND INTERIM  INVESTMENTS.  In times of adverse or unstable market, political or economic conditions,  the Fund can invest up to 100% of its
assets  in   temporary   defensive   investments.   Generally,   they  would  be
high-quality,  short-term  money  market  instruments  such as  U.S.  Government
securities,   highly-rated   commercial   paper,   short-term   corporate   debt
obligations,  bank  deposits or  repurchase  agreements.  To the extent the Fund invests in these securities, it might not achieve its investment objective.

     Under  normal  market  conditions,  the Fund can also hold  these  types of investments  for cash  management  purposes (in amounts not exceeding 20% of its total assets) pending the investment of proceeds from the sale of Fund shares or portfolio securities, or to meet anticipated redemptions of Fund shares.

How the Fund is Managed

THE  MANAGER.  The  Manager  chooses  the Fund's  investments  and  handles  its day-to-day business. The Manager carries out its duties, subject to the policies established  by the  Fund's  Board of  Trustees,  under an  investment  advisory agreement  that states the Manager's  responsibilities.  The agreement  sets the fees the Fund pays to the Manager and  describes  the expenses  that the Fund is responsible to pay to conduct its business.

     The Manager has been an investment  adviser since January 1960. The Manager and its subsidiaries and controlled affiliates managed more than $120 billion in assets as of September 30, 2002,  including  other  Oppenheimer  funds with more than 7 million  shareholder  accounts.  The  Manager is  located at 498  Seventh
Avenue, New York, New York 10018.

Portfolio Managers. The Fund is managed by a portfolio management team comprised of Ronald  Fielding and other  investment  professionals  selected from the
     Manager's Rochester Division.  This portfolio  management team is primarily responsible  for the  day-to-day  management of the Fund's  portfolio.  Mr.
     Fielding is a Senior Vice President of the Manager (since January 1996) and a Vice President of the Fund. Mr. Fielding serves in a similar capacity for other Oppenheimer funds.

Advisory  Fees.  Under  the  investment  advisory  agreement,  the Fund pays the
     Manager an  advisory  fee at an annual  rate which  declines  as the Fund's assets grow:  0.50% of the first $100 million of average annual net assets,
     0.45% of the next $150 million,  0.425% of the next $250 million, and 0.40%
     of  average  annual  net  assets  in  excess of $500  million.  The  Fund's management fee for its last fiscal year ended September 30, 2002, was 0.48%
     of average annual net assets for each class of shares.

ABOUT your account

How to Buy Shares

You can buy shares  several ways, as described  below.  The Fund's  Distributor,
OppenheimerFunds  Distributor,  Inc.,  may  appoint  servicing  agents to accept purchase (and redemption) orders. The Distributor,  in its sole discretion,  may reject any purchase order for the Fund's shares.

Buying Shares Through Your Dealer. You can buy shares through any dealer, broker or financial  institution  that has a sales agreement with the Distributor.
     Your dealer will place your order with the Distributor on your behalf.

Buying Shares Through the Distributor.  Complete an OppenheimerFunds New Account
     Application  and  return  it  with a  check  payable  to  "OppenheimerFunds
     Distributor, Inc." Mail it to P.O. Box 5270, Denver, Colorado 80217. If you
     don't list a dealer on the  application,  the Distributor  will act as your agent in buying the shares.  However,  we  recommend  that you discuss your investment  with a financial  advisor before you make a purchase to be sure that the Fund is appropriate for you.

o    Paying by Federal Funds Wire.  Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum investment is $2,500. Before sending a wire, call the Distributor's Wire Department at 1.800.225.5677 to notify the Distributor of the wire and to receive further instructions.

o    Buying Shares Through OppenheimerFunds  AccountLink.  With AccountLink, you
     pay for shares by electronic funds transfers from your bank account. Shares are  purchased  for your  account  by a  transfer  of money  from your bank account through the Automated  Clearing House (ACH) system. You can provide those instructions  automatically,  under an Asset Builder Plan,  described below, or by telephone instructions using OppenheimerFunds  PhoneLink, also described below. Please refer to "AccountLink," below for more details.

o    Buying Shares Through Asset Builder Plans.  You may purchase  shares of the
     Fund  automatically  each  month  from  your  account  at a bank  or  other financial institution under an Asset Builder Plan with AccountLink. Details are in the  Asset  Builder  Application  and the  Statement  of  Additional
     Information.

WHAT IS THE MINIMUM  AMOUNT YOU MUST  INVEST?  In most  cases,  you can buy Fund shares  with  a  minimum  initial  investment  of  $1,000  and  make  additional investments  at any time  with as  little as $50.  There  are  reduced  minimums available under the following special investment plans:
By   using an Asset Builder Plan or Automatic  Exchange Plan (details are in the
     Statement of Additional Information), or government allotment plan, you can make subsequent investments o (after making the initial investment of $500)
     for as  little as $50.  For any type of  account  established  under one of these plans prior to November 1, 2002,  the minimum  additional  investment will  remain  $25.  The minimum  investment  requirement  does not apply to reinvesting  dividends from the Fund or other  Oppenheimer funds (a list of them appears in the  Statement of  Additional  Information,  or you can ask
     your dealer or call the Transfer Agent), or reinvesting  distributions from unit investment trusts that have made arrangements with the Distributor.

AT WHAT PRICE ARE SHARES SOLD?  Shares are sold at their offering price which is the net asset value per share plus any initial  sales charge that  applies.  The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the Distributor receives the purchase order at its offices in Colorado,  or after any agent  appointed by the
Distributor receives the order.

Net  Asset  Value.  The Fund  calculates  the net asset  value of each  class of shares  as of the  close of The New York  Stock  Exchange,  on each day the
     Exchange is open for trading  (referred to in this Prospectus as a "regular business day").  The Exchange  normally closes at 4:00 P.M.,  Eastern time, but  may  close  earlier  on  some  days.  All  references  to time in this
     Prospectus mean "Eastern time."

The net asset value per share is  determined by dividing the value of the Fund's net  assets  attributable  to a class by the number of shares of that class that are outstanding.  To determine net asset value, the Fund's Board of Trustees has established  procedures  to value the Fund's  securities,  in general,  based on market value. The Board has adopted special  procedures for valuing illiquid and restricted  securities and obligations for which market values cannot be readily obtained.

If, after the close of the principal market on which a security held by the Fund is traded,  and before the time the Fund's  securities  are priced  that day, an event  occurs that the Manager  deems  likely to cause a material  change in the value of such security, the Fund's Board of Trustees has authorized the Manager, subject to the Board's  review,  to ascertain a fair value for such security.  A security's  valuation  may differ  depending on the method used for  determining value.

The  Offering Price. To receive the offering price for a particular day, in most cases the  Distributor or its  designated  agent must receive your order by the time of day The New York Stock Exchange  closes that day. If your order is  received  on a day when the  Exchange is closed or after it has closed, the order will receive the next  offering  price that is  determined  after your order is received.
Buying Through a Dealer.  If you buy shares  through a dealer,  your dealer must receive the order by the close of The New York Stock  Exchange and transmit it to the Distributor so that it is received before the Distributor's close of business on a regular  business day (normally 5:00 P.M.) to receive that day's offering price, unless your dealer has made alternative  arrangements with the Distributor.  Otherwise,  the order will receive the next offering price that is determined.

--------------------------------------------------------------------------------

WHAT  CLASSES OF SHARES DOES THE FUND OFFER?  The Fund  offers  investors  three
different  classes  of  shares.   The  different  classes  of  shares  represent
investments in the same portfolio of securities,  but the classes are subject to different  expenses and will likely have  different  share prices.  When you buy shares,  be sure to specify  the class of shares.  If you do not choose a class, your investment will be made in Class A shares.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
ClassA Shares.  If you buy Class A shares,  you pay an initial  sales charge (on investments  up to $1  million).  The amount of that sales charge will vary depending  on the amount you invest.  The sales  charge rates are listed in
     "How Can You Buy Class A Shares?" below.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
ClassB Shares.  If you buy Class B shares,  you pay no sales  charge at the time of purchase,  but you will pay an annual  asset-based  sales charge. If you sell your shares within five years of buying them,  you will normally pay a contingent  deferred sales charge.  That  contingent  deferred sales charge varies depending on how long you own your shares,  as described in "How Can
     You Buy Class B Shares?" below.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
ClassC Shares.  If you buy Class C shares,  you pay no sales  charge at the time of purchase,  but you will pay an annual  asset-based  sales charge. If you sell your shares  within 12 months of buying them,  you will normally pay a contingent  deferred sales charge of 1.0%, as described in "How Can You Buy
     Class C Shares?" below.
--------------------------------------------------------------------------------

WHICH  CLASS OF SHARES  SHOULD YOU  CHOOSE?  Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your  investment.  If your  goals  and  objectives change  over  time  and you  plan to  purchase  additional  shares,  you  should re-evaluate those factors to see if you should consider another class of shares.
The Fund's operating costs that apply to a class of shares and the effect of the different  types of sales charges on your  investment  will vary your investment results over time.

     The  discussion  below  is  not  intended  to  be  investment  advice  or a recommendation,  because each investor's financial considerations are different.
The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course,  these examples are based on  approximations  of the effects of current  sales  charges and expenses projected over time, and do not detail all of the  considerations in selecting a class of shares.  You should analyze your options  carefully with your financial advisor before making that choice.

How  Long Do You Expect to Hold Your  Investment?  While future  financial needs cannot be  predicted  with  certainty,  knowing how long you expect to hold your  investment  will assist you in  selecting  the  appropriate  class of shares.  Because of the effect of  class-based  expenses,  your choice will also depend on how much you plan to invest. For example,  the reduced sales charges  available  for larger  purchases of Class A shares may, over time, offset  the effect of paying an initial  sales  charge on your  investment, compared to the effect over time of higher  class-based  expenses on shares of Class B or Class C.
o    Investing for the Shorter  Term.  While the Fund is meant to be a long-term investment,  if you have a relatively  short-term  investment horizon (that is, you plan to hold your shares for not more than six  years),  you should probably consider  purchasing Class A or Class C shares rather than Class B shares.  That is because of the effect of the Class B  contingent  deferred sales charge if you redeem within five years,  as well as the effect of the
     Class B asset-based sales charge on the investment return for that class in the short-term.  Class C shares might be the appropriate choice (especially for investments of less than  $100,000),  because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

However,  if you plan to invest more than $100,000 for the shorter term, then as your investment  horizon increases toward six years, Class C shares might not be as advantageous as Class A shares.  That is because the annual asset-based sales charge on Class C shares  will have a greater  impact on your  account  over the longer  term than the  reduced  front-end  sales  charge  available  for  larger purchases of Class A shares.

And for  investors  who invest $1 million or more,  in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares.  For that reason,  the  Distributor  normally  will not accept  purchase orders of  $500,000  or more of Class B shares or $1  million or more of Class C shares from a single investor.

o    Investing for the Longer Term. If you are investing  less than $100,000 for the  longer-term,  for  example for  retirement,  and do not expect to need access  to your  money  for  seven  years  or more,  Class B shares  may be appropriate.

Are  There  Differences  in Account  Features  That Matter to You?  Some account features may not be available  to Class B and Class C  shareholders.  Other features  may not be  advisable  (because  of the effect of the  contingent deferred sales charge) for Class B and Class C shareholders. Therefore, you should carefully review how you plan to use your investment  account before deciding which class of shares to buy.

Additionally,  the dividends payable to Class B and Class C shareholders will be reduced by the additional  expenses borne by those classes that are not borne by
Class A  shares,  such as the  Class B and  Class  C  asset-based  sales  charge
described  below  and  in  the  Statement  of  Additional   Information.   Share
certificates  are only available on Class A shares,  and if you are  considering using your shares as  collateral  for a loan,  that may be a factor to consider.
Also, checkwriting is not available on accounts subject to a contingent deferred sales charge.

How  Do Share Classes Affect  Payments to Your Broker?  A financial  advisor may receive  different  compensation  for  selling one class of shares than for selling another class. It is important to remember that Class B and Class C contingent  deferred sales charges and  asset-based  sales charges have the same purpose as the front-end  sales charge on sales of Class A shares:  to compensate the  Distributor for concessions and expenses it pays to dealers and financial  institutions  for selling  shares.  The  Distributor may pay additional  compensation  from its own resources to  securities  dealers or financial  institutions based upon the value of shares of the Fund owned by the  dealer  or  financial  institution  for  its  own  account  or for its customers.

SPECIAL SALES CHARGE  ARRANGEMENTS  AND WAIVERS.  Appendix C to the Statement of
Additional  Information  details the  conditions for the waiver of sales charges that apply in certain  cases and the special  sales  charge  rates that apply to purchases of shares of the Fund by certain groups,  or in other special types of transactions.  To receive a waiver or special sales charge rate, you must advise the  Distributor  when  purchasing  shares or the Transfer  Agent when redeeming shares that a special condition applies.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. However, in some cases,  described  below,  purchases are not subject to an initial sales charge, and the  offering  price will be the net asset value.  In other  cases,  reduced sales  charges may be  available,  as  described  below or in the  Statement  of
Additional Information.  Out of the amount you invest, the Fund receives the net asset value to invest for your account.

     The sales charge varies depending on the amount of your purchase. A portion of the sales  charge may be retained by the  Distributor  or  allocated  to your dealer as concession.  The Distributor  reserves the right to reallow the entire concession to dealers.  The current sales charge rates and  concessions  paid to dealers and brokers are as follows:

--------------------------------------------------------------------------------------------------------------------

                               Amount of Purchase  Front-End Sales       Front-End Sales         Concession As
                                                   Charge As a           Charge As a
                                                   Percentage of         Percentage of Net       Percentage of
                                                   Offering Price        Amount Invested         Offering Price

--------------------------------------------------------------------------------------------------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  Less than $100,000                            3.50%                    3.63%                     3.00%
  ------------------------------------ ------------------------ ------------------------- -------------------------
--------------------------------------------------------------------------------------------------------------------

$100,000 or more but                                      3.00%                  3.09%                 2.50%
less than $250,000

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

$250,000 or more but                                      2.50%                  2.56%                 2.00%
less than $500,000

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

$500,000 or more but                                      2.00%                  2.04%                 1.50%
less than $1 million

--------------------------------------------------------------------------------------------------------------------

Can  You Reduce Class A Sales Charges? You may be eligible to buy Class A shares at reduced sales charge rates under the Fund's "Right of Accumulation" or a
     Letter of Intent,  as described in "Reduced Sales Charges" in the Statement of Additional Information.
ClassA Contingent  Deferred  Sales  Charge.  There is no initial sales charge on purchases  of Class A shares  of any one or more of the  Oppenheimer  funds aggregating  $1 million or more.  The  Distributor  pays  dealers of record concessions  in an amount equal to 0.50% of purchases of $1 million or more
     (other than  purchases  by  retirement  plans,  which are not  permitted to purchase  shares  of the  Fund).  That  concession  will  be  paid  only on purchases that were not previously  subject to a front-end sales charge and dealer concession.

If you redeem any of those shares within an 18 month "holding  period"  measured from  the  beginning  of the  calendar  month of their  purchase,  a  contingent deferred  sales charge  (called the "Class A contingent  deferred sales charge")
may be deducted from the redemption proceeds. That sales charge will be equal to
1.0% of the lesser of:

o    the  aggregate  net  asset  value  of the  redeemed  shares  at the time of redemption  (excluding  shares  purchased by  reinvestment  of dividends or capital gain distributions) or
o    the original net asset value of the redeemed shares.

The Class A  contingent  deferred  sales  charge  will not exceed the  aggregate amount of the concessions  the Distributor  paid to your dealer on all purchases of Class A shares of all  Oppenheimer  funds you made that were  subject  to the
Class A contingent deferred sales charge.

HOW CAN YOU BUY CLASS B SHARES?  Class B shares are sold at net asset  value per share without an initial sales charge.  However,  if Class B shares are redeemed within five years from the beginning of the calendar month of their purchase,  a contingent deferred sales charge will be deducted from the redemption  proceeds.
The  Class  B  contingent  deferred  sales  charge  is paid  to  compensate  the
Distributor for its expenses of providing  distribution-related  services to the
Fund in connection with the sale of Class B shares.

     The amount of the  contingent  deferred  sales  charge  will  depend on the number  of years  since you  invested  and the  dollar  amount  being  redeemed, according to the following  schedule for the Class B contingent  deferred  sales charge holding period:

--------------------------------------------------- ---------------------------------------------------------------

  Years Since Beginning of Month in Which Purchase    Contingent Deferred Sales Charge on Redemptions in That
  Order was Accepted                                  Year
                                                      (As % of Amount Subject to Charge)

  --------------------------------------------------- ---------------------------------------------------------------
-------------------------------------------------------- ------------------------------------------------------------
0 - 1                                                    4.0%
-------------------------------------------------------- ------------------------------------------------------------
-------------------------------------------------------- ------------------------------------------------------------
1 - 2                                                    3.0%
-------------------------------------------------------- ------------------------------------------------------------
-------------------------------------------------------- ------------------------------------------------------------
2 - 3                                                    2.0%
-------------------------------------------------------- ------------------------------------------------------------
-------------------------------------------------------- ------------------------------------------------------------
3 - 4                                                    2.0%
-------------------------------------------------------- ------------------------------------------------------------
-------------------------------------------------------- ------------------------------------------------------------
4 - 5                                                    1.0%
-------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------- ---------------------------------------------------------------

  More than 5                                         None

--------------------------------------------------- ---------------------------------------------------------------
In the table, a "year" is a 12-month period. In applying the contingent deferred sales  charge,  all  purchases  are  considered  to have  been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares automatically  convert to
     Class A shares 72 months after you purchase them. This  conversion  feature relieves Class B shareholders of the asset-based  sales charge that applies to  Class B  shares  under  the  Class B  Distribution  and  Service  Plan, described below. The conversion is based on the relative net asset value of the two  classes,  and no sales load or other  charge is imposed.  When any
     Class B shares  that you hold  convert,  any other Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will  also  convert  to Class A  shares.  For  further  information  on the conversion  feature and its tax  implications,  see "Class B Conversion" in the Statement of Additional Information.

How Can you Buy Class C Shares?  Class C shares are sold at net asset  value per share without an initial sales charge.  However,  if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the  Distributor  for its expenses of providing  distribution-related services to the Fund in connection with the sale of Class C shares.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A shares.  It reimburses the  Distributor for a portion of its costs incurred for services  provided to accounts that hold Class A shares.  Reimbursement is made  quarterly  at an annual rate of up to 0.25% of the average  annual net assets of Class A shares of the Fund.  The  Distributor  currently uses all of those  fees to pay  dealers,  brokers,  banks  and  other  financial institutions  quarterly for providing  personal  service and maintenance of accounts of their customers that hold Class A shares.

Distribution  and  Service  Plans for  Class B and Class C Shares.  The Fund has
     adopted  Distribution  and Service  Plans for Class B and Class C shares to pay the Distributor for its services and costs in distributing  Class B and
     Class C shares and servicing  accounts.  Under the plans, the Fund pays the
     Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares.  The Distributor  also receives a service fee of up to 0.25% per year under each plan.

The  asset-based  sales  charge and service  fees  increase  Class B and Class C expenses by 1.00% of the net assets per year of the  respective  class.  Because these fees are paid out of the  Fund's  assets on an  ongoing  basis,  over time these fees will increase the cost of your  investment and may cost you more than other types of sales charges.

The  Distributor  uses the service  fees to  compensate  dealers  for  providing personal  services  for  accounts  that  hold  Class B or  Class C  shares.  The
Distributor pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the  dealer.  After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis.

The Distributor currently pays a sales concession of 2.75% of the purchase price of  Class B  shares  to  dealers  from  its own  resources  at the time of sale.
Including  the  advance  of the  service  fee,  the  total  amount  paid  by the
Distributor  to the  dealer at the time of sale of Class B shares  is  therefore
3.00% of the purchase  price.  The  Distributor  retains the Class B asset-based sales charge. See the Statement of Additional Information for exceptions.

The Distributor currently pays a sales concession of 0.75% of the purchase price of  Class C  shares  to  dealers  from  its own  resources  at the time of sale.
Including  the  advance  of the  service  fee,  the  total  amount  paid  by the
Distributor  to the  dealer at the time of sale of Class C shares  is  therefore
1.00% of the purchase price. The Distributor  pays the asset-based  sales charge as an  ongoing  concession  to the  dealer  on Class C  shares  that  have  been outstanding for a year or more. See the Statement of Additional  Information for exceptions.

Special Investor Services

ACCOUNTLINK.  You can use our AccountLink feature to link your Fund account with an  account  at a U.S.  bank  or  other  financial  institution.  It  must be an
Automated Clearing House (ACH) member. AccountLink lets you:
     o    transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset
          Builder Plans, or
     o    have the Transfer Agent send redemption proceeds or transmit dividends and  distributions  directly  to your bank  account.  Please  call the
          Transfer Agent for more information.

     You may  purchase  shares by  telephone  only after your  account  has been established.  To purchase  shares in amounts up to $250,000  through a telephone representative,  call the Distributor at  1.800.225.5677.  The purchase  payment will be debited from your bank account.

     AccountLink  privileges  should be  requested on your  Application  or your dealer's settlement  instructions if you buy your shares through a dealer. After your account is established,  you can request AccountLink  privileges by sending signature-guaranteed  instructions  and  proper  documentation  to the  Transfer
Agent.  AccountLink  privileges  will  apply to each  shareholder  listed in the registration on your account as well as to your dealer  representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change  of  bank  account  information  must  be  made  by  signature-guaranteed instructions  to the  Transfer  Agent  signed  by all  shareholders  who own the account.

PHONELINK.  PhoneLink is the  OppenheimerFunds  automated  telephone system that enables shareholders to perform a number of account  transactions  automatically using a touch-tone  phone.  PhoneLink  may be used on  already-established  Fund accounts after you obtain a Personal Identification Number (PIN), by calling the
PhoneLink number, 1.800.225.5677.

     Purchasing  Shares.  You may  purchase  shares in amounts up to $100,000 by
          phone,   by  calling   1.800.225.5677.   You  must  have   established
          AccountLink  privileges to link your bank account with the Fund to pay for these purchases.
     Exchanging Shares. With the OppenheimerFunds Exchange Privilege,  described below,  you can exchange shares  automatically by phone from your Fund
          account  to  another   OppenheimerFunds   account  you  have   already
          established by calling the special PhoneLink number.

     Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink  number and the Fund will send the proceeds  directly to your AccountLink  bank account.  Please refer to "How to Sell Shares,"
          below for details.

CAN YOU SUBMIT  TRANSACTION  REQUESTS BY FAX? You may send  requests for certain types of account transactions to the Transfer Agent by fax (telecopier).  Please call 1.800.225.5677 for information about which transactions may be handled this way.  Transaction  requests  submitted  by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain information about the Fund, as well as your account  balance,  on the  OppenheimerFunds  Internet  website,  at
www.oppenheimerfunds.com.  Additionally,  shareholders  listed  in  the  account registration (and the dealer of record) may request certain account transactions through a special section of that website.  To perform  account  transactions or obtain  account  information  online,  you must  first  obtain a user  I.D.  and password  on  that  website.  If  you do  not  want  to  have  Internet  account transaction  capability  for your  account,  please call the  Transfer  Agent at
1.800.225.5677.  At times,  the website may be  inaccessible  or its transaction features may be unavailable.

AUTOMATIC  WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares  automatically  or exchange them to another  OppenheimerFunds account on a regular  basis.  Please  call the  Transfer  Agent or  consult  the
Statement of Additional Information for details.

REINVESTMENT  PRIVILEGE  If you  redeem  some or all of your  Class A or Class B shares of the Fund,  you have up to six  months to  reinvest  all or part of the redemption  proceeds  in Class A shares of the Fund or other  Oppenheimer  funds without  paying a sales charge.  This  privilege  applies only to Class A shares that you purchased  subject to an initial sales charge and to Class A or Class B shares on which you paid a  contingent  deferred  sales charge when you redeemed them.  This privilege does not apply to Class C shares.  You must be sure to ask the Distributor for this privilege when you send your payment.

How to Sell Shares

You can sell  (redeem)  some or all of your shares on any regular  business day.
Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the  procedures described  below) and is accepted by the Transfer Agent.  The Fund lets you sell your  shares by  writing a letter,  by wire,  by using the  Fund's  checkwriting privilege,  or by telephone.  You can also set up Automatic  Withdrawal Plans to redeem  shares  on a regular  basis.  If you have  questions  about any of these procedures,  and especially if you are redeeming shares in a special  situation, such as due to the death of the owner,  please call the Transfer Agent first, at
1.800.225.5677, for assistance.

     Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following  redemption  requests must be in writing and must  include  a  signature  guarantee  (although  there  may be other situations that also require a signature guarantee):

     o    You wish to redeem more than $100,000 and receive a check
     o    The redemption check is not payable to all shareholders  listed on the account statement
     o    The  redemption  check is not sent to the  address  of  record on your account statement
     o    Shares are being  transferred to a Fund account with a different owner or name

     o    Shares are being redeemed by someone (such as an Executor)  other than the owners.

     WhereCan You Have  Your  Signature  Guaranteed?  The  Transfer  Agent  will accept  a  guarantee  of  your  signature  by a  number  of  financial institutions, including:
     o    a U.S. bank, trust company, credit union or savings association,
     o    a foreign bank that has a U.S. correspondent bank,
     o    a U.S. registered dealer or broker in securities, municipal securities or government securities, or
     o    a  U.S.  national  securities   exchange,   a  registered   securities
          association  or a clearing  agency.  If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

     Sending Redemption  Proceeds by Wire.  While the Fund  normally  sends your money by check,  you can  arrange to have the  proceeds  of shares you sell sent by Federal  Funds wire to a bank account you  designate.  It must be a commercial bank that is a member of the Federal Reserve wire system.  The minimum  redemption  you can have sent by wire is $2,500.
          There  is a $10 fee for each  request.  To find out how to set up this feature on your account or to arrange a wire,  call the Transfer Agent at 1.800.225.5677.

Checkwriting.  To write checks against your Fund account, request that privilege on your account application,  or contact the Transfer Agent for signature cards.
They must be signed  (with a signature  guarantee)  by all owners of the account and  returned  to the  Transfer  Agent so that checks can be sent to you to use.
Shareholders  with joint  accounts can elect in writing to have checks paid over the  signature  of one  owner.  If you  previously  signed a  signature  card to establish  checkwriting in another  Oppenheimer fund, simply call 1.800.225.5677 to request  checkwriting for an account in this Fund with the same  registration as the other account.
     o    Checks can be written to the order of whomever  you wish,  but may not be cashed at the bank the  checks  are  payable  through or the Fund's custodian bank.
     o    Checkwriting  privileges are not available for accounts holding shares that are subject to a contingent deferred sales charge.
     o    Checks  must be written for at least $500.  Checks  written  below the stated amount on the check will not be accepted.  However, if you have existing checks indicating a $100 minimum,  you may still use them for amounts of $100 or more.
     o    Checks  cannot be paid if they are written for more than your  account value.  Remember,  your shares  fluctuate  in value and you should not write a check close to the total account value.
     o    You may not write a check that would require the Fund to redeem shares that were purchased by check or Asset Builder Plan payments within the prior 10 days.
     o    Don't use your checks if you changed your Fund account  number,  until you receive new checks.

HOW DO you SELL SHARES BY MAIL? Write a letter of instruction that includes:
     o   Your name
     o   The Fund's name
     o   Your Fund account number (from your account statement)
     o   The dollar amount or number of shares to be redeemed
     o   Any special payment instructions
     o   Any share certificates for the shares you are selling
     o    The  signatures  of all  registered  owners  exactly as the account is registered, and
     o    Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

  Use the following address for                     Send courier or express mail
  requests by mail:                                 requests to:
  OppenheimerFunds Services                         OppenheimerFunds Services
  P.O. Box 5270                                     10200 E. Girard Avenue, Building D
  Denver Colorado 80217                             Denver, Colorado 80231

HOW DO you SELL  SHARES BY  TELEPHONE?  You and your  dealer  representative  of record may also sell your shares by telephone.  To receive the redemption  price calculated on a particular  regular  business day, your call must be received by the Transfer  Agent by the close of The New York Stock  Exchange that day, which is  normally  4:00 P.M.,  but may be  earlier  on some days.  You may not redeem shares under a share certificate by telephone.
     o    To redeem shares through a service  representative or automatically on
          PhoneLink, call 1.800.225.5677. Whichever method you use, you may have a check sent to the address on the account statement,  or, if you have linked your Fund account to your bank account on AccountLink,  you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?

Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any seven-day period.  The check must be payable to all owners of record of the shares and must be sent to the  address  on the  account  statement.
     This service is not available  within 30 days of changing the address on an account.
Telephone Redemptions Through AccountLink or by Wire. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink.  Normally the ACH transfer to your bank is initiated on the business day after the redemption.  You do not receive  dividends on the  proceeds  of the shares  you  redeemed  while  they are  waiting to be transferred.

If you have requested  Federal Funds wire privileges for your account,  the wire of the  redemption  proceeds  will  normally  be  transmitted  on the next  bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable the Fund to sell securities to pay the redemption proceeds.  No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

CAN YOU SELL SHARES THROUGH your DEALER?  The Distributor has made  arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers.
Brokers or dealers may charge for that  service.  If your shares are held in the name of your dealer, you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS. If you purchase shares subject to a Class A, Class B or Class C  contingent  deferred  sales charge and redeem any of those shares during the applicable holding period for the class of shares,  the  contingent  deferred  sales  charge  will  be  deducted  from  the redemption  proceeds  (unless you are eligible for a waiver of that sales charge based on the  categories  listed in Appendix C to the  Statement  of  Additional
Information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request.)

     A contingent  deferred  sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original net asset value. A contingent deferred sales charge is not imposed on:

the amount of your account value  represented  by an increase in net asset value over the  initial  purchase  price,  shares  purchased  by the  reinvestment  of dividends  or capital  gains  distributions,  or shares  redeemed in the special circumstances described in Appendix C to the Statement of Additional Information
To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
1.  shares acquired by reinvestment of dividends and capital gains distributions,
2.  shares held for the holding period that applies to the class, and
3.  shares held the longest during the holding period.

Contingent  deferred  sales charges are not charged when you exchange  shares of the Fund for shares of other Oppenheimer  funds.  However,  if you exchange them within the  applicable  contingent  deferred sales charge  holding  period,  the holding period will carry over to the fund whose shares you acquire.  Similarly, if you acquire shares of this Fund by exchanging  shares of another  Oppenheimer fund that are still  subject  to a  contingent  deferred  sales  charge  holding period, that holding period will carry over to this Fund.

How to Exchange Shares

Shares of the Fund may be exchanged for shares of certain  Oppenheimer  funds at net asset value per share at the time of exchange,  without sales charge. Shares of the Fund can be purchased by exchange of shares of other Oppenheimer funds on the same basis. To exchange shares, you must meet several conditions:
     o    Shares of the fund selected for exchange must be available for sale in your state of residence.

     o    The prospectuses of both funds must offer the exchange privilege.
     o    You must hold the shares you buy when you  establish  your account for at least seven days before you can exchange them. After the account is open seven days, you can exchange shares every regular business day.

     o    You must meet the  minimum  purchase  requirements  for the fund whose shares you purchase by exchange.
     o    Before   exchanging  into  a  fund,  you  must  obtain  and  read  its prospectus.  Shares of a particular class of the Fund may be exchanged only for shares of the same class in the other Oppenheimer funds.

For  example,  you can  exchange  Class A shares  of this  Fund only for Class A shares of another fund. In some cases,  sales charges may be imposed on exchange transactions. For tax purposes, exchanges of shares involve a sale of the shares of the fund you own and a purchase  of the shares of the other  fund,  which may result in a capital gain or loss.  Please  refer to "How to Exchange  Shares" in the Statement of Additional Information for more details.

     You can find a list of Oppenheimer funds currently  available for exchanges in the  Statement of Additional  Information  or obtain one by calling a service representative at 1.800.225.5677. That list can change from time to time.

HOW DO you SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing or by telephone:
Written Exchange  Requests.  Submit an  OppenheimerFunds  Exchange Request form,

     signed by all owners of the account.  Send it to the Transfer  Agent at the address on the back  cover.  Exchanges  of shares  held under  certificates cannot be processed  unless the Transfer  Agent  receives the  certificates with the request.
Telephone Exchange  Requests.  Telephone exchange requests may be made either by calling  a  service  representative  or by using  PhoneLink  for  automated exchanges by calling  1.800.225.5677.  Telephone exchanges may be made only between  accounts  that are  registered  with the same name(s) and address.
     Shares held under certificates may not be exchanged by telephone.

ARE THERE  LIMITATIONS  ON EXCHANGES?  There are certain  exchange  policies you should be aware of:

Shares are normally  redeemed from one fund and purchased from the other fund in the  exchange  transaction  on the same  regular  business day on which the
     Transfer Agent  receives an exchange  request that conforms to the policies described  above.  It must be  received  by the close of The New York Stock
     Exchange  that day,  which is normally 4:00 P.M. but may be earlier on some days. However, either fund may delay the purchase of shares of the fund you are  exchanging  into  up to  seven  days  if it  determines  it  would  be disadvantaged by the same day exchange.

The  interests of the Fund's  long-term  shareholders  and its ability to manage its  investments  may be adversely  affected when its shares are repeatedly bought and sold in response to short-term market  fluctuations--also  known as "market  timing." When large dollar  amounts are involved,  the Fund may have difficulty  implementing long-term investment  strategies,  because it cannot predict how much cash it will have to invest. Market timing also may force the Fund to sell  portfolio  securities at  disadvantageous  times to raise the cash needed to buy a market  timer's Fund shares.  These  factors may hurt the Fund's  performance  and its  shareholders.  When the  Manager believes  frequent  trading  would have a  disruptive  effect on the Fund's ability  to manage its  investments,  the  Manager  and the Fund may reject purchase orders and exchanges into the Fund by any person, group or account that the Manager believes to be a market timer.

     o    The Fund may amend, suspend or terminate the exchange privilege at any time.  The Fund will provide you notice  whenever it is required to do so by  applicable  law,  but it may  impose  changes  at any  time for emergency purposes.
     o    If the  Transfer  Agent  cannot  exchange  all the shares you  request because of a  restriction  cited above,  only the shares  eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

More  information  about the Fund's policies and procedures for buying,  selling and exchanging shares is contained in the Statement of Additional Information.

A    $12 annual fee is assessed on any account valued at less than $500. The fee is automatically  deducted from accounts annually on or about the second to
     last   business  day  of   September.   See  the  Statement  of  Additional
     Information,  or visit the  OppenheimerFunds  website, to learn how you can avoid this fee and for circumstances when this fee will not be assessed.

The  offering  of  shares  may be  suspended  during  any  period  in which  the determination  of net asset value is  suspended,  and the  offering  may be suspended by the Board of Trustees at any time the Board  believes it is in the Fund's best interest to do so.
Telephone transaction privileges for purchases,  redemptions or exchanges may be modified,  suspended or terminated  by the Fund at any time.  The Fund will provide you notice  whenever it is required to do so by applicable  law. If an account  has more than one owner,  the Fund and the  Transfer  Agent may rely on the  instructions of any one owner.  Telephone  privileges apply to each owner of the account and the dealer  representative  of record for the account unless the Transfer Agent receives  cancellation  instructions from an owner of the account.
The  Transfer  Agent will record any telephone  calls to verify data  concerning transactions  and has adopted other  procedures  to confirm that  telephone
     instructions   are   genuine,   by   requiring   callers  to  provide   tax
     identification  numbers and other  account  data or by using  PINs,  and by confirming such  transactions  in writing.  The Transfer Agent and the Fund will  not be  liable  for  losses  or  expenses  arising  out of  telephone instructions reasonably believed to be genuine.
Redemption or transfer  requests  will not be honored  until the Transfer  Agent receives all required  documents  in proper  form.  From time to time,  the
     Transfer Agent in its discretion may waive certain of the  requirements for redemptions stated in this Prospectus.
Dealers that perform account  transactions for their clients by participating in
     NETWORKING  through  the  National  Securities  Clearing   Corporation  are
     responsible  for  obtaining  their  clients'  permission  to perform  those transactions,  and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.
The  redemption  price for shares will vary from day to day because the value of the securities in the Fund's portfolio  fluctuates.  The redemption  price, which is the net asset value per share, will normally differ for each class of shares.  The  redemption  value of your  shares may be more or less than their original cost.
Payment for  redeemed  shares  ordinarily  is made in cash.  It is  forwarded by check,  or through  AccountLink or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption
     instructions  in  proper  form.   However,   under  unusual   circumstances
     determined  by the  Securities  and  Exchange  Commission,  payment  may be
     delayed  or   suspended.   For  accounts   registered  in  the  name  of  a
     broker-dealer,  payment will  normally be forwarded  within three  business days after redemption.
The  Transfer  Agent may delay  processing  any type of  redemption  payment  as described  under "How to Sell Shares" for recently  purchased  shares,  but only until the purchase  payment has cleared.  That delay may be as much as
     10 days from the date the shares were purchased.  That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide  telephone  or written  assurance to the Transfer
     Agent that your purchase payment has cleared.
Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $200 for reasons other than the fact that the market value of shares has dropped. In some cases,  involuntary redemptions may be made to repay the  Distributor  for losses from the  cancellation  of share purchase orders.
Shares may be "redeemed in kind" under unusual  circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption  proceeds  will be paid with liquid  securities  from the Fund's portfolio.
"Backup  withholding"  of  federal  income tax may be  applied  against  taxable dividends,  distributions and redemption proceeds (including  exchanges) if you fail to furnish the Fund your  correct,  certified  Social  Security or
     Employer  Identification  Number when you sign your application,  or if you under-report your income to the Internal Revenue Service.
To   avoid sending  duplicate  copies of materials to households,  the Fund will mail only one copy of each  prospectus,  annual and semi-annual  report and annual notice of the Fund's privacy policy to shareholders  having the same last name and address on the Fund's  records.  The  consolidation  of these mailings,  called  householding,  benefits the Fund through reduced mailing expense.

If you want to  receive  multiple  copies of these  materials,  you may call the
Transfer  Agent at  1.800.225.5677.  You may also notify the  Transfer  Agent in writing. Individual copies of prospectuses,  reports and privacy notices will be sent to you commencing 30 days after the Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

DIVIDENDS.  The Fund intends to declare  dividends  separately for each class of shares from net  tax-exempt  income  and/or net taxable  investment  income each regular  business day and to pay those  dividends to  shareholders  monthly on a date selected by the Board of Trustees.  Daily dividends will not be declared or paid on newly-  purchased  shares until  Federal Funds are available to the Fund from the purchase payment for such shares.

     The Fund attempts to pay  dividends on Class A shares at a constant  level.
There is no  assurance  that it will be able to do so. The Board of Trustees may change  the  targeted  dividend  level at any  time,  without  prior  notice  to shareholders.  Additionally,  the  amount  of  those  dividends  and  any  other distributions  paid on Class B and Class C shares may vary over time,  depending on market  conditions,  the  composition of the Fund's  portfolio,  and expenses borne by the particular class of shares.  Dividends and other distributions paid on Class A shares will  generally be higher than for Class B and Class C shares, which normally have higher expenses than Class A. The Fund cannot guarantee that it will pay any dividends or other distributions.

Capital  Gains.  Although the Fund does not seek capital  gains,  it may realize capital  gains  on the sale of  portfolio  securities.  If it does,  it may make distributions  out of any net short-term or long-term  capital gains in December of each year.  The Fund may make  supplemental  distributions  of dividends  and capital gains  following  the end of its fiscal year.  There can be no assurance that the Fund will pay any capital  gains  distributions  in a particular  year.
Long-term capital gains will be separately identified in the tax information the
Fund sends you after the end of the calendar year.

WHAT  CHOICES  DO YOU  HAVE FOR  RECEIVING  DISTRIBUTIONS?  When  you open  your account,  specify on your application how you want to receive your dividends and distributions. You have four options:

Reinvest All  Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the Fund.
Reinvest   Dividends  or  Capital   Gains.   You  can  elect  to  reinvest  some
     distributions  (dividends,  short-term  capital gains or long-term  capital gains  distributions)  in the  Fund  while  receiving  the  other  types of distributions  by check or having  them sent to your bank  account  through
     AccountLink.
Receive All  Distributions  in Cash.  You can  elect to  receive a check for all dividends  and capital gains  distributions  or have them sent to your bank through AccountLink.
Reinvest  Your  Distributions  in  Another  OppenheimerFunds  Account.  You  can
     reinvest  all  distributions  in  the  same  class  of  shares  of  another
     OppenheimerFunds account you have established.

Taxes. Dividends paid from net investment income earned by the Fund on municipal securities will be excludable from gross income for federal income tax purposes.
All or a  portion  of the  dividends  paid by the  Fund  that are  derived  from interest  paid  on  certain  "private  activity  bonds"  may be an  item  of tax preference if you are subject to the federal alternative minimum tax.

     Dividends and capital gains distributions may be subject to federal,  state or local taxes. Any short-term  capital gain distributions are taxable to you as ordinary income.  Any long-term capital gain distributions are taxable to you as long-term  capital gains,  no matter how long you have owned shares in the Fund.
The Fund may derive gains in part from municipal  obligations the Fund purchased below their  principal or face  values.  All, or a portion of these gains may be taxable to you as  ordinary  income  rather  than  capital  gains.  Whether  you reinvest your  distributions in additional  shares or take them in cash, the tax treatment is the same. Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year as well as the amount of your tax-exempt income.

Remember,  There May be Taxes on  Transactions.  Because the Fund's  share price fluctuates,  you may have a capital  gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares  and the price you  received  when you sold  them.  Any capital gain is subject to capital gains tax.

Returns of Capital Can Occur. In certain cases,  distributions  made by the Fund may be considered a non-taxable return of capital to shareholders.  If that occurs, it will be identified in notices to shareholders

     This  information is only a summary of certain federal and state income tax information  about your  investment.  You should  consult  with your tax advisor about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

The Financial  Highlights  Table is presented to help you  understand the Fund's financial  performance  for the past  five  fiscal  years.  Certain  information reflects  financial  results for a single Fund share.  The total  returns in the table  represent  the rate that an  investor  would have  earned (or lost) on an
investment   in  the  Fund   (assuming   reinvestment   of  all   dividends  and
distributions).  This information has been audited by Deloitte & Touche LLP, the Fund's independent  auditors,  whose report, along with the Fund's financial statements,  is included in the  Statement of Additional  Information,  which is available on request.

FINANCIAL HIGHLIGHTS

Class  A        Year Ended September 30,                    2002            2001           2000
1999          1998
-------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
-------------------------------------------------------------------------------------------------------------------------------

 Net asset value, beginning of period                    $ 14.71         $ 14.28        $ 14.76       $
15.65       $ 15.16
-------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                       .73             .73            .72
..72           .69
 Net realized and unrealized gain (loss)                     .14             .42           (.39)
(.88)          .51

----------------------------------------------------------------------
 Total from investment operations                            .87            1.15            .33
(.16)         1.20
-------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                       (.72)           (.72)          (.72)
(.71)         (.71)
 Distributions from net realized gain                         --              --           (.09)
(.02)           --

----------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                            (.72)           (.72)          (.81)
(.73)         (.71)
-------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                          $ 14.86         $ 14.71        $ 14.28       $
14.76       $ 15.65

======================================================================

-------------------------------------------------------------------------------------------------------------------------------
 Total Return, At Net Asset Value(1)                        6.17%           8.22%          2.48%
(1.08)%        8.14%

-------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)               $112,312        $100,734       $ 99,032
$124,273      $106,909
-------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                      $100,220        $ 97,558       $106,818
$118,906      $ 97,001
-------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income                                      5.02%           5.02%          5.13%
4.72%         4.58%
 Expenses                                                   0.92%           0.94%          0.94%
0.90%         0.94%(3)
 Expenses, net of reduction to custodian
 expenses and/or voluntary reimbursement
 of expenses                                                0.89%           0.94%          0.94%
0.90%         0.94%
-------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                     100%             32%            74%
10%           53%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

21| OPPENHEIMER LIMITED TERM MUNICIPAL FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

 Class  B        Year Ended September 30,                   2002            2001           2000
1999          1998
-------------------------------------------------------------------------------------------------------------------------------

 Per Share Operating Data
 Net asset value, beginning of period                    $ 14.70         $ 14.28        $ 14.76       $
15.65       $ 15.16
-------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                       .62             .62            .62
..62           .59
 Net realized and unrealized gain (loss)                     .15             .41           (.39)
(.89)          .50

----------------------------------------------------------------------
 Total from investment operations                            .77            1.03            .23
(.27)         1.09
-------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                       (.62)           (.61)          (.62)
(.60)         (.60)
 Distributions from net realized gain                         --              --           (.09)
(.02)           --

----------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                            (.62)           (.61)          (.71)
(.62)         (.60)
-------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                          $ 14.85         $ 14.70        $ 14.28       $
14.76       $ 15.65

======================================================================

-------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value(1)                        5.38%           7.34%          1.71%
(1.83)%        7.32%

 Ratios/Supplemental Data
 Net assets, end of period (in thousands)                $24,086         $19,519        $17,972
$18,856       $13,537
-------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                       $20,967         $18,479        $18,498
$17,203       $10,830
-------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income                                      4.27%           4.25%          4.36%
3.96%         3.92%
 Expenses                                                   1.68%           1.70%          1.70%
1.66%         1.69%(3)
 Expenses, net of reduction to custodian
 expenses and/or voluntary reimbursement
 of expenses                                                1.65%           1.70%          1.70%
1.66%         1.69%
-------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                     100%             32%            74%
10%           53%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

22| OPPENHEIMER LIMITED TERM MUNICIPAL FUND

 Class  C       Year Ended September 30,                    2002            2001           2000
1999          1998
-------------------------------------------------------------------------------------------------------------------------------

 Per Share Operating Data
 Net asset value, beginning of period                    $ 14.68         $ 14.25        $ 14.73       $
15.62       $ 15.13
-------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                       .62             .62            .62
..61           .58
 Net realized and unrealized gain (loss)                     .14             .42           (.39)
(.88)          .51

----------------------------------------------------------------------
 Total from investment operations                            .76            1.04            .23
(.27)         1.09
-------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                       (.62)           (.61)          (.62)
(.60)         (.60)
 Distributions from net realized gain                         --              --           (.09)
(.02)           --

----------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                            (.62)           (.61)          (.71)
(.62)         (.60)
-------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                          $ 14.82         $ 14.68        $ 14.25       $
14.73       $ 15.62

======================================================================

 Total Return, at Net Asset Value(1)                        5.32%           7.43%          1.71%
(1.84)%        7.34%

-------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)                $25,349         $19,604        $17,282
$21,876       $17,673
-------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                       $21,058         $17,692        $18,906
$21,036       $16,367
-------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income                                      4.27%           4.25%          4.37%
3.96%         3.85%
 Expenses                                                   1.68%           1.70%          1.70%
1.66%         1.69%(3)
 Expenses, net of reduction to custodian
 expenses and/or voluntary reimbursement
 of expenses                                                1.65%           1.70%          1.70%
1.66%         1.69%
-------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                     100%             32%            74%
10%           53%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

INFORMATION AND SERVICES

For More  Information on  Oppenheimer  Limited Term Municipal Fund The following additional information about the Fund is available without charge upon request:
STATEMENT  OF  ADDITIONAL   INFORMATION.   This  document  includes   additional
information about the Fund's investment policies,  risks, and operations.  It is incorporated by reference into this  Prospectus  (which means it is legally part of this Prospectus).
ANNUAL  AND  SEMI-ANNUAL  REPORTS.   Additional  information  about  the  Fund's
investments  and  performance is available in the Fund's Annual and  Semi-Annual
Reports to  shareholders.  The Annual  Report  includes a  discussion  of market conditions  and investment  strategies  that  significantly  affected the Fund's performance during its last fiscal year.

How to Get More Information
You can  request  the  Statement  of  Additional  Information,  the  Annual  and
Semi-Annual  Reports,  the notice explaining the Fund's privacy policy and other information about the Fund or your account:

-----------------------------------------------------------------------------------------------------------------

By Telephone:                                    Call OppenheimerFunds Services toll-free:
                                                 1.800.CALL.OPP (225.5677)

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
By Mail:                                         Write to:
                                                 OppenheimerFunds Services
                                                 P.O. Box 5270
                                                 Denver, Colorado 80217-5270
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

On the Internet:                                 You can send us a request by e-mail or read or down-load
                                                 documents on the OppenheimerFunds website:
                                                 WWW.OPPENHEIMERFUNDS.COM
                                                 ------------------------

-----------------------------------------------------------------------------------------------------------------

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the SEC's Public  Reference Room in  Washington,  D.C.
Information  on the  operation of the Public  Reference  Room may be obtained by calling the SEC at 1.202.942.8090.  Reports and other information about the Fund
are  available  on  the  EDGAR  database  on  the  SEC's  Internet   website  at
www.sec.gov.  Copies  may be  obtained  after  payment of a  duplicating  fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section,  Washington,  D.C. 20549-0102. No one has
been  authorized  to  provide  any  information  about  the  Fund or to make any representations  about the Fund other than what is contained in this Prospectus.
This  Prospectus is not an offer to sell shares of the Fund,  nor a solicitation of an offer to buy  shares  of the  Fund,  to any  person  in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's shares are distributed by:                 [logo] OppenheimerFunds Distributor, Inc.
The Fund's SEC File No.:811-2668
PR0860.001.1102
Printed on recycled paper

                            APPENDIX TO PROSPECTUS OF

                     OPPENHEIMER LIMITED TERM MUNICIPAL FUND

     Graphic  material  included  in  Prospectus  of  Oppenheimer  Limited  Term
Municipal Fund: "Annual Total Returns (Class A) (as of 12/31 each year).

     A bar chart will be included in the Prospectus of Oppenheimer  Limited Term
Municipal Fund (the "Fund") depicting the annual total returns of a hypothetical
$10,000  investment in Class A shares of the Fund for each of the 10 most recent calendar years without deducting sales charges. Set forth below are the relevant data points that will appear on the bar chart.

Calendar                   Oppenheimer Limited Term

Year                       Municipal Fund
Ended                      Class A Shares
-----                      --------------

12/31/92                        9.32%
12/31/93                        9.91%
12/31/94                       -4.36%
12/31/95                       13.40%
12/31/96                        5.06%
12/31/97                        9.02%
12/31/98                        6.15%
12/31/99                       -3.44%
12/31/00                        7.14%
12/31/01                        3.69%

Oppenheimer Limited Term Municipal Fund

6803 South Tucson Way, Centennial, Colorado 80112

1-800-525-7048

Statement of Additional Information dated November 22, 2002

     This Statement of Additional Information is not a prospectus. This document contains  additional  information about the Fund and supplements  information in the  Prospectus  dated  November 22, 2002.  It should be read  together with the
Prospectus,  which may be  obtained  by writing to the  Fund's  Transfer  Agent,
OppenheimerFunds  Services,  at P.O.  Box  5270,  Denver,  Colorado  80217 or by
calling the Transfer Agent at the toll-free number shown above or by downloading it from the OppenheimerFunds Internet website at www.oppenheimerfunds.com.

Contents                                                                    Page

About the Fund

About Your Account

How To Buy Shares.............................................................48
How To Sell

Financial Information About the Fund

A B O U T  T H E  F U N D

Additional Information About the Fund's Investment Policies and Risks

The investment  objective and the principal  investment policies of the Fund are described in the Prospectus.  This Statement of Additional  Information contains supplemental  information  about those policies and the types of securities that the Fund's investment Manager, OppenheimerFunds,  Inc., can select for the Fund.
Additional  explanations are also provided about the strategies the Fund may use to try to achieve its objective.

     The Fund's Investment Policies. The composition of the Fund's portfolio and the  techniques  and  strategies  that  the  Fund's  Manager  uses in  selecting portfolio securities will vary over time. The Fund is not required to use all of the investment techniques and strategies described below at all times in seeking its goal. It may use some of the special investment techniques and strategies at some times or not at all.

     The Fund does not make  investments  with the objective of seeking  capital growth.  However,  the values of the securities held by the Fund may be affected by changes in general interest rates and other factors, prior to their maturity.
Because the current  values of debt  securities  vary  inversely with changes in prevailing  interest  rates,  if  interest  rates  increase  after a security is purchased,  that  security  will  normally  fall in  value.  Conversely,  should interest rates  decrease after a security is purchased,  normally its value will rise.

     However,  those fluctuations in value will not generally result in realized gains or losses to the Fund  unless  the Fund  sells the  security  prior to the security's  maturity.  A debt  security  held to maturity is  redeemable  by its issuer at full principal value plus accrued interest.  The Fund does not usually intend to  dispose  of  securities  prior to their  maturity,  but may do so for liquidity purposes,  or because of other factors affecting the issuer that cause the  Manager  to sell the  particular  security.  In that  case,  the Fund could realize a capital gain or loss on the sale.

     There are  variations in the credit quality of municipal  securities,  both within a particular rating  classification  and between  classifications.  These variations depend on numerous factors. The yields of municipal securities depend on a number of factors, including general conditions in the municipal securities market,  the size of a particular  offering,  the maturity of the obligation and rating (if any) of the issue.  These  factors are  discussed  in greater  detail below.

     Portfolio Turnover. A change in the securities held by the Fund from buying and selling  investments is known as "portfolio  turnover."  Short-term  trading increases  the  rate  of  portfolio  turnover  and  could  increase  the  Fund's transaction  costs.  However,  the Fund ordinarily incurs little or no brokerage expense because most of the Fund's  portfolio  transactions are principal trades that do not require payment of brokerage commissions.

     The Fund  ordinarily  does not trade  securities to achieve  capital gains, because they would not be tax-exempt  income. To a limited degree,  the Fund may engage in short-term  trading to attempt to take advantage of short-term  market variations.  It may also do so to dispose of a portfolio  security  prior to its maturity.  That might be done if, on the basis of a revised credit evaluation of the issuer or other  considerations,  the Manager  believes such  disposition is advisable or the Fund needs to generate cash to satisfy  requests to redeem Fund shares.  In those  cases,  the Fund may  realize a  capital  gain or loss on its investments.  The Fund's annual portfolio turnover rate normally is not expected to exceed 100%.

Municipal  Securities.  The types of municipal  securities in which the Fund may invest are  described in the  Prospectus  under "About the Fund's  Investments."
Municipal  securities  are  generally  classified as general  obligation  bonds, revenue bonds and notes.  A discussion of the general  characteristics  of these principal types of municipal securities follows below.

     Municipal Bonds. We have classified  municipal securities having a maturity
(when the  security is issued) of more than one year as  "municipal  bonds." The principal  classifications of long-term municipal bonds are "general obligation"
and "revenue" (including  "industrial  development") bonds. They may have fixed, variable or floating rates of interest, as described below.

     Some bonds may be  "callable,"  allowing  the issuer to redeem  them before their maturity date. To protect  bondholders,  callable bonds may be issued with provisions that prevent them from being called for a period of time.  Typically, that is 5 to 10 years from the issuance date.  When interest  rates decline,  if the call protection on a bond has expired, it is more likely that the issuer may call the bond.  If that occurs,  the Fund might have to reinvest the proceeds of the called bond in bonds that pay a lower rate of return.

     General  Obligation  Bonds.  The basic security  behind general  obligation bonds is the issuer's  pledge of its full faith and credit and taxing power,  if any,  for the  repayment of  principal  and the payment of interest.  Issuers of general obligation bonds include states,  counties,  cities, towns, and regional districts.  The proceeds of these  obligations  are used to fund a wide range of public projects,  including construction or improvement of schools, highways and roads, and water and sewer systems. The rate of taxes that can be levied for the
payment  of  debt   service  on  these  bonds  may  be  limited  or   unlimited.
Additionally,  there  may  be  limits  as to  the  rate  or  amount  of  special assessments that can be levied to meet these obligations.

     Revenue Bonds.  The principal  security for a revenue bond is generally the net revenues  derived from a particular  facility,  group of facilities,  or, in some cases,  the  proceeds  of a special  excise tax or other  specific  revenue source.  Revenue bonds are issued to finance a wide variety of capital projects.
Examples include electric, gas, water and sewer systems; highways,  bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals.

     Although the principal security for these types of bonds may vary from bond to bond, many provide additional  security in the form of a debt service reserve fund that may be used to make  principal  and interest  payments on the issuer's obligations.  Housing  finance  authorities  have  a  wide  range  of  security,
including   partially  or  fully  insured  mortgages,   rent  subsidized  and/or
collateralized  mortgages,  and/or the net revenues from housing or other public projects.  Some  authorities  provide further  security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

     Industrial  Development Bonds.  Industrial development bonds are considered municipal bonds if the interest paid is exempt from federal income tax. They are issued by or on behalf of public  authorities to raise money to finance  various privately operated facilities for business and manufacturing,  housing,  sports, and pollution control. These bonds may also be used to finance public facilities such as airports,  mass transit systems,  ports, and parking. The payment of the principal  and interest on such bonds is dependent  solely on the ability of the facility's  user to meet its financial  obligations  and the pledge,  if any, of real and personal property financed by the bond as security for those payments.

     Private Activity Municipal Securities. The Tax Reform Act of 1986 (the "Tax
Reform Act") reorganized,  as well as amended, the rules governing tax exemption for  interest  on  certain  types of  municipal  securities.  The Tax Reform Act generally  did not change the tax  treatment of bonds issued in order to finance governmental operations. Thus, interest on general obligation bonds issued by or on  behalf  of state or local  governments,  the  proceeds  of which are used to finance the operations of such governments, continues to be tax-exempt. However, the Tax Reform Act  limited  the use of  tax-exempt  bonds for  non-governmental
(private)  purposes.  More  stringent  restrictions  were  placed  on the use of proceeds of such bonds.  Interest on certain  private  activity bonds is taxable under the  revised  rules.  There is an  exception  for  "qualified"  tax-exempt private  activity bonds,  for example,  exempt facility bonds including  certain industrial  development  bonds,  qualified  mortgage  bonds,  qualified  Section
501(c)(3) bonds, and qualified student loan bonds.

     In addition,  limitations as to the amount of private  activity bonds which each state may issue were  revised  downward by the Tax Reform  Act,  which will reduce the supply of such  bonds.  The value of the  Fund's  portfolio  could be affected if there is a reduction in the availability of such bonds.

     Interest on certain  private  activity  bonds  issued after August 7, 1986, which  continues  to be  tax-exempt,  will be treated as a tax  preference  item subject  to the  alternative  minimum  tax  (discussed  below) to which  certain taxpayers are subject.  The Fund may hold  municipal  securities the interest on which (and thus a proportionate share of the  exempt-interest  dividends paid by the Fund) will be subject to the Federal  alternative minimum tax on individuals and corporations.

     The Federal  alternative minimum tax is designed to ensure that all persons who receive  income pay some tax,  even if their  regular  tax is zero.  This is accomplished in part by including in taxable income certain tax preference items that are used to calculate  alternative  minimum taxable income.  The Tax Reform
Act  made  tax-exempt  interest  from  certain  private  activity  bonds  a  tax preference item for purposes of the  alternative  minimum tax on individuals and corporations.  Any  exempt-interest  dividend  paid  by a  regulated  investment company will be treated as interest on a specific  private  activity bond to the extent of the  proportionate  relationship  the interest the investment  company receives on such bonds bears to all its exempt interest dividends.

     In addition,  corporate  taxpayers  subject to the alternative  minimum tax may,  under some  circumstances,  have to include  exempt-interest  dividends in calculating  their  alternative  minimum  taxable  income.  That could  occur in situations where the "adjusted current earnings" of the corporation  exceeds its alternative minimum taxable income.

     To determine  whether a municipal  security is treated as a taxable private activity  bond,  it is subject to a test for:  (a) a trade or  business  use and security  interest,  or (b) a  private  loan  restriction.  Under  the  trade or business use and security  interest  test, an  obligation is a private  activity bond if: (i) more than 10% of the bond  proceeds  are used for private  business purposes  and (ii) 10% or more of the  payment of  principal  or interest on the issue is directly or  indirectly  derived from such private use or is secured by the privately used property or the payments  related to the use of the property.
For certain types of uses, a 5% threshold is substituted for this 10% threshold.

     The term "private business use" means any direct or indirect use in a trade or  business  carried  on by an  individual  or  entity  other  than a state  or municipal  governmental unit. Under the private loan restriction,  the amount of bond proceeds that may be used to make private loans is limited to the lesser of
5% or $5.0 million of the proceeds. Thus, certain issues of municipal securities could lose their  tax-exempt  status  retroactively  if the issuer fails to meet certain  requirements as to the expenditure of the proceeds of that issue or the use of the bond-financed  facility. The Fund makes no independent  investigation of the users of such bonds or their use of  proceeds  of the bonds.  If the Fund should hold a bond that loses its tax-exempt status  retroactively,  there might
be  an  adjustment  to  the   tax-exempt   income   previously   distributed  to
shareholders.

     Additionally,  a private  activity bond that would otherwise be a qualified tax-exempt  private  activity bond will not, under Internal Revenue Code Section
147(a),  be a qualified  bond for any period during which it is held by a person who is a "substantial user" of the facilities or by a "related person" of such a substantial user. This "substantial  user" provision applies primarily to exempt facility bonds,  including industrial  development bonds. The Fund may invest in industrial  development bonds and other private activity bonds.  Therefore,  the
Fund may not be an appropriate  investment  for entities which are  "substantial users" (or persons  related to "substantial  users") of such exempt  facilities.
Those entities and persons should consult their tax advisors  before  purchasing shares of the Fund.

     A  "substantial  user"  of  such  facilities  is  defined  generally  as  a
"non-exempt  person who  regularly  uses part of a facility"  financed  from the proceeds  of exempt  facility  bonds.  Generally,  an  individual  will not be a
"related  person" under the Internal  Revenue Code unless such individual or the
individual's   immediate  family  (spouse,   brothers,   sisters  and  immediate
descendants)  own directly or indirectly in the aggregate more than 50% in value of the equity of a corporation or partnership which is a "substantial user" of a facility financed from the proceeds of exempt facility bonds.

     |X|  Municipal  Notes.  Municipal  securities  having a maturity  (when the security  is  issued)  of less than one year are  generally  known as  municipal notes.  Municipal  notes  generally are used to provide for  short-term  working capital needs.  Some of the types of municipal  notes the Fund can invest in are described below.

     |_| Tax  Anticipation  Notes.  These are issued to finance  working capital needs of municipalities.  Generally,  they are issued in anticipation of various seasonal tax revenue,  such as income,  sales,  use or other business taxes, and are payable from these specific future taxes.

     |_| Revenue  Anticipation  Notes.  These are notes issued in expectation of receipt of other  types of revenue,  such as Federal  revenues  available  under
Federal revenue-sharing programs.

     |_| Bond Anticipation  Notes. Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. The long-term bonds that are issued typically also provide the money for the repayment of the notes.

     |_| Construction Loan Notes. These are sold to provide project construction financing until permanent financing can be secured.  After successful completion and acceptance of the project, it may receive permanent financing through public agencies, such as the Federal Housing Administration.

     |X|  Tax  Exempt  Commercial  Paper.  This  type of  short-term  obligation
(usually  having a maturity of 270 days or less) is issued by a municipality  to meet current working capital needs.

     |X| Municipal Lease Obligations.  The Fund's investments in municipal lease obligations  may be through  certificates of  participation  that are offered to investors by public  entities.  Municipal leases may take the form of a lease or an installment purchase contract issued by a state or local government authority to obtain funds to acquire a wide variety of equipment and facilities.

     Some municipal lease securities may be deemed to be "illiquid"  securities.
Their  purchase  by the Fund would be limited as  described  below in  "Illiquid
Securities."  From  time to time  the Fund may  invest  more  than 5% of its net assets in municipal  lease  obligations  that the Manager has  determined  to be liquid under guidelines set by the Board of Trustees.  Those guidelines  require the Manager to evaluate:
|_|  the frequency of trades and price quotations for such securities;
|_|  the number of dealers or other potential buyers willing to purchase or sell such securities;
|_|  the availability of market-makers; and
|_|  the nature of the trades for such securities.

     Municipal   leases  have  special  risk   considerations.   Although  lease
obligations do not constitute general  obligations of the municipality for which the  municipality's  taxing power is pledged,  a lease  obligation is ordinarily backed by the  municipality's  covenant to budget for,  appropriate and make the payments due under the lease  obligation.  However,  certain  lease  obligations contain  "non-appropriation"  clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated  for that purpose on a yearly basis.  While the obligation might be secured by the lease, it might be difficult to dispose of that property in case of a default.

     Projects  financed with  certificates  of  participation  generally are not subject to state constitutional debt limitations or other statutory requirements that may apply to other municipal  securities.  Payments by the public entity on the obligation  underlying the certificates  are derived from available  revenue sources.  That  revenue  might be  diverted  to the  funding of other  municipal service  projects.  Payments of interest  and/or  principal  with respect to the certificates  are not  guaranteed and do not constitute an obligation of a state or any of its political subdivisions.

     In addition to the risk of "non-appropriation,"  municipal lease securities do not have as highly liquid a market as conventional municipal bonds. Municipal leases,  like  other  municipal  debt  obligations,  are  subject to the risk of non-payment of interest or repayment of principal by the issuer.  The ability of issuers of  municipal  leases to make timely  lease  payments  may be  adversely affected in general economic downturns and as relative governmental cost burdens are reallocated among federal,  state and local governmental units. A default in payment of income would  result in a reduction  of income to the Fund.  It could also result in a reduction in the value of the municipal lease and that, as well as a default in  repayment of  principal,  could result in a decrease in the net asset value of the Fund. While the Fund holds such securities,  the Manager will also evaluate the  likelihood of a continuing  market for these  securities  and their credit quality.

     |X|  Maturity  of the  Fund's  Portfolio.  The  Fund  seeks to  maintain  a dollar-weighted  average effective  portfolio  maturity of five years or less to try to reduce the volatility of the values of its securities.  However, the Fund can invest in securities that have short,  intermediate or long maturities.  The goal is to try to manage the  sensitivity of the Fund's  portfolio to changes in interest  rates,  and in doing so to manage the  volatility  of the Fund's share prices in response to those changes.

     The Manager determines the effective maturity of debt obligations purchased by the Fund considering  various factors that apply to a particular type of debt obligation,  including those described below.  While a debt security's  maturity can be used to measure the  sensitivity  of the  security's  price to changes in interest  rates,  the term to maturity of a security  does not take into account the pattern (or  expected  pattern)  of the  security's  payments of interest or principal prior to maturity.

     |X| Ratings of Municipal Securities. The Fund normally invests at least 95%
of its net assets (plus borrowing for investment  purposes) in  investment-grade municipal  securities  that  are  exempt  from  federal  income  tax  (including securities subject to alternative minimum tax). Not more than 5% of total assets will be  invested in  securities  rated  below  investment  grade at the time of acquisition. Ratings by ratings organizations such as Moody's Investors Service,
Standard & Poor's Ratings Service and Fitch,  Inc.  represent the respective rating agency's opinions of the credit quality of the municipal  securities they undertake  to rate.  However,  their  ratings are general  opinions  and are not guarantees of quality.  Municipal securities that have the same maturity, coupon and rating may have different yields, while other municipal securities that have the same maturity and coupon but different ratings may have the same yield.

     Subsequent  to its purchase by the Fund, a municipal  security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event requires the Fund to sell the security,  but the Manager will consider  such events in  determining  whether the Fund should  continue to hold the security.  To the extent that ratings given by Moody's,  Standard &
Poor's, or Fitch change as a result of changes in those rating  organizations or their  rating  systems,  the Fund will  attempt  to use  comparable  ratings  as standards for investments in accordance with the Fund's investment policies.

     The Fund can buy municipal securities that are "pre-refunded." The issuer's
obligation  to  repay  the   principal   value  of  the  security  is  generally
collateralized with U.S. government securities placed in an escrow account. This causes the  pre-refunded  security to have essentially the same risks of default as a AAA-rated security.

     The rating  definitions  of Moody's,  Standard  &  Poor's and Fitch for municipal securities are contained in Appendix A to this Statement of Additional
Information.  The Fund can purchase  securities  that are unrated by  nationally recognized rating organizations. The Manager will make its own assessment of the credit  quality of unrated  issues the Fund buys.  The Manager will use criteria similar to those used by the rating agencies,  and assign a rating category to a security that is  comparable to what the Manager  believes a rating agency would assign to that  security.  However,  the Manager's  rating does not constitute a guarantee of the quality of a particular issue.

     |_| Special Risk of Lower-Grade Securities. Lower grade securities may have a higher  yield  than  securities  rated in the  higher  rating  categories.  In addition to having a greater risk of default than higher-grade securities, there may be less of a market for these securities.  As a result they may be harder to sell at an acceptable  price.  The  additional  risks mean that the Fund may not receive the anticipated  level of income from these  securities,  and the Fund's net  asset  value  may be  affected  by  declines  in the  value of  lower-grade securities.  However,  because the added risk of lower quality  securities might not be consistent with the Fund's policy of  preservation  of capital,  the Fund limits its investments in lower quality securities. While securities rated "Baa"
by Moody's or "BBB" by Standard &  Poor's, are investment grade, they may be subject to special risks and have some speculative characteristics.

Other Investment Techniques and Strategies.  In seeking its objective,  the Fund may from time to time employ the types of investment  strategies and investments described  below.  It is not required to use all of the  strategies at all times and at times may not use them.

     The interest rate on a floating  rate note is based on a stated  prevailing market rate, such as a bank's prime rate, the 91-day U.S. Treasury Bill rate, or some  other  standard,  and is  adjusted  automatically  each  time such rate is adjusted.  The interest  rate on a variable  rate note is also based on a stated
prevailing market rate but is adjusted  automatically at specified  intervals of not less than one year.  Generally,  the  changes in the  interest  rate on such securities  reduce the  fluctuation  in their market  value.  As interest  rates decrease or increase,  the potential for capital appreciation or depreciation is less than that for fixed-rate  obligations of the same maturity. The Manager may determine that an unrated  floating rate or variable rate  obligation  meets the
Fund's  quality  standards  by reason  of being  backed by a letter of credit or guarantee issued by a bank that meets those quality standards.

     |X| Floating  Rate and Variable Rate  Obligations.  Some fixed and variable rate  obligations  have a demand  feature  that  allows  the Fund to tender  the obligation to the issuer or a third party prior to its maturity.  The tender may be at par value plus accrued interest, according to the terms of the obligation.

     Floating rate and variable rate demand notes that have a stated maturity in excess of one year may have  features  that  permit the  holder to  recover  the principal amount of the underlying security at specified intervals not exceeding one year and upon not more than 30 days' notice. The issuer of that type of note normally has a corresponding  right in its discretion,  after a given period, to prepay  the  outstanding  principal  amount of the note plus  accrued  interest.
Generally  the issuer  must  provide a specified  number of days'  notice to the holder.

     |X| Inverse Floaters and Other Derivative Investments. Inverse floaters may offer  relatively high current income,  reflecting the spread between  long-term and short-term tax exempt  interest  rates. As long as the municipal yield curve remains  relatively steep and short-term rates remain  relatively low, owners of inverse  floaters will have the  opportunity  to earn  interest at  above-market rates because they receive  interest at the higher long-term rates but have paid for bonds with lower  short-term  rates.  If the yield curve flattens and shifts upward,  an inverse  floater will lose value more  quickly  than a  conventional long-term  bond.  The Fund  will  invest  in  inverse  floaters  to seek  higher tax-exempt  yields than are available from fixed-rate bonds that have comparable maturities and credit  ratings.  In some cases the holder of an inverse  floater may have an option to convert the floater to a  fixed-rate  bond,  pursuant to a
"rate-lock option."

     Some inverse  floaters  have a feature  known as an interest  rate "cap" as part of the terms of the  investment.  Investing in inverse  floaters  that have interest  rate caps might be part of a  portfolio  strategy to try to maintain a high current  yield for the Fund when the Fund has invested in inverse  floaters that  expose  the Fund to the risk of  short-term  interest  rate  fluctuations.
"Embedded"  caps can be used to hedge a portion of the Fund's exposure to rising interest  rates.  When  interest  rates exceed a  pre-determined  rate,  the cap generates additional cash flows that offset the decline in interest rates on the inverse floater,  and the hedge is successful.  However, the Fund bears the risk that if interest rates do not rise above the pre-determined rate, the cap (which is purchased for  additional  cost) will not provide  additional  cash flows and will expire worthless.

     Inverse floaters are a form of derivative investment.  Certain derivatives, such as options,  futures, indexed securities and entering into swap agreements, can be used to  increase or decrease  the Fund's  exposure to changing  security prices,  interest  rates or other  factors that affect the value of  securities.
However,  these  techniques  could result in losses to the Fund,  if the Manager judges  market  conditions  incorrectly  or  employs  a  strategy  that does not correlate  well with the Fund's other  investments.  These  techniques can cause losses if the counterparty does not perform its promises.  An additional risk of investing in municipal securities that are derivative  investments is that their market value could be expected to vary to a much greater  extent than the market value of  municipal  securities  that are not  derivative  investments  but have similar credit quality, redemption provisions and maturities.

     |X|  "When-Issued"  and  "Delayed-Delivery"   Transactions.  The  Fund  can
purchase  securities  on a  "when-issued"  basis,  and may purchase or sell such
securities   on  a   "delayed-delivery"   (or   "forward   commitment")   basis.
"When-issued"  or  "delayed-delivery"  refers  to  securities  whose  terms  and indenture  are  available  and for  which a market  exists,  but  which  are not available for immediate delivery.

     When  such  transactions  are  negotiated  the price  (which  is  generally expressed in yield terms) is fixed at the time the commitment is made.  Delivery and  payment  for the  securities  take  place  at a later  date.  Normally  the settlement  date is within six months of the  purchase  of  municipal  bonds and notes.  However,  the Fund may, from time to time, purchase municipal securities having a settlement  date more than six months and possibly as long as two years or more after the trade date. The securities are subject to change in value from market  fluctuation  during the settlement  period. The value at delivery may be less than the  purchase  price.  For  example,  changes in  interest  rates in a direction other than that expected by the Manager before  settlement will affect the value of such securities and may cause loss to the Fund. No income begins to accrue  to the  Fund on a  when-issued  security  until  the Fund  receives  the security at settlement of the trade.

     The Fund will engage in when-issued transactions in order to secure what is considered  to be an  advantageous  price and yield at the time of entering into the  obligation.  When the  Fund  engages  in  when-issued  or  delayed-delivery transactions,  it relies on the buyer or seller, as the case may be, to complete the transaction. Its failure to do so may cause the Fund to lose the opportunity to obtain the security at a price and yield it considers advantageous.

     When the Fund engages in when-issued and delayed-delivery  transactions, it does so for the purpose of acquiring or selling  securities  consistent with its investment  objective and policies or for delivery pursuant to options contracts it has entered into, and not for the purposes of investment  leverage.  Although the Fund will enter into when-issued or delayed-delivery  purchase  transactions to acquire securities, the Fund may dispose of a commitment prior to settlement.
If the Fund  chooses to dispose of the right to acquire a  when-issued  security prior to its  acquisition  or to  dispose  of its right to  deliver  or  receive against a forward commitment, it may incur a gain or loss.

     At the time the Fund makes a commitment to purchase or sell a security on a when-issued or forward commitment basis, it records the transaction on its books and reflects  the value of the security  purchased.  In a sale  transaction,  it records the proceeds to be received,  in  determining  its net asset value.  The
Fund will  identify  on its books  liquid  assets at least equal to the value of purchase commitments until the Fund pays for the investment.

     When-issued transactions and forward commitments can be used by the Fund as a defensive technique to hedge against anticipated changes in interest rates and prices.  For instance,  in periods of rising  interest rates and falling prices, the Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its  exposure  to  anticipated  falling  prices.  In periods of falling  interest  rates  and  rising  prices,  the Fund  might  sell  portfolio securities  and  purchase the same or similar  securities  on a  when-issued  or forward commitment basis, to obtain the benefit of currently higher cash yields.

     |X| Puts and Standby  Commitments.  When the Fund buys a municipal security subject to a standby commitment to repurchase the security, the Fund is entitled to same-day  settlement from the purchaser.  The Fund receives an exercise price equal to the amortized cost of the underlying security plus any accrued interest at the  time of  exercise.  A put  purchased  in  conjunction  with a  municipal security  enables the Fund to sell the  underlying  security  within a specified period of time at a fixed exercise price.

     The Fund might  purchase a standby  commitment or put separately in cash or it might  acquire the security  subject to the standby  commitment  or put (at a price that reflects that additional feature).

     The Fund will enter into these  transactions only with banks and securities dealers that, in the Manager's opinion, present minimal credit risks. The Fund's ability to  exercise a put or standby  commitment  will depend on the ability of the bank or dealer to pay for the securities if the put or standby commitment is exercised.  If the bank or dealer  should  default on its  obligation,  the Fund might not be able to recover all or a portion of any loss  sustained from having to sell the security elsewhere.

     Puts  and  standby  commitments  are not  transferable  by the  Fund.  They terminate if the Fund sells the underlying  security to a third party.  The Fund intends to enter into these  arrangements  to  facilitate  portfolio  liquidity, although  such  arrangements  might  enable  the  Fund to sell a  security  at a pre-arranged  price that may be higher than the  prevailing  market price at the time the put or standby commitment is exercised. However, the Fund might refrain
from  exercising  a  put  or  standby   commitment  if  the  exercise  price  is
significantly  higher than the prevailing market price, to avoid imposing a loss on the seller that could jeopardize the Fund's business  relationships  with the seller.

     A put or standby commitment  increases the cost of the security and reduces the yield otherwise  available from the security.  Any consideration paid by the
Fund for the put or standby  commitment will be reflected on the Fund's books as unrealized  depreciation  while the put or  standby  commitment  is held,  and a realized  gain or loss  when the put or  commitment  is  exercised  or  expires.
Interest income received by the Fund from municipal  securities  subject to puts or stand-by  commitments may not qualify as tax exempt in its hands if the terms of the put or  stand-by  commitment  cause the Fund not to be treated as the tax owner of the underlying municipal securities.

     |X|  Repurchase  Agreements.  The Fund may  acquire  securities  subject to repurchase  agreements.  It may do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities transactions.

     In a  repurchase  transaction,  the Fund  acquires  a  security  from,  and simultaneously  resells it to an approved  vendor for delivery on an agreed upon future  date.  The resale  price  exceeds the  purchase  price by an amount that reflects an agreed-upon  interest rate effective for the period during which the repurchase  agreement is in effect.  Approved  vendors  include U.S.  commercial banks,  U.S.  branches  of  foreign  banks  or  broker-dealers  that  have  been designated  a primary  dealer in  government  securities.  They must meet credit requirements set by the Manager from time to time.

     The majority of these  transactions run from day to day.  Delivery pursuant to  resale  typically  will  occur  within  one to five  days  of the  purchase.
Repurchase  agreements  having a maturity  beyond  seven days are subject to the
Fund's  limits on  holding  illiquid  investments.  The Fund will not enter into transactions  that will  cause more than 25% of the  Fund's  total  assets to be subject to repurchase agreements.

     Repurchase agreements, considered "loans" under the Investment Company Act, are collateralized by the underlying security.  The Fund's repurchase agreements require  that at all times  while the  repurchase  agreement  is in effect,  the
collateral's   value  must  equal  or  exceed  the  repurchase  price  to  fully collateralize the repayment obligation.

     The Manager will monitor the vendor's  creditworthiness to confirm that the vendor is  financially  sound and will  continuously  monitor  the  collateral's value.  However,  if the vendor  fails to pay the resale  price on the  delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

     Pursuant  to an  Exemptive  Order  issued by the  Securities  and  Exchange
Commission,  the Fund,  along  with  other  affiliated  entities  managed by the
Manager, may transfer uninvested cash balances into one or more joint repurchase accounts.  These  balances  are invested in one or more  repurchase  agreements, secured by U.S.  government  securities.  Securities  pledged as collateral  for repurchase  agreements are held by a custodian bank until the agreements mature.
Each  joint  repurchase  arrangement  requires  that  the  market  value  of the collateral be sufficient to cover payments of interest and  principal;  however, in the event of default by the other party to the  agreement,  retention  of the collateral may be subject to legal proceedings.

     Illiquid and Restricted Securities. To enable the Fund to sell its holdings of a restricted  security not  registered  under the Securities Act of 1933, the
Fund might have to cause those  securities  to be  registered.  The  expenses of registering  restricted securities may be negotiated by the Fund with the issuer at  the  time  the  Fund  buys  the  securities.  When  the  Fund  must  arrange registration because the Fund wishes to sell the security, a considerable period may elapse  between the time the  decision is made to sell the  security and the time the security is  registered  so that the Fund could sell it. The Fund would bear the risks of any downward price fluctuation during that period.

     The Fund has percentage  limitations  that apply to purchases of restricted
and  illiquid  securities,  as  stated  in  the  Prospectus.   Those  percentage
restrictions do not limit  purchases of restricted  securities that are eligible for resale to qualified institutional purchasers pursuant to Rule 144A under the
Securities Act of 1933,  provided that those  securities have been determined to be  liquid  by the  Board  of  Trustees  of the  Fund  or by the  Manager  under guidelines approved by the Board of Trustees. Those guidelines take into account the  trading  activity  for such  securities  and the  availability  of reliable pricing information, among other factors. If there is a lack of trading interest in a particular  Rule 144A security,  the Fund's holding of that security may be deemed to be illiquid.

     The Fund can also acquire restricted securities through private placements.
Those  securities have  contractual  restrictions on their public resale.  Those restrictions  might limit the Fund's  ability to dispose of the  securities  and might lower the amount the Fund could realize upon the sale.

     |X| Loans of Portfolio Securities. To attempt to raise income or raise cash for liquidity purposes,  the Fund may lend its portfolio  securities to brokers, dealers and other  financial  institutions.  There are risks in connection  with securities  lending.  The Fund might experience a delay in receiving  additional collateral  to secure a loan,  or a delay in recovery of the loaned  securities.
The Fund presently  does not intend to lend  securities;  but if it does,  these loans  cannot  exceed 5% of the value of the Fund's  total  assets.  Income from securities loans does not constitute  exempt-interest  income for the purpose of paying tax-exempt dividends.

     The Fund must  receive  collateral  for a loan.  Under  current  applicable regulatory  requirements (which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned securities. It must consist of cash, bank letters of credit,  securities of the U.S. government or its agencies or  instrumentalities,  or other cash  equivalents  in which the
Fund is permitted to invest.  To be acceptable as collateral,  letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.

     When it lends securities,  the Fund receives amounts equal to the dividends or  interest  on the  loaned  securities.  It also  receives  one or more of (a)
negotiated  loan fees, (b) interest on securities  used as  collateral,  and (c)
interest on  short-term  debt  securities  purchased  with the loan  collateral.
Either  type of  interest  may be  shared  with the  borrower.  The Fund may pay reasonable  finder's,  administrative  or other  fees in  connection  with these loans.  The terms of the  Fund's  loans  must meet  applicable  tests  under the
Internal Revenue Code and must permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.

     |X| Hedging.  The Fund can purchase and sell futures  contracts and put and call options and can enter into  interest  rate swap  agreements.  These are all referred to as "hedging  instruments." The Fund does not use hedging instruments for speculative  purposes,  and has limits on the use of them. The Fund does not use hedging  instruments to a substantial degree and is not required to use them in seeking its goal.

     Hedging  involves  risks.  If the Manager used a hedging  instrument at the wrong  time  or  judged  market  conditions  incorrectly,  the  hedge  might  be unsuccessful  and the strategy  could reduce the Fund's  return.  The Fund could also experience  losses if the prices of its futures and options  positions were not  correlated  with its  other  investments  or if it could  not  close  out a position because of an illiquid market for the future or option.

     The Fund can use  hedging to attempt to  protect  against  declines  in the market value of its portfolio,  to permit the Fund to retain unrealized gains in the value of  portfolio  securities  that  have  appreciated,  or to  facilitate selling securities for investment reasons. To do so the Fund could:

     |_| sell interest rate futures or municipal bond index futures,
     |_| buy puts on such futures or securities, or
     |_| write covered calls on securities, interest rate futures, broadly-based municipal  indices,  or municipal  bond index  futures.  The Fund can also write covered calls on debt  securities to attempt to increase the Fund's income,  but that income  would not be  tax-exempt.  Therefore  it is unlikely  that the Fund would write covered calls for that purpose.

     The  Fund  can  also  use  hedging  to  establish  a  position  in the debt securities  market as a temporary  substitute  for  purchasing  individual  debt securities.  In  that  case  the  Fund  would  normally  seek  to  purchase  the securities,  and then terminate that hedging position. For this type of hedging, the Fund could:
     |_|  buy interest rate futures or municipal bond index futures, or
     |_|  buy calls on such futures or on securities.

     The Fund is not  obligated  to use hedging  instruments,  even though it is permitted  to use them in the  Manager's  discretion,  as described  below.  The
Fund's  strategy  of  hedging  with  futures  and  options  on  futures  will be incidental to the Fund's  investment  activities in the underlying  cash market.
The particular  hedging  instruments the Fund can use are described  below.  The
Fund may employ new hedging  instruments and strategies when they are developed, if those investment methods are consistent with the Fund's investment objective, are  approved  by its Board,  and are  permissible  under the Fund's  investment restrictions and applicable regulations.

     |_| Futures.  The Fund can buy and sell futures contracts  relating to debt securities (these are called "interest rate futures") and municipal bond indices
(these are referred to as "municipal bond index  futures"),  but only as a hedge against interest rate changes.

     An interest rate future  obligates the seller to deliver (and the purchaser to  take)  cash or a  specific  type of debt  security  to  settle  the  futures transaction.  Either party could also enter into an offsetting contract to close out the futures position.

     A "municipal bond index" assigns  relative values to the municipal bonds in the index, and is used as the basis for trading long-term municipal bond futures contracts.  Municipal  bond index  futures are similar to interest  rate futures except that  settlement is made only in cash. The obligation  under the contract may also be satisfied by entering into an offsetting  contract.  The  strategies which the Fund  employs in using  municipal  bond index  futures  are similar to those with regard to interest rate futures.

     No money is paid by or  received  by the Fund on the  purchase or sale of a futures  contract.  Upon entering into a futures  transaction,  the Fund will be required  to  deposit  an  initial  margin  payment  in cash or U.S.  government securities with the futures commission merchant (the "futures broker").  Initial margin  payments will be deposited with the Fund's  custodian bank in an account registered in the futures  broker's name.  However,  the futures broker can gain access to that account only under certain specified conditions. As the future is marked to market  (that is, its value on the Fund's books is changed) to reflect changes  in its market  value,  subsequent  margin  payments,  called  variation margin, will be paid to or by the futures broker daily.

     At any time prior to the  expiration  of the future,  the Fund may elect to close out its  position  by taking an  opposite  position  at which time a final determination  of variation margin is made and additional cash is required to be paid by or released to the Fund.  Any gain or loss is then  realized by the Fund on the Future for tax  purposes.  Although  interest rate futures by their terms call for  settlement  by the  delivery  of debt  securities,  in most  cases the obligation  is fulfilled  without such  delivery by entering  into an offsetting transaction.  All futures  transactions  are effected  through a clearing  house associated with the exchange on which the contracts are traded.

     The Fund may  concurrently  buy and sell  futures  contracts  in a strategy anticipating  that the future the Fund  purchased  will perform  better than the future the Fund sold. For example, the Fund might buy municipal bond futures and concurrently  sell U.S.  Treasury bond futures (a type of interest rate future).
The Fund would benefit if municipal bonds  outperform  U.S.  Treasury bonds on a duration-adjusted basis. There are risks that this type of futures strategy will
not  be   successful.   U.S.   Treasury   bonds  might   perform   better  on  a
duration-adjusted basis than municipal bonds, and the assumptions about duration that were used might be incorrect (for example,  the duration of municipal bonds relative to U.S. Treasury bonds might turn out to be greater than anticipated).

     |_| Put and Call  Options.  The Fund can buy and sell certain  kinds of put options (puts) and call options  (calls),  including  index options,  securities options and options on futures. These strategies are described below.

     Options trading involves the payment of premiums and can increase portfolio turnover.  Interest  rate swaps are subject to credit  risks and  interest  rate risks. The Fund could be obligated to pay more under its swap agreements than it receives under them, as a result of interest rate changes. The Fund cannot enter into swaps with respect to more than 25% of its total assets.

     |_| Writing  Covered Call Options.  The Fund can write (that is, sell) call options.  Calls the Fund  sells may be listed  on a  securities  or  commodities exchange or quoted on NASDAQ, the automated quotation system of The Nasdaq Stock
Market, Inc. or traded in the over-the-counter market. Each call the Fund writes must be  "covered"  while it is  outstanding.  That  means the Fund must own the investment  on which the call was  written.  The Fund may write calls on futures contracts,  but  if  it  does  not  own  the  futures  contract  or  deliverable securities,  these calls must be covered by  securities  or other liquid  assets that the Fund owns and segregates to enable it to satisfy its obligations if the call is exercised. Up to 20% of the Fund's total assets may be subject to calls.

     When the Fund writes a call on a security, it receives cash (a premium).The
Fund agrees to sell the underlying  investment to a purchaser of a corresponding call on the same  security  during  the call  period at a fixed  exercise  price regardless  of market price changes  during the call period.  The call period is usually not more than nine months. The exercise price may differ from the market price of the  underlying  security.  The Fund has retained the risk of loss that the price of the underlying  security may decline  during the call period.  That risk may be offset to some extent by the premium the Fund receives. If the value of the investment does not rise above the call price, it is likely that the call will lapse  without being  exercised.  In that case the Fund would keep the cash premium and the investment.

     When the Fund writes a call on an index,  it receives cash (a premium).  If the buyer of the call exercises it, the Fund will pay an amount of cash equal to the  difference  between the closing  price of the call and the exercise  price, multiplied by the specified multiple that determines the total value of the call for each point of difference. If the value of the underlying investment does not rise above the call price,  it is likely that the call will lapse  without being exercised. In that case the Fund would keep the cash premium.

     The  Fund's  custodian  bank,  or a  securities  depository  acting for the custodian  bank,  will act as the Fund's escrow agent through the  facilities of the Options  Clearing  Corporation  ("OCC"),  as to the investments on which the
Fund has written calls traded on  exchanges,  or as to other  acceptable  escrow securities.  In that way, no margin will be required for such transactions.  OCC will release the  securities  on the  expiration of the calls or upon the Fund's entering into a closing purchase transaction.

     When the Fund writes an over-the-counter ("OTC") option, it will enter into an  arrangement  with a primary  U.S.  Government  securities  dealer which will establish  a formula  price at which the Fund  will have the  absolute  right to repurchase  that OTC option.  The formula  price would  generally  be based on a multiple of the premium  received  for the option,  plus the amount by which the option is exercisable  below the market price of the  underlying  security (that is, the option is  "in-the-money").  When the Fund writes an OTC option, it will treat as illiquid (for purposes of its  restriction on illiquid  securities) the mark-to-market  value of any OTC option held by it, unless the option is subject to a buy-back  agreement by the executing  broker.  The  Securities and Exchange
Commission  is  evaluating  whether  OTC  options  should be  considered  liquid securities.  The procedure  described  above could be affected by the outcome of that evaluation.

     To terminate its obligation on a call it has written, the Fund may purchase a corresponding  call in a "closing  purchase  transaction."  The Fund will then realize a profit or loss,  depending  upon  whether the net of the amount of the option transaction costs and the premium received on the call the Fund wrote was more or less  than the  price of the call the Fund  purchased  to close  out the transaction.  A profit  may also be  realized  if the call  lapses  unexercised, because the Fund retains the underlying investment and the premium received. Any such profits are considered  short-term  capital gains for Federal tax purposes, as are premiums on lapsed calls.  When  distributed by the Fund they are taxable as ordinary income.

     The Fund may also  write  calls on  futures  contracts  without  owning the futures contract or securities  deliverable under the contract. To do so, at the time the call is written,  the Fund must cover the call by segregating in escrow an equivalent dollar value of liquid assets. The Fund will segregate  additional liquid  assets if the  value of the  escrowed  assets  drops  below  100% of the current  value  of  the  future.  Because  of  this  escrow  requirement,  in no circumstances  would the Fund's receipt of an exercise  notice as to that future put the Fund in a "short" futures position.

     |_| Writing Put  Options.  The Fund can sell put  options.  A put option on securities  gives the purchaser the right to sell, and the writer the obligation to buy,  the  underlying  investment  at the  exercise  price  during the option period.  The Fund  will not write  puts if,  as a  result,  more than 20% of the
Fund's  total  assets  would be  required  to be  segregated  to cover  such put options.

     If the  Fund  writes  a put,  the put  must be  covered  by  liquid  assets identified on the Fund's books. The premium the Fund receives from writing a put represents a profit, as long as the price of the underlying  investment  remains equal to or above the exercise price of the put. However,  the Fund also assumes the obligation  during the option period to buy the underlying  investment  from the buyer of the put at the exercise price,  even if the value of the investment falls  below  the  exercise  price.  If a  put  the  Fund  has  written  expires unexercised,  the Fund  realizes  a gain in the amount of the  premium  less the transaction costs incurred.  If the put is exercised,  the Fund must fulfill its obligation to purchase the  underlying  investment at the exercise  price.  That price will usually  exceed the market value of the  investment  at that time. In that case, the Fund may incur a loss if it sells the underlying investment. That loss will be equal to the sum of the sale price of the underlying investment and the premium  received  minus the sum of the exercise  price and any  transaction costs the Fund incurred.

     When writing a put option on a security,  to secure its  obligation  to pay for the underlying security the Fund will deposit in escrow liquid assets with a value equal to or greater than the exercise price of the underlying  securities.
The Fund therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets.

     As long as the Fund's  obligation  as the put writer  continues,  it may be assigned an exercise notice by the broker-dealer through which the put was sold.
That notice will require the Fund to take  delivery of the  underlying  security and pay the exercise price. The Fund has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put.
That obligation terminates upon expiration of the put. It may also terminate if, before it receives  an  exercise  notice,  the Fund  effects a closing  purchase transaction by purchasing a put of the same series as it sold. Once the Fund has
been  assigned  an  exercise  notice,   it  cannot  effect  a  closing  purchase
transaction.

     The Fund may decide to effect a closing  purchase  transaction to realize a profit on an outstanding  put option it has written or to prevent the underlying security  from being put.  Effecting a closing  purchase  transaction  will also permit  the Fund to write  another  put option on the  security,  or to sell the security and use the proceeds from the sale for other investments. The Fund will realize  a profit  or loss  from a closing  purchase  transaction  depending  on whether the cost of the  transaction  is less or more than the premium  received from  writing  the put option.  Any profits  from  writing  puts are  considered short-term  capital gains for Federal tax purposes,  and when distributed by the
Fund, are taxable as ordinary income.

     |_|  Purchasing  Calls  and  Puts.  The Fund can buy  calls on  securities, broadly-based municipal bond indices,  municipal bond index futures and interest rate  futures.  It can also buy  calls to close  out a call it has  written,  as discussed  above.  Calls  the  Fund  buys  may  be  listed  on a  securities  or commodities  exchange,  or quoted on NASDAQ,  or traded in the  over-the-counter market.  A call or put option may not be purchased  if the purchase  would cause the  value of all the  Fund's  put and call  options  to  exceed 5% of its total assets.

     When  the  Fund  purchases  a  call  (other  than  in  a  closing  purchase transaction),  it pays a premium. For calls on securities that the Fund buys, it has the right to buy the underlying  investment from a seller of a corresponding call on the same  investment  during the call period at a fixed exercise  price.
The Fund  benefits  only if (1) the call is sold at a profit  or (2) the call is exercised when the market price of the underlying investment is above the sum of the exercise price plus the transaction  costs and premium paid for the call. If the call is not either  exercised or sold (whether or not at a profit),  it will become  worthless at its  expiration  date.  In that case the Fund will lose its premium payment and the right to purchase the underlying investment.

     The Fund can buy  puts on debt  securities,  municipal  bond  indices,  and interest  rate or  municipal  bond  index  futures,  whether  or not it owns the underlying  investment.  When the Fund  purchases a put, it pays a premium  and, except as to puts on indices, has the right to sell the underlying investment to a seller of a put on a corresponding investment during the put period at a fixed exercise price. Puts on municipal bond indices are settled in cash.

     Buying a put on an  investment  the Fund  does not own (such as an index or future)  permits  the Fund  either  to resell  the put or to buy the  underlying investment  and sell it at the  exercise  price.  The  resale  price  will  vary inversely to the price of the underlying investment.  If the market price of the underlying  investment is above the exercise price and, as a result,  the put is not exercised, the put will become worthless on its expiration date.

     Buying a put on a debt  security,  interest  rate future or municipal  bond index  future the Fund owns  enables the Fund to protect  itself  during the put period  against a decline in the value of the  underlying  investment  below the exercise  price by selling the  investment at the exercise  price to a seller of corresponding put. If the market price of the underlying  investment is equal to or above the  exercise  price  and,  as a result,  the put is not  exercised  or resold,  the put will become  worthless at its expiration date. In that case the
Fund  will,  have paid the  premium  but lost the  right to sell the  underlying investment.  However,  the Fund may sell the put prior to its  expiration.  That sale may or may not be at a profit.

     |_|  Risks  of  Hedging  with  Options  and  Futures.  The  use of  hedging instruments requires special skills and knowledge of investment  techniques that are  different  than what is required for normal  portfolio  management.  If the
Manager uses a hedging  instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's returns.

     The Fund's option  activities could affect its portfolio  turnover rate and brokerage  commissions.  The exercise of calls written by the Fund may cause the
Fund to sell related  portfolio  securities,  thus increasing its turnover rate.
The exercise by the Fund of puts on securities will cause the sale of underlying investments,  increasing  portfolio  turnover.  Although the decision whether to exercise a put it holds is within the Fund's control,  holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put.

     The Fund could pay a brokerage  commission each time it buys a call or put, sells a call, or buys or sells an underlying  investment in connection  with the exercise of a call or put. Such commissions  might be higher on a relative basis
than  the  commissions   for  direct   purchases  or  sales  of  the  underlying
investments. Premiums paid for options are small in relation to the market value of the underlying  investments.  Consequently,  put and call options offer large amounts of leverage.  The leverage offered by trading in options could result in the Fund's net asset value being more  sensitive  to changes in the value of the underlying investment.

     If a covered call written by the Fund is  exercised on an  investment  that has increased in value,  the Fund will be required to sell the investment at the call  price.  It will not be able to realize  any profit if the  investment  has increased in value above the call price.

     There is a risk in using short hedging by selling interest rate futures and municipal  bond index  futures or purchasing  puts on municipal  bond indices or futures  to  attempt  to  protect  against  declines  in the value of the Fund's securities.  The risk is that the prices of such futures or the applicable index will  correlate  imperfectly  with the  behavior  of the cash (that is,  market)
prices of the Fund's securities. It is possible for example, that while the Fund has used hedging  instruments in a short hedge, the market might advance and the value of debt  securities held in the Fund's  portfolio  might decline.  If that occurred,  the  Fund  would  lose  money  on the  hedging  instruments  and also experience a decline in value of its debt securities.  However, while this could occur over a brief  period or to a very small  degree,  over time the value of a diversified portfolio of debt securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

     The risk of  imperfect  correlation  increases  as the  composition  of the
Fund's portfolio diverges from the securities  included in the applicable index.
To compensate  for the imperfect  correlation  of movements in the price of debt securities  being hedged and movements in the price of the hedging  instruments, the Fund might use  hedging  instruments  in a greater  dollar  amount  than the dollar amount of debt securities being hedged.  It might do so if the historical volatility of the prices of the debt securities being hedged is greater than the historical volatility of the applicable index.

     The ordinary  spreads  between  prices in the cash and futures  markets are subject to distortions  due to differences in the natures of those markets.  All
participants   in  the  futures  markets  are  subject  to  margin  deposit  and
maintenance   requirements.   Rather  than  meeting  additional  margin  deposit
requirements,  investors  may close out  futures  contracts  through  offsetting transactions  which could distort the normal  relationship  between the cash and futures markets. From the point of view of speculators, the deposit requirements in the  futures  markets  are  less  onerous  than  margin  requirements  in the securities  markets.  Therefore,  increased  participation by speculators in the futures markets may cause temporary price distortions.

     The Fund  can use  hedging  instruments  to  establish  a  position  in the municipal  securities  markets as a  temporary  substitute  for the  purchase of individual  securities  (long  hedging).  It is possible  that the market  might decline.  If the Fund then concludes not to invest in such securities because of concerns that there might be further market  decline or for other  reasons,  the
Fund will  realize a loss on the  hedging  instruments  that is not  offset by a reduction in the purchase price of the securities.

     An  option  position  may be  closed  out  only on a market  that  provides secondary  trading for options of the same series.  There is no assurance that a liquid  secondary market will exist for a particular  option.  If the Fund could not effect a closing  purchase  transaction due to a lack of a market,  it would have to hold the callable investment until the call lapsed or was exercised, and could incur losses.

     |_| Interest Rate Swap Transactions. In an interest rate swap, the Fund and another  party  exchange  their  right to  receive  or their  obligation  to pay interest on a security.  For example,  they may swap a right to receive floating rate  payments  for fixed rate  payments.  The Fund can enter into swaps only on securities it owns.  The Fund may not enter into swaps with respect to more than
25% of its total assets.  Also, the Fund will  segregate  liquid assets (such as cash or U.S.  government  securities)  to cover any  amounts  it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed. Income from interest rate swaps may be taxable.

     Swap agreements  entail both interest rate risk and credit risk. There is a risk that, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will have been greater than those received by
it. Credit risk arises from the possibility that the counterparty  will default.
If the  counterparty  to an interest  rate swap  defaults,  the Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received. The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis.

     The Fund can enter into swap transactions  with appropriate  counterparties pursuant to master netting agreements.  A master netting agreement provides that all swaps done between the Fund and that counterparty under the master agreement shall be regarded as parts of an integral agreement.  If on any date amounts are payable under one or more swap transactions, the net amount payable on that date shall be paid. In addition, the master netting agreement may provide that if one party  defaults  generally or on one swap,  the  counterparty  can terminate the swaps with that party.  Under master netting  agreements,  if there is a default resulting  in a loss to one  party,  that  party's  damages  are  calculated  by reference to the average cost of a  replacement  swap with respect to each swap.
The  gains  and  losses on all  swaps  are then  netted,  and the  result is the counterparty's gain or loss on termination. The termination of all swaps and the netting  of  gains  and  losses  on  termination  is  generally  referred  to as
"aggregation."

     |_|  Regulatory  Aspects of Hedging  Instruments.  When using  futures  and options on futures,  the Fund is required to operate within  certain  guidelines and restrictions  established by the Commodity  Futures Trading  Commission (the
"CFTC"). In particular,  the Fund is exempted from registration with the CFTC as a "commodity  pool operator" if the Fund complies with the  requirements of Rule
4.5 adopted by the CFTC.  That Rule does not limit the  percentage of the Fund's assets that may be used for Futures  margin and related  options  premiums for a bona fide  hedging  position.  However,  under the Rule the Fund must  limit its aggregate initial futures margin and related options premiums to no more than 5%
of the Fund's net assets for hedging  strategies  that are not  considered  bona fide hedging  strategies  under the Rule. Under the Rule, the Fund also must use short  futures and  options on futures  positions  solely for bona fide  hedging purposes  within the  meaning  and intent of the  applicable  provisions  of the
Commodity Exchange Act.

     Transactions in options by the Fund are subject to limitations  established by the option exchanges.  The exchanges limit the maximum number of options that may be  written or held by a single  investor  or group of  investors  acting in concert.  Those limits apply  regardless  of whether the options were written or purchased  on the  same  or  different  exchanges,  or are  held  in one or more accounts  or through  one or more  different  exchanges  or through  one or more brokers.  Thus,  the  number of  options  that the Fund may write or hold may be affected  by  options  written  or  held  by  other  entities,  including  other investment  companies having the same advisor as the Fund (or an advisor that is an affiliate of the Fund's  advisor).  The exchanges also impose position limits on futures  transactions.  An exchange  may order the  liquidation  of positions found to be in violation of those limits and may impose certain other sanctions.

     Under the Investment  Company Act, when the Fund purchases an interest rate future  or  municipal  bond  index  future,  it must  maintain  cash or  readily marketable short-term debt instruments in an amount equal to the market value of the investments underlying the future, less the margin deposit applicable to it.

     |X| Temporary  Defensive and Interim  Investments.  The securities the Fund can invest in for temporary defensive purposes include the following:
     |_| short-term municipal securities;
     |_| obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities;
     |_| corporate  debt  securities  rated within the three highest grades by a nationally recognized rating agency;
     |_|  commercial  paper  rated  "A-1" by  Standard  &  Poor's,  or  having a comparable rating by another nationally recognized-rating agency; and
     |_|  certificates of deposit of domestic banks with assets of $1 billion or more.

     |X| Taxable  Investments.  While the Fund can invest up to 20% of its total assets in investments  that generate income subject to income taxes, it does not anticipate  investing  substantial  amounts of its assets in taxable investments under normal market  conditions or as part of its normal trading  strategies and policies. To the extent it invests in taxable securities,  the Fund would not be able to meet its objective of providing  tax exempt income to its  shareholders.
Taxable  investments  include,  for  example,  hedging  instruments,  repurchase agreements,  and some of the  types of  securities  it would  buy for  temporary defensive purposes.

|X| Investment in Other  Investment  Companies.  The Fund can also invest in the securities of other  investment  companies,  which can include  open-end  funds, closed-end funds and unit investment trusts,  subject to the limits set forth in the Investment Company Act of 1940 (the "Investment  Company Act") that apply to those types of investments.  For example, the Fund can invest in Exchange-Traded
Funds, which are typically open-end funds or unit investment trusts, listed on a stock  exchange.  The  Fund  might  do so as a way of  gaining  exposure  to the
segments   of  the   equity  or   fixed-income   markets   represented   by  the
Exchange-Traded Funds' portfolio,  at times when the Fund may not be able to buy those portfolio securities directly.

Investing in another  investment  company may involve the payment of substantial premiums above the value of such investment  company's portfolio  securities and is subject to limitations  under the  Investment  Company Act. The Fund does not intend to invest in other investment  companies unless the Manager believes that the potential  benefits of the investment justify the payment of any premiums or sales  charges.  As a shareholder  of an investment  company,  the Fund would be subject to its ratable share of that investment  company's  expenses,  including its advisory and administration expenses. The Fund does not anticipate investing a substantial amount of its net assets in shares of other investment companies.

Investment Restrictions

     |X|  What  Are  "Fundamental  Policies?"  Fundamental  policies  are  those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's  outstanding  voting  securities.
Under the Investment  Company Act, such a "majority" vote is defined as the vote of the holders of the lesser of:
     |_|  67% or more  of the  shares  present  or  represented  by  proxy  at a
          shareholder   meeting,  if  the  holders  of  more  than  50%  of  the
          outstanding shares are present or represented by proxy, or
     |_|  more than 50% of the outstanding shares.

     The Fund's  investment  objective is a fundamental  policy.  Other policies described in the  Prospectus  or this  Statement of Additional  Information  are
"fundamental"  only if they are identified as such. The Fund's Board of Trustees can change  non-fundamental  policies  without  shareholder  approval.  However, significant  changes to investment  policies will be described in supplements or updates to the  Prospectus  or this  Statement  of  Additional  Information,  as appropriate.  The Fund's most significant  investment  policies are described in the Prospectus.

     |X| Does the Fund  Have  Additional  Fundamental  Policies?  The  following investment restrictions are fundamental policies of the Fund:

     |_| The Fund may not borrow money, except to the extent permitted under the
Investment  Company Act, the rules or  regulations  thereunder  or any exemption therefrom that is applicable to the Fund, as such statute,  rules or regulations may be amended or interpreted from time to time.

     |_| The Fund cannot make loans,  except to the extent  permitted  under the
Investment  Company Act, the rules or  regulations  thereunder  or any exemption therefrom that is applicable to the Fund, as such statute,  rules or regulations may be amended or interpreted from time to time.

     |_|  The  Fund  cannot  buy  securities  or  other  instruments  issued  or guaranteed  by any one  issuer  if more  than 5% of its  total  assets  would be invested in securities or other  instruments  of that issuer or if it would then own more than 10% of that issuer's voting securities. This limitation applies to
75% of the Fund's total assets. The limit does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

     |_| The Fund  cannot  invest  25% or more of its  total  assets  in any one industry.  That limit does not apply to  securities  issued or guaranteed by the
U.S.  government or its agencies and  instrumentalities  or securities issued by other investment companies.

     |_| The Fund cannot invest in real estate.  However, the Fund can invest in municipal  securities or other permissible  securities or instruments secured by real estate or interests in real estate.

     |_| The Fund cannot underwrite securities. A permitted exception is in case it is  deemed  to be an  underwriter  under  the  Securities  Act of  1933  when reselling in securities held in its portfolio.

     |_| The Fund cannot issue "senior  securities,"  but this does not prohibit certain  investment  activities  for which assets of the Fund are  designated as segregated or margin collateral or escrow  arrangements are established to cover the related  obligations.  Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio  securities  transactions,  and contracts to buy or sell  derivatives, hedging instruments, options or futures.

     |X| Does the Fund Have Additional  Non-Fundamental  Policies?  The Fund has
additional operating policies that are not fundamental, and which can be changed by the Board of Trustees without shareholder approval.  The following investment restrictions are not fundamental policies of the Fund:

     |_|  Although the Fund can invest 25% or more of its assets in a particular segment  of the  municipal  bond  market,  it will not invest 25% or more of its total assets in industrial revenue bonds in a single industry.

     |_| The Fund will not purchase or retain  securities  if, as a result,  the
Fund would  have more than 5% of its total  assets  invested  in  securities  of private issuers having a record of less than three years' continuous  operation, or in  industrial  development  bonds if the private  entity on whose credit the security is based, directly or indirectly,  is less than three years old, unless the security is rated by a  nationally-recognized  rating service. In each case, that period may include the operation of predecessor companies or enterprises.

     |_| The Fund will not  invest in common  stock or any  warrants  related to common stocks. These operating policies are not fundamental policies.

     Unless the Prospectus or Statement of Additional  Information states that a percentage  restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment.  In that case the Fund need not sell securities to meet  the  percentage  limits  if the  value  of  the  investment  increases  in proportion to the size of the Fund.

Diversification.  The  Fund  intends  to be  "diversified"  as  defined  in  the
Investment  Company Act and to satisfy the  restrictions  against  investing too much of its assets in any "issuer" as set forth in the  restrictions  above.  In implementing  this  policy,  the  identification  of the  issuer of a  municipal security  depends on the terms and  conditions of the security.  When the assets and  revenues  of an  agency,  authority,  instrumentality  or  other  political subdivision  are  separate  from  those of the  government  creating  it and the security is backed only by the assets and revenues of the  subdivision,  agency, authority or instrumentality,  the latter would be deemed to be the sole issuer.
Similarly,  if an industrial  development  bond is backed only by the assets and revenues of the non-governmental  user, then that user would be deemed to be the sole issuer.  However,  if in either case the creating  government or some other entity  guarantees  a security,  the  guarantee  would be  considered a separate security and would be treated as an issue of such government or other entity.

Applying the Restriction Against  Concentration.  To implement its policy not to concentrate its investments,  the Fund has adopted the industry  classifications set forth in  Appendix B to this  Statement  of  Additional  Information.  Those industry classifications are not a fundamental policy.

     In implementing the Fund's policy not to concentrate its  investments,  the
Manager  will  consider  a  non-governmental  user  of  facilities  financed  by industrial  development  bonds as being in a particular  industry.  That is done even  though  the bonds are  municipal  securities,  as to which the Fund has no
concentration  limitation.   Although  this  application  of  the  concentration
restriction  is not a  fundamental  policy of the Fund,  it will not be  changed without shareholder approval.

How the Fund is Managed

Organization  and History.  The Fund is a  diversified  investment  portfolio or
"series" of  Oppenheimer  Municipal  Fund, an open-end,  diversified  management investment company organized as a Massachusetts  business trust in 1986, with an unlimited number of authorized shares of beneficial interest.

     Oppenheimer  Municipal  Fund  (and  therefore  the Fund as its  series)  is governed  by a Board  of  Trustees,  which is  responsible  for  protecting  the
interests  of  shareholders  under   Massachusetts's   law.  The  Trustees  meet
periodically  throughout the year to oversee the Fund's  activities,  review its performance, and review the actions of the Manager.

     Classes  of  Shares.  The  Trustees  are  authorized,  without  shareholder approval,  to create  new  series  and  classes  of  shares.  The  Trustees  may reclassify  unissued  shares of the Fund into  additional  series or  classes of shares.  The  Trustees  also may divide or combine  the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a  shareholder  in the Fund.  Shares do not have  cumulative  voting rights or preemptive or subscription rights. Shares may be voted in person or by proxy at shareholder meetings.

     The Fund currently has three classes of shares:  Class A, Class B and Class
C. All classes invest in the same investment portfolio. Each class of shares:

     has  its own dividends and distributions,
     pays certain expenses which may be different for the different classes, may  have a different net asset value,
     o    may have separate  voting rights on matters in which  interests of one class are different from  interests of another  class,  and votes as a class on matters that affect that class alone.

     Shares are freely  transferable,  and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted  to the vote of  shareholders.  Each share of the Fund  represents  an interest in the Fund  proportionately  equal to the interest of each other share of the same class.

Meetings of  Shareholders.  As a Massachusetts  business trust,  the Fund is not required  to  hold,  and  does not plan to  hold,  regular  annual  meetings  of shareholders.  The  Fund  will  hold  meetings  when  required  to do so by  the
Investment  Company  Act or  other  applicable  law.  It will  also do so when a shareholder  meeting is called by the  Trustees  or upon  proper  request of the shareholders.

     Shareholders  have the right,  upon the  declaration  in writing or vote of two-thirds  of the  outstanding  shares of the Fund,  to remove a  Trustee.  The
Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares.
If the  Trustees  receive a request from at least 10  shareholders  stating that they wish to communicate with other  shareholders to request a meeting to remove a Trustee,  the  Trustees  will then  either  make the Fund's  shareholder  list
available  to  the  applicants  or  mail  their   communication   to  all  other
shareholders at the applicants'  expense.  The  shareholders  making the request must have been  shareholders for at least six months and must hold shares of the
Fund  valued  at  $25,000  or more or  constituting  at least  1% of the  Fund's outstanding  shares. The Trustees may also take other action as permitted by the
Investment Company Act.

Shareholder and Trustee  Liability.  The Fund's Declaration of Trust contains an
express   disclaimer  of  shareholder  or  Trustee   liability  for  the  Fund's
obligations.  It also provides for indemnification and reimbursement of expenses out of the Fund's  property for any shareholder  held personally  liable for its obligations.  The  Declaration of Trust also states that upon request,  the Fund shall assume the defense of any claim made against a shareholder  for any act or
obligation   of  the  Fund  and  shall  satisfy  any  judgment  on  that  claim.
Massachusetts  law permits a shareholder  of a business trust (such as the Fund)
to be  held  personally  liable  as a  "partner"  under  certain  circumstances.
However,  the risk that a Fund  shareholder will incur financial loss from being held  liable as a  "partner"  of the Fund is  limited to the  relatively  remote circumstances in which the Fund would be unable to meet its obligations.

     The Fund's  contractual  arrangements  state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its Declaration of
Trust to look solely to the assets of the Fund for  satisfaction of any claim or demand  that may arise out of any  dealings  with the  Fund.  Additionally,  the
Trustees  shall have no personal  liability  to any such  person,  to the extent permitted by law.

     Board of Trustees and Oversight Committees. The Fund is governed by a Board of Trustees,  which is responsible  for protecting the interests of shareholders under  Massachusetts law. The Trustees meet periodically  throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.  Although the Fund will not  normally  hold annual  meetings of its shareholders,  it may hold  shareholder  meetings from time to time on important matters,  and shareholders  have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

     The Board of Trustees has an Audit  Committee and a Review  Committee.  The
members of the Audit  Committee  are Edward L.  Cameron  (Chairman),  William L.
Armstrong,  George C. Bowen and Robert J. Malone. The Audit Committee held seven meetings  during the fiscal year ended  September 30, 2002. The Audit  Committee furnishes the Board with  recommendations  regarding the selection of the Fund's independent  auditors.  Other main functions of the Audit Committee include, but are not limited to: (i)  reviewing the scope and results of audits and the audit fees  charged;  (ii)  reviewing  reports  from the Fund's  independent  auditors regarding the Fund's  internal  accounting  procedures  and controls;  and (iii)
establishing  a separate line of  communication  between the Fund's  independent auditors and its independent Trustees.

     The Audit Committee's  functions  include selecting and nominating,  to the full Board,  nominees for election as Trustees,  and  selecting  and  nominating
Independent  Trustees  for  election.  The Audit  Committee  may,  but need not, consider  the advice and  recommendation  of the Manager and its  affiliates  in selecting  nominees.  The full  Board  elects  new  trustees  except  for  those instances when a shareholder vote is required.

     To date,  the Committee has been able to identify from its own resources an ample number of qualified candidates. Nonetheless, shareholders may submit names of individuals,  accompanied by complete and properly supported resumes, for the
Audit Committee's  consideration by mailing such information to the Committee in care of the Fund.  The  Committee  may consider  such persons at such time as it meets to consider  possible  nominees.  The  Committee,  however,  reserves sole
discretion  to  determine  the   candidates  to  present  to  the  Board  and/or
shareholders when it meets for the purpose considering potential nominees.

     The members of the Review Committee are Jon S. Fossel (Chairman), Robert G.
Avis, Sam Freedman,  Beverly  Hamilton and F. William  Marshall,  Jr. The Review
Committee held seven meetings  during the fiscal year ended  September 30, 2002.
Among  other  functions,   the  Review  Committee   reviews  reports  and  makes
recommendations  to the Board  concerning  the fees paid to the Fund's  transfer agent and the services  provided to the Fund by the transfer  agent.  The Review
Committee  also  reviews the Fund's  investment  performance  and  policies  and procedures  adopted by the Fund to comply with Investment  Company Act and other applicable law.

Trustees and Officers of the Fund. Except Mr. Murphy, each of the Trustees is an
"Independent  Trustee," as defined in the Investment  Company Act. Mr. Murphy is an "Interested  Trustee," because he is affiliated with the Manager by virtue of his positions as an officer and director of the Manager, and as a shareholder of its parent  company.  Mr.  Murphy was  elected as a Trustee of the Fund with the understanding  that in the event he ceases to be the chief executive  officer of the  Manager,  he will  resign as a trustee  of the Fund and the other  Board II
Funds (defined below) for which he is a trustee or director.

     The Fund's Trustees and officers and their positions held with the Fund and length of  service  in such  position(s)  and their  principal  occupations  and business  affiliations during the past five years are listed in the chart below.
The information for the Trustees also includes the dollar range of shares of the
Fund as well as the aggregate dollar range of shares  beneficially  owned in any of the Oppenheimer funds overseen by the Trustees.  All of the Trustees are also trustees  or  directors  of the  following  Oppenheimer  funds  (except  for Ms.
Hamilton and Mr.  Malone,  who are not Trustees of Oppenheimer  Senior  Floating
Rate Fund and Mr. Murphy is not a Trustee or Managing  General Partner of any of
the Centennial trusts) (referred to as "Board II Funds"):

Oppenheimer Cash Reserves                                    Oppenheimer Select Managers
Oppenheimer Champion Income Fund                             Oppenheimer Senior Floating Rate Fund
Oppenheimer Capital Income Fund                              Oppenheimer Strategic Income Fund
Oppenheimer High Yield Fund                                  Oppenheimer Total Return Fund, Inc.
Oppenheimer International Bond Fund                          Oppenheimer Variable Account Funds
Oppenheimer Integrity Funds                                  Panorama Series Fund, Inc.
Oppenheimer Limited-Term Government Fund                     Centennial America Fund, L. P.
Oppenheimer Main Street Funds, Inc.                          Centennial California Tax Exempt Trust
Oppenheimer Main Street Opportunity Fund                     Centennial Government Trust
Oppenheimer Main Street Small Cap Fund                       Centennial Money Market Trust
Oppenheimer Municipal Fund                                   Centennial New York Tax Exempt Trust
Oppenheimer Real Asset Fund                                  Centennial Tax Exempt Trust

     Present or former  officers,  directors,  trustees and employees (and their immediate  family  members) of the Fund,  the Manager  and its  affiliates,  and retirement  plans  established  by them for their  employees  are  permitted  to purchase Class A shares of the Fund and the other Oppenheimer funds at net asset value without  sales  charge.  The sales charges on Class A shares is waived for
that  group  because  of  the  economies  of  sales  efforts   realized  by  the
Distributor.

     Messrs. Murphy, Masterson,  Molleur,  Vottiero,  Wixted, Fielding and Zack,
and Mses.  Bechtolt,  Feld and Ives who are  officers of the Fund,  respectively hold the same  offices  with one or more of the other Board II Funds as with the
Fund.  As of November 5, 2002 the Trustees and officers of the Fund, as a group, owned of record  or  beneficially  less  than 1% of each  class of shares of the
Fund.  The  foregoing  statement  does not reflect  ownership  of shares held of record by an employee benefit plan for employees of the Manager,  other than the shares  beneficially  owned  under that plan by the  officers of the Fund listed above. In addition,  each Independent Trustee, and his or her family members, do not own securities of either the Manager or Distributor of the Board II Funds or any person  directly or  indirectly  controlling,  controlled by or under common control with the Manager or Distributor.

Affiliated Transactions and Material Business Relationships.  In 2000, Mr. Swain
sold 93,000 shares of  Oppenheimer  Acquisition  Company  ("OAC") (the Manager's
parent holding  company),  for a cash payment of $4,278,930 and  surrendered for cancellation  60,000 options to MassMutual for a cash payment of $2,569,800.  In
2001, Mr. Swain surrendered for cancellation  60,000 options to MassMutual for a cash payment of $2,700,600.

     Mr. Swain has reported that he sold a residential  property to Mr. Freedman on October 23, 2001 for $1.2 million.  An independent  appraisal of the property supported the sale price.

     The  address of each  Trustee  in the chart  below is 6803 S.  Tucson  Way,
Centennial, CO 80112-3924. Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

---------------------------------------------------------------------------------------------------------------------------

                                                   Independent Trustees

---------------------------------------------------------------------------------------------------------------------------
----------------------------- ------------------------------------------------------------ --------------- ----------------

Name,                         Principal Occupation(s) During Past 5 Years;                 Dollar Range    Aggregate
                                                                                                           Dollar Range
                                                                                                           Of Shares
                                                                                                           Beneficially
                                                                                                           Owned in Any
                                                                                           of Shares       of the
Position(s) Held with Fund,   Other Trusteeships/Directorships Held by Trustee;            Beneficially    Oppenheimer
Length of Service,            Number of Portfolios in Fund Complex Currently Overseen by   Owned in the    Funds Overseen
Age                           Trustee                                                      Fund            by Trustee

----------------------------- ------------------------------------------------------------ --------------- ----------------
----------------------------- ------------------------------------------------------------ --------------------------------

                                                                                               As of December 31, 2001

----------------------------- ------------------------------------------------------------ --------------------------------
----------------------------- ------------------------------------------------------------ --------------- ----------------

James C. Swain, Chairman      Formerly  Chief  Executive  Officer (until August 27, 2002)  $0              Over $100,000
and Trustee since 1986        of the Board II Funds,  Vice  Chairman  (until  January  2,
Age: 69                       2002) of the Manager and  President  and a director  (until
                              1997)  of  Centennial  Asset   Management   Corporation  (a
                              wholly-owned   investment   advisory   subsidiary   of  the
                              Manager).  Oversees 41 portfolios  in the  OppenheimerFunds complex.

----------------------------- ------------------------------------------------------------ --------------- ----------------
----------------------------- ------------------------------------------------------------ --------------- ----------------

William L. Armstrong,         Chairman  of  the  following   private   mortgage   banking  $0              $50,001-
Trustee since 1999            companies:  Cherry Creek  Mortgage  Company  (since  1991),                  $100,000
Age: 65                       Centennial  State  Mortgage  Company  (since 1994),  The El
                              Paso Mortgage  Company  (since 1993),  Transland  Financial
                              Services,  Inc.  (since  1997);  Chairman of the  following private  companies:  Great  Frontier  Insurance  (insurance agency)  (since  1995)  and  Ambassador  Media  Corporation
                              (since   1984);   a  director  of  the   following   public
                              companies:   Storage   Technology   Corporation   (computer
                              equipment  company) (since 1991),  Helmerich & Payne,  Inc.
                              (oil and gas  drilling/production  company)  (since  1992),
                              UNUMProvident  (insurance  company) (since 1991).  Formerly
                              Director of International Family Entertainment  (television
                              channel)   (1992-1997)  and  Natec  Resources,   Inc.  (air
                              pollution   control   equipment   and   services   company)
                              (1991-1995),  Frontier Real Estate, Inc.  (residential real estate  brokerage)  (1994-1999),  and Frontier Title (title
                              insurance   agency)   (1995-June   1999);  a  U.S.  Senator
                              (January  1979-January 1991). Oversees 41 portfolios in the
                              OppenheimerFunds complex.

----------------------------- ------------------------------------------------------------ --------------- ----------------
----------------------------- ------------------------------------------------------------ --------------- ----------------

Robert G. Avis,               Formerly  Director and President of A.G.  Edwards  Capital,  $0              Over $100,000
Trustee since 1993            Inc.  (General  Partner of  private  equity  funds)  (until
Age: 71                       February  2001);  Chairman,  President and Chief  Executive
                              Officer of A.G. Edwards  Capital,  Inc. (until March 2000);
                              Vice Chairman and Director of A.G.  Edwards,  Inc. and Vice
                              Chairman  of A.G.  Edwards  &  Sons,  Inc.  (its  brokerage company  subsidiary)  (until March 1999);  Chairman of A.G.
                              Edwards   Trust   Company  and  A.G.E.   Asset   Management
                              (investment  advisor)  (until March  1999);  and a Director
                              (until March 2000) of A.G.  Edwards & Sons and A.G. Edwards
                              Trust    Company.    Oversees   41    portfolios   in   the
                              OppenheimerFunds complex.

----------------------------- ------------------------------------------------------------ --------------- ----------------
----------------------------- ------------------------------------------------------------ --------------- ----------------

George C. Bowen,              Formerly  (until  April 1999) Senior Vice  President  (from  $0              Over $100,000
Trustee since 1998            September  1987) and  Treasurer  (from  March  1985) of the
Age: 66                       Manager;  Vice  President  (from June  1983) and  Treasurer
                              (since March 1985) of  OppenheimerFunds  Distributor,  Inc.
                              (a  subsidiary  of  the  Manager);  Senior  Vice  President
                              (since   February  1992),   Treasurer   (since  July  1991)
                              Assistant  Secretary and a director  (since  December 1991)
                              of Centennial Asset Management Corporation;  Vice President
                              (since  October 1989) and  Treasurer  (since April 1986) of
                              HarbourView  Asset  Management  Corporation  (an investment advisory subsidiary of the Manager);  President,  Treasurer and a  director  (June  1989-January  1990)  of  Centennial
                              Capital  Corporation (an investment  advisory subsidiary of the Manager);  Vice  President and Treasurer  (since August
                              1978)  and  Secretary  (since  April  1981) of  Shareholder
                              Services,   Inc.  (a  transfer  agent   subsidiary  of  the
                              Manager);  Vice President,  Treasurer and Secretary  (since
                              November 1989) of Shareholder  Financial Services,  Inc. (a
                              transfer  agent  subsidiary  of  the  Manager);   Assistant
                              Treasurer  (since  March 1998) of  Oppenheimer  Acquisition
                              Corp. (the Manager's parent corporation);  Treasurer (since
                              November 1989) of Oppenheimer  Partnership  Holdings,  Inc.
                              (a  holding  company  subsidiary  of  the  Manager);   Vice
                              President  and Treasurer  (since July 1996) of  Oppenheimer
                              Real  Asset  Management,   Inc.  (an  investment   advisory
                              subsidiary of the  Manager);  Chief  Executive  Officer and director (since March 1996) of MultiSource  Services,  Inc.
                              (a  broker-dealer  subsidiary  of the  Manager);  Treasurer
                              (since  October  1997)  of  OppenheimerFunds  International
                              Ltd. and  Oppenheimer  Millennium  Funds plc (offshore fund
                              management  subsidiaries  of  the  Manager).   Oversees  41
                              portfolios in the OppenheimerFunds complex.

----------------------------- ------------------------------------------------------------ --------------- ----------------
----------------------------- ------------------------------------------------------------ --------------- ----------------

Edward L. Cameron,            A  member  of  The  Life  Guard  of  Mount  Vernon,  George  $0              $50,001-
Trustee since 1999            Washington's  home (since June 2000).  Formerly (March 2001                  $100,000
Age: 64                       -  May  2002)   Director  of  Genetic  ID,  Inc.   and  its
                              subsidiaries (a privately held biotech company);  a partner
                              with   PricewaterhouseCoopers   LLP  (from  1974-1999)  (an
                              accounting  firm)  and  Chairman  (from  1994-1998),  Price
                              Waterhouse  LLP  Global  Investment   Management   Industry
                              Services    Group.    Oversees   41   portfolios   in   the
                              OppenheimerFunds complex.

----------------------------- ------------------------------------------------------------ --------------- ----------------
----------------------------- ------------------------------------------------------------ --------------- ----------------

Jon S. Fossel,                Chairman  and Director  (since 1998) of Rocky  Mountain Elk  $0              $50,001-
Trustee since 1990            Foundation (a  not-for-profit  foundation);  and a director                  $100,000
Age: 60                       (since October 1999) of P.R.  Pharmaceuticals  (a privately held  company) and  UNUMProvident  (an  insurance  company)
                              (since  June 1,  2002).  Formerly  Chairman  and a director
                              (until  October  1996) and  President  and Chief  Executive
                              Officer (until Oct 1995) of the Manager;  President,  Chief
                              Executive   Officer   and   a   director   of   Oppenheimer
                              Acquisition   Corp.,   Shareholder   Services,   Inc.   and
                              Shareholder Financial Services,  Inc. (until October 1995).
                              Oversees 41 portfolios in the OppenheimerFunds complex.

----------------------------- ------------------------------------------------------------ --------------- ----------------
---------------------------------------------------------------------------------------------------------------------------

Sam Freedman,                                 A  trustee  or   director   of  $0                                     Over $100,000
Trustee since 1996                            other    Oppenheimer    funds.
Age: 62                                       Formerly  (until October 1994)
                                              Mr.   Freedman   held  several
                                              positions  in   subsidiary  or
                                              affiliated  companies  of  the
                                              Manager.      Oversees      41
                                              portfolios        in       the
                                              OppenheimerFunds complex.

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

Beverly L. Hamilton,                          Trustee    (since   1996)   of     N/A1                                   N/A1
Trustee since 2002                            MassMutual       Institutional
Age: 56                                       Funds   and  of   MML   Series
                                              Investment    Fund   (open-end
                                              investment         companies);
                                              Director   of   MML   Services
                                              (since    April    1987)   and
                                              America     Funds     Emerging
                                              Markets   Growth  Fund  (since
                                              October    1991)   (both   are
                                              investment   companies),   The
                                              California     Endowment    (a
                                              philanthropy     organization)
                                              (since   April   2002),    and
                                              Community      Hospital     of
                                              Monterey   Peninsula,   (since
                                              February   2002);   a  trustee
                                              (since   February   2000)   of
                                              Monterey         International
                                              Studies    (an     educational
                                              organization),  and an advisor
                                              to    Unilever     (Holland)'s
                                              pension  fund  and  to  Credit
                                              Suisse First  Boston's  Sprout
                                              venture   capital  unit.  Mrs.
                                              Hamilton  also is a member  of
                                              the  investment  committees of
                                              the  Rockefeller   Foundation,
                                              the   University  of  Michigan
                                              and     Hartford     Hospital.
                                              Formerly,  President (February
                                              1991-April      2000)     ARCO
                                              Investment          Management
                                              Company.      Oversees      40
                                              portfolios        in       the
                                              OppenheimerFunds complex.

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

Robert J. Malone,                             Director   (since   2001)   of  N/A1                                   N/A1
Trustee since 2002                            Jones   Knowledge,   Inc.   (a
Age: 58                                       privately held company),  U.S.
                                              Exploration,    Inc.,   (since
                                              1997),   Colorado   UpLIFT  (a
                                              non-profit       organization)
                                              (since  1986) and a trustee of
                                              the      Gallagher      Family
                                              Foundation    (since    2000).
                                              Formerly   Chairman   of  U.S.
                                              Bank  (a  subsidiary  of  U.S.
                                              Bancorp and formerly  Colorado
                                              National      Bank,)     (July
                                              1996-April   1,  1999)  and  a
                                              director     of     Commercial
                                              Assets,   Inc.    (1993-2000).
                                              Oversees 40  portfolios in the
                                              OppenheimerFunds complex.

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

F. William Marshall, Jr.,                     Trustee    (since   1996)   of  $0                                     $50,001- $100,000
Trustee since 2000                            MassMutual       Institutional
Age: 60                                       Funds   and  of   MML   Series
                                              Investment    Fund   (open-end
                                              investment         companies);
                                              Trustee  and  Chairman  (since
                                              May  1987)  of the  investment
                                              committee  for  the  Worcester
                                              Polytech Institute;  President
                                              and Treasurer  (since  January
                                              1999)   of  the  SIS  Fund  (a
                                              private    not   for    profit
                                              charitable      organization);
                                              Trustee  (since  1995)  of the
                                              Springfield     Library    and
                                              Museum  Association;   Trustee
                                              (since 1996) of the  Community
                                              Music  School of  Springfield;
                                              Member   of   the   investment
                                              committee  of  the   Community
                                              Foundation      of     Western
                                              Massachusetts   (since  1998).
                                              Formerly,   Chairman  (January
                                              1999-July   1999)   of  SIS  &
                                              Family Bank, F.S.B.  (formerly
                                              SIS  Bank);  President,  Chief
                                              Executive      Officer     and
                                              Director  (May   1993-December
                                              1998)  of SIS  Bankcorp,  Inc.
                                              and   SIS    Bank    (formerly
                                              Springfield   Institution  for
                                              Savings)  and  Executive  Vice
                                              President  (January  1999-July
                                              1999)  of   Peoples   Heritage
                                              Financial     Group,      Inc.
                                              Oversees 41  portfolios in the
                                              OppenheimerFunds complex.

---------------------------------------------------------------------------------------------------------------------------

     The address of Mr.  Murphy in the chart below is 498  Seventh  Avenue,  New
York, NY 10018. Mr. Murphy serves for an indefinite term, until his resignation, death or removal.

---------------------------------------------------------------------------------------------------------------------------

                                              Interested Trustee and Officer

---------------------------------------------------------------------------------------------------------------------------
--------------------------- -------------------------------------------------------------- --------------- ----------------

Name,                       Principal Occupation(s) During Past 5 Years;                   Dollar Range    Aggregate
                                                                                                           Dollar Range
                                                                                                           Of Shares
                                                                                                           Beneficially
Position(s) Held with                                                                      of Shares       Owned in
Fund,                       Other Trusteeships/Directorships Held by Trustee;              Beneficially    Any of the
Length of Service,          Number of Portfolios in Fund Complex Currently Overseen by     Owned in the    Oppenheimer
Age                         Trustee                                                        Fund            Funds

--------------------------- -------------------------------------------------------------- --------------- ----------------
--------------------------- -------------------------------------------------------------- --------------------------------

                                                                                               As of December 31, 2001

--------------------------- -------------------------------------------------------------- --------------------------------
--------------------------- -------------------------------------------------------------- --------------- ----------------

John V. Murphy,             Chairman,  Chief  Executive  Officer and director (since June  $0              Over $100,000
President and Trustee       2001) and President  (since  September  2000) of the Manager;
since 2001                  President  and a director  or  trustee  of other  Oppenheimer
Age: 53                     funds;   President  and  a  director  (since  July  2001)  of
                            Oppenheimer  Acquisition Corp. and of Oppenheimer Partnership
                            Holdings,   Inc.;  a  director   (since   November  2001)  of
                            OppenheimerFunds  Distributor,  Inc.; Chairman and a director
                            (since  July  2001)  of  Shareholder  Services,  Inc.  and of
                            Shareholder   Financial  Services,   Inc.;  President  and  a
                            director  (since  July  2001)  of   OppenheimerFunds   Legacy
                            Program  (a  charitable  trust  program  established  by  the
                            Manager);  a director of the  following  investment  advisory subsidiaries  of  OppenheimerFunds,  Inc.: OFI  Institutional
                            Asset  Management,   Inc.  and  Centennial  Asset  Management
                            Corporation   (since   November  2001),   HarbourView   Asset
                            Management  Corporation  and OFI  Private  Investments,  Inc.
                            (since July 2001);  President  (since November 1, 2001) and a
                            director   (since  July  2001)  of  Oppenheimer   Real  Asset
                            Management,   Inc.;  a  director  (since  November  2001)  of
                            Trinity  Investment  Management  Corp. and Tremont  Advisers,
                            Inc.   (investment   advisory  affiliates  of  the  Manager);
                            Executive   Vice   President   (since   February   1997)   of
                            Massachusetts  Mutual Life  Insurance  Company (the Manager's
                            parent  company);   a  director  (since  June  1995)  of  DBL
                            Acquisition  Corporation;  formerly,  Chief Operating Officer
                            (September  2000-June  2001) of the  Manager;  President  and
                            trustee   (November   1999-November   2001)  of  MML   Series
                            Investment Fund and MassMutual  Institutional Funds (open-end investment  companies);  a  director  (September  1999-August
                            2000)  of  C.M.  Life  Insurance  Company;  President,  Chief
                            Executive Officer and director  (September  1999-August 2000)
                            of MML Bay State Life  Insurance  Company;  a director  (June
                            1989-June 1998) of Emerald Isle Bancorp and Hibernia  Savings
                            Bank (a  wholly-owned  subsidiary  of Emerald Isle  Bancorp).
                            Oversees 69 portfolios in the OppenheimerFunds complex.

--------------------------- -------------------------------------------------------------- --------------- ----------------

     The  address of the  Officers  in the chart  below is as  follows:  Messrs.
Fielding,  Molleur  and Zack and Ms. Feld is 498 Seventh  Avenue,  New York,  NY
10018,  Messrs.  Masterson,  Vottiero and Wixted and Mses.  Bechtolt and Ives is
6803 S. Tucson Way, Centennial, CO 80112-3924. Each Officer serves for an annual term or until his or her resignation, death or removal.

---------------------------------------------------------------------------------------------------------------------------

                                                   Officers of the Fund

---------------------------------------------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------

Name,                              Principal Occupation(s) During Past 5 Years
Position(s) Held with Fund,
Length of Service,
Age

---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------

Ronald H. Fielding, Vice           Senior Vice President (since January 1996) of the Manager; Chairman of the Rochester
President and Portfolio Manager    Division of the Manager (since January 1996); an officer of 9 portfolios in the
since 2002                         OppenheimerFunds complex; prior to joining the Manager in January 1996, he was
Age:  53                           President and a director of Rochester Capital Advisors, Inc. (1993 - 1995), the Fund's
                                   prior investment advisor, and of Rochester Fund Services, Inc. (1986 - 1995), the
                                   Fund's prior distributor; President and a trustee of Limited Term New York Municipal
                                   Fund (1991 - 1995), Oppenheimer Convertible Securities Fund (1986 - 1995) and
                                   Rochester Fund Municipals (1986 - 1995); President and a director of Rochester Tax
                                   Managed Fund, Inc. (1982 - 1995) and of Fielding Management Company, Inc. (1982 -
                                   1995), an investment advisor.

---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------

Brian W. Wixted,                   Senior Vice  President  and  Treasurer  (since  March 1999) of the  Manager;  Treasurer
Treasurer,   Principal  Financial  (since March 1999) of HarbourView Asset Management  Corporation,  Shareholder Services,
and Accounting Officer since 1999  Inc.,  Oppenheimer Real Asset Management  Corporation,  Shareholder Financial Services,
Age: 43                            Inc.,  Oppenheimer  Partnership  Holdings,  Inc., OFI Private Investments,  Inc. (since
                                   March 2000),  OppenheimerFunds  International Ltd. and Oppenheimer Millennium Funds plc
                                   (since May 2000) and OFI Institutional  Asset  Management,  Inc. (since November 2000);
                                   Treasurer and Chief Financial  Officer (since May 2000) of Oppenheimer Trust Company (a trust company  subsidiary of the Manager);  Assistant  Treasurer  (since March 1999) of
                                   Oppenheimer  Acquisition Corp. and OppenheimerFunds  Legacy Program (since April 2000);
                                   formerly  Principal and Chief Operating Officer (March 1995-March 1999),  Bankers Trust
                                   Company-Mutual   Fund   Services   Division.   An  officer  of  85  portfolios  in  the
                                   OppenheimerFunds complex.

---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------

Philip Vottiero,                   Vice  President/Fund  Accounting  of the  Manager  (since  March  2002;  formerly  Vice
Assistant Treasurer since 2002     President/Corporate  Accounting of the Manager (July 1999-March 2002) prior to which he
Age: 39                            was Chief Financial Officer at Sovlink  Corporation  (April 1996-June 1999). An officer of 85 portfolios in the OppenheimerFunds complex.

---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------

Connie Bechtolt,                   Assistant Vice President of the Manager  (since September 1998); formerly Manager/Fund
Assistant Treasurer since 2002     Accounting (September 1994-September 1998) of the Manager. An officer of 85 portfolios
Age: 39                            in the OppenheimerFunds complex.

---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------

Robert G. Zack,                    Senior Vice President  (since May 1985) and General  Counsel  (since  February 2002) of
Vice President & Secretary since   the Manager;  General Counsel and a director (since November 2001) of  OppenheimerFunds
2001                               Distributor,  Inc.;  Senior Vice President and General Counsel (since November 2001) of
Age: 54                            HarbourView  Asset  Management  Corporation;  Vice  President  and  a  director  (since
                                   November  2000) of  Oppenheimer  Partnership  Holdings,  Inc.;  Senior Vice  President,
                                   General  Counsel and a director (since  November 2001) of Shareholder  Services,  Inc.,
                                   Shareholder Financial Services, Inc., OFI Private Investments,  Inc., Oppenheimer Trust
                                   Company and OFI Institutional  Asset Management,  Inc.; General Counsel (since November
                                   2001) of Centennial Asset Management  Corporation;  a director (since November 2001) of
                                   Oppenheimer  Real Asset  Management,  Inc.;  Assistant  Secretary and a director (since
                                   November 2001) of  OppenheimerFunds  International Ltd.; Vice President (since November
                                   2001)  of  OppenheimerFunds   Legacy  Program;   Secretary  (since  November  2001)  of
                                   Oppenheimer  Acquisition Corp.; formerly Acting General Counsel (November 2001-February
                                   2002) and Associate General Counsel (May 1981-October  2001) of the Manager;  Assistant
                                   Secretary  of  Shareholder  Services,   Inc.  (May  1985-November  2001),   Shareholder
                                   Financial Services, Inc. (November 1989-November 2001); OppenheimerFunds  International
                                   Ltd. And Oppenheimer  Millennium Funds plc (October  1997-November 2001). An officer of
                                   85 portfolios in the OppenheimerFunds complex.

---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------

Philip T. Masterson,               Vice President and Assistant Counsel of the Manager (since July 1998); formerly, an
Assistant Secretary since 2002     associate with Davis, Graham, & Stubbs LLP (January 1997-June 1998). An officer of 85
Age: 38                            portfolios in the OppenheimerFunds complex.

---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------

Denis R. Molleur,                  Vice  President and Senior  Counsel of the Manager  (since July 1999);  formerly a Vice
Assistant Secretary since 2001     President and Associate Counsel of the Manager  (September  1995-July 1999). An officer
Age: 45                            of 82 portfolios in the OppenheimerFunds complex.

---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------

Katherine P. Feld,                 Vice  President and Senior  Counsel  (since July 1999) of the Manager;  Vice  President
Assistant Secretary since 2001     (since June 1990) of OppenheimerFunds  Distributor,  Inc.; Director, Vice President and
Age: 44                            Assistant Secretary (since June 1999) of Centennial Asset Management Corporation;  Vice
                                   President  (since 1997) of  Oppenheimer  Real Asset  Management,  Inc.;  formerly  Vice
                                   President and Associate  Counsel of the Manager (June 1990-July 1999). An officer of 85 portfolios in the OppenheimerFunds complex.

---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------

Kathleen T. Ives,                  Vice President and Assistant  Counsel (since June 1998) of the Manager;  Vice President
Assistant Secretary since 2001     (since 1999) of  OppenheimerFunds  Distributor,  Inc.;  Vice  President  and  Assistant
Age: 37                            Secretary  (since 1999) of  Shareholder  Services,  Inc.;  Assistant  Secretary  (since
                                   December 2001) of OppenheimerFunds  Legacy Program and Shareholder  Financial Services,
                                   Inc.;  formerly  Assistant Vice President and Assistant  Counsel of the Manager (August
                                   1997-June  1998);  Assistant  Counsel of the  Manager  (August  1994-August  1997).  An
                                   officer of 85 portfolios in the OppenheimerFunds complex.

---------------------------------- ----------------------------------------------------------------------------------------

         |X|  Remuneration  of  Trustees.  The  officers of the Fund and one  Trustee of the Fund (Mr.  Murphy) are
affiliated  with the  Manager  and  receive  no salary or fee from the Fund.  The  remaining  Trustees  of the Fund received the  compensation  shown below from the Fund with respect to the Fund's  fiscal year ended  September  30,
2002.  Mr. Swain was  affiliated  with the Manager until January 2, 2002.  The  compensation  from all of the Board
II Funds (including the Fund) represents  compensation  received as a director,  trustee,  managing general partner or member of a committee of the Board during the calendar year 2001.

-------------------------------------------------- -------------------------------- -------------------------------

Trustee Name and Other Fund Position(s) (as          Aggregate Compensation from     Total Compensation From All
                                                                                     Oppenheimer Funds For Which
                                                                                         Individual Serves As
                                                                                           Trustee/Director
                                                                                       For Calendar Year Ended
                                                              Fund for                         12/31/01
applicable)                                          Fiscal Year Ended 09/30/021             (41 Funds)6

-------------------------------------------------- -------------------------------- -------------------------------
-------------------------------------------------- --------------------------------- ------------------------------

James C. Swain                                                  $1,311                            $02
Chairman of the Board of Trustees

-------------------------------------------------- --------------------------------- ------------------------------
-------------------------------------------------- --------------------------------- ------------------------------

William L. Armstrong                                             $774                           $78,865
Audit Committee Member

-------------------------------------------------- --------------------------------- ------------------------------
-------------------------------------------------- --------------------------------- ------------------------------

Robert G. Avis                                                   $780                           $79,452
Review Committee Member

-------------------------------------------------- --------------------------------- ------------------------------
-------------------------------------------------- --------------------------------- ------------------------------

George C. Bowen                                                  $746                           $75,936
Audit Committee Member

-------------------------------------------------- --------------------------------- ------------------------------
-------------------------------------------------- --------------------------------- ------------------------------

Edward L. Cameron                                                $744                           $75,794
Audit Committee Chairman

-------------------------------------------------- --------------------------------- ------------------------------
-------------------------------------------------- --------------------------------- ------------------------------

Jon S. Fossel                                                    $827                           $84,177
Review Committee Chairman

-------------------------------------------------- --------------------------------- ------------------------------
-------------------------------------------------- --------------------------------- ------------------------------

Sam Freedman                                                     $819                           $83,402
Review Committee Member

-------------------------------------------------- --------------------------------- ------------------------------
-------------------------------------------------- --------------------------------- ------------------------------

Beverly Hamilton                                                 $288                             03
Review Committee Member

-------------------------------------------------- --------------------------------- ------------------------------
-------------------------------------------------- --------------------------------- ------------------------------

C. Howard Kast4                                                  $644                           $87,452

-------------------------------------------------- --------------------------------- ------------------------------
-------------------------------------------------- --------------------------------- ------------------------------

Robert M. Kirchner4                                              $585                           $79,452

-------------------------------------------------- --------------------------------- ------------------------------
-------------------------------------------------- --------------------------------- ------------------------------

Robert J. Malone                                   $2885                                          03
Audit Committee Member

-------------------------------------------------- --------------------------------- ------------------------------
-------------------------------------------------- --------------------------------- ------------------------------

F. William Marshall, Jr.                                         $687                           $69,922
Review Committee Member

-------------------------------------------------- --------------------------------- ------------------------------
*Effective July 1, 2000,  William A. Baker and Ned M. Steel resigned as Trustees of the Board II Funds and subsequently became Trustees Emeritus.  For the fiscal year ended  September 30, 2002,  Mr. Baker  received $147 and Mr. Steel received
$393 aggregate  compensation from the Fund. For the calendar year ended December
31, 2001, Messrs.  Baker and Steel each received $60,000 total compensation from all of the Oppenheimer funds for which they served as Trustee.
     1.  Aggregate  compensation  from  the  Fund  includes  fees  and  deferred compensation, if any.
     2. Mr. Swain became an Independent Trustee effective January 2, 2002, prior to which he did not receive compensation from any of the Board II Funds.
     3. Mrs.  Hamilton  and Mr.  Malone were elected as Trustees of the Board II
Funds effective June 1, 2002 and therefore did not receive compensation from any of the Board II Funds during calendar year 2001.
     4. Messrs.  Kast and Kirchner  retired as Trustees  from the Board II Funds effective July 1, 2002.
     5.  Aggregate  compensation  from the Fund  includes  $288  deferred  under
Deferred Compensation Plan described below.
     6. Mrs. Hamilton & Mr. Malone serve as Trustee/Director for 40 Funds.

     |X|  Deferred  Compensation  Plan for  Trustees.  The Board of Trustees has
adopted a Deferred  Compensation  Plan for  disinterested  trustees that enables them to elect to defer  receipt of all or a portion of the annual  fees they are entitled to receive from the Fund. Under the plan, the compensation  deferred by a Trustee  is  periodically  adjusted  as though an  equivalent  amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount  paid to the  Trustee  under the plan will be  determined  based upon the performance of the selected funds.

     Deferral of Trustees'  fees under the plan will not  materially  affect the
Fund's assets,  liabilities or net income per share.  The plan will not obligate the Fund to retain the services of any Trustee or to pay any particular level of compensation  to any Trustee.  Pursuant to an Order issued by the Securities and
Exchange  Commission,  the Fund may invest in the funds  selected by the Trustee under  the  plan  without  shareholder  approval  for  the  limited  purpose  of determining the value of the Trustee's deferred fee account.

     |X| Major Shareholders.  As of October 29, 2002, the only persons who owned of record or who were  known by the Fund to own  beneficially  5% or more of any class of the Fund's outstanding shares were:

     MLPF&S for the sole benefit of its customers Attn: Fund Admin. # 97HF3,
     4800 Deer Lake Drive East,  Floor 3,  Jacksonville,  FL  32246-6484,  which owned 281, 287.88 Class B Shares, representing 14.83% of the Class B Shares then outstanding;

     MLPF&S for the sole benefit of its customers Attn: Fund Admin.  #97C21,
     4800 Deer Lake Drive East,  Floor 3,  Jacksonville,  FL  32246-6484,  which owned 191, 711.53 Class C Shares,  representing 9.10% of the Class C Shares then outstanding; and

     Smith Barney House Acct,  Attn: Cindy Tempesta,  333 Wast 34th Street,  New
     York, NY 10001-2483,  which owned 131,584.33  Class C Shares,  representing
     6.24% of the Class C Shares then outstanding.

The Manager.  The Manager is  wholly-owned by Oppenheimer  Acquisition  Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company.

     |X| Code of Ethics.  The Fund, the Manager and the Distributor  have a Code of Ethics.  It is designed to detect and prevent  improper  personal  trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions.  Covered persons include persons with  knowledge of the  investments  and  investment  intentions of the Fund and other funds  advised by the  Manager.  The Code of Ethics does permit  personnel subject to the Code to invest in securities,  including  securities  that may be purchased or held by the Fund, subject to a number of restrictions and controls.
Compliance  with the Code of Ethics is carefully  monitored  and enforced by the
Manager.

     The Code of Ethics is an exhibit to the Fund's registration statement filed with the  Securities  and Exchange  Commission and can be reviewed and copied at the SEC's Public Reference Room in Washington,  D.C. You can obtain  information about the hours of operation of the Public  Reference Room by calling the SEC at
1.202.942.8090.  The Code of Ethics  can also be  viewed  as part of the  Fund's registration statement on the SEC's EDGAR database at the SEC's internet website at  www.sec.gov.  Copies may be  obtained,  after paying a  duplicating  fee, by electronic request at the following E-mail address:  publicinfo@sec.gov.,  or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

     |X| The Investment  Advisory  Agreement.  The Manager  provides  investment advisory  and  management  services  to the Fund  under an  investment  advisory agreement  between the Manager and the Fund. The Manager selects  securities for the Fund's portfolio and handles its day-to day business. The portfolio managers of the Fund are  employed by the Manager and are the people who are  principally responsible for the day-to-day  management of the Fund's  investment  portfolio.
Other members of the Manager's Fixed-Income Portfolio Team provide the portfolio managers with research and counsel in managing the Fund's investments.

     The  agreement  requires the Manager,  at its expense,  to provide the Fund with  adequate  office space,  facilities  and  equipment.  It also requires the
Manager to provide  and  supervise  the  activities  of all  administrative  and clerical  personnel required to provide effective  corporate  administration for the Fund.  Those  responsibilities  include the  compilation  and maintenance of records with respect to the Fund's  operations,  the  preparation  and filing of specified  reports,  and the  composition  of proxy  materials and  registration statements for continuous public sale of shares of the Fund.

     The Fund pays  expenses  not  expressly  assumed by the  Manager  under the advisory  agreement.  The advisory  agreement lists examples of expenses paid by the Fund. The major categories relate to interest,  taxes, fees to disinterested
Trustees, legal and audit expenses,  custodian bank and transfer agent expenses, share  issuance  costs,  certain  printing  and  registration  costs,  brokerage
commissions,   and  non-recurring  expenses,  including  litigation  costs.  The management  fees paid by the Fund to the  Manager  are  calculated  at the rates described  in the  Prospectus,  which are applied to the assets of the Fund as a whole.  The fees are  allocated  to each class of shares based upon the relative proportion of the Fund's net assets  represented  by that class.  The management fees paid by the Fund to the  Manager  during  its last three  fiscal  years are listed below.

---------------------------------------------- ---------------------------------------------------------------------

           Fiscal Year Ending 9/30                        Management Fee Paid to OppenheimerFunds, Inc.
---------------------------------------------- ---------------------------------------------------------------------
---------------------------------------------- ---------------------------------------------------------------------
                    2000                                                    $ 699,909
---------------------------------------------- ---------------------------------------------------------------------
---------------------------------------------- ---------------------------------------------------------------------
                    2001                                                    $ 651,264
---------------------------------------------- ---------------------------------------------------------------------
---------------------------------------------- ---------------------------------------------------------------------
                    2002                                                     $689,836
---------------------------------------------- ---------------------------------------------------------------------

     The  investment  advisory  agreement  states that in the absence of willful misfeasance,  bad faith,  gross negligence in the performance of its duties,  or reckless disregard for its obligations and duties under the investment  advisory agreement,  the  Manager is not liable for any loss  sustained  by reason of any investment of the Fund assets made with due care and in good faith.

     The  agreement  permits  the Manager to act as  investment  advisor for any other person, firm or corporation. The Manager can use the name "Oppenheimer" in connection with other  investment  companies for which it or an affiliate is the investment advisor or general distributor. If the Manager shall no longer act as investment  advisor to the Fund,  the Manager can withdraw its permission to the
Fund (and to Oppenheimer  Municipal Fund) to use the name  "Oppenheimer" as part of its name.

|X| Annual Approval of Investment  Advisory  Agreement.  Each year, the Board of
Trustees,  including  a majority  of the  Independent  Trustees,  is required to approve the renewal of the investment advisory agreement. The Investment Company
Act requires  that the Board  request and evaluate and the Manager  provide such information  as may  be  reasonably  necessary  to  evaluate  the  terms  of the investment  advisory agreement.  The Board employs an independent  consultant to prepare a report that provides such  information  as the Board requests for this purpose.

     The Board also receives  information about the 12b-1  distribution fees the
Fund pays. These distribution fees are reviewed and approved at a different time of the year.

     The Board reviewed the foregoing information in arriving at its decision to renew  the  investment  advisory  agreement.  Among  other  factors,  the  Board considered:
     o    The nature, cost, and quality of the services provided to the Fund and its shareholders;
     o    The profitability of the Fund to the Manager;
     o    The investment performance of the Fund in comparison to regular market indices
     o    Economies of scale that may be available to the Fund from the Manager;
     o    Fees paid by other mutual funds for similar services;
     o    The value and quality of any other  benefits  or services  received by the Fund from its relationship with the Manager, and
     o    The  direct  and  indirect  benefits  the  Manager  received  from its relationship  with the Fund. These included  services  provided by the
          Distributor  and the Transfer  Agent,  and  brokerage  and soft dollar
          arrangements   permissible  under  Section  28(e)  of  the  Securities
          Exchange Act.

     The Board  considered  that the Manager must be able to pay and retain high quality  personnel at  competitive  rates to provide  services to the Fund.  The
Board also considered that maintaining the financial viability of the Manager is important  so that the  Manager  will be able to  continue  to  provide  quality services  to the Fund and its  shareholders  in  adverse  times.  The Board also considered  the  investment  performance  of other mutual  funds  advised by the
Manager.  The  Board is aware  that  there  are  alternatives  to the use of the
Manager.

     These matters were also  considered by the  Independent  Trustees,  meeting separately from the full Board with experienced Counsel to the Fund who assisted the Board in its deliberations. The Fund's Counsel is independent of the Manager within the meaning and intent of the SEC Rules  regarding  the  independence  of counsel.

     In arriving  at a decision,  the Board did not single out any one factor or group of factors as being more important than other factors,  but considered all factors  together.  The Board judged the terms and  conditions of the investment advisory  agreement,  including the investment  advisory fee, in light of all of the surrounding circumstances.

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement.  One of the duties of the Manager under the investment advisory agreement is to buy and sell portfolio securities for the Fund. The investment advisory agreement allows the Manager to use  broker-dealers  to effect  the  Fund's  portfolio  transactions.  Under the agreement,  the Manager may employ those broker-dealers  (including "affiliated"
brokers,  as that term is defined in the  Investment  Company Act) that,  in the
Manager's best judgment based on all relevant factors, will implement the Fund's policy to obtain,  at  reasonable  expense,  the "best  execution"  of portfolio transactions.  "Best execution"  refers to prompt and reliable  execution at the
most  favorable  price  obtainable.   The  Manager  need  not  seek  competitive
commission bidding. However, the Manager is expected to minimize the commissions paid to the extent  consistent  with the  interest  and  policies of the Fund as established by its Board of Trustees.

     Under the  investment  advisory  agreement,  the Manager may select brokers that provide  brokerage  and/or research  services for the Fund and/or the other accounts over which the Manager or its affiliates  have  investment  discretion.
The commissions paid to such brokers may be higher than another qualified broker would  charge,  if  the  Manager  makes  a good  faith  determination  that  the commission is fair and reasonable in relation to the services provided.  Subject to those other  considerations,  as a factor in selecting brokers for the Fund's portfolio  transactions,  the Manager may also  consider  sales of shares of the
Fund and other investment companies managed by the Manager or its affiliates.

Brokerage Practices Followed by the Manager. The Manager allocates brokerage for the Fund subject to the provisions of the investment  advisory agreement and the procedures and rules described above.  Generally the Manager's portfolio traders allocate brokerage upon  recommendations  from the Manager's portfolio managers.
In certain instances,  portfolio managers may directly place trades and allocate brokerage.  In either case,  the  Manager's  executive  officers  supervise  the allocation of brokerage.

     Most securities purchases made by the Fund are in principal transactions at net prices.  The Fund  usually  deals  directly  with the selling or  purchasing principal or market maker without incurring charges for the services of a broker on its behalf unless the Manager determines that a better price or execution may be obtained  by using the  services  of a broker.  Therefore,  the Fund does not
incur  substantial   brokerage  costs.   Portfolio   securities  purchased  from
underwriters  include  a  commission  or  concession  paid by the  issuer to the underwriter in the price of the security.  Portfolio  securities  purchased from dealers include a spread between the bid and asked price.

     The Fund seeks to obtain prompt  execution of orders at the most  favorable net prices. In an option  transaction,  the Fund ordinarily uses the same broker for the purchase or sale of the option and any  transaction in the investment to which the option  relates.  Other funds  advised by the Manager have  investment objectives  and  policies  similar to those of the Fund.  Those  other funds may purchase or sell the same  securities  as the Fund at the same time as the Fund, which could affect the supply and price of the  securities.  When possible,  the
Manager tries to combine concurrent orders to purchase or sell the same security by more than one of the accounts  managed by the Manager or its affiliates.  The transactions  under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

     The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful  only to one or more of the  advisory  accounts of the Manager and its affiliates. Investment research received by the Manager for the commissions paid by those  other  accounts  may be useful both to the Fund and one or more of the
Manager's other accounts.  Investment  research  services may be supplied to the
Manager by a third party at the  instance of a broker  through  which trades are placed.  Investment  research  services  include  information  and  analyses  on particular  companies and  industries  as well as market or economic  trends and portfolio  strategy,  market quotations for portfolio  evaluations,  information systems,  computer  hardware and similar  products and  services.  If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative  functions),  then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

     The Board  permits  the  Manager to use  stated  commissions  on  secondary fixed-income  agency trades to obtain  research if the broker  represents to the
Manager that: (i) the trade is not from or for the broker's own inventory,  (ii)
the  trade  was  executed  by the  broker  on an  agency  basis  at  the  stated
commission,  and (iii) the trade is not a riskless  principal  transaction.  The
Board  of  Trustees  permits  the  Manager  to use  concessions  on  fixed-price offerings  to obtain  research,  in the same manner as is  permitted  for agency transactions.

     The research  services provided by brokers broaden the scope and supplement the research activities of the Manager.  That research provides additional views and  comparisons  for  consideration  and helps  the  Manager  to obtain  market information  for the valuation of securities  that are either held in the Fund's portfolio or are being considered for purchase. The Manager provides information to the  Board of the Fund  about  the  commissions  paid to  brokers  furnishing research services, together with the Manager's representation that the amount of such  commissions  was  reasonably  related  to the  value  or  benefit  of such services.

---------------------------------------------- ----------------------------------------------------------------------

           Fiscal Year Ended 9/30                          Total Brokerage Commissions Paid by the Fund1
---------------------------------------------- ----------------------------------------------------------------------
---------------------------------------------- ----------------------------------------------------------------------
                    2000                                                      $11,510
---------------------------------------------- ----------------------------------------------------------------------
---------------------------------------------- ----------------------------------------------------------------------
                    2001                                                      $11,470
---------------------------------------------- ----------------------------------------------------------------------
---------------------------------------------- ----------------------------------------------------------------------
                    2002                       $17,4472
---------------------------------------------- ----------------------------------------------------------------------

1. Amounts do not include  spreads or concessions on principal  amounts on a net trade basis.
2. In the fiscal  year ended  9/30/02,  there were no  transactions  directed to brokers for research services.

Distribution and Service Plans

The Distributor.  Under its General  Distributor's  Agreement with the Fund, the
Distributor  acts as the Fund's principal  underwriter in the continuous  public offering of the different  classes of shares of the Fund. The Distributor  bears the expenses normally attributable to sales,  including advertising and the cost of printing  and mailing  prospectuses,  other than those  furnished to existing shareholders.  The  Distributor  is not  obligated to sell a specific  number of shares.

The sales charges and concessions  paid to, or retained by, the Distributor from the sale of shares  during the Fund's three most recent  fiscal  years,  and the contingent  deferred sales charges retained by the Distributor on the redemption of shares for the most recent fiscal year are shown in the tables below.

--------------- ------------------ ------------------- -------------------- ------------------- --------------------
                    Aggregate           Class A            Concessions         Concessions          Concessions
    Fiscal          Front-End          Front-End           on Class A           on Class B          on Class C
     Year         Sales Charges      Sales Charges           Shares               Shares              Shares
    Ended          on Class A         Retained by          Advanced by         Advanced by          Advanced by
    9/30:            Shares           Distributor2        Distributor1         Distributor1        Distributor1
--------------- ------------------ ------------------- -------------------- ------------------- --------------------
--------------- ------------------ ------------------- -------------------- ------------------- --------------------
     2000            $90,064            $22,643              $20,322             $103,343             $25,677
--------------- ------------------ ------------------- -------------------- ------------------- --------------------
--------------- ------------------ ------------------- -------------------- ------------------- --------------------
     2001            $88,200            $24,230              $4,248              $65,219              $33,758
--------------- ------------------ ------------------- -------------------- ------------------- --------------------
--------------- ------------------ ------------------- -------------------- ------------------- --------------------
     2002           $187,431            $56,500              $12,335             $131,411             $80,274
--------------- ------------------ ------------------- -------------------- ------------------- --------------------
1. The Distributor  advances concession payments to dealers for certain sales of
Class A  shares  and for  sales  of  Class B and  Class C  shares  from  its own resources at the time of sale.
2. Includes amounts  retained by a broker-dealer  that is an affiliate or parent of the distributor.

------------------- ------------------------------ ------------------------------- ---------------------------------
                         Class A Contingent              Class B Contingent               Class C Contingent
Fiscal Year Ended      Deferred Sales Charges          Deferred Sales Charges           Deferred Sales Charges
      9/30:            Retained by Distributor        Retained by Distributor          Retained by Distributor
------------------- ------------------------------ ------------------------------- ---------------------------------
------------------- ------------------------------ ------------------------------- ---------------------------------
       2001                    $5,362                         $24,044                            $580
------------------- ------------------------------ ------------------------------- ---------------------------------
------------------- ------------------------------ ------------------------------- ---------------------------------
       2002                    $2,764                         $46,301                           $5,423
------------------- ------------------------------ ------------------------------- ---------------------------------

Distribution  and Service  Plans.  The Fund has  adopted a Service  Plan for its
Class A shares and  Distribution  and Service  Plans for its Class B and Class C
shares under Rule 12b-1 of the Investment  Company Act.  Under those plans,  the
Fund makes  payments to the  Distributor  in  connection  with the  distribution and/or servicing of the shares of the particular class.

     Each plan has been approved by a vote of the Board of Trustees of the Fund, including a majority of the  Independent  Trustees,2 cast in person at a meeting called for the purpose of voting on that plan.

     Under the plans,  the  Manager  and the  Distributor  may make  payments to affiliates  and in their sole  discretion,  from time to time, may use their own resources (at no direct cost to the Fund) to make  payments to brokers,  dealers or other financial  institutions for distribution  and  administrative  services they perform. The Manager may use profits from the advisory fee it receives from the Fund.  The  Distributor  and the  Manager  may,  in their  sole  discretion, increase or decrease the amount of payments  they make to plan  recipients  from their own resources.

     Unless a plan is  terminated  as  described  below,  the plan  continues in effect  from year to year,  but only if the  Fund's  Board of  Trustees  and its
Independent  Trustees  specifically  vote  annually to approve its  continuance.
Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing  the plan. A plan may be terminated at any time by the vote of a majority  of the  Independent  Trustees  or by the vote of the holders of a
"majority" (as defined in the Investment  Company Act) of the outstanding shares of that class.

     The Board and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under the plan must be approved  by  shareholders  of the class  affected by the amendment.  Because  Class B shares  automatically  convert  into Class A shares after six years,  the Fund must obtain the  approval of both Class A and Class B shareholders for an amendment to the Class A plan that would materially increase the amount to be paid under that plan. That approval must be by a "majority" (as defined  in the  Investment  Company  Act) of the shares of each  class,  voting separately by Class.

     While the plans are in effect,  the  Treasurer  of the Fund  shall  provide separate  written  reports on the plans to the Fund's Board of Trustees at least quarterly  for its review.  The reports  shall detail the amount of all payments made  under a plan and the  purpose  for which the  payments  were  made.  Those reports are subject to the review and  approval of the  Independent  Trustees in the exercise of their fiduciary duty.

     Each plan states that while it is in effect,  the selection or  replacement and nomination of those Trustees of the Fund who are not "interested persons" of the Fund is  committed  to the  discretion  of the  Independent  Trustees.  This provision  does not  prevent  the  involvement  of others in the  selection  and nomination  process as long as the final  decision as to selection or nomination is approved by a majority of the Independent Trustees.

     Under the plan for a class, no payment will be made to any recipient in any quarter in which the  aggregate  net asset  value of all Fund shares held by the recipient for itself and its customers does not exceed a minimum amount, if any, that  may be set  from  time to time by a  majority  of the  Fund's  Independent
Trustees.  The Board of Trustees  has set the fees at the maximum  rate  allowed under  the plans and has set no  minimum  asset  amount  needed to  qualify  for payments.

     |X| Class A Service Plan.  Under the Class A service plan, the  Distributor currently  uses the fees it receives  from the Fund to pay brokers,  dealers and other financial institutions (they are referred to as "recipients") for personal services and account  maintenance  services they provide for their customers who hold Class A shares.  The services  include,  among others,  answering  customer inquiries about the Fund,  assisting in establishing and maintaining accounts in the Fund,  making the Fund's  investment  plans  available and  providing  other services at the request of the Fund or the  Distributor.  The Distributor  makes payments to plan  recipients  quarterly at an annual rate not to exceed 0.25% of the average  annual net assets of Class A shares held in accounts of the service providers or their customers.

     For the fiscal year ended  September 30, 2002,  payments under the Plan for
Class A shares  totaled  $241,770,  all of which was paid by the  Distributor to recipients.  That included $19,026 paid to an affiliate of the Distributor.  Any unreimbursed  expenses the Distributor incurs with respect to Class A shares for any fiscal year may not be recovered in subsequent  years.  The  Distributor may not use  payments  received  under the  Class A plan to pay any of its  interest expenses, carrying charges, other financial costs, or allocation of overhead.

     |X| Class B and Class C Service and  Distribution  Plans.  Under each plan, service fees and distribution  fees are computed on the average of the net asset value of  shares in the  respective  class,  determined  as of the close of each regular  business day during the period.  The Class B and Class C plans  provide for the Distributor to be compensated at a flat rate,  whether the Distributor's distribution  expenses  are more or less than the amounts paid by the Fund under the plans during that period.  The types of services that recipients provide for the  service fee are similar to the  services  provided  under the Class A plan, described  above. The Class B and Class C plans permit the Distributor to retain both the  asset-based  sales  charges  and the  service  fee on shares or to pay recipients the service fee on a quarterly basis, without payment in advance. The types of services that recipients  provide are similar to the services  provided under the Class A plan,  described  above.  However,  the Distributor  presently intends  to pay  recipients  the  service  fee on Class B and  Class C shares in advance  for the first  year the shares  are  outstanding.  After the first year shares are outstanding,  the Distributor makes service fee payments quarterly on those  shares.  The  advance  payment is based on the net asset  value of shares sold.  Shares  purchased  by exchange do not qualify for an advance  service fee payment.  If Class B or Class C shares are redeemed  during the first year after their  purchase,  the  recipient  of the  service  fees on those  shares will be obligated to repay the  Distributor  a pro rata  portion of the advance  payment made on those shares.

     The Distributor retains the asset-based sales charge on Class B shares. The
Distributor  retains the  asset-based  sales charge on Class C shares during the first year the shares are outstanding.  It pays the asset-based  sales charge as an ongoing  concession to the dealer on Class C shares outstanding for a year or more. If a dealer has a special agreement with the Distributor,  the Distributor will pay the  Class B and/or  Class C  service  fees and the  asset-based  sales charge to the  dealer  quarterly  in lieu of paying  the  sales  concession  and service fee in advance at the time of purchase.

     The asset-based sales charge on Class B and Class C shares allows investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares. The Distributor's  actual expenses in selling  Class B and Class C shares may be more than the  payments  it  receives from contingent deferred sales charges collected on redeemed shares and from the
Fund  under  the  plans.  The Fund  pays the  asset-based  sales  charge  to the
Distributor  for its  services  rendered  in  distributing  Class B and  Class C shares.  The  payments  are  made to the  Distributor  in  recognition  that the
Distributor:
     |_|  pays sales  concessions to authorized  brokers and dealers at the time of sale and pays service fees as described in the Prospectus,
     |_|  may  finance  payment of sales  concessions  and/or the advance of the service fee payment to recipients under the plans, or may provide such financing  from  its  own  resources  or  from  the  resources  of  an affiliate,
     |_|  employs personnel to support distribution of shares, and
     |_|  bears  the costs of sales  literature,  advertising  and  prospectuses
          (other than those furnished to current  shareholders)  and state "blue sky" registration fees and certain other distribution expenses.
     |_|  may not be able to adequately compensate dealers that sell Class B and
          Class C shares without receiving payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,
     |_|  receives payments under the plans consistent with the service fees and asset-based  sales  charges paid by other  non-proprietary  funds that charge 12b-1 fees,
     |_|  may use the  payments  under the plan to  include  the Fund in various third-party  distribution  programs  that may  increase  sales of Fund shares,
     |_|  may  experience  increased  difficulty  selling  the Fund's  shares if payments under the plan are discontinued because most competitor funds have plans that pay dealers  for  rendering  distribution  services as much or more than the amounts currently being paid by the Fund, and
     |_|  may not be able to  continue  providing,  at the  same or at a  lesser cost, the same quality distribution sales efforts and services,  or to obtain such  services  from brokers and dealers,  if the plan payments were to be discontinued.

     When  Class B or  Class C shares  are sold  without  the  designation  of a broker-dealer,  the Distributor is automatically designated as the broker-dealer of  record.  In  those  cases,  the  Distributor  retains  the  service  fee and asset-based sales charge paid on Class B and Class C shares.

     The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected  on redeemed  shares and from the Fund under the plans.  If either the
Class B or Class C plan is  terminated  by the Fund,  the Board of Trustees  may allow the Fund to  continue  payments  of the  asset-based  sales  charge to the
Distributor for distributing shares before the plan was terminated.

 ----------------------------------------------------------------------------------------------------------------
                   Distribution Fees Paid to the Distributor in the Fiscal Year Ended 9/30/02
 ----------------------------------------------------------------------------------------------------------------
 --------------------- --------------------- --------------------- ----------------------- ----------------------
 Class:                       Total                 Amount             Distributor's           Distributor's
                                                                         Aggregate             Unreimbursed
                                                                        Unreimbursed           Expenses as %
                             Payments            Retained by              Expenses             of Net Assets
                            Under Plan           Distributor             Under Plan              of Class
 --------------------- --------------------- --------------------- ----------------------- ----------------------
 --------------------- --------------------- --------------------- ----------------------- ----------------------
 Class B Plan
                             $209,544              $164,139               $165,386                 0.69%
 --------------------- --------------------- --------------------- ----------------------- ----------------------
 --------------------- --------------------- --------------------- ----------------------- ----------------------
 Class C Plan
                             $210,423              $51,445                $592,281                 2.34%
 --------------------- --------------------- --------------------- ----------------------- ----------------------

     All  payments  under  the  Class B and  Class C plans  are  subject  to the limitations  imposed  by the  Conduct  Rules  of  the  National  Association  of
Securities  Dealers,  Inc. on payments of asset-based  sales charges and service fees to NASD members.

Performance of the Fund

Explanation  of  Performance  Terminology.  The Fund uses a variety  of terms to
illustrate  its   performance.   These  terms  include   "standardized   yield,"
"tax-equivalent   yield,"  "dividend  yield,"  "average  annual  total  return,"
"cumulative  total return," "average annual total return at net asset value" and
"total  return at net asset  value."  An  explanation  of how  yields  and total returns are  calculated  is set forth  below.  The charts  below show the Fund's performance  as of its most  recent  fiscal  year end.  You can  obtain  current performance  information by calling the Fund's Transfer Agent at  1.800.225.5677
or    by    visiting     the     OppenheimerFunds     Internet     website    at
www.oppenheimerfunds.com.

     The Fund's  illustrations  of its performance data in  advertisements  must comply  with  rules of the  Securities  and  Exchange  Commission.  Those  rules describe  the  types of  performance  data  that may be used and how it is to be calculated.  In general,  any  advertisement by the Fund of its performance data must include the average annual total returns for the advertised class of shares of the Fund.  Those  returns must be shown for the 1, 5 and 10-year  periods (or the life of the class,  if less) ending as of the most recently  ended  calendar quarter prior to the  publication  of the  advertisement  (or its submission for publication).  Certain types of yields may also be shown, provided that they are accompanied by standardized average annual total returns.
     Use of standardized performance calculations enables an investor to compare the Fund's  performance to the  performance of other funds for the same periods.
However,  a number of  factors  should be  considered  before  using the  Fund's performance information as a basis for comparison with other investments:
|_| Yields and total returns measure the  performance of a hypothetical  account in the  Fund  over  various  periods  and do not show  the  performance  of each shareholder's  account.  Your  account's  performance  will  vary from the model performance  data if your  dividends  are  received in cash,  or you buy or sell shares  during the period,  or you bought  your  shares at a different  time and price than the shares used in the model.
     |_|  The Fund's  performance  returns do not reflect the effect of taxes on distributions.
     |_|  An  investment  in the Fund is not  insured  by the FDIC or any  other government agency.
     |_|  The  principal  value of the Fund's  shares,  and its yields and total returns are not  guaranteed  and  normally  will  fluctuate on a daily basis.
     |_|  When an investor's shares are redeemed, they may be worth more or less than their original cost.
     |_|  Yields  and  total  returns  for  any  given  past  period   represent
          historical  performance  information  and are not,  and  should not be considered, a prediction of future yields or returns.

     The  performance of each class of shares is shown  separately,  because the performance  of each class of shares will usually be different.  That is because of the  different  kinds of  expenses  each  class  bears.  The yields and total returns of each class of shares of the Fund are  affected by market  conditions, the quality of the Fund's  investments,  the maturity of those investments,  the types of  investments  the  Fund  holds,  and its  operating  expenses  that are allocated to the particular class.

     |X| Yields.  The Fund uses a variety of different  yields to illustrate its current returns. Each class of shares calculates its yield separately because of the different expenses that affect each class.

     |_| Standardized  Yield. The "standardized  yield"  (sometimes  referred to just as "yield") is shown for a class of shares for a stated 30-day  period.  It is not based on actual  distributions  paid by the Fund to  shareholders  in the
30-day period,  but is a hypothetical yield based upon the net investment income from the Fund's portfolio  investments for that period.  It may therefore differ from the "dividend yield" for the same class of shares, described below.

     Standardized  yield is calculated using the following  formula set forth in rules  adopted by the  Securities  and Exchange  Commission,  designed to assure uniformity in the way that all funds calculate their yields:

                      STANDARDIZED YIELD = 2 (A - B + 1)- 1
                                     -------
                                       CD

         The symbols above represent the following factors:

          a = dividends and interest earned during the 30-day period.

          b = expenses accrued for the period (net of any expense assumptions).

          c = the  average  daily  number of shares  of that  class  outstanding during the 30-day period that were entitled to receive dividends.

          d = the maximum offering price per share of that class on the last day of the period, adjusted for undistributed net investment income.

     The standardized  yield for a particular  30-day period may differ from the yield for other periods. The SEC formula assumes that the standardized yield for a 30-day  period  occurs  at a  constant  rate  for a  six-month  period  and is annualized at the end of the six-month period. Additionally,  because each class of shares is subject to different  expenses,  it is likely that the standardized yields of the Fund's classes of shares will differ for any 30-day period.

     |_| Dividend Yield. The Fund may quote a "dividend yield" for each class of its shares.  Dividend  yield is based on the dividends paid on a class of shares during the actual dividend period. To calculate dividend yield, the dividends of a class  declared  during a stated  period  are added  together,  and the sum is multiplied by 12 (to  annualize  the yield) and divided by the maximum  offering price  on the last day of the  dividend  period.  The  formula  is shown  below:
Dividend Yield = dividends paid x 12/maximum offering price (payment date)

     The maximum  offering price for Class A shares includes the current maximum initial sales charge.  The maximum offering price for Class B and Class C shares is the net asset value per share,  without  considering the effect of contingent deferred  sales  charges.  The Class A dividend yield may also be quoted without deducting the maximum initial sales charge.

     |_| Tax-Equivalent  Yield. The "tax-equivalent  yield" of a class of shares is the equivalent yield that would have to be earned on a taxable  investment to achieve the after-tax results represented by the Fund's tax-equivalent yield. It adjusts the Fund's  standardized yield, as calculated above, by a stated Federal tax rate.  Using  different tax rates to show  different tax  equivalent  yields shows  investors in different tax brackets the tax equivalent  yield of the Fund based on their own tax bracket.

     The  tax-equivalent  yield is based on a 30-day period,  and is computed by dividing  the  tax-exempt  portion of the Fund's  current  yield (as  calculated above) by one minus a stated income tax rate. The result is added to the portion
(if any) of the Fund's current yield that is not tax-exempt.

     The  tax-equivalent  yield may be used to compare the tax effects of income derived  from the Fund with income  from  taxable  investments  at the tax rates stated.  Your tax bracket is determined by your Federal  taxable income (the net amount  subject to Federal  income tax after  deductions  and  exemptions).  The tax-equivalent  yield table  assumes  that the  investor is taxed at the highest bracket, regardless of whether a switch to non-taxable investments would cause a lower bracket to apply.

-----------------------------------------------------------------------------------------------------------------
                             The Fund's Yields for the 30-Day Periods Ended 9/30/02
-----------------------------------------------------------------------------------------------------------------
------------------- ------------------------------- ------------------------------ ------------------------------
                                                                                       Tax-Equivalent Yield
                          Standardized Yield               Dividend Yield            (39.10% Fed. Tax Bracket)

Class of
Shares
------------------- ------------------------------- ------------------------------ ------------------------------
------------------- -------------- ---------------- ------------- ---------------- -------------- ---------------
                       Without          After         Without          After          Without         After
                        Sales           Sales          Sales           Sales           Sales          Sales
                       Charge          Charge          Charge         Charge          Charge          Charge
------------------- -------------- ---------------- ------------- ---------------- -------------- ---------------
------------------- -------------- ---------------- ------------- ---------------- -------------- ---------------
Class A                 4.73%           4.57%          4.92%           4.75%           7.77%          7.50%
------------------- -------------- ---------------- ------------- ---------------- -------------- ---------------
------------------- -------------- ---------------- ------------- ---------------- -------------- ---------------
Class B                 3.99%            N/A           4.19%            N/A            6.55%           N/A
------------------- -------------- ---------------- ------------- ---------------- -------------- ---------------
------------------- -------------- ---------------- ------------- ---------------- -------------- ---------------
Class C                 3.99%            N/A           4.21%            N/A            6.55%           N/A
------------------- -------------- ---------------- ------------- ---------------- -------------- ---------------

     |X| Total Return Information.  There are different types of "total returns"
to measure  the  Fund's  performance.  Total  return is the change in value of a hypothetical  investment  in the Fund  over a given  period,  assuming  that all dividends and capital gains  distributions  are reinvested in additional  shares and that  the  investment  is  redeemed  at the end of the  period.  Because  of differences  in expenses  for each class of shares,  the total  returns for each class are separately  measured.  The cumulative total return measures the change in value over the entire  period (for  example,  ten years).  An average  annual total  return  shows the  average  rate of return for each year in a period that would  produce the  cumulative  total  return over the entire  period.  However, average annual total returns do not show actual  year-by-year  performance.  The
Fund uses  standardized  calculations for its total returns as prescribed by the
SEC. The methodology is discussed below.

     In calculating total returns for Class A shares,  the current maximum sales charge of 3.5% (as a  percentage  of the  offering  price) is deducted  from the initial  investment  ("P") (unless the return is shown without sales charge,  as described  below).  For Class B shares,  payment  of the  applicable  contingent deferred  sales charge is applied,  depending on the period for which the return is shown: 4.0% in the first year, 3.0% in the second year, 2.0% in the third and fourth years,  1.0% in the fifth year, and none thereafter.  For Class C shares, the 1% contingent  deferred  sales charge is deducted for returns for the 1-year period.

     |_| Average Annual Total Return.  The "average annual total return" of each class  is an  average  annual  compounded  rate of  return  for  each  year in a specified number of years. It is the rate of return based on the change in value of a hypothetical  initial  investment of $1,000 ("P" in the formula below) held for a number of years ("n") to achieve an Ending  Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:

                      ERV - 1 = AVERAGE ANNUAL TOTAL RETURN
                     ------
                       P

|_| Average  Annual Total Return  (After Taxes on  Distributions).  The "average annual total  return  (after  taxes on  distributions)"  of Class A shares is an average annual  compounded rate of return for each year in a specified number of years,  adjusted  to show the  effect of  federal  taxes  (calculated  using the
highest  individual   marginal  federal  income  tax  rates  in  effect  on  any reinvestment  date) on any  distributions  made by the Fund during the specified period.  It is the rate of return based on the change in value of a hypothetical initial  investment  of $1,000 ("P" in the  formula  below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVD" in the formula) of that  investment,  after  taking  into  account  the  effect  of  taxes  on Fund distributions,  but not on the  redemption  of  Fund  shares,  according  to the following formula:

ATVD      1/n    - 1=  Average Annual Total Return (After Taxes on Distributions)
----
  P

|_| Average Annual Total Return (After Taxes on Distributions  and Redemptions).
The "average annual total return (after taxes on distributions and redemptions)"
of Class A shares is an average annual  compounded  rate of return for each year in a specified  number of years,  adjusted  to show the effect of federal  taxes
(calculated  using the highest  individual  marginal federal income tax rates in effect on any reinvestment  date) on any  distributions  made by the Fund during the  specified  period and the effect of capital gains taxes or capital loss tax benefits (each calculated using the highest federal individual capital gains tax rate in effect on the  redemption  date)  resulting  from the  redemption of the shares at the end of the period. It is the rate of return based on the change in value of a hypothetical  initial investment of $1,000 ("P" in the formula below)
held for a number of years  ("n" in the  formula)  to  achieve  an ending  value
("ATVDR"  in the  formula) of that  investment,  after  taking into  account the effect of taxes on fund  distributions  and on the  redemption  of Fund  shares, according to the following formula:

ATVDR 1/n - 1=  Average Annual Total Return (After Taxes on Distributions and Redemption)
-----
  P

                             ERV - P = TOTAL RETURN
                            --------
                                 P

     |_| Cumulative  Total Return.  The  "cumulative  total return"  calculation measures  the change in value of a  hypothetical  investment  of $1,000  over an entire period of years. Its calculation uses some of the same factors as average annual  total  return,  but it does not  average the rate of return on an annual basis. Cumulative total return is determined as follows:

     |_| Total  Returns at Net Asset Value.  From time to time the Fund may also quote a  cumulative  or an average  annual  total  return  "at net asset  value"
(without  deducting sales charges) for Class A, Class B or Class C shares.  Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering  front-end  or  contingent  deferred  sales  charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

--------------------------------------------------------------------------------------------------------------------
                              The Fund's Total Returns for the Periods Ended 9/30/02
--------------------------------------------------------------------------------------------------------------------
---------------- ----------------------- ---------------------------------------------------------------------------
                    Cumulative Total                            Average Annual Total Returns
                   Returns (10 years
                   or life of class)

   Class of
    Shares
---------------- ----------------------- ---------------------------------------------------------------------------
---------------- ----------------------- ------------------------ ------------------------- ------------------------
                                                                           5-Year                   10-Year
                                                 1-Year              (or life of class)       (or life of class)
---------------- ----------------------- ------------------------ ------------------------- ------------------------
---------------- ----------- ----------- ------------ ----------- ------------ ------------ ------------ -----------
                 After       Without        After     Without        After       Without       After     Without
                 Sales       Sales          Sales     Sales          Sales        Sales        Sales     Sales
                   Charge      Charge      Charge       Charge      Charge       Charge       Charge       Charge
---------------- ----------- ----------- ------------ ----------- ------------ ------------ ------------ -----------
---------------- ----------- ----------- ------------ ----------- ------------ ------------ ------------ -----------
    Class A        63.96%      69.92%       2.45%       6.17%        3.98%        4.72%        5.07%       5.44%
---------------- ----------- ----------- ------------ ----------- ------------ ------------ ------------ -----------
---------------- ----------- ----------- ------------ ----------- ------------ ------------ ------------ -----------
    Class B        38.09%      38.09%       1.38%       5.38%        3.75%        3.92%        4.68%       4.68%
---------------- ----------- ----------- ------------ ----------- ------------ ------------ ------------ -----------
---------------- ----------- ----------- ------------ ----------- ------------ ------------ ------------ -----------
    Class C        44.22%      44.22%       4.32%       5.32%        3.93%        3.93%        4.23%       4.23%
---------------- ----------- ----------- ------------ ----------- ------------ ------------ ------------ -----------
1. Inception of Class A: 11/11/86.
2.  Inception of Class B:  9/11/95.  Because  Class B Shares  convert to Class A
Shares 72 months after  purchase,  the  "life-of-class"  return for Class B uses
Class A performance for the period after conversion.
3. Inception of Class C: 12/1/93.

-----------------------------------------------------------------------------------------------------------------------
                        Average Annual Total Returns for Class A Shares1 (After Sales Charge)
                                            For the Period Ended 09/30/02
-----------------------------------------------------------------------------------------------------------------------
----------------------------------------- --------------------- -------------------------- ----------------------------
                                                 1-Year          5-Year or Life of Class    10- Year or Life of Class
----------------------------------------- --------------------- -------------------------- ----------------------------
----------------------------------------- --------------------- -------------------------- ----------------------------
      After Taxes on Distributions               2.45%                    3.94%                       4.94%
----------------------------------------- --------------------- -------------------------- ----------------------------
----------------------------------------- --------------------- -------------------------- ----------------------------
After Taxes on Distributions and
Redemption of Fund Shares                        3.40%                    4.12%                       5.00%
----------------------------------------- --------------------- -------------------------- ----------------------------
1. Inception of Class A shares: 11/11/86.

Other  Performance  Comparisons.  The Fund compares its performance  annually to that of an  appropriate  broadly  based  market  index in its  Annual  Report to shareholders.  You can obtain that  information by contacting the Transfer Agent at the addresses or telephone  numbers  shown on the cover of this  Statement of
Additional  Information.  The Fund may also compare its  performance  to that of other  investments,  including  other  mutual  funds,  or  use  rankings  of its performance  by  independent  ranking  entities.  Examples of these  performance comparisons are set forth below.

     |X| Lipper Rankings.  From time to time the Fund may publish the ranking of the performance of its classes of shares by Lipper, Inc. ("Lipper"). Lipper is a widely-recognized  independent mutual fund monitoring  service.  Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods in categories based on investment  styles.
The  performance of the Fund is ranked by Lipper against all other  intermediate municipal debt funds. The Lipper performance  rankings are in total returns that include the reinvestment of capital gain  distributions and income dividends but do not take sales  charges or taxes into  consideration.  Lipper also  publishes
"peer-group"  indices of the  performance of all mutual funds in a category that it  monitors  and  averages  of the  performance  of  the  funds  in  particular categories.

|X| Morningstar Ratings.  From time to time the Fund may publish the star rating of the performance of its classes of shares by Morningstar, Inc., an independent mutual  fund  monitoring  service.  Morningstar  rates  mutual  funds  in  their specialized  market  sector.  The Fund is rated  among  the  municipal  national intermediate category.

     Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. For each fund with at least a three-year history, Morningstar calculates a Morningstar  Rating(TM)based on a Morningstar  Risk-Adjusted Return measure that accounts for variation in a fund's monthly  performance  (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward  variations  and rewarding  consistent  performance.  The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next
35% receive 3 stars,  the next 22.5% receive 2 stars, and the bottom 10% receive
1 star. (Each share class is counted as a fraction of one fund within this scale and rated  separately,  which may cause slight  variations  in the  distribution percentages.)  The  Overall  Morningstar  Rating  for a fund is  derived  from a weighted average of the performance figures associated with its three-, five-and ten-year (if applicable) Morningstar Rating metrics.

|X|  Performance  Rankings and  Comparisons by Other Entities and  Publications.
From  time  to time  the  Fund  may  include  in its  advertisements  and  sales literature performance  information about the Fund cited in newspapers and other periodicals  such as The New York Times, The Wall Street Journal,  Barron's,  or
similar publications.  That information may include performance  quotations from other sources,  including Lipper and Morningstar.  The performance of the Fund's
Class A,  Class B or Class C  shares  may be  compared  in  publications  to the performance  of various  market  indices  or other  investments,  and  averages, performance  rankings or other  benchmarks  prepared by  recognized  mutual fund statistical services.

     Investors  may also wish to compare the Fund's  Class A, Class B or Class C returns  to the  return on  fixed-income  investments  available  from banks and
thrift   institutions.   Those  include   certificates   of  deposit,   ordinary
interest-paying  checking  and  savings  accounts,  and other  forms of fixed or variable time deposits,  and various other  instruments  such as Treasury bills.
However, the Fund's returns and share price are not guaranteed or insured by the
FDIC or any  other  agency  and will  fluctuate  daily,  while  bank  depository obligations  may be insured by the FDIC and may  provide  fixed rates of return.
Repayment of principal and payment of interest on Treasury  securities is backed by the full faith and credit of the U.S. government.

     From time to time, the Fund may publish  rankings or ratings of the Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer  funds,  other than  performance  rankings of the Oppenheimer funds themselves. Those ratings or rankings of shareholder and investor services by third parties may include  comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services.  They may be based upon the opinions of the rating or ranking  service  itself,  using its research or judgment, or based upon surveys of investors,  brokers, shareholders or others.

     From  time to time the Fund may  include  in its  advertisements  and sales literature the total return  performance of a  hypothetical  investment  account that  includes  shares of the Fund and other  Oppenheimer  funds.  The  combined account may be part of an illustration of an asset  allocation  model or similar presentation.  The account  performance may combine total return  performance of the Fund and the total return performance of other Oppenheimer funds included in the account.  Additionally,  from time to time,  the Fund's  advertisements  and
sales  literature  may  include,  for  illustrative  or  comparative   purposes,
statistical  data or other  information  about  general or  specific  market and economic  conditions.  That may include,  for example:  o information  about the performance of certain  securities or  commodities  markets or segments of those markets,  o  information  about the  performance  of the economies of particular countries  or  regions,  o the  earnings  of  companies  included in segments of particular industries,  sectors, securities markets, countries or regions, o the availability  of different  types of  securities or offerings of  securities,  o information  relating  to the gross  national or gross  domestic  product of the
United States or other  countries or regions,  o comparisons  of various  market sectors or indices to demonstrate performance, risk, or other characteristics of the Fund. about your account

How to Buy Shares

Additional  information is presented below about the methods that can be used to buy shares of the Fund.  Appendix C contains more information  about the special sales charge  arrangements  offered by the Fund, and the  circumstances in which sales charges may be reduced or waived for certain classes of investors.

AccountLink.  When shares are purchased through AccountLink,  each purchase must be at least  $50 and  shareholders  must  invest at least  $500  before an Asset
                 ---
Builder Plan  (described  below) can be established  on a new account.  Accounts established  prior to  November  1,  2002,  will  remain  at $25 for  additional purchases.  Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated  Clearing House ("ACH")  transfer to buy the shares. Dividends will begin to accrue on shares purchased with the proceeds of ACH  transfers on the business day the Fund  receives  Federal  Funds for the purchase through the ACH system before the close of The New York Stock Exchange.
The  Exchange  normally  closes at 4:00 P.M.,  but may close  earlier on certain days.  If Federal  Funds are  received on a business  day after the close of the
Exchange, the shares will be purchased and dividends will begin to accrue on the next regular  business day. The proceeds of ACH transfers are normally  received by the Fund three days after the transfers are initiated. If the proceeds of the
ACH transfer are not received on a timely basis,  the  Distributor  reserves the right  to  cancel  the  purchase  order.  The  Distributor  and the Fund are not responsible  for any delays in purchasing  shares  resulting  from delays in ACH transmissions.

Reduced Sales Charges.  As discussed in the  Prospectus,  a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation  and Letters of Intent  because of the  economies of sales  efforts and reduction in expenses realized by the  Distributor,  dealers and brokers  making such sales.  No sales charge is imposed in certain other circumstances described in Appendix C to this
Statement of Additional  Information because the Distributor or dealer or broker incurs little or no selling expenses.

|X| Right of  Accumulation.  To qualify  for the lower sales  charge  rates that apply to  larger  purchases  of Class A  shares,  you and  your  spouse  can add together:
          o    Class A and  Class B shares  you  purchase  for  your  individual accounts  (including  IRAs and 403(b)  plans),  or for your joint accounts,  or for trust or  custodial  accounts on behalf of your children who are minors, and
          o    Current  purchases  of Class A and Class B shares of the Fund and other  Oppenheimer  funds to reduce  the sales  charge  rate that applies to current purchases of Class A shares, and
          o    Class A and Class B shares of  Oppenheimer  funds you  previously purchased  subject  to an initial or  contingent  deferred  sales charge to reduce the sales  charge rate for current  purchases of
               Class A shares,  provided that you still hold your  investment in one of the Oppenheimer funds.

     A fiduciary  can count all shares  purchased  for a trust,  estate or other fiduciary  account  (including  one or more  employee  benefit plans of the same employer) that has multiple  accounts.  The  Distributor  will add the value, at current offering price, of the shares you previously purchased and currently own to the value of  current  purchases  to  determine  the sales  charge  rate that applies. The reduced sales charge will apply only to current purchases. You must request it when you buy shares.

|X| The  Oppenheimer  Funds.  The  Oppenheimer  funds are those mutual funds for which  the  Distributor  acts  as the  distributor  and  currently  include  the following:

Oppenheimer Bond Fund                                         Oppenheimer Municipal Bond Fund
Oppenheimer California Municipal Fund                         Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Appreciation Fund                         Oppenheimer New York Municipal Fund
Oppenheimer Capital Preservation Fund                         Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Capital Income Fund                               Oppenheimer Quest Balanced Value Fund
Oppenheimer Champion Income Fund                              Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Convertible Securities Fund                       Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Developing Markets Fund                           Oppenheimer Quest Opportunity Value Fund
Oppenheimer Disciplined Allocation Fund                       Oppenheimer Quest Value Fund, Inc.
Oppenheimer Discovery Fund                                    Oppenheimer Real Asset Fund
Oppenheimer Emerging Growth Fund                              Oppenheimer Rochester National Municipals
Oppenheimer Emerging Technologies Fund                        Oppenheimer Senior Floating Rate Fund
Oppenheimer Enterprise Fund                                   Oppenheimer Small Cap Value Fund
Oppenheimer Europe Fund                                       Oppenheimer Strategic Income Fund
Oppenheimer Global Fund                                       Oppenheimer Total Return Fund, Inc.
Oppenheimer Global Growth & Income Fund                   Oppenheimer Trinity Core Fund
Oppenheimer Gold & Special Minerals Fund                  Oppenheimer Trinity Large Cap Growth Fund
Oppenheimer Growth Fund                                       Oppenheimer Trinity Value Fund
Oppenheimer High Yield Fund                                   Oppenheimer U.S. Government Trust
Oppenheimer International Bond Fund                           Oppenheimer Value Fund
Oppenheimer International Growth Fund                         Limited-Term New York Municipal Fund
Oppenheimer International Small Company Fund                  Rochester Fund Municipals
Oppenheimer Limited-Term Government Fund                      OSM1- Gartmore Millennium Growth Fund II
Oppenheimer Limited Term Municipal Fund                       OSM1 - Jennison Growth Fund
Oppenheimer Main Street Growth & Income Fund              OSM1 - Mercury Advisors S&P 500 Index Fund
Oppenheimer Main Street Opportunity Fund                      OSM1 - Mercury Advisors Focus Growth Fund
Oppenheimer Main Street Small Cap Fund                        OSM1 - QM Active Balanced Fund
Oppenheimer MidCap Fund                                       OSM1 - Salomon Brothers All Cap Fund
Oppenheimer Multiple Strategies Fund
And the following money market funds:

Centennial America Fund, L. P.                                Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust                        Centennial Tax Exempt Trust
Centennial Government Trust                                   Oppenheimer Cash Reserves
Centennial Money Market Trust                                 Oppenheimer Money Market Fund, Inc.
1 - "OSM" stands for Oppenheimer Select Managers

     There is an initial  sales charge on the purchase of Class A shares of each of the  Oppenheimer  funds  described  above  except the money  market funds and
Senior  Floating  Rate  Fund.  Under  certain  circumstances  described  in this
Statement of Additional Information, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Letters of Intent.  Under a Letter of Intent,  if you purchase Class A shares or
Class A and  Class B shares  of the Fund and other  Oppenheimer  funds  during a
13-month  period,  you can reduce  the sales  charge  rate that  applies to your purchases of Class A shares. The total amount of your intended purchases of both
Class A and Class B shares will  determine the reduced sales charge rate for the
Class A shares purchased during that period.  You can include  purchases made up to 90 days  before the date of the  Letter.  Letters  of Intent do not  consider
Class C shares you purchase or may have purchased.

     A Letter of Intent is an investor's statement in writing to the Distributor of the intention to purchase Class A shares or Class A and Class B shares of the
Fund (and other  Oppenheimer  funds)  during a 13-month  period (the  "Letter of
Intent period").  At the investor's request,  this may include purchases made up to 90 days prior to the date of the  Letter.  The Letter  states the  investor's intention to make the aggregate amount of purchases of shares which,  when added to the  investor's  holdings of shares of those funds,  will equal or exceed the amount  specified in the Letter.  Purchases made by reinvestment of dividends or distributions  of capital  gains and  purchases  made at net asset value without sales charge do not count toward satisfying the amount of the Letter.

     A Letter  enables  an  investor  to count  the  Class A and  Class B shares purchased  under the Letter to obtain the reduced sales charge rate on purchases of Class A shares of the Fund (and other  Oppenheimer  funds) that applies under the Right of Accumulation to current purchases of Class A shares.  Each purchase of Class A shares under the Letter will be made at the offering price (including the sales  charge) that applies to a single  lump-sum  purchase of shares in the amount intended to be purchased under the Letter.

     In  submitting  a Letter,  the  investor  makes no  commitment  to purchase shares.  However,  if the  investor's  purchases of shares  within the Letter of
Intent  period,  when added to the value (at offering  price) of the  investor's holdings  of shares on the last day of that  period,  do not equal or exceed the intended  purchase amount,  the investor agrees to pay the additional  amount of sales charge applicable to such purchases. That amount is described in "Terms of
Escrow,"  below  (those  terms may be  amended by the  Distributor  from time to time).  The  investor  agrees that shares  equal in value to 5% of the  intended purchase  amount  will be held in escrow by the  Transfer  Agent  subject to the
Terms of  Escrow.  Also,  the  investor  agrees  to be bound by the terms of the
Prospectus,  this Statement of Additional  Information and the application  used for a Letter of Intent. If those terms are amended,  as they may be from time to time by the Fund, the investor  agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters of Intent.

     If the total eligible  purchases made during the Letter of Intent period do not equal or exceed the intended  purchase  amount,  the concessions  previously paid to the dealer of record  for the  account  and the  amount of sales  charge retained by the Distributor  will be adjusted to the rates  applicable to actual total purchases.  If total eligible purchases during the Letter of Intent period exceed the intended  purchase amount and exceed the amount needed to qualify for the next sales  charge rate  reduction  set forth in the  Prospectus,  the sales charges paid will be adjusted to the lower rate.  That  adjustment  will be made only if and when the dealer returns to the  Distributor the excess of the amount of concessions allowed or paid to the dealer over the amount of concessions that apply to the actual amount of purchases.  The excess concessions returned to the
Distributor  will be used  to  purchase  additional  shares  for the  investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

     In determining  the total amount of purchases  made under a Letter,  shares redeemed by the investor prior to the termination of the Letter of Intent period will be deducted.  It is the  responsibility  of the dealer of record and/or the investor  to advise the  Distributor  about the Letter in placing  any  purchase orders  for the  investor  during  the  Letter  of  Intent  period.  All of such purchases must be made through the Distributor.

         |X|  Terms of Escrow That Apply to Letters of Intent.

     1. Out of the initial purchase (or subsequent  purchases if necessary) made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount  specified in the Letter shall be held in escrow by the Transfer
Agent. For example, if the intended purchase amount is $50,000, the escrow shall be  shares  valued  in the  amount of $2,500  (computed  at the  offering  price adjusted for a $50,000 purchase).  Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

     2. If the total minimum investment  specified under the Letter is completed within  the  13-month  Letter of Intent  period,  the  escrowed  shares  will be promptly released to the investor.

     3. If,  at the end of the  13-month  Letter  of  Intent  period  the  total purchases  pursuant  to the Letter are less than the  intended  purchase  amount specified in the Letter,  the investor must remit to the  Distributor  an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales  charges  which would have been paid if the total amount purchased  had been made at a single  time.  That sales charge  adjustment  will apply to any shares  redeemed  prior to the  completion  of the  Letter.  If the difference  in sales charges is not paid within twenty days after a request from the Distributor or the dealer,  the Distributor  will,  within sixty days of the expiration  of the Letter,  redeem the number of escrowed  shares  necessary  to realize such difference in sales charges.  Full and fractional  shares remaining after such redemption will be released from escrow.  If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

     4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer  Agent as  attorney-in-fact  to surrender for redemption any or all escrowed shares.

     5. The shares  eligible  for  purchase  under the Letter (or the holding of which may be counted toward completion of a Letter) include:
(a) Class A shares  sold with a front-end  sales  charge or subject to a Class A contingent deferred sales charge,
(b) Class B shares of other  Oppenheimer  funds acquired subject to a contingent deferred sales charge, and
(c) Class A or Class B shares  acquired by exchange of either (1) Class A shares of one of the other  Oppenheimer  funds that were acquired  subject to a Class A initial or contingent  deferred sales charge or (2) Class B shares of one of the other  Oppenheimer  funds that were  acquired  subject to a contingent  deferred sales charge.

     6. Shares held in escrow  hereunder  will  automatically  be exchanged  for shares of another  fund to which an exchange is  requested,  as described in the section of the Prospectus  entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

Asset  Builder  Plans.  As  explained  in the  Prospectus,  you  must  initially establish  your  account  with $500.  Subsequently,  you can  establish an Asset
Builder Plan to automatically  purchase  additional  shares directly from a bank account for as little as $50. For those accounts  established  prior to November
1, 2002 and which have previously  established  Asset Builder Plans,  additional purchases  will remain at $25.  Shares  purchased by Asset Builder Plan payments from bank  accounts  are  subject  to the  redemption  restrictions  for  recent purchases described in the Prospectus. Asset Builder Plans are available only if your bank is an ACH member.  Asset  Builder  Plans may not be used to buy shares for OppenheimerFunds  employer-sponsored  qualified  retirement accounts.  Asset
Builder Plans also enable shareholders of Oppenheimer Cash Reserves to use their fund account to make monthly  automatic  purchases of shares of up to four other
Oppenheimer funds.

     If you make payments from your bank account to purchase shares of the Fund, your bank account will be debited automatically. Normally the debit will be made
two  business  days  prior  to  the  investment   dates  you  selected  on  your
application.  Neither the  Distributor,  the Transfer Agent or the Fund shall be responsible  for any delays in purchasing  shares that result from delays in ACH transmissions.

     Before you establish Asset Builder payments, you should obtain a prospectus of the selected  fund(s) from your financial  advisor (or the  Distributor)  and request an application from the Distributor. Complete the application and return
it. You may change the amount of your Asset Builder payment or you can terminate these automatic  investments at any time by writing to the Transfer  Agent.  The
Transfer  Agent  requires a  reasonable  period  (approximately  10 days)  after receipt of your  instructions  to implement them. The Fund reserves the right to amend,  suspend or discontinue  offering Asset Builder plans at any time without prior notice.

Cancellation of Purchase Orders.  Cancellation of purchase orders for the Fund's shares (for  example,  when a purchase  check is  returned  to the Fund  unpaid)
causes a loss to be incurred  when the net asset values of the Fund's  shares on the  cancellation  date is less than on the purchase date. That loss is equal to the amount of the  decline in the net asset  value per share  multiplied  by the number of shares in the purchase  order.  The investor is  responsible  for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the  Distributor for that amount by redeeming shares from any account  registered in that investor's  name, or the Fund or the
Distributor may seek other redress.

Classes of Shares.  Each class of shares of the Fund  represents  an interest in the same portfolio of investments of the Fund. However, each class has different shareholder  privileges and features.  The net income attributable to Class B or
Class C shares and the  dividends  payable on Class B or Class C shares  will be reduced by  incremental  expenses  borne  solely by that class.  Those  expenses include the asset-based sales charges to which Class B and Class C are subject.

     The  availability  of  different  classes of shares  permits an investor to choose  the  method  of  purchasing  shares  that  is more  appropriate  for the investor.  That may depend on the amount of the purchase, the length of time the investor  expects to hold  shares,  and other  relevant  circumstances.  Class A shares  normally are sold subject to an initial sales charge.  While Class B and
Class C shares have no initial sales charge,  the purpose of the deferred  sales charge and asset-based sales charge on Class B and Class C shares is the same as that  of the  initial  sales  charge  on  Class A  shares  - to  compensate  the
Distributor and brokers,  dealers and financial institutions that sell shares of the Fund. A salesperson who is entitled to receive  compensation from his or her firm for selling Fund shares may receive  different  levels of compensation  for selling one class of shares rather than another.

     The Distributor will not accept any order in the amount of $500,000 or more for  Class B shares  or $1  million  or more for  Class C shares  on behalf of a single investor (not including dealer "street name" or omnibus  accounts).  That is because  generally it will be more advantageous for that investor to purchase
Class A shares of the Fund.

     |X| Class B Conversion. Under current interpretations of applicable federal income tax law by the Internal Revenue Service, the conversion of Class B shares to Class A shares  after six  years is not  treated  as a taxable  event for the shareholder.  If  those  laws or the IRS  interpretation  of those  laws  should change,  the automatic  conversion  feature may be suspended.  In that event, no further conversions of Class B shares would occur while that suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder,  and absent  such  exchange,  Class B shares  might  continue to be subject to the asset-based sales charge for longer than six years.

     |X|  Allocation of Expenses.  The Fund pays  expenses  related to its daily operations,  such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing  costs.  Those  expenses are paid out of the Fund's assets and are not paid directly by  shareholders.  However,  those expenses reduce the net asset values of shares,  and  therefore  are  indirectly  borne by  shareholders through their investment.

     The  methodology  for  calculating  the  net  asset  value,  dividends  and distributions  of the Fund's  share  classes  recognizes  two types of expenses.
General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class,  and then  equally to each  outstanding  share  within a given  class.  Such  general expenses include  management fees, legal,  bookkeeping and audit fees,  printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional
Information and other materials for current  shareholders,  fees to unaffiliated
Trustees,  custodian expenses,  share issuance costs,  organization and start-up costs, interest,  taxes and brokerage commissions,  and non-recurring  expenses, such as litigation costs.

     Other  expenses that are directly  attributable  to a particular  class are allocated equally to each outstanding share within that class.  Examples of such expenses  include  distribution  and service  plan  (12b-1)  fees,  transfer and shareholder  servicing agent fees and expenses and shareholder  meeting expenses
(to the extent that such expenses pertain only to a specific class).

Account Fees. As stated in the  Prospectus,  a $12 annual fee is assessed on any account valued at less than $500. This fee will not be assessed on the following accounts:
          o    Accounts  that  have  balances  below  $500 due to the  automatic conversion of shares from Class B to Class A shares;
          o    Accounts  with an active Asset Builder  Plan,  payroll  deduction plan or a military allotment plan;
          o    OppenheimerFunds-sponsored  group  retirement  accounts  that are making continuing purchases;
          o    Certain  accounts  held by  broker-dealers  through the  National
               Securities Clearing Corporation; and
          o    Accounts that fall below the $500  threshold due solely to market fluctuations  within the 12-month  period  preceding the date the fee is deducted.

     The fee is automatically  deducted from qualifying  accounts annually on or about the second to last  business day of  September.  This annual fee is waived for any  shareholders  who  elect to  access  their  account  documents  through electronic  document delivery rather than in paper copy and who elect to utilize the Internet or PhoneLink as their primary  source for their  general  servicing needs. To sign up to access account documents  electronically  via eDocs Direct, please visit the Service  Center on our website at  www.oppenheimerfunds.com  or call 1.888.470.0862 for instructions.

Determination  of Net Asset Values Per Share.  The net asset values per share of each class of shares of the Fund are  determined  as of the close of business of
The New York Stock  Exchange  ("the  Exchange") on each day that the Exchange is open.  The  calculation  is done by dividing  the value of the Fund's net assets attributable  to a class  by the  number  of  shares  of  that  class  that  are outstanding.  The Exchange  normally closes at 4:00 P.M.,  Eastern time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a U.S. holiday). All references to time in this Statement of Additional Information mean "Eastern time." The Exchange's most recent annual announcement  (which is  subject  to  change)  states  that it will close on New
Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday,  Memorial
Day,  Independence  Day, Labor Day,  Thanksgiving  Day and Christmas Day. It may
also close on other days.

     Dealers  other than  Exchange  members  may  conduct  trading in  municipal securities  on days on which the  Exchange  is closed  (including  weekends  and holidays) or after 4:00 P.M. on a regular  business day.  Because the Fund's net asset values will not be calculated  on those days,  the Fund's net asset values per share may be significantly  affected on such days when  shareholders may not purchase or redeem shares.

     |X|  Securities  Valuation.  The Fund's Board of Trustees  has  established procedures  for  the  valuation  of the  Fund's  securities.  In  general  those procedures are as follows:
o Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked"  prices  determined  by a portfolio  pricing service  approved by the Fund's Board of Trustees or obtained by the Manager  from two active  market  makers in the  security on the basis of reasonable inquiry.
o The following  securities are valued at the mean between the "bid" and "asked"
prices  determined by a pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active  market makers in the security on the basis of reasonable inquiry:
          (1)  debt  instruments that have a maturity of more than 397 days when issued,
          (2)  debt  instruments  that had a  maturity  of 397 days or less when issued and have a remaining maturity of more than 60 days, and
          (3)  non-money market debt instruments that had a maturity of 397 days or less when  issued and which have a  remaining  maturity  of 60 days or less.

o The following  securities  are valued at cost,  adjusted for  amortization  of premiums and accretion of discounts:
          (1)  money market debt securities held by a non-money market fund that had a  maturity  of less  than 397 days when  issued  that have a remaining maturity of 60 days or less, and
          (2)  debt  instruments  held  by a  money  market  fund  that  have  a remaining maturity of 397 days or less.

o Securities  (including  restricted  securities)  not having  readily-available market  quotations  are  valued  at fair  value  determined  under  the  Board's procedures.

     If the  Manager  is unable to locate  two  market  makers  willing  to give quotes,  a  security  may be priced at the mean  between  the "bid" and  "asked"
prices  provided by a single  active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

     In the case of  municipal  securities,  when last sale  information  is not generally available,  the Manager may use pricing services approved by the Board of Trustees.  The pricing service may use "matrix" comparisons to the prices for comparable  instruments  on the  basis of  quality,  yield and  maturity.  Other special  factors may be involved (such as the tax-exempt  status of the interest paid by  municipal  securities).  The Manager  will  monitor the accuracy of the pricing  services.  That  monitoring  may  include  comparing  prices  used  for portfolio valuation to actual sales prices of selected securities.

     Puts,  calls and futures are valued at the last sale price on the principal exchange on which they are traded or on Nasdaq(R), as applicable,  as determined by a pricing  service  approved by the Board of Trustees or by the  Manager.  If there were no sales that day, they shall be valued at the last sale price on the preceding  trading  day if it is  within  the  spread of the  closing  "bid" and
"asked" prices on the principal  exchange or on Nasdaq on the valuation date. If not,  the value shall be the closing bid price on the  principal  exchange or on
Nasdaq on the  valuation  date.  If the put,  call or future is not traded on an exchange or on Nasdaq,  it shall be valued by the mean between "bid" and "asked"
prices  obtained by the Manager from two active market makers.  In certain cases that may be at the "bid" price if no "asked" price is available.

     When the Fund writes an option,  an amount equal to the premium received is included  in the Fund's  Statement  of Assets and  Liabilities  as an asset.  An equivalent credit is included in the liability  section.  The credit is adjusted
("marked-to-market")  to reflect the  current  market  value of the  option.  In determining the Fund's gain on investments, if a call or put written by the Fund is exercised,  the proceeds are increased by the premium received.  If a call or put  written  by the Fund  expires,  the Fund  has a gain in the  amount  of the premium. If the Fund enters into a closing purchase transaction,  it will have a gain or loss,  depending  on whether the premium  received was more or less than the cost of the closing  transaction.  If the Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying  investment is reduced by the amount of premium paid by the Fund.

How to Sell Shares

The information  below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Checkwriting. When a check is presented to United Missouri Bank (the "Bank") for clearance,  the Bank will ask the Fund to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check.
This enables the  shareholder  to continue  receiving  dividends on those shares until the  check is  presented  to the Fund.  Checks  may not be  presented  for payment at the offices of the Bank or the Fund's custodian. This limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks.  The Fund reserves the right to amend,  suspend or  discontinue  offering checkwriting  privileges at any time. The Fund will provide you notice  whenever it is required to do so by applicable law.

     In choosing to take advantage of the Checkwriting privilege, by signing the account  application or by completing a Checkwriting  card,  each individual who signs:
          (1)  for individual accounts,  represents that they are the registered owner(s) of the shares of the Fund in that account;
          (2)  for accounts  for  corporations,  partnerships,  trusts and other entities,  represents that they are an officer,  general partner,
               trustee  or  other  fiduciary  or  agent,  as  applicable,   duly
               authorized to act on behalf of the registered owner(s);
          (3)  authorizes  the Fund,  its  Transfer  Agent and any bank  through which the Fund's  drafts  (checks)  are payable to pay all checks drawn on the  Fund  account  of such  person(s)  and to  redeem a sufficient amount of shares from that account to cover payment of each check;
          (4)  specifically acknowledges that if they choose to permit checks to be honored if there is a single signature on checks drawn against joint  accounts,  or  accounts  for  corporations,  partnerships, trusts or other entities, the signature of any one signatory on a check will be sufficient  to authorize  payment of that check and redemption  from the account,  even if that account is registered in the names of more than one person or more than one  authorized signature appears on the Checkwriting card or the application, as applicable;
          (5)  understands that the Checkwriting  privilege may be terminated or amended at any time by the Fund and/or the Fund's bank; and
          (6)  acknowledges  and agrees that neither the Fund nor its bank shall
               incur  any  liability  for  that   amendment  or  termination  of
               checkwriting  privileges  or for  redeeming  shares to pay checks reasonably  believed by them to be genuine,  or for  returning or not paying checks that have not been accepted for any reason.

Sending  Redemption  Proceeds by Federal  Funds Wire.  The Federal Funds wire of redemption  proceeds may be delayed if the Fund's custodian bank is not open for business on a day when the Fund would  normally  authorize  the wire to be made, which is usually the Fund's next regular  business day following the redemption.
In those  circumstances,  the wire will not be  transmitted  until the next bank business day on which the Fund is open for business.  No dividends  will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

Reinvestment  Privilege.  Within six months of a redemption,  a shareholder  may reinvest all or part of the redemption proceeds of:
          o    Class A shares  purchased  subject to an initial  sales charge or
               Class A shares on which a  contingent  deferred  sales charge was paid, or
          o    Class B  shares  that  were  subject  to the  Class B  contingent deferred sales charge when redeemed.

     The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below.  Reinvestment  will be at the net asset value next computed  after the Transfer  Agent  receives the reinvestment  order.  The  shareholder  must  ask the  Transfer  Agent  for that privilege at the time of reinvestment.  This privilege does not apply to Class C shares.  The  Fund  may  amend,  suspend  or cease  offering  this  reinvestment privilege at any time as to shares  redeemed  after the date of such  amendment, suspension or cessation.

     Any  capital  gain that was  realized  when the  shares  were  redeemed  is taxable,  and reinvestment  will not alter any capital gains tax payable on that gain.  If there has been a capital  loss on the  redemption,  some or all of the loss may not be tax  deductible,  depending  on the  timing  and  amount  of the reinvestment.  Under the Internal  Revenue Code, if the  redemption  proceeds of
Fund  shares on which a sales  charge was paid are  reinvested  in shares of the
Fund or another of the Oppenheimer  funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge  paid.  That would reduce the loss or increase the gain  recognized  from the  redemption.  However,  in that case the sales  charge  would  be  added  to the  basis  of the  shares  acquired  by the reinvestment of the redemption proceeds.

Payments "In Kind".  The Prospectus  states that payment for shares tendered for redemption is ordinarily made in cash. However, under certain circumstances, the
Board of Trustees of the Fund may determine  that it would be detrimental to the best  interests of the remaining  shareholders  of the Fund to make payment of a redemption  order wholly or partly in cash.  In that case,  the Fund may pay the redemption  proceeds in whole or in part by a  distribution  "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

     The Fund has  elected to be  governed  by Rule 18f-1  under the  Investment
Company Act.  Under that rule,  the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any
90-day  period for any one  shareholder.  If shares are  redeemed  in kind,  the redeeming  shareholder  might  incur  brokerage  or other  costs in selling  the securities for cash. The Fund will value  securities  used to pay redemptions in kind  using the same  method  the Fund uses to value  its  portfolio  securities described  above  under  "Determination  of Net Asset  Values Per  Share."  That
valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary  redemption  of the shares held in any account if the  aggregate net asset value of those shares is less than $200 or such lesser amount as the Board may fix.  The Board of Trustees  will not cause the  involuntary  redemption  of shares in an account if the  aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. If the Board exercises  this  right,  it may also fix the  requirements  for any notice to be given to the  shareholders  in question  (not less than 30 days).  The Board may alternatively  set  requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be  involuntarily redeemed.

Transfers of Shares. A transfer of shares to a different  registration is not an event that  triggers  the payment of sales  charges.  Therefore,  shares are not subject to the payment of a contingent deferred sales charge of any class at the time of  transfer  to the name of another  person or entity.  It does not matter whether the transfer occurs by absolute assignment,  gift or bequest, as long as it does not involve,  directly or indirectly,  a public sale of the shares. When shares  subject to a  contingent  deferred  sales  charge are  transferred,  the transferred shares will remain subject to the contingent  deferred sales charge.
It  will  be  calculated  as if the  transferee  shareholder  had  acquired  the transferred  shares in the same manner and at the same time as the  transferring shareholder.

     If less than all shares  held in an account are  transferred,  and some but not all shares in the account  would be subject to a contingent  deferred  sales charge if redeemed at the time of  transfer,  the  priorities  described  in the
Prospectus  under "How to Buy Shares" for the imposition of the Class B or Class
C contingent  deferred sales charge will be followed in determining the order in which shares are transferred.

Special  Arrangements  for  Repurchase  of Shares from Dealers and Brokers.  The
Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers  on behalf of their  customers.  Shareholders  should  contact  their broker or dealer to arrange this type of redemption.  The  repurchase  price per share will be the net asset value next computed after the  Distributor  receives an order placed by the dealer or broker.  However, if the Distributor receives a repurchase  order from a dealer or broker  after the close of The New York Stock
Exchange on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the Exchange closes. Normally, the Exchange closes at 4:00 P.M., but may do so  earlier  on  some  days.  Additionally,  the  order  must  have  been transmitted  to and received by the  Distributor  prior to its close of business that day (normally 5:00 P.M.).

     Ordinarily,  for accounts redeemed by a broker-dealer under this procedure, payment  will be made  within  three  business  days after the shares  have been redeemed upon the Distributor's  receipt of the required redemption documents in proper  form.  The  signature(s)  of the  registered  owners  on the  redemption documents must be guaranteed as described in the Prospectus.

Automatic  Withdrawal and Exchange  Plans.  Investors  owning shares of the Fund valued at $5,000  or more can  authorize  the  Transfer  Agent to redeem  shares
(having  a  value  of at  least  $50)  automatically  on a  monthly,  quarterly, semi-annual or annual basis under an Automatic  Withdrawal Plan.  Shares will be redeemed three business days prior to the date requested by the  shareholder for receipt of the payment.  Automatic  withdrawals of up to $1,500 per month may be requested  by  telephone  if  payments  are to be made by check  payable  to all shareholders of record.  Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days.
Required minimum distributions from OppenheimerFunds-sponsored  retirement plans may not be arranged on this basis.

     Payments are normally made by check,  but shareholders  having  AccountLink privileges  (see "How To Buy Shares") may arrange to have  Automatic  Withdrawal
Plan  payments  transferred  to the  bank  account  designated  on  the  account application or by signature-guaranteed  instructions sent to the Transfer Agent.
Shares are  normally  redeemed  pursuant to an Automatic  Withdrawal  Plan three business  days  before the  payment  transmittal  date you select in the account application.  If a contingent  deferred sales charge applies to the  redemption, the amount of the check or payment will be reduced accordingly.

     The Fund cannot guarantee  receipt of a payment on the date requested.  The
Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice.  Because of the sales charge  assessed on Class A share purchases,  shareholders  should not make regular additional Class A share purchases while participating in an Automatic Withdrawal Plan. Class B and Class
C shareholders should not establish automatic  withdrawal plans,  because of the potential imposition of the contingent deferred sales charge on such withdrawals
(except  where the  contingent  deferred  sales charge is waived as described in
Appendix C to this Statement of Additional Information).

     By requesting an Automatic  Withdrawal or Exchange  Plan,  the  shareholder agrees to the terms and  conditions  that apply to such plans,  as stated below.
These  provisions  may be  amended  from  time to time by the  Fund  and/or  the
Distributor.  When adopted,  any amendments will automatically apply to existing
Plans.

     |X| Automatic Exchange Plans. Shareholders can authorize the Transfer Agent to  exchange  a  pre-determined  amount of shares of the Fund for shares (of the same class) of other  Oppenheimer funds  automatically on a monthly,  quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $50.  Instructions should be
provided   on   the   OppenheimerFunds   Application   or   signature-guaranteed
instructions.  Exchanges made under these plans are subject to the  restrictions that  apply  to  exchanges  as set  forth  in "How to  Exchange  Shares"  in the
Prospectus and below in this Statement of Additional Information.

     |X| Automatic  Withdrawal  Plans. Fund shares will be redeemed as necessary to meet  withdrawal  payments.  Shares  acquired  without a sales charge will be redeemed  first.  Shares  acquired with  reinvested  dividends and capital gains distributions  will be redeemed next,  followed by shares  acquired with a sales charge, to the extent necessary to make withdrawal payments.  Depending upon the amount withdrawn, the investor's principal may be depleted.  Payments made under these plans should not be considered as a yield or income on your investment.

     The Transfer Agent will administer the investor's Automatic Withdrawal Plan as  agent  for the  shareholder(s)  (the  "Planholder")  who  executed  the Plan authorization and application  submitted to the Transfer Agent. Neither the Fund nor the  Transfer  Agent shall incur any  liability  to the  Planholder  for any action taken or not taken by the Transfer  Agent in good faith to administer the
Plan. Share certificates will not be issued for shares of the Fund purchased for and held under the Plan,  but the Transfer  Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder  may be  surrendered  unendorsed to the Transfer Agent with the Plan  application so that the shares  represented by the  certificate may be held under the Plan.

     For  accounts  subject to  Automatic  Withdrawal  Plans,  distributions  of capital gains must be  reinvested  in shares of the Fund,  which will be done at net asset value without a sales charge.  Dividends on shares held in the account may be paid in cash or reinvested.

     Shares will be redeemed to make withdrawal  payments at the net asset value per share  determined on the redemption  date.  Checks or  AccountLink  payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date  selected for receipt of the payment,  according to the choice specified in writing by the Planholder.  Receipt of payment on the date selected cannot be guaranteed.

     The amount and the  interval of  disbursement  payments  and the address to which  checks  are to be mailed or  AccountLink  payments  are to be sent may be changed at any time by the  Planholder  by writing to the  Transfer  Agent.  The
Planholder should allow at least two weeks' time after mailing such notification for the requested  change to be put in effect.  The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the Plan.  That  notice  must be in proper form in  accordance with the requirements of the then-current  Prospectus of the Fund. In that case, the Transfer  Agent will redeem the number of shares  requested at the net asset value  per  share  in  effect  and will  mail a check  for the  proceeds  to the
Planholder.

     The  Planholder may terminate a Plan at any time by writing to the Transfer
Agent.  The Fund may also give  directions to the Transfer  Agent to terminate a
Plan. The Transfer Agent will also terminate a Plan upon its receipt of evidence satisfactory  to it that the  Planholder  has died or is legally  incapacitated.
Upon  termination of a Plan by the Transfer Agent or the Fund,  shares that have not  been  redeemed  will  be  held in  uncertificated  form in the  name of the
Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper  instructions  are received from the Planholder, his or her executor or guardian, or another authorized person.

     To use shares held under the Plan as collateral  for a debt, the Planholder may  request  issuance  of a portion of the shares in  certificated  form.  Upon written  request from the  Planholder,  the Transfer  Agent will  determine  the number of shares  for which a  certificate  may be issued  without  causing  the withdrawal checks to stop.  However,  should such  uncertificated  shares become exhausted, Plan withdrawals will terminate.

     If the  Transfer  Agent ceases to act as transfer  agent for the Fund,  the
Planholder will be deemed to have appointed any successor  transfer agent to act as agent in administering the Plan.

How to Exchange Shares

As stated in the Prospectus,  shares of a particular class of Oppenheimer  funds having  more than one class of shares  may be  exchanged  only for shares of the same class of other Oppenheimer  funds.  Shares of Oppenheimer funds that have a single class  without a class  designation  are deemed "Class A" shares for this purpose.  You can obtain a current list showing  which funds offer which classes of shares by calling the Distributor.

o    All of the Oppenheimer  funds currently offer Class A, B, C, N and Y shares with the following exceptions:

The following funds only offer Class A shares:
Centennial America Fund, L.P.                             Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust                    Centennial Tax Exempt Trust
Centennial Government Trust                               Oppenheimer Money Market Fund, Inc.
Centennial Money Market Trust

The following funds do not offer Class N shares:
Oppenheimer California Municipal Fund                     Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Limited Term Municipal Fund                   Oppenheimer Rochester National Municipals
Oppenheimer Municipal Bond Fund                           Oppenheimer Senior Floating Rate Fund
Oppenheimer New Jersey Municipal Fund                     Limited Term New York Municipal Fund
Oppenheimer New York Municipal Fund                       Rochester Fund Municipals

The following funds do not offer Class Y shares:
Oppenheimer California Municipal Fund                     Oppenheimer Limited Term Municipal Fund
Oppenheimer Capital Income Fund                           Oppenheimer New Jersey Municipal Fund
Oppenheimer Cash Reserves                                 Oppenheimer New York Municipal Fund
Oppenheimer Champion Income Fund                          Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Convertible Securities Fund                   Oppenheimer Rochester National Municipals
Oppenheimer Disciplined Allocation Fund                   Oppenheimer Senior Floating Rate Fund
Oppenheimer Gold & Special Minerals Fund              Oppenheimer Small Cap Value Fund
Oppenheimer International Small Company Fund              Limited Term New York Municipal Fund

o    Class Y shares of  Oppenheimer  Real  Asset Fund may not be  exchanged  for shares of any other fund.
o    Class B,  Class C and  Class N shares  of  Oppenheimer  Cash  Reserves  are generally available only by exchange from the same class of shares of other
     Oppenheimer funds or through OppenheimerFunds-sponsored 401(k) plans.
o    Class M shares of Oppenheimer  Convertible Securities Fund may be exchanged only  for  Class A  shares  of  other  Oppenheimer  funds.  They may not be acquired by exchange of shares of any class of any other  Oppenheimer funds except Class A shares of Oppenheimer  Money Market Fund or Oppenheimer Cash
     Reserves acquired by exchange of Class M shares.
o    Class X shares of Limited  Term New York  Municipal  Fund may be  exchanged only for Class B shares of other  Oppenheimer funds and no exchanges may be made to Class X shares.
o    Shares of Oppenheimer  Capital  Preservation  Fund may not be exchanged for shares of Oppenheimer Money Market Fund, Inc., Oppenheimer Cash Reserves or
     Oppenheimer  Limited-Term  Government  Fund.  Only  participants in certain retirement  plans may purchase shares of Oppenheimer  Capital  Preservation
     Fund, and only those  participants may exchange shares of other Oppenheimer funds for shares of Oppenheimer Capital Preservation Fund.
o    Class A shares of Oppenheimer  Senior  Floating Rate Fund are not available by exchange of shares of Oppenheimer Money Market Fund or Class A shares of
     Oppenheimer Cash Reserves.
o    Shares of Oppenheimer  Select Managers  Mercury Advisors S&P Index Fund
     and Oppenheimer  Select Managers QM Active Balanced Fund are only available to retirement  plans and are available only by exchange from the same class of shares of other Oppenheimer funds held by retirement plans.
o    Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund offered by the  Distributor.  Shares of any money market fund  purchased  without a sales  charge may be exchanged  for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge. They may also be used to purchase shares of Oppenheimer funds subject to an early withdrawal charge or contingent deferred sales charge.
o    Shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual  funds (other than funds  managed by the
     Manager  or its  subsidiaries)  redeemed  within  the 30 days prior to that purchase  may  subsequently  be exchanged  for shares of other  Oppenheimer funds  without  being  subject to an  initial  sales  charge or  contingent deferred sales charge.  To qualify for that privilege,  the investor or the investor's  dealer  must notify the  Distributor  of  eligibility  for this privilege at the time the shares of Oppenheimer Money Market Fund, Inc. are purchased.  If  requested,  they must supply proof of  entitlement  to this privilege.
o    Shares of the Fund acquired by reinvestment  of dividends or  distributions from any of the other  Oppenheimer  funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.

     The Fund may amend,  suspend or  terminate  the  exchange  privilege at any time.  Although the Fund may impose these  changes at any time,  it will provide you with notice of those changes  whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially  amending or  terminating  the exchange  privilege.  That 60 day notice is not required in extraordinary circumstances.

     |X| How Exchanges Affect Contingent  Deferred Sales Charges.  No contingent deferred  sales charge is imposed on exchanges of shares of any class  purchased subject to a contingent deferred sales charge, with the following exceptions:

o When Class A shares of any  Oppenheimer  fund (other than  Rochester  National
Municipals and Rochester Fund Municipals) acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months measured from the beginning of the calendar month of the  initial  purchase  of the  exchanged  Class A shares,  the Class A contingent deferred sales charge is imposed on the redeemed shares.

o When  Class A shares of  Rochester  National  Municipals  and  Rochester  Fund
Municipals  acquired  by  exchange  of Class A shares  of any  Oppenheimer  fund purchased  subject to a Class A  contingent  deferred  sales charge are redeemed within 24 months of the beginning of the calendar month of the initial  purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o If any Class A shares of another Oppenheimer fund that are exchanged for Class
A shares of  Oppenheimer  Senior  Floating  Rate Fund are subject to the Class A contingent  deferred sales charge of the other  Oppenheimer  fund at the time of exchange,  the holding period for that Class A contingent  deferred sales charge will carry over to the Class A shares of Oppenheimer  Senior  Floating Rate Fund acquired in the exchange. The Class A shares of Oppenheimer Senior Floating Rate
Fund acquired in that  exchange will be subject to the Class A Early  Withdrawal
Charge of Oppenheimer  Senior Floating Rate Fund if they are repurchased  before the expiration of the holding period.

o When Class A shares of Oppenheimer Cash Reserves and Oppenheimer  Money Market
Fund,  Inc.  acquired  by  exchange  of Class A shares of any  Oppenheimer  fund purchased  subject to a Class A  contingent  deferred  sales charge are redeemed within  the Class A  holding  period of the fund  from  which  the  shares  were exchanged,  the Class A contingent  deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

o With respect to Class B shares,  the Class B contingent  deferred sales charge is imposed on Class B shares  acquired by exchange if they are  redeemed  within six years of the initial purchase of the exchanged Class B shares.

o With respect to Class C shares,  the Class C contingent  deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

o With respect to Class N shares, a 1% contingent  deferred sales charge will be imposed  if the  retirement  plan  (not  including  IRAs and  403(b)  plans)  is terminated  or Class N shares  of all  Oppenheimer  funds are  terminated  as an investment  option of the plan and Class N shares are redeemed  within 18 months after the plan's  first  purchase of Class N shares of any  Oppenheimer  fund or with respect to an individual retirement plan or 403(b) plan, Class N shares are redeemed  within 18 months of the plan's first purchase of Class N shares of any
Oppenheimer fund.

o When Class B, Class C or Class N shares are  redeemed  to effect an  exchange, the  priorities  described  in "How To Buy  Shares"  in the  Prospectus  for the
imposition of the Class B, Class C or Class N contingent  deferred  sales charge will be followed  in  determining  the order in which the shares are  exchanged.
Before exchanging shares, shareholders should take into account how the exchange may affect any  contingent  deferred  sales  charge that might be imposed in the subsequent redemption of remaining shares.

     Shareholders  owning shares of more than one class must specify which class of shares they wish to exchange.

     |X| Limits on Multiple  Exchange  Orders.  The Fund  reserves  the right to reject  telephone or written  exchange  requests  submitted in bulk by anyone on behalf of more than one account.  The Fund may accept  requests for exchanges of up to 50  accounts  per day from  representatives  of  authorized  dealers  that qualify for this privilege.

     |X| Telephone  Exchange  Requests.  When exchanging shares by telephone,  a shareholder  must have an existing  account in the fund to which the exchange is to be made.  Otherwise,  the  investors  must obtain a  prospectus  of that fund before the exchange  request may be submitted.  If all telephone  lines are busy
(which  might  occur,  for  example,   during  periods  of  substantial   market
fluctuations),  shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

     |X| Processing  Exchange  Requests.  Shares to be exchanged are redeemed on the regular  business day the  Transfer  Agent  receives an exchange  request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are  purchased on the  Redemption  Date,  but such  purchases  may be delayed by either  fund up to  five  business  days  if it  determines  that  it  would  be disadvantaged  by an immediate  transfer of the  redemption  proceeds.  The Fund reserves the right, in its discretion,  to refuse any exchange  request that may disadvantage it. For example,  if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price  that  might be  disadvantageous  to the  Fund,  the Fund may  refuse  the request.

     When you exchange some or all of your shares from one fund to another,  any special  account  feature such as an Asset Builder Plan or Automatic  Withdrawal
Plan will be switched to the new fund account unless you tell the Transfer Agent not  to do so.  However,  special  redemption  and  exchange  features  such  as
Automatic Exchange Plans and Automatic Withdrawal Plans cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

     In connection with any exchange request, the number of shares exchanged may be less than the number  requested if the exchange or the number requested would include  shares  subject  to a  restriction  cited  in the  Prospectus  or  this
Statement of Additional Information,  or would include shares covered by a share certificate  that is not  tendered  with the request.  In those cases,  only the shares available for exchange without restriction will be exchanged.

     The different  Oppenheimer  funds  available  for exchange  have  different investment objectives,  policies and risks. A shareholder should assure that the fund selected is  appropriate  for his or her  investment and should be aware of the tax  consequences  of an  exchange.  For  federal  income tax  purposes,  an exchange  transaction  is  treated as a  redemption  of shares of one fund and a purchase of shares of another.  "Reinvestment  Privilege," above, discusses some of the tax  consequences of  reinvestment of redemption  proceeds in such cases.
The  Fund,  the  Distributor,  and the  Transfer  Agent are  unable  to  provide investment,  tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends and Taxes

Dividends and Distributions.  Dividends will be payable on shares held of record at the time of the previous  determination  of net asset value,  or as otherwise described in "How to Buy Shares."  Daily  dividends will not be declared or paid on newly purchased  shares until such time as Federal Funds (funds credited to a member  bank's  account at the  Federal  Reserve  Bank) are  available  from the purchase  payment for such  shares.  Normally,  purchase  checks  received  from investors  are  converted  to Federal  Funds on the next  business  day.  Shares purchased through dealers or brokers normally are paid for by the third business day following the placement of the purchase order.

     Shares  redeemed  through the  regular  redemption  procedure  will be paid dividends  through  and  including  the day on which the  redemption  request is received by the  Transfer  Agent in proper form.  Dividends  will be declared on shares  repurchased  by a dealer or broker for three business days following the trade  date (that is, up to and  including  the day prior to  settlement  of the repurchase).  If all shares in an account are redeemed, all dividends accrued on shares  of the  same  class  in the  account  will be  paid  together  with  the redemption proceeds.

     The Fund's  practice of  attempting to pay dividends on Class A shares at a constant  level  requires  the Manager to monitor the Fund's  portfolio  and, if necessary, to select higher-yielding securities when it is deemed appropriate to seek income at the level  needed to meet the target.  Those  securities  must be within  the  Fund's  investment  parameters,  however.  The Fund  expects to pay dividends  at a  targeted  level  from  its  net  investment  income  and  other distributable income without any impact on the net asset values per share.

     Dividends,  distributions  and  proceeds of the  redemption  of Fund shares represented  by checks  returned to the Transfer  Agent by the Postal Service as undeliverable  will be invested in shares of Oppenheimer Money Market Fund, Inc.
Reinvestment  will be made as  promptly  as  possible  after the  return of such checks  to the  Transfer  Agent,  to  enable  the  investor  to earn a return on otherwise  idle funds.  Unclaimed  accounts may be subject to state  escheatment laws, and the Fund and the Transfer Agent will not be liable to  shareholders or their representatives for compliance with those laws in good faith.

     The amount of a  distribution  paid on a class of shares may vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses  borne by the Fund or borne  separately  by a class.  Dividends are calculated  in the same manner,  at the same time and on the same day for shares of each class. However,  dividends on Class B and Class C shares are expected to be lower  than  dividends  on Class A shares.  That is due to the  effect of the asset-based  sales charge on Class B and Class C shares.  Those  dividends  will also  differ in amount as a  consequence  of any  difference  in net asset value among the different classes of shares.

Tax Status of the Fund's Dividends, Distributions and Redemptions of Shares. The
federal tax treatment of the Fund's  distributions is briefly highlighted in the
Prospectus.   The  following  is  only  a  summary  of  certain  additional  tax considerations generally affecting the Fund and its shareholders.

     The tax  discussion  in the  Prospectus  and this  Statement of  Additional
Information is based on tax law in effect on the date of the Prospectus and this
Statement of Additional  Information.  Those laws and regulations may be changed by legislative,  judicial, or administrative action,  sometimes with retroactive effect. State and local tax treatment of exempt-interest dividends and potential capital gain distributions from regulated  investment  companies may differ from the  treatment  under the  Internal  Revenue  Code  described  below.  Potential purchasers  of shares of the Fund are urged to consult  their tax advisers  with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Fund.

Qualification  as a  Regulated  Investment  Company.  The Fund has elected to be taxed as a regulated  investment  company  under  Subchapter  M of the  Internal
Revenue Code of 1986, as amended. As a regulated investment company, the Fund is not subject to federal  income tax on the portion of its net  investment  income
(that is, taxable interest, dividends, and other taxable ordinary income, net of expenses)  and  capital  gain net income  (that is, the excess of net  long-term capital  gains  over net  short-term  capital  losses)  that it  distributes  to shareholders.

     If the  Fund  qualifies  as a  "regulated  investment  company"  under  the
Internal  Revenue Code, it will not be liable for federal  income tax on amounts it pays as dividends and other  distributions.  That  qualification  enables the
Fund to "pass  through" its income and realized  capital  gains to  shareholders without having to pay tax on them. The Fund qualified as a regulated  investment company in its last  fiscal  year and  intends to qualify in future  years,  but reserves the right not to qualify.  The Internal  Revenue Code contains a number of complex  tests to determine  whether the Fund  qualifies.  The Fund might not meet those tests in a particular year. If it does not qualify,  the Fund will be treated  for tax  purposes as an ordinary  corporation  and will  receive no tax
deduction   for  payments  of  dividends   and  other   distributions   made  to
shareholders.  In such an instance, all of the Fund's dividends would be taxable to shareholders.

     To qualify as a regulated  investment company,  the Fund must distribute at least 90% of its investment  company  taxable  income (in brief,  net investment income and the excess of net short-term  capital gain over net long-term capital loss) and at least 90% of its net  tax-exempt  income for the taxable year.  The
Fund must also satisfy certain other  requirements of the Internal Revenue Code, some of which are  described  below.  Distributions  by the Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year,  will be considered  distributions  of income and gains for
the  taxable  year  and  will  therefore   count  toward   satisfaction  of  the
above-mentioned requirement.

     To qualify as a regulated investment company, the Fund must derive at least
90% of its gross income from dividends,  interest, certain payments with respect to  securities  loans,  gains  from the sale or  other  disposition  of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

     In addition to satisfying the  requirements  described above, the Fund must satisfy  an  asset  diversification  test in  order to  qualify  as a  regulated investment company.  Under that test, at the close of each quarter of the Fund's taxable  year,  at least 50% of the value of the Fund's  assets must  consist of cash  and  cash  items  (including  receivables),  U.S.  government  securities, securities of other  regulated  investment  companies,  and  securities of other issuers. As to each of those issuers,  the Fund must not have invested more than
5% of the value of the Fund's total assets in securities of each such issuer and the Fund must not hold more than 10% of the  outstanding  voting  securities  of each such  issuer.  No more than 25% of the  value of its  total  assets  may be invested  in the  securities  of any one  issuer  (other  than  U.S.  government securities and securities of other regulated investment companies), or in two or more  issuers  which the Fund  controls  and which  are  engaged  in the same or similar trades or businesses.  For purposes of this test,  obligations issued or guaranteed by certain agencies or  instrumentalities  of the U.S. government are treated as U.S. government securities.

|X| Excise Tax on Regulated  Investment  Companies.  Under the Internal  Revenue
Code,  by December  31 each year,  the Fund must  distribute  98% of its taxable investment income earned from January 1 through December 31 of that year and 98%
of its capital  gains  realized in the period from  November 1 of the prior year through  October 31 of the current  year.  If it does not,  the Fund must pay an excise tax on the amounts not distributed.  It is presently anticipated that the
Fund  will  meet  those  requirements.  To meet  this  requirement,  in  certain circumstances the Fund might be required to liquidate  portfolio  investments to make sufficient distributions to avoid excise tax liability.  However, the Board of Trustees and the Manager might  determine in a particular  year that it would be in the  best  interests  of  shareholders  for  the  Fund  not to  make  such distributions  at  the  required  levels  and  to  pay  the  excise  tax  on the undistributed  amounts.  That would reduce the amount of income or capital gains available for distribution to shareholders.

|X|  Taxation  of Fund  Distributions.  The Fund  intends to  qualify  under the
Internal Revenue Code during each fiscal year to pay "exempt-interest dividends"
to its shareholders.  To satisfy this qualification,  at the end of each quarter of its  taxable  year,  at least 50% of the  value of the  Fund's  total  assets consists of  obligations  as defined in Section  103(a) of the Internal  Revenue
Code, as amended. Exempt-interest dividends that are derived from net investment income earned by the Fund on municipal  securities will be excludable from gross income of shareholders  for federal income tax purposes.  To the extent the Fund fails to  qualify  to pay  exempt-interest  dividends  in any given  form,  such dividends  would be included  in the gross  income of  shareholders  for federal income tax purposes.

     Net investment income includes the allocation of amounts of income from the municipal  securities in the Fund's  portfolio that are free from federal income taxes.  This  allocation  will be made by the use of one  designated  percentage applied  uniformly to all income dividends paid during the Fund's tax year. That designation  will  normally be made  following the end of each fiscal year as to income dividends paid in the prior year. The percentage of income  designated as tax-exempt  may  substantially  differ from the  percentage of the Fund's income that was tax-exempt for a given period.

     A portion of the exempt-interest  dividends paid by the Fund may be an item of tax preference for shareholders  subject to the federal  alternative  minimum tax.  The  amount of any  dividends  attributable  to tax  preference  items for purposes of the alternative  minimum tax will be identified when tax information is distributed by the Fund.

     A shareholder  receiving a dividend from income earned by the Fund from one or more of the following  sources must treat the dividend as ordinary  income in the  computation of the  shareholder's  gross income,  regardless of whether the dividend is reinvested:

(1)  certain  taxable  temporary  investments  (such as certificates of deposit, repurchase  agreements,  commercial  paper  and  obligations  of  the  U.S.
     government, its agencies and instrumentalities);
(2)  income from securities loans;
(3)  income or gains from options or futures,
(4)  any net short-term capital gain; and
(5)  any market discount amortization on tax-exempt bonds.

     The  Fund's  dividends  will  not be  eligible  for the  dividends-received deduction for  corporations.  Shareholders  receiving  Social Security  benefits should be aware  that  exempt-interest  dividends  are a factor  in  determining whether (and the extent to which) such  benefits  are subject to federal  income tax. Losses realized by shareholders on the redemption of Fund shares within six months of purchase  will be  disallowed  for federal  income tax purposes to the extent of exempt-interest dividends received on such shares.

     The Fund may either retain or distribute  to  shareholders  its net capital gain for each taxable year.  The Fund  currently  intends to distribute any such amounts. If the net capital gain is distributed and designated as a capital gain distribution, it will be taxable to shareholders as a long-term capital gain and will be properly  identified in reports sent to  shareholders in January of each year.  Such treatment will apply no matter how long the shareholder has held his or her  shares  or  whether  that gain was  recognized  by the Fund  before  the shareholder acquired his or her shares.

     If the Fund elects to retain its net capital gain, the Fund will be subject to tax on it at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have  shareholders of record on the last day of its  taxable  year  treated  as if each  received a distribution of their pro rata share of such gain. As a result, each shareholder will be  required  to report his or her pro rata share of such gain on their tax return as long-term  capital  gain,  will  receive a  refundable  tax credit for his/her  pro rata share of tax paid by the Fund on the gain,  and will  increase the tax basis for his/her  shares by an amount equal to the deemed  distribution less the tax credit.

     Distributions  by the Fund will be treated in the  manner  described  above regardless  of  whether  the  distributions  are paid in cash or  reinvested  in additional  shares of the Fund (or of another  fund).  Shareholders  receiving a distribution  in the form of  additional  shares will be treated as  receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

     The  Fund  will be  required  in  certain  cases to  withhold  30% (29% for payments  after December 31, 2003) of ordinary  income  dividends (not including
"exempt-interest dividends"),  capital gains distributions (including short-term and  long-term)  and the  proceeds  of the  redemption  of  shares,  paid to any shareholder  (1) who has  failed to  provide a correct  taxpayer  identification number or to properly  certify that number when required,  (2) who is subject to backup  withholding  for  failure to report the  receipt of interest or dividend income  properly,  or (3) who  has  failed  to  certify  to the  Fund  that  the shareholder  is not subject to backup  withholding  or is an "exempt  recipient"
(such as a corporation). All income and any tax withheld by the Fund is remitted by the  Fund to the  U.S.  Treasury  and is  identified  in  reports  mailed  to shareholders in January of each year.

|X| Tax Effects of  Redemptions  of Shares.  If a  shareholder  redeems all or a portion of his/her shares,  the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares. All or a portion  of  any  loss  recognized  in  that  manner  may be  disallowed  if the shareholder  purchases  other  shares of the Fund within 30 days before or after the redemption.

     In general,  any gain or loss arising from the  redemption of shares of the
Fund will be  considered  capital  gain or loss,  if the  shares  were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year. However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term  capital  loss to the extent of the amount of capital gain dividends  received on those shares.
Special holding period rules under the Internal  Revenue Code apply in this case to  determine  the  holding  period  of  shares  and  there  are  limits  on the deductibility of capital losses in any year.

|X| Foreign Shareholders. Under U.S. tax law, taxation of a shareholder who is a foreign person (to include,  but not limited to, a nonresident alien individual, a  foreign  trust,  a  foreign  estate,  a  foreign  corporation,  or a  foreign partnership)  primarily  depends on whether the foreign person's income from the
Fund is  effectively  connected  with the conduct of a U.S.  trade or  business.
Typically,   ordinary  income  dividends  paid  (not  including  exempt-interest dividends paid by the Fund) from a mutual fund are not  considered  "effectively connected" income.

     Ordinary  income  dividends  that are paid by the Fund (and are  deemed not
"effectively connected income") to foreign persons will be subject to a U.S. tax withheld  by the Fund at a rate of 30%,  provided  the Fund  obtains a  properly completed and signed  Certificate of Foreign Status. The tax rate may be reduced if the  foreign  person's  country of  residence  has a tax treaty with the U.S.
allowing for a reduced tax rate on ordinary  income  dividends paid by the Fund.
All income and any tax  withheld by the Fund is remitted by the Fund to the U.S.
Treasury and is identified in reports  mailed to  shareholders  in March of each year.

     If the ordinary income  dividends from the Fund are  effectively  connected
                                                     ---  -
with the conduct of a U.S. trade or business,  then the foreign person may claim an  exemption  from the U.S.  tax  described  above  provided the Fund obtains a properly completed and signed Certificate of Foreign Status.

     If the foreign person fails to provide a  certification  of his/her foreign status, the Fund will be required to withhold U.S. tax at a rate of 30% (29% for payments  after December 31, 2003) on ordinary  income  dividends (not including
"exempt-interest dividends"),  capital gains distributions (including short-term and long-term) and the proceeds of the redemption of shares, paid to any foreign person.  All  income and any tax  withheld  (in this  situation)  by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year.

     The tax  consequences to foreign persons  entitled to claim the benefits of an applicable tax treaty may be different from those described  herein.  Foreign shareholders  are urged to consult  their own tax advisors or the U.S.  Internal
Revenue  Service with respect to the particular tax  consequences  to them of an investment in the Fund,  including  the  applicability  of the U.S.  withholding taxes described above.

Dividend  Reinvestment  in Another Fund.  Shareholders  of the Fund may elect to reinvest all dividends and/or capital gains  distributions in shares of the same class of any of the other Oppenheimer  funds listed above.  Reinvestment will be made  without  sales  charge at the net  asset  value per share in effect at the close of business on the payable date of the dividend or distribution.  To elect this option,  the shareholder must notify the Transfer Agent in writing and must have an existing  account in the fund selected for  reinvestment.  Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account.  Dividends  and/or  distributions  from shares of certain other Oppenheimer funds (other than Oppenheimer Cash Reserves)
may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor.  The Fund's shares are sold through dealers,  brokers and other financial  institutions  that  have  a  sales  agreement  with  OppenheimerFunds
Distributor,  Inc.  a  subsidiary  of  the  Manager  that  acts  as  the  Fund's
Distributor.  The Distributor also distributes  shares of the other  Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent.  OppenheimerFunds  Services, the Fund's Transfer Agent, is a
division  of  the  Manager.   It  is  responsible  for  maintaining  the  Fund's
shareholder  registry  and  shareholder   accounting  records,  and  for  paying
dividends  and  distributions  to  shareholders.  It  also  handles  shareholder servicing and administrative  functions.  It serves as the Transfer Agent for an annual per account  fee.  It also acts as  shareholder  servicing  agent for the other  Oppenheimer  funds.  Shareholders  should  direct  inquiries  about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian Bank.  Citibank,  N.A. is the custodian of the Fund's assets.  The custodian's  responsibilities  include  safeguarding  and controlling the Fund's portfolio  securities  and handling the delivery of such  securities to and from the Fund.  It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its  affiliates.  The Fund's cash  balances  with the custodian in excess of
$100,000  are not  protected  by  federal  deposit  insurance.  Those  uninsured balances at times may be substantial.

     Independent  Auditors.  Deloitte  &  Touche  LLP  are  the  independent auditors of the Fund.  They audit the Fund's  financial  statements  and perform other related audit services.  They also act as auditors for certain other funds advised by the Manager and its affiliates.

INDEPENDENT AUDITORS' REPORT

--------------------------------------------------------------------------------
 To the Board of Trustees and Shareholders of
 Oppenheimer Limited Term Municipal Fund:

 We have audited the accompanying statement of assets and liabilities of
 Oppenheimer Limited Term Municipal Fund, (formerly Oppenheimer Intermediate
 Municipal Fund), a series of Oppenheimer Municipal Fund, including the statement of investments, as of September 30, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.
 We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
 Oppenheimer Limited Term Municipal Fund (formerly Oppenheimer Intermediate
 Municipal Fund), a series of Oppenheimer Municipal Fund, as of September 30,
 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/Deloitte & Touche LLP
 Deloitte & Touche LLP

 Denver, Colorado
 October 25, 2002

STATEMENT OF INVESTMENTS  September 30, 2002

Principal                                                                                    Market Value
   Amount                                                     Coupon         Maturity          See Note 1
-----------------------------------------------------------------------------------------------------------

 Municipal Bonds and Notes--106.4%

 Alabama--5.3%
$7,700,000  Camden, AL IDB Solid Waste Disposal
            (Macmillan Bloedel Ltd.)                           7.750%      04/01/2019       $   7,857,850
-----------------------------------------------------------------------------------------------------------
    30,000  Jasper, AL Medical Clinic Board
            (Walker Regional Medical Center)                   6.400       07/01/2011              30,643
-----------------------------------------------------------------------------------------------------------
   695,000  Montgomery, AL
            (Montgomery Medical Clinic Board)                  7.375       03/01/2006             704,098
                                                                                            ---------------
                                                                                                8,592,591

-----------------------------------------------------------------------------------------------------------
 Alaska--0.0%
    15,000  Valdez, AK Marine Terminal (Sohio Pipeline)        7.125       12/01/2025              15,626
-----------------------------------------------------------------------------------------------------------
 Arizona--0.7%
 1,090,000  AZ Educational Loan Marketing Corp., Series B      7.000       03/01/2005           1,104,508
-----------------------------------------------------------------------------------------------------------
 Arkansas--0.0%
    25,000  Independence County, AR Pollution Control
            (Arkansas Power & Light)                           6.250       01/01/2021           25,674
-----------------------------------------------------------------------------------------------------------
 California--2.5%
 3,200,000  CA SCD Authority COP (Cedars-Sinai
            Medical Center) INFLOS(1,2)                        8.741       11/01/2015           3,411,744
-----------------------------------------------------------------------------------------------------------
   100,000  CA SCD Authority COP (Cedars-Sinai
            Medical Center) PARS & INFLOS(3)                   5.400       11/01/2015             103,309
-----------------------------------------------------------------------------------------------------------
   500,000  Sacramento, CA Cogeneration Authority
            (Proctor & Gamble)                                 6.375       07/01/2010             541,440
                                                                                            ---------------
                                                                                                4,056,493

-----------------------------------------------------------------------------------------------------------
 Colorado--2.7%
 1,090,000  CO Hsg. & Finance Authority, Series C(4)           6.875       11/01/2028           1,117,206
-----------------------------------------------------------------------------------------------------------
 1,000,000  Denver, CO City & County Airport RITES(1,2)        9.949       11/15/2014           1,308,790
-----------------------------------------------------------------------------------------------------------
 1,500,000  Denver, CO City & County Airport RITES(1,2)        9.949       11/15/2015           1,940,565
                                                                                            ---------------
                                                                                                4,366,561
-----------------------------------------------------------------------------------------------------------
 Connecticut--1.3%
 1,260,000  Mashantucket, CT Western Pequot Tribe,
            Series A(5)                                        6.500       09/01/2005           1,394,001
-----------------------------------------------------------------------------------------------------------
   600,000  Mashantucket, CT Western Pequot Tribe,
            Series B(5)                                        5.600       09/01/2009             653,466
                                                                                            ---------------
                                                                                                2,047,467
-----------------------------------------------------------------------------------------------------------
 Delaware--0.8%
 1,080,000  DE EDA (Student Hsg.-University Courtyard)         5.750       08/01/2014           1,218,974
-----------------------------------------------------------------------------------------------------------
 Florida--1.2%
   780,000  Brevard County, FL Hsg. Finance Authority
            (Single Family Mtg.)                               6.700       09/01/2027             816,286
-----------------------------------------------------------------------------------------------------------
    40,000  Dade County, FL Aviation, Series B                 6.600       10/01/2022              40,845
-----------------------------------------------------------------------------------------------------------
 1,000,000  FL HFA (Multifamily Hsg.), Series C                6.000       08/01/2011           1,082,190

STATEMENT OF INVESTMENTS  Continued

Principal                                                                                    Market Value
  Amount                                                      Coupon         Maturity          See Note 1
-----------------------------------------------------------------------------------------------------------

 Florida--Continued
 $  75,000  Miami, FL Community Redevel. (Southeast
            Overtown/Park West)                                8.500%      10/01/2015       $      75,937
                                                                                            ---------------
                                                                                                2,015,258
-----------------------------------------------------------------------------------------------------------
 Georgia--0.1%
    40,000  GA Hsg. & Finance Authority
            (Home Ownership Program)                           6.600       06/01/2025              41,528
-----------------------------------------------------------------------------------------------------------
    40,000  Savannah, GA EDA (Union Camp Corp.)                6.800       02/01/2012              40,756
                                                                                            ---------------
                                                                                                   82,284
-----------------------------------------------------------------------------------------------------------
 Idaho--0.0%
    15,000  ID Hsg. Agency                                     7.600       07/01/2005              15,059
-----------------------------------------------------------------------------------------------------------
 Illinois--7.1%
 6,500,000  IL DFA (Citgo Petroleum Corp.)                     8.000       06/01/2032           6,768,125
-----------------------------------------------------------------------------------------------------------
 1,000,000  IL EFA (DePaul University)                         5.625       10/01/2016           1,137,880
-----------------------------------------------------------------------------------------------------------
 2,000,000  IL Health Facilities Authority (Fransican Sisters) 6.000       09/01/2009           2,297,160
-----------------------------------------------------------------------------------------------------------
 1,005,000  IL Regional Transportation Authority               6.250       07/01/2014           1,246,853
                                                                                            ---------------
                                                                                               11,450,018

-----------------------------------------------------------------------------------------------------------
 Indiana--5.0%
 3,555,000  Carmel, IN Retirement Rental Hsg. (Beverly
            Enterprises)                                       8.750       12/01/2008           3,670,893
-----------------------------------------------------------------------------------------------------------
 1,135,000  IN Bond Bank (State Revolving Fund)                6.875       02/01/2012           1,274,832
-----------------------------------------------------------------------------------------------------------
 2,500,000  Indianapolis, IN Airport (Federal Express Corp.)   7.100       01/15/2017           2,682,250
-----------------------------------------------------------------------------------------------------------
   500,000  Rockport, IN Pollution Control (Indiana-
            Michigan Power Company)                            7.600       03/01/2016             512,600
                                                                                            ---------------
                                                                                                8,140,575

-----------------------------------------------------------------------------------------------------------
 Kentucky--2.0%
 2,980,000  Ashland, KY Sewer & Solid Waste
            (Ashland Inc.)                                     7.125       02/01/2022           3,161,303
-----------------------------------------------------------------------------------------------------------
 Louisiana--20.7%
 1,820,000  Hodge, LA Utility (Stone Container Corp.)          9.000       03/01/2010           1,861,678
-----------------------------------------------------------------------------------------------------------
17,435,000  LA Tobacco Settlement Financing Corp. (TASC)       5.875       05/15/2039          16,509,201
-----------------------------------------------------------------------------------------------------------
 7,600,000  Lake Charles, LA Harbor & Terminal Port
            Facilities (Trunkline Louisiana National
            Guard Co.)                                         7.750       08/15/2022           7,953,400
-----------------------------------------------------------------------------------------------------------
    25,000  St. Charles Parish, LA (Louisiana Power &
            Light Company)                                     7.050       04/01/2022              25,640
-----------------------------------------------------------------------------------------------------------
 7,035,000  St. Charles Parish, LA (Louisiana Power &
            Light Company)                                     7.500       06/01/2021           7,141,510
                                                                                            ---------------
                                                                                               33,491,429
-----------------------------------------------------------------------------------------------------------
 Maine--0.0%
    25,000  ME Finance Authority (Great Northern Paper)        7.750       10/01/2022              25,475
-----------------------------------------------------------------------------------------------------------
    20,000  ME Hsg. Authority, Series A-6                      6.350       11/15/2022              20,554
                                                                                            ---------------
                                                                                                   46,029

Principal                                                                                    Market Value
   Amount                                                      Coupon        Maturity          See Note 1
-----------------------------------------------------------------------------------------------------------

 Maryland--0.1%
 $  75,000  Baltimore, MD City Hsg. Corp., Series A            7.250%      07/01/2023       $      75,224
-----------------------------------------------------------------------------------------------------------
    20,000  Baltimore, MD Port Facilities (E.I. DuPont
            De Nemours)                                        6.500       10/01/2011              20,683
-----------------------------------------------------------------------------------------------------------
    25,000  MD State Transportation Authority                  6.500       07/01/2004              25,357
                                                                                            ---------------
                                                                                                  121,264
-----------------------------------------------------------------------------------------------------------
 Massachusetts--1.1%
 1,750,000  MA HFA, Series A(4)                                6.600       07/01/2014           1,836,817
-----------------------------------------------------------------------------------------------------------
 Michigan--1.6%
    20,000  MI HDA, Series B                                   5.700       04/01/2012              20,580
-----------------------------------------------------------------------------------------------------------
 2,500,000  MI Hospital Finance Authority (Detroit Sinai
            Hospital)                                          6.000       01/01/2008           2,557,250
-----------------------------------------------------------------------------------------------------------
    20,000  Ottawa County, MI (Ottawa Water Treatment)         6.000       05/01/2010              20,271
                                                                                            ---------------
                                                                                                2,598,101
-----------------------------------------------------------------------------------------------------------
 Minnesota--4.6%
 2,610,000  Hubbard County, MN Solid Waste (Potlatch
            Corp.)(4)                                          7.375       08/01/2013           2,625,008
-----------------------------------------------------------------------------------------------------------
 4,500,000  St. Louis Park, MN Health Care Facilities
            Inverse Floaters(1,2,4)                            8.547       07/01/2013           4,747,860
                                                                                            ---------------
                                                                                                7,372,868
-----------------------------------------------------------------------------------------------------------
 Mississippi--0.0%
    15,000  Lamar County, MS Pollution Control                 6.125       03/01/2008              15,238
-----------------------------------------------------------------------------------------------------------
    20,000  MS Business Finance Corp. (E.I. DuPont De
            Nemours)                                           7.150       05/01/2016              20,464
-----------------------------------------------------------------------------------------------------------
    30,000  MS Home Corp. (Government National
            Mortgage Assn. Collateral Mtg.), Series B          6.500       12/01/2024              30,941
                                                                                            ---------------
                                                                                                   66,643
-----------------------------------------------------------------------------------------------------------
 Missouri--0.8%
    15,000  Jackson County, MO IDA (St. Joseph
            Health Center)                                     6.500       07/01/2012              15,311
-----------------------------------------------------------------------------------------------------------
 1,250,000  St. Louis, MO Airport Revenue                      6.000       01/01/2008           1,270,550
                                                                                            ---------------
                                                                                                1,285,861
-----------------------------------------------------------------------------------------------------------
 Nebraska--0.2%
   370,000  NE Higher Education Loan Program, Series A-6       5.900       06/01/2003             378,536
-----------------------------------------------------------------------------------------------------------
 Nevada--1.3%
 2,000,000  Clark County, NV Passenger Facility (Las
            Vegas/McCarran International Airport)(4)           6.500       07/01/2012           2,046,740
-----------------------------------------------------------------------------------------------------------
 New Hampshire--1.7%
 2,000,000  Manchester, NH Hsg. & Redevel. Authority,
            Series A                                           6.750       01/01/2014           2,305,580
-----------------------------------------------------------------------------------------------------------
    25,000  NH HE&H Facilities Authority (Elliot
            Hospital of Manchester)                            7.125       10/01/2013              25,052
-----------------------------------------------------------------------------------------------------------
   325,000  NH HFA (Single Family Mtg.), Series C              6.900       07/01/2019             337,158

STATEMENT OF INVESTMENTS  Continued

Principal                                                                                  Market Value
  Amount                                                      Coupon        Maturity       See Note 1
-----------------------------------------------------------------------------------------------------------

 New Hampshire--Continued
 $  15,000  NH HFA (Single Family Residential Mtg.),
            Series D                                           6.950%      01/01/2006       $      15,340
                                                                                            ---------------
                                                                                                2,683,130
-----------------------------------------------------------------------------------------------------------
 New Jersey--0.7%
 1,265,000  NJ HCF (Columbus Hospital), Series A               7.500       07/01/2021           1,108,773
-----------------------------------------------------------------------------------------------------------
 New Mexico--0.0%
    25,000  Farmington, NM Pollution Control
            (Public Service Company of New Mexico)             6.400       08/15/2023              25,470
-----------------------------------------------------------------------------------------------------------
    25,000  Las Vegas, NM Water Improvement                    7.250       06/01/2004              25,211
                                                                                            ---------------
                                                                                                   50,681
-----------------------------------------------------------------------------------------------------------
 New York--3.0%
 1,800,000  NYC, NY GO RIBS(1,2)                              10.460       08/01/2014           1,953,630
-----------------------------------------------------------------------------------------------------------
 2,500,000  NYS Thruway Authority                              6.000       04/01/2011           2,902,900
                                                                                            ---------------
                                                                                                4,856,530
-----------------------------------------------------------------------------------------------------------
 North Carolina--1.4%
    10,000  Chatham County, NC IFPCFA
            (Carolina Power & Light Company)                   6.300       06/15/2014              10,245
-----------------------------------------------------------------------------------------------------------
    75,000  NC Eastern Municipal Power Agency                  6.250       01/01/2012              77,016
-----------------------------------------------------------------------------------------------------------
    65,000  NC Eastern Municipal Power Agency                  6.250       01/01/2023              66,978
-----------------------------------------------------------------------------------------------------------
    85,000  NC Eastern Municipal Power Agency                  6.500       01/01/2017              86,909
-----------------------------------------------------------------------------------------------------------
    65,000  NC Eastern Municipal Power Agency, Series B        5.500       01/01/2017              65,532
-----------------------------------------------------------------------------------------------------------
   100,000  NC Municipal Power Agency
            (Catawba Electric)                                 5.750       01/01/2020             100,693
-----------------------------------------------------------------------------------------------------------
 1,745,000  NC Municipal Power Agency
            (Catawba Electric)                                 6.250       01/01/2017           1,794,872
                                                                                            ---------------
                                                                                                2,202,245
-----------------------------------------------------------------------------------------------------------
 Ohio--6.3%
 2,445,000  Marion County, OH Health Care Facility
            (United Church Homes)                              6.375       11/15/2010           2,529,890
-----------------------------------------------------------------------------------------------------------
 1,000,000  Montgomery County, OH HCF, Series B                6.000       02/01/2010             885,910
-----------------------------------------------------------------------------------------------------------
 3,000,000  OH Air Quality Devel. Authority
            (Cleveland Electric Illuminating Company)          6.000       12/01/2013           3,130,320
-----------------------------------------------------------------------------------------------------------
 1,500,000  OH Air Quality Devel. Authority
            (Cleveland Electric Illuminating Company)          6.100       08/01/2020           1,537,695
-----------------------------------------------------------------------------------------------------------
 2,000,000  OH Air Quality Devel. Authority
            (Ohio Edison Company)                              5.800       06/01/2004           2,063,460
-----------------------------------------------------------------------------------------------------------
    25,000  OH Water Devel. Authority
            (General Motors Corp.)                             5.900       06/15/2008              25,078
                                                                                            ---------------
                                                                                               10,172,353
-----------------------------------------------------------------------------------------------------------
 Oregon--0.1%
   220,000  OR Hsg. & Community Services Dept.
            (Single Family Mtg.), Series H                     6.000       07/01/2027             230,413

Principal                                                                                   Market Value
    Amount                                                    Coupon         Maturity          See Note 1
-----------------------------------------------------------------------------------------------------------

 Pennsylvania--5.1%
$1,250,000  Allegheny County, PA HDA
            (West Penn Allegheny Health System)                9.250%      11/15/2022       $   1,381,963
-----------------------------------------------------------------------------------------------------------
 2,000,000  Carbon County, PA IDA
            (Panther Creek Partners)                           6.650       05/01/2010           2,129,880
-----------------------------------------------------------------------------------------------------------
 2,000,000  Philadelphia, PA Airport Revenue                   5.375       06/15/2014           2,170,140
-----------------------------------------------------------------------------------------------------------
 2,515,000  Schuylkill County, PA IDA
            (Schuylkill Energy Resources)                      6.500       01/01/2010           2,597,190
                                                                                            ---------------
                                                                                                8,279,173
-----------------------------------------------------------------------------------------------------------
 South Carolina--4.3%
    20,000  Fairfield County, SC Pollution Control
            (South Carolina Electric & Gas Company)            6.500       09/01/2014              20,671
-----------------------------------------------------------------------------------------------------------
   515,000  Florence County, SC IDR
            (Stone Container Corp.)                            7.375       02/01/2007             518,167
-----------------------------------------------------------------------------------------------------------
    50,000  Richland County, SC Pollution Control
            (South Carolina Electric & Gas Company)            6.500       09/01/2014              51,676
-----------------------------------------------------------------------------------------------------------
 3,400,000  Richland County, SC Solid Waste
            (Union Camp Corp.)                                 6.750       05/01/2022           3,475,888
-----------------------------------------------------------------------------------------------------------
 1,800,000  SC Tobacco Settlement Management
            Authority, Series B                                6.375       05/15/2028           1,823,058
-----------------------------------------------------------------------------------------------------------
 1,000,000  SC Transportation Infrastructure Bank,
            Series A                                           5.500       10/01/2019           1,114,470
                                                                                            ---------------
                                                                                                7,003,930
-----------------------------------------------------------------------------------------------------------
 Tennessee--0.5%
   750,000  McMinn County, TN IDB Solid Waste
            (Calhoun Newsprint)                                7.400       12/01/2022             752,827
-----------------------------------------------------------------------------------------------------------
    50,000  Shelby County, TN HE&HF
            (Windsor Apartments), Series A(2)                  6.750       10/01/2017              50,000
-----------------------------------------------------------------------------------------------------------
    35,000  South Fulton, TN IDB (Tyson Foods)                 6.350       10/01/2015              36,776
-----------------------------------------------------------------------------------------------------------
    25,000  TN Hsg. Devel. Agency, Series A                    5.900       07/01/2018              25,723
                                                                                            ---------------
                                                                                                  865,326
-----------------------------------------------------------------------------------------------------------
 Texas--6.3%
    65,000  Baytown, TX Properties Management &
            Devel. Corp. (Baytown Terrace)                     6.100       08/15/2021              65,666
-----------------------------------------------------------------------------------------------------------
   500,000  Dallas, TX Hsg. Corp. (Section 8)                  7.850       08/01/2013             519,875
-----------------------------------------------------------------------------------------------------------
 3,000,000  Dallas-Fort Worth, TX International
            Airport (American Airlines)                        5.950       05/01/2029           2,682,060
-----------------------------------------------------------------------------------------------------------
 3,000,000  Harris County, TX IDC (Kinder Morgan
            Energy Partners LP)                                6.950       02/01/2022           3,077,460
-----------------------------------------------------------------------------------------------------------
 1,000,000  Lower Neches Valley, TX IDC (Mobil Oil
            Refining Corp.)(4)                                 6.400       03/01/2030           1,061,840
-----------------------------------------------------------------------------------------------------------
   115,000  Montgomery County, TX Hsg. Finance
            Corp. (Holly Creek)                                5.900       07/01/2025             117,186
-----------------------------------------------------------------------------------------------------------
 1,750,000  North Forest, TX Independent School
            District GO                                        6.000       08/15/2025           1,860,337

STATEMENT OF INVESTMENTS  Continued

 Principal                                                                                   Market Value
    Amount                                                    Coupon         Maturity          See Note 1
-----------------------------------------------------------------------------------------------------------

 Texas--Continued
 $ 100,000  Pampa, TX Water & Sewer                            6.100%      09/01/2010       $     100,219
-----------------------------------------------------------------------------------------------------------
   750,000  Port of Bay City, TX (Hoechst Celanese Corp.)      6.500       05/01/2026             758,783
                                                                                            ---------------
                                                                                               10,243,426
-----------------------------------------------------------------------------------------------------------
 U.S. Possessions--1.6%
 1,925,000  Puerto Rico Municipal Finance
            Agency RITES(1,2)                                  9.685       08/01/2013           2,555,611
-----------------------------------------------------------------------------------------------------------
 Virginia--0.1%
    35,000  Portsmouth, VA Redevel. & Hsg. Authority
            (Holiday Inn)                                      7.375       05/15/2010              33,822
-----------------------------------------------------------------------------------------------------------
   100,000  Russell County, VA IDA Pollution Control
            (Appalachian Power Company)                        7.700       11/01/2007             100,548
                                                                                            ---------------
                                                                                                  134,370
-----------------------------------------------------------------------------------------------------------
 Washington--0.9%
 1,280,000  Port Seattle, WA Special Facility, Series B        5.750       09/01/2014           1,443,059
-----------------------------------------------------------------------------------------------------------
 West Virginia--1.0%
 1,600,000  Putnam County, WV Pollution Control
            (Appalachian Power Company)                        6.600       07/01/2019           1,648,480
-----------------------------------------------------------------------------------------------------------
 Wisconsin--14.3%
23,070,000  Badger, WI Tobacco Asset Securitization Corp.      6.125       06/01/2027          23,100,914
-----------------------------------------------------------------------------------------------------------
 Total Investments, at Value (Cost $166,792,307)                                106.4%        172,115,093
-----------------------------------------------------------------------------------------------------------
 Liabilities in Excess of Other Assets                                           (6.4)        (10,368,693)
                                                                          ---------------------------------
 Net Assets                                                                     100.0%      $ 161,746,400
                                                                          =================================

Footnotes to Statement of Investments

COP      Certificates of Participation
DFA      Development Finance Authority
EDA      Economic Development Authority
EFA      Educational Facilities Authority
GO       General Obligation
HCF      Health Care Facilities
HDA      Hospital Development Authority
HE&H Higher Educational and Health
HE&HFHigher Educational and Housing Facilities
HFA      Housing Finance Agency
IDA      Industrial Development Agency
IDB      Industrial Development Board
IDC      Industrial Development Corporation
IDR      Industrial Development Revenue
IFPCFA   Industrial Facilities and Pollution Control Financing Authority
INFLOS   Inverse Floating Rate Securities
NYC      New York City
NYS      New York State
PARS     Periodic Auction Reset Securities
RIBS     Residual Interest Bonds
RITES    Residual Interest Tax Exempt Security
SCD      Statewide Communities Development
TASC     Tobacco Settlement Asset-Backed Bonds

To simplify the listings of securities, abbreviations are used per the table below:

1. Represents the current interest rate for a variable rate bond known as an
"inverse floater." See Note 1 of Notes to Financial Statements.
2. Identifies issues considered to be illiquid--See Note 6 of Notes to Financial
Statements.
3. Represents the current interest rate for a variable or increasing rate security.
4. When-issued security to be delivered and settled after September 30, 2002.
5. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $2,047,467 or 1.27% of the Fund's net assets as of September 30, 2002.

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES  September 30, 2002

-----------------------------------------------------------------------------------------------

 Assets
 Investments, at value (cost $166,792,307)--see accompanying statement         $ 172,115,093
-----------------------------------------------------------------------------------------------
 Cash                                                                                460,346
-----------------------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                                  5,666,125
 Interest                                                                          3,138,831
 Shares of beneficial interest sold                                                1,235,429
 Other                                                                                41,989
                                                                               ----------------
 Total assets                                                                    182,657,813

-----------------------------------------------------------------------------------------------
 Liabilities
 Payables and other liabilities:
 Investments purchased (including $13,575,072 purchased on a when-issued basis)   16,658,138
 Notes payable to bank (interest rate 2.625% at September 30, 2002)                3,600,000
 Dividends                                                                           407,130
 Distribution and service plan fees                                                   93,165
 Shares of beneficial interest redeemed                                               55,465
 Shareholder reports                                                                  49,807
 Transfer and shareholder servicing agent fees                                        15,783
 Trustees' compensation                                                                  577
 Other                                                                                31,348
                                                                               ----------------
 Total liabilities                                                                20,911,413

-----------------------------------------------------------------------------------------------
 Net Assets                                                                    $ 161,746,400
                                                                               ================

-----------------------------------------------------------------------------------------------
 Composition of Net Assets

 Par value of shares of beneficial interest                                    $      10,891
-----------------------------------------------------------------------------------------------
 Additional paid-in capital                                                      162,219,701
-----------------------------------------------------------------------------------------------
 Undistributed net investment income                                                 162,611
-----------------------------------------------------------------------------------------------
 Accumulated net realized loss on investment transactions                         (5,969,589)
-----------------------------------------------------------------------------------------------
 Net unrealized appreciation on investments                                        5,322,786
                                                                               ----------------
 Net Assets                                                                    $ 161,746,400
                                                                               ================

STATEMENT OF ASSETS AND LIABILITIES  Continued

----------------------------------------------------------------------------------------------
 Net Asset Value Per Share
 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $112,311,690 and 7,559,129 shares of beneficial interest outstanding)                $14.86
 Maximum offering price per share (net asset value plus sales charge of
 3.50% of offering price)                                                             $15.40
----------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $24,085,565
 and 1,622,065 shares of beneficial interest outstanding)                             $14.85
----------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $25,349,145
 and 1,710,147 shares of beneficial interest outstanding)                             $14.82

 See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS  For the Year Ended September 30, 2002

-------------------------------------------------------------------------------
 Investment Income
 Interest                                                          $ 8,403,968

-------------------------------------------------------------------------------
 Expenses
 Management fees                                                       689,836
-------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                               241,770
 Class B                                                               209,544
 Class C                                                               210,423
-------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                88,347
 Class B                                                                17,941
 Class C                                                                17,921
-------------------------------------------------------------------------------
 Shareholder reports                                                    39,533
-------------------------------------------------------------------------------
 Interest expense                                                       32,702
-------------------------------------------------------------------------------
 Custodian fees and expenses                                            12,564
-------------------------------------------------------------------------------
 Accounting service fees                                                12,000
-------------------------------------------------------------------------------
 Trustees' compensation                                                  9,032
-------------------------------------------------------------------------------
 Other                                                                  37,363
                                                                   ------------
 Total expenses                                                      1,618,976
 Less reduction to custodian expenses                                   (5,118)
 Less voluntary reimbursement of expenses                              (38,136)
                                                                   ------------
 Net expenses                                                        1,575,722

-------------------------------------------------------------------------------
 Net Investment Income                                               6,828,246

-------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)

 Net realized gain (loss) on:
 Investments                                                           906,134
 Closing of futures contracts                                         (346,008)
                                                                   ------------
 Net realized gain                                                     560,126
-------------------------------------------------------------------------------
 Net change in unrealized appreciation on investments                1,084,727
                                                                   ------------
 Net realized and unrealized gain                                    1,644,853

-------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations              $ 8,473,099
                                                                   ============

 See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

 Year Ended September 30,                                                2002          2001
--------------------------------------------------------------------------------------------

 Operations
 Net investment income                                           $  6,828,246  $  6,434,047
--------------------------------------------------------------------------------------------
 Net realized gain (loss)                                             560,126      (395,521)
--------------------------------------------------------------------------------------------
 Net change in unrealized appreciation                              1,084,727     4,240,189
                                                                 ---------------------------
 Net increase in net assets resulting from operations               8,473,099    10,278,715

--------------------------------------------------------------------------------------------
 Dividends and/or Distributions to Shareholders
 Dividends from net investment income:
 Class A                                                           (4,991,375)   (4,855,308)
 Class B                                                             (886,543)     (773,935)
 Class C                                                             (891,815)     (742,695)

--------------------------------------------------------------------------------------------
 Beneficial Interest Transactions
 Net increase (decrease) in net assets resulting from
 beneficial interest transactions:
 Class A                                                           10,410,653    (1,180,556)
 Class B                                                            4,327,595     1,024,890
 Class C                                                            5,446,946     1,820,600
--------------------------------------------------------------------------------------------
 Net Assets
 Total increase                                                    21,888,560     5,571,711
--------------------------------------------------------------------------------------------
 Beginning of period                                              139,857,840   134,286,129
                                                                 ---------------------------
 End of period [including undistributed net investment
 income of $162,611 and $104,098, respectively]                  $161,746,400  $139,857,840
                                                                 ===========================
OPPENHEIMER LIMITED TERM MUNICIPAL FUND

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer Limited Term Municipal Fund (the Fund) which operated under the name of Oppenheimer Intermediate Municipal Fund through September 29, 2002 is a separate series of Oppenheimer Municipal Fund, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high level of current income exempt from federal income tax. The Fund's investment advisor is
 OppenheimerFunds, Inc. (the Manager).

    The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities
 (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value.
 Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type"
 debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 Securities Purchased on a When-Issued (or Forward Commitment) Basis. Delivery
 and payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the
 Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its commitments.
 These transactions of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. As of September 30,
 2002, the Fund had entered into when-issued purchase commitments (or forward commitments) of $13,575,072.

24| OPPENHEIMER LIMITED TERM MUNICIPAL FUND

--------------------------------------------------------------------------------
 Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates.
 As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The
 Fund intends to invest no more than 20% of its total assets in inverse floaters. Inverse floaters amount to $15,918,200 as of September 30, 2002.
 Including the effect of leverage, inverse floaters represent 8.72% of the
 Fund's total assets as of September 30, 2002.
--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to continue to comply with provisions of the
 Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.
 Therefore, no federal income or excise tax provision is required.

 As of September 30, 2002, the Fund had available for federal income tax purposes an unused capital loss carryforward as follows:

         Expiring
         -------------------------
         2009           $5,969,589

--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
 Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

25 OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued

--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
 The tax character of distributions paid during the years ended September 30,
 2002 and September 30, 2001 was as follows:

                                           Year Ended          Year Ended
                                   September 30, 2002  September 30, 2001
                 --------------------------------------------------------
                 Distributions paid from:
                 Ordinary income           $6,769,733          $6,371,938
                 Long-term capital gain            --                  --
                 Return of capital                 --                  --
                                           ------------------------------
                 Total                     $6,769,733          $6,731,938
                                           ==============================

 As of September 30, 2002, the components of distributable earnings on a tax basis were as follows:

                 Undistributed net investment income   $   162,611
                 Accumulated net realized loss          (5,969,589)
                 Net unrealized appreciation             5,322,786
                                                       -----------
                 Total                                 $  (484,192)
                                                       ===========

--------------------------------------------------------------------------------
 Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date.
 Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

26| OPPENHEIMER LIMITED TERM MUNICIPAL FUND

--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest
 The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                            Year Ended September 30, 2002      Year Ended September 30, 2001
                                     Shares        Amount            Shares           Amount
----------------------------------------------------------------------------------------------

 Class A
 Sold                             1,990,241   $29,050,953         1,491,339     $ 21,763,611
 Dividends and/or
 distributions reinvested           249,395     3,627,486           245,277        3,571,928
 Redeemed                        (1,529,766)  (22,267,786)       (1,822,371)     (26,516,095)
                                --------------------------------------------------------------
 Net increase (decrease)            709,870   $10,410,653           (85,755)    $ (1,180,556)
                                ==============================================================

----------------------------------------------------------------------------------------------
 Class B
 Sold                               672,597   $ 9,807,594           344,374     $  5,029,852
 Dividends and/or
 distributions reinvested            34,560       502,236            32,863          478,430
 Redeemed                          (413,016)   (5,982,235)         (308,042)      (4,483,392)
                                --------------------------------------------------------------
 Net increase                       294,141   $ 4,327,595            69,195     $  1,024,890
                                ==============================================================

----------------------------------------------------------------------------------------------
 Class C
 Sold                               669,612   $ 9,749,542           376,581     $  5,480,486
 Dividends and/or
 distributions reinvested            39,981       580,154            34,545          502,143
 Redeemed                          (335,338)   (4,882,750)         (287,855)      (4,162,029)
                                --------------------------------------------------------------
 Net increase                       374,255   $ 5,446,946           123,271     $  1,820,600
                                ==============================================================

--------------------------------------------------------------------------------
 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended September 30, 2002, were
 $176,763,395 and $143,921,009, respectively.

 As of September 30, 2002, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $166,792,307 was composed of:

                     Gross unrealized appreciation     $5,797,067
                     Gross unrealized depreciation       (474,281)
                                                       ----------
                     Net unrealized appreciation       $5,322,786
                                                       ==========

 The difference between book-basis and tax-basis unrealized appreciation and depreciation, if applicable, is attributable primarily to the tax deferral of losses on wash sales, or return of capital dividends, and the realization for tax purposes of unrealized gain (loss) on certain futures contracts, investments in passive foreign investment companies, and forward foreign currency exchange contracts.

27| OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued

--------------------------------------------------------------------------------
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.50% of the first $100 million of average annual net assets, 0.45% of the next $150 million, 0.425% of the next $250 million, and 0.40% of average annual net assets in excess of $500 million. Effective January 1, 2002, the Manager has voluntarily agreed to waive advisory fees at an annual rate equal to 0.10% or
0.05%, as the case may be, of the Fund's average daily net assets if the Fund's trailing one year performance percentile at the end of the preceding quarter is in either the fourth or the fifth quintile of the Fund's Lipper peer group, respectively. The foregoing waiver is voluntary and may be terminated by the
Manager at any time.
--------------------------------------------------------------------------------
Accounting Fees. The Manager acts as the accounting agent for the Fund at an annual fee of $12,000, plus out-of-pocket costs and expenses reasonably incurred.
--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays
OFS a $22.50 per account fee.
   OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes, up to an annual rate of 0.35% of average net assets per class. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
Distribution and Service Plan (12B-1) Fees. Under its General Distributor's
Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor)
acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                         Aggregate        Class A   Concessions     Concessions     Concessions
                         Front-End      Front-End    on Class A      on Class B      on Class C
                     Sales Charges  Sales Charges        Shares          Shares          Shares
                        on Class A    Retained by   Advanced by     Advanced by     Advanced by
 Year Ended                 Shares    Distributor   Distributor(1)  Distributor(1)  Distributor(1)
------------------------------------------------------------------------------------------------

 September 30, 2002       $187,431        $56,500       $12,335       $131,411       $80,274

 1. The Distributor advances concession payments to dealers for certain sales of
 Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

                                             Class A        Class B        Class C
                                          Contingent      Contingent     Contingent
                                            Deferred        Deferred       Deferred
                                       Sales Charges   Sales Charges  Sales Charges
                                         Retained by     Retained by    Retained by
 Year Ended                              Distributor     Distributor    Distributor
------------------------------------------------------------------------------------

 September 30, 2002                           $2,764        $46,301         $5,423

28| OPPENHEIMER LIMITED TERM MUNICIPAL FUND

--------------------------------------------------------------------------------
 Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class
 A Shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of
 Class A shares of the Fund. For the year ended September 30, 2002, payments under the Class A Plan totaled $241,770, all of which were paid by the
 Distributor to recipients, and included $19,026 paid to an affiliate of the
 Manager. Any unreimbursed expenses the Distributor incurs with respect to Class
 A shares in any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------
 Distribution and Service Plans for Class B and Class C Shares. The Fund has
 adopted Distribution and Service Plans for Class B and Class C shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of
 0.75% per year on Class B shares and on Class C shares. The Distributor also receives a service fee of 0.25% per year under each plan.

 Distribution fees paid to the Distributor for the year ended September 30,
 2002, were as follows:

                                                                             Distributor's
                                                           Distributor's         Aggregate
                                                               Aggregate      Unreimbursed
                                                            Unreimbursed     Expenses as %
                         Total Payments  Amount Retained        Expenses     of Net Assets
                             Under Plan   by Distributor      Under Plan          of Class
--------------------------------------------------------------------------------------------

 Class B Plan                  $209,544         $164,139        $165,386              0.69%
 Class C Plan                   210,423           51,445         592,281              2.34

--------------------------------------------------------------------------------
 5. Futures Contracts
 A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date at a negotiated price. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices "financial futures" or debt securities "interest rate futures" in order to gain exposure to or to seek to protect against changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.
    The Fund generally sells futures contracts to hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying fixed income securities.
    Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

29| OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued

--------------------------------------------------------------------------------
 5. Futures Contracts Continued
    Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of
 Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported on the Statement of Operations as closing and expiration of futures contracts.
    Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.
--------------------------------------------------------------------------------
 6. Illiquid Securities
 As of September 30, 2002, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The
 Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of
 September 30, 2002 was $15,968,200, which represents 9.87% of the Fund's net assets.
--------------------------------------------------------------------------------
 7. Bank Borrowings
 The Fund may borrow up to 33 1/3% of its total assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. Effective August
 8, 2002, the Fund has entered into an agreement which enables it to participate with certain other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $250 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal
 Funds Rate plus 0.625%. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of
 0.09% per annum.
    The Fund had borrowings outstanding of $3,600,000 at September 30, 2002 at an interest rate of 2.625%. For the year ended September 30, 2002, the average monthly loan balance was $1,329,077 at an average interest rate of 2.426%. The
 Fund had gross borrowings and gross loan repayments of $48,100,000 and
 $44,500,000, respectively, during the year ended September 30, 2002. The maximum amount of borrowings outstanding at any month-end was $10,900,000. The
 Fund paid zero commitment fees during the year ended September 30, 2002.

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                   Appendix A

                       MUNICIPAL BOND RATINGS DEFINITIONS
                       ----------------------------------

Below are summaries of the rating definitions used by the  nationally-recognized rating agencies listed below for municipal  securities.  Those ratings represent the opinion of the agency as to the credit quality of issues that they rate. The summaries below are based upon  publicly-available  information  provided by the rating organizations.

Moody's Investors Service, Inc. ("Moody's")

LONG-TERM BOND RATINGS

Aaa:  Bonds  rated  "Aaa" are  judged  to be the best  quality.  They  carry the smallest degree of investment risk.  Interest  payments are protected by a large or by an exceptionally  stable margin and principal is secure. While the various protective  elements are likely to change,  the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group,  they  comprise  what are  generally  known as  high-grade bonds.  They are rated lower than the best bonds  because  margins of protection may not be as large as with Aaa securities or fluctuation of protective elements may be of greater  amplitude or there may be other  elements  present which make the long-term risk appear somewhat larger than the of "Aaa" securities.

A: Bonds rated "A" possess many  favorable  investment  attributes and are to be
considered  as  upper-medium-grade  obligations.   Factors  giving  security  to
principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds rated "Baa" are considered  medium-grade  obligations;  that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective  elements may be lacking or may be  characteristically  unreliable over any great length of time.
Such bonds lack  outstanding  investment  characteristics  and have  speculative characteristics as well.

Ba:  Bonds  rated "Ba" are judged to have  speculative  elements.  Their  future cannot  be  considered  well-assured.  Often  the  protection  of  interest  and principal  payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position  characterizes bonds in this class.

B: Bonds rated "B" generally lack  characteristics of the desirable  investment.
Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa:  Bonds rated "Caa" are of poor  standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca:  Bonds rated "Ca"  represent  obligations  which are  speculative  in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds  rated "C" are the lowest  class of rated  bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Con. (...): Bonds for which the security  depends on the completion of some act or the  fulfillment  of some  condition  are rated  conditionally.  These bonds are secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating  experience,  (c) rentals that begin when facilities are completed,  or (d) payments to which some other limiting condition attaches. The
parenthetical   rating  denotes  probable  credit  stature  upon  completion  of construction or elimination of the basis of the condition.

Moody's  applies  numerical  modifiers  1,  2,  and  3 in  each  generic  rating classification  from "Aa" through  "Caa." The modifier  "1"  indicates  that the obligation ranks in the higher end of its generic rating category;  the modifier
"2" indicates a mid-range  ranking;  and the modifier "3" indicates a ranking in the lower end of that generic rating category. Advanced refunded issues that are secured by certain assets are identified with a # symbol.

SHORT-TERM RATINGS - U.S. TAX-EXEMPT MUNICIPALS

There are three ratings for short-term  obligations  that are investment  grade.
Short-term speculative obligations are designated "SG." For variable rate demand obligations,  a  two-component  rating  is  assigned.  The first  (MIG)  element represents  an  evaluation  by  Moody's of the  degree of risk  associated  with scheduled principal and interest payments.  The second element (VMIG) represents an evaluation of the degree of risk associated with the demand feature.

MIG 1/VMIG 1: Denotes superior credit quality.  Excellent protection is afforded by established  cash flows,  highly reliable  liquidity  support or demonstrated broad-based access to the market for refinancing..

MIG 2/VMIG 2: Denotes  strong credit  quality.  Margins of protection  are ample although not as large as in the preceding group.

MIG  3/VMIG 3:  Denotes  acceptable  credit  quality.  Liquidity  and  cash-flow protection may be narrow, and market access for refinancing is likely to be less well established.

SG: Denotes  speculative-grade credit quality. Debt instruments in this category may lack margins of protection.

Standard & Poor's Ratings  Services,  a division of The  McGraw-Hill  Companies,
Inc. ("Standard & Poor's")

LONG-TERM CREDIT RATINGS

AAA: Bonds rated `AAA' has the highest rating assigned by Standard & Poor's.
The  obligor's  capacity to meet its financial  commitment on the  obligation is extremely strong.

AA: Bonds rated `AA' differs from the  highest-rated  obligations  only in small degree.  The  obligor's  capacity  to  meet  its  financial  commitment  on  the obligation is very strong.

A: Bonds rated `A' are  somewhat  more  susceptible  to the  adverse  effects of
changes  in   circumstances   and  economic   conditions  than   obligations  in
higher-rated  categories.  However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: Bonds rated `BBB' exhibits adequate protection parameters. However, adverse economic  conditions  or  changing  circumstances  are more  likely to lead to a weakened  capacity  of the  obligor  to meet  its  financial  commitment  on the obligation.

BB, B, CCC, CC, and C

Obligations  rated  `BB',  `B',  `CCC',  `CC',  and `C' are  regarded  as having significant  speculative  characteristics.  `BB'  indicates  the least degree of speculation and `C' the highest.  While such  obligations  will likely have some quality  and  protective  characteristics,  these  may be  outweighed  by  large uncertainties or major exposures to adverse conditions.

BB: Bonds rated `BB' are less  vulnerable to nonpayment  than other  speculative issues.  However,  it faces major ongoing  uncertainties  or exposure to adverse business,  financial, or economic conditions,  which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: Bonds rated `B' are more  vulnerable to  nonpayment  than  obligations  rated
`BB',  but  the  obligor  currently  has the  capacity  to  meet  its  financial
commitment  on  the  obligation.   Adverse  business,   financial,  or  economic
conditions will likely impair the obligor's  capacity or willingness to meet its financial commitment on the obligation.

CCC: Bonds rated `CCC' are currently  vulnerable to nonpayment and are dependent upon favorable business,  financial,  and economic conditions for the obligor to meet its  financial  commitment  on the  obligation.  In the  event  of  adverse business,  financial, or economic conditions,  the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: Bonds rated `CC' are currently highly vulnerable to nonpayment.

C: The `C' rating may be used to cover a situation  where a bankruptcy  petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D: Bonds rated `D' are in payment default.  The `D' rating category is used when payments on an  obligation  are not made on the date due even if the  applicable grace period has not expired,  unless  Standard &  Poor's believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a  bankruptcy  petition or the taking of a similar  action if payments on an obligation are jeopardized.

The  ratings  from `AA' to `CCC' may be  modified  by the  addition of a plus or minus sign to show relative standing within the major rating categories.
c: The `c' subscript is used to provide additional information to investors that the  bank  may  terminate  its  obligation  to  purchase  tendered  bonds if the long-term credit rating of the issuer is below an investment-grade  level and/or the issuer's bonds are deemed taxable.
p: The letter `p' indicates that the rating is provisional. A provisional rating assumes the  successful  completion  of the  project  financed by the debt being rated and  indicates  that  payment of debt service  requirements  is largely or entirely dependent upon the successful,  timely completion of the project.  This rating, however, while addressing credit quality subsequent to completion of the project,  makes no comment  on the  likelihood  of or the risk of  default  upon failure of such  completion.  The investor should exercise his own judgment with respect to such likelihood and risk.
r: The `r' highlights  derivative,  hybrid,  and certain other  obligations that
Standard  &   Poor's   believes  may  experience  high  volatility  or  high
variability in expected returns as a result of noncredit risks. Examples of such obligations  are  securities  with  principal  or  interest  return  indexed  to
equities,   commodities,   or  currencies;   certain  swaps  and  options;   and
interest-only  and  principal-only  mortgage  securities.  The absence of an `r'
symbol should not be taken as an indication  that an obligation  will exhibit no volatility or variability in total return. Short-Term Issue Credit Ratings

SP-1: Strong capacity to pay principal and interest. An issue with a very strong capacity to pay debt service is given a (+) designation.

SP-2:   Satisfactory   capacity  to  pay  principal  and  interest,   with  some
vulnerability  to adverse  financial  and economic  changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Fitch, Inc.

INTERNATIONAL LONG-TERM CREDIT RATINGS

Investment Grade:

AAA:  Highest Credit  Quality.  "AAA" ratings  denote the lowest  expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit  Quality.  "AA" ratings  denote a very low  expectation  of credit  risk.  They  indicate  a very  strong  capacity  for  timely  payment of
financial  commitments.   This  capacity  is  not  significantly  vulnerable  to
foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial  commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality.  "BBB" ratings  indicate that there is currently a low expectation  of credit  risk.  The  capacity  for timely  payment  of  financial commitments is considered adequate,  but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.  This is the lowest investment-grade category.

Speculative Grade:

BB:  Speculative.  "BB" ratings  indicate that there is a possibility  of credit risk  developing,  particularly  as the result of adverse  economic  change over time.  However,  business or  financial  alternatives  may be available to allow financial  commitments  to be met.  Securities  rated in this  category  are not investment grade.

B: Highly  Speculative.  "B" ratings  indicate that  significant  credit risk is present,  but a limited  margin of safety  remains.  Financial  commitments  are currently being met. However,  capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC,  CC C: High  Default  Risk.  Default is a real  possibility.  Capacity  for meeting  financial  commitments  is solely  reliant  upon  sustained,  favorable business or economic developments.  A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default.  The ratings of  obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or
liquidation  of  the  obligor.   While  expected   recovery  values  are  highly
speculative  and cannot be estimated with any precision,  the following serve as general  guidelines.  "DDD" obligations have the highest potential for recovery, around  90%-100% of  outstanding  amounts and accrued  interest.  "DD" indicates potential  recoveries  in the  range of  50%-90%,  and "D" the  lowest  recovery potential, i.e., below 50%.

Entities  rated  in  this  category  have  defaulted  on  some  or all of  their obligations.  Entities  rated "DDD" have the highest  prospect for resumption of performance  or  continued  operation  with or  without a formal  reorganization process.  Entities  rated  "DD"  and  "D"  are  generally  undergoing  a  formal reorganization or liquidation process;  those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

Plus (+) and  minus  (-)  signs  may be  appended  to a rating  symbol to denote relative status within the major rating categories. Plus and minus signs are not added to the "AAA"  category or to  categories  below  "CCC," nor to  short-term ratings other than "F1" (see below).

INTERNATIONAL SHORT-TERM CREDIT RATINGS

F1: Highest credit quality.  Strongest  capacity for timely payment of financial commitments.  May have an added "+" to denote any  exceptionally  strong  credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments,  but the  margin of safety is not as great as in the case of higher ratings.

F3: Fair credit quality. Capacity for timely payment of financial commitments is adequate.  However,  near-term  adverse  changes  could result in a reduction to non-investment grade.

B:  Speculative.  Minimal capacity for timely payment of financial  commitments, plus  vulnerability  to  near-term  adverse  changes in  financial  and economic conditions.

C: High  default  risk.  Default is a real  possibility.  Capacity  for  meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

                                   Appendix B

                     Municipal Bond Industry Classifications

Adult Living Facilities
Airlines
Education
Electric Utilities
Gas Utilities
General Obligation
Higher Education
Highways/Railways
Hospital/Healthcare
Hotels, Restaurants & Leisure
Manufacturing, Durable Goods
Manufacturing, Non Durable Goods
Marine/Aviation Facilities
Multi-Family Housing
Municipal Leases
Non Profit Organization
Paper, Containers & Packaging
Parking Fee Revenue
Pollution Control
Resource Recovery
Sales Tax Revenue
Sewer Utilities
Single Family Housing
Special Assessment
Special Tax
Sports Facility Revenue
Student Loans
Telephone Utilities
Tobacco
Water Utilities

                                   Appendix C

         OppenheimerFunds Special Sales Charge Arrangements and Waivers
         --------------------------------------------------------------

In certain cases,  the initial sales charge that applies to purchases of Class A shares1 of the  Oppenheimer  funds or the contingent  deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.2  That is because of the  economies of sales  efforts  realized by  OppenheimerFunds  Distributor,
Inc.,  (referred  to in this  document as the  "Distributor"),  or by dealers or other  financial  institutions  that offer  those  shares to certain  classes of investors.

Not all waivers apply to all funds. For example,  waivers relating to Retirement
Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not  available  for  purchase  by or on behalf of  retirement  plans.  Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers  described  below and in the  Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:
     1)   plans  qualified  under  Sections  401(a) or  401(k)  of the  Internal
          Revenue Code,
     2)   non-qualified deferred compensation plans,
     3)   employee benefit plans3
     4)   Group Retirement Plans4
     5)   403(b)(7) custodial plan accounts
     6)   Individual  Retirement Accounts ("IRAs"),  including traditional IRAs,
          Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The  interpretation  of these  provisions as to the  applicability  of a special arrangement  or waiver in a  particular  case is in the sole  discretion  of the
Distributor or the transfer agent (referred to in this document as the "Transfer
Agent")  of  the  particular   Oppenheimer   fund.  These  waivers  and  special
arrangements  may be amended or terminated at any time by a particular fund, the
Distributor, and/or OppenheimerFunds,  Inc. (referred to in this document as the
"Manager").

Waivers  that apply at the time shares are  redeemed  must be  requested  by the shareholder and/or dealer in the redemption request. I.

   Applicability of Class A Contingent Deferred Sales Charges in Certain Cases
--------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to Initial
Sales Charge but May Be Subject to the Class A Contingent  Deferred Sales Charge
(unless a waiver applies).

     There is no initial  sales  charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent  deferred  sales charge if redeemed  within 18 months (24 months in the case of Oppenheimer  Rochester National  Municipals and
Rochester  Fund  Municipals)  of the  beginning of the  calendar  month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix  applies to the  redemption).  Additionally,  on shares  purchased under these  waivers that are subject to the Class A contingent  deferred  sales charge,  the  Distributor  will pay the applicable  concession  described in the
Prospectus  under  "Class A  Contingent  Deferred  Sales  Charge."5  This waiver provision applies to:
     |_|  Purchases of Class A shares aggregating $1 million or more.
     |_|  Purchases of Class A shares by a Retirement Plan that was permitted to purchase  such shares at net asset  value but subject to a  contingent deferred  sales charge  prior to March 1, 2001.  That  included  plans
          (other than IRA or 403(b)(7)  Custodial  Plans) that: 1) bought shares costing  $500,000 or more,  2) had at the time of purchase 100 or more eligible  employees  or total plan assets of  $500,000 or more,  or 3)
          certified  to the  Distributor  that it  projects  to have annual plan purchases of $200,000 or more.
     |_|  Purchases  by  an  OppenheimerFunds-sponsored  Rollover  IRA,  if  the purchases  are made: 1) through a broker,  dealer,  bank or registered investment  adviser  that  has  made  special  arrangements  with  the
          Distributor  for  those  purchases,  or 2) by a direct  rollover  of a distribution from a qualified  Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
     |_|  Purchases of Class A shares by  Retirement  Plans that have any of the following record-keeping arrangements:
          1)   The record  keeping is performed by Merrill  Lynch Pierce  Fenner
               &  Smith,  Inc.  ("Merrill Lynch") on a daily valuation basis for the  Retirement  Plan. On the date the plan sponsor signs the record-keeping  service  agreement with Merrill  Lynch,  the Plan must have $3 million or more of its assets invested in (a) mutual funds,  other  than those  advised  or  managed by Merrill  Lynch
               Investment  Management,  L.P.  ("MLIM"),  that are made available under a Service  Agreement  between  Merrill Lynch and the mutual fund's  principal  underwriter  or  distributor,  and  (b)  funds advised or managed  by MLIM (the funds  described  in (a) and (b)
               are referred to as "Applicable Investments").
          2)   The record  keeping for the  Retirement  Plan is  performed  on a daily  valuation  basis by a record  keeper  whose  services  are provided under a contract or  arrangement  between the Retirement
               Plan and Merrill  Lynch.  On the date the plan sponsor  signs the record keeping  service  agreement  with Merrill Lynch,  the Plan must have $3  million  or more of its  assets  (excluding  assets
               invested  in  money   market   funds)   invested  in   Applicable
               Investments.
          3)   The record  keeping  for a  Retirement  Plan is  handled  under a service  agreement  with  Merrill  Lynch and on the date the plan sponsor signs that  agreement,  the Plan has 500 or more eligible employees (as  determined  by the Merrill  Lynch plan  conversion manager).

II. Waivers of Class A Sales Charges of Oppenheimer Funds
--------------------------------------------------------------------------------

A.  Waivers of  Initial  and  Contingent  Deferred  Sales  Charges  for  Certain
Purchasers.

Class A shares purchased by the following investors are not subject to any Class
A sales  charges  (and  no  concessions  are  paid  by the  Distributor  on such purchases):
|_| The Manager or its affiliates.
|_| Present or former  officers,  directors,  trustees and employees  (and their
"immediate  families")  of  the  Fund,  the  Manager  and  its  affiliates,  and retirement plans  established by them for their  employees.  The term "immediate family" refers to one's spouse, children, grandchildren,  grandparents, parents, parents-in-law,  brothers and sisters,  sons- and daughters-in-law,  a sibling's spouse, a spouse's siblings,  aunts,  uncles,  nieces and nephews;  relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
|_|  Registered  management  investment  companies,   or  separate  accounts  of
insurance  companies having an agreement with the Manager or the Distributor for that purpose.
|_| Dealers or brokers that have a sales agreement with the Distributor, if they purchase  shares  for  their  own  accounts  or for  retirement  plans for their employees.
|_| Employees and registered  representatives  (and their spouses) of dealers or brokers  described above or financial  institutions that have entered into sales arrangements  with such dealers or brokers (and which are  identified as such to the  Distributor)  or with the  Distributor.  The purchaser  must certify to the
Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
|_| Dealers,  brokers, banks or registered investment advisors that have entered into an agreement with the  Distributor  providing  specifically  for the use of shares of the Fund in particular  investment  products  made  available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
|_|  Investment  advisors  and  financial  planners  who  have  entered  into an agreement  for this  purpose  with the  Distributor  and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
|_| "Rabbi trusts" that buy shares for their own accounts,  if the purchases are made  through a broker or agent or other  financial  intermediary  that has made special arrangements with the Distributor for those purchases.
|_| Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts  may  also  purchase  shares  without  sales  charge  but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial  intermediary with which the  Distributor  has made such special  arrangements . Each of these investors  may be charged a fee by the broker,  agent or financial  intermediary for purchasing shares.
|_| Directors,  trustees,  officers or full-time  employees of OpCap Advisors or its affiliates,  their relatives or any trust, pension,  profit sharing or other benefit plan which beneficially owns shares for those persons.
|_| Accounts for which Oppenheimer  Capital (or its successor) is the investment advisor (the  Distributor  must be advised of this  arrangement) and persons who are directors or trustees of the company or trust which is the beneficial  owner of such accounts.
|_| A unit investment trust that has entered into an appropriate  agreement with the Distributor.
|_| Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the  Distributor  to sell shares to defined  contribution employee  retirement  plans for which the dealer,  broker or investment  adviser provides administration services.
|_|Retirement  Plans and  deferred  compensation  plans and trusts  used to fund those plans (including,  for example,  plans qualified or created under sections
401(a),  401(k),  403(b) or 457 of the Internal  Revenue Code),  in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_| A TRAC-2000  401(k) plan  (sponsored by the former Quest for Value Advisors)
whose Class B or Class C shares of a Former Quest for Value Fund were  exchanged for Class A shares of that Fund due to the  termination of the Class B and Class
C TRAC-2000 program on November 24, 1995.
|_| A qualified  Retirement Plan that had agreed with the former Quest for Value
Advisors  to purchase  shares of any of the Former  Quest for Value Funds at net asset  value,  with such shares to be held  through  DCXchange,  a  sub-transfer agency mutual fund clearinghouse,  if that arrangement was consummated and share purchases commenced by December 31, 1996.

B.  Waivers  of  Initial  and  Contingent  Deferred  Sales  Charges  in  Certain
Transactions.

Class A shares issued or purchased in the following transactions are not subject to  sales  charges  (and no  concessions  are  paid by the  Distributor  on such purchases):

|_|  Shares  issued  in  plans  of  reorganization,   such  as  mergers,   asset
acquisitions and exchange offers, to which the Fund is a party.
|_| Shares  purchased by the  reinvestment  of dividends or other  distributions reinvested from the Fund or other Oppenheimer funds (other than Oppenheimer Cash
Reserves) or unit investment  trusts for which  reinvestment  arrangements  have been made with the Distributor.
|_| Shares  purchased  through a  broker-dealer  that has entered into a special agreement with the  Distributor to allow the broker's  customers to purchase and pay for shares of Oppenheimer funds using the proceeds of shares redeemed in the prior 30 days from a mutual fund  (other  than a fund  managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid. This waiver also applies to shares  purchased by exchange of shares of  Oppenheimer  Money Market Fund,  Inc. that were purchased and paid for in this  manner.  This waiver must be requested  when the purchase  order is placed for shares of the Fund,  and the  Distributor  may  require  evidence  of qualification for this waiver.
|_| Shares  purchased  with the  proceeds  of  maturing  principal  units of any
Qualified Unit Investment Liquid Trust Series.
|_| Shares  purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

C.  Waivers  of the  Class  A  Contingent  Deferred  Sales  Charge  for  Certain
Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
|_| To make Automatic  Withdrawal Plan payments that are limited  annually to no more than 12% of the account value adjusted annually.
|_|  Involuntary  redemptions  of  shares  by  operation  of law or  involuntary redemptions of small accounts  (please refer to  "Shareholder  Account Rules and
Policies," in the applicable fund Prospectus).
|_| For distributions  from Retirement  Plans,  deferred  compensation  plans or other employee benefit plans for any of the following purposes:
          1)   Following  the death or  disability  (as defined in the  Internal
               Revenue Code) of the  participant  or  beneficiary.  The death or
               disability  must  occur  after  the  participant's   account  was
               established.
          2)   To return excess contributions.
          3)   To return contributions made due to a mistake of fact.
          4)   Hardship withdrawals, as defined in the plan.6
          5)   Under a Qualified  Domestic  Relations  Order,  as defined in the
               Internal  Revenue  Code,  or, in the case of an IRA, a divorce or separation  agreement  described in Section 71(b) of the Internal
               Revenue Code.
          6)   To meet the minimum  distribution  requirements  of the  Internal
               Revenue Code.
          7)   To make  "substantially  equal periodic payments" as described in
               Section 72(t) of the Internal Revenue Code.
          8)   For loans to participants or beneficiaries.
          9)   Separation from service.7
          10)  Participant-directed  redemptions to purchase  shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special  arrangements  with the
               Distributor.
          11)  Plan termination or "in-service distributions," if the redemption
               proceeds      are     rolled     over      directly     to     an
               OppenheimerFunds-sponsored IRA.

|_| For distributions  from 401(k) plans sponsored by  broker-dealers  that have entered into a special agreement with the Distributor allowing this waiver.
|_| For  distributions  from  retirement  plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.
|_| For distributions  from retirement plans which are part of a retirement plan
product  or  platform  offered  by  certain  banks,  broker-dealers,   financial
advisors,  insurance  companies  or record  keepers  which have  entered  into a special agreement with the Distributor.

III. Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer Funds
--------------------------------------------------------------------------------

The Class B, Class C and Class N contingent  deferred  sales charges will not be applied to shares  purchased  in certain  types of  transactions  or redeemed in certain circumstances described below.

A.   Waivers for Redemptions in Certain Cases.

The Class B,  Class C and Class N  contingent  deferred  sales  charges  will be waived for redemptions of shares in the following cases:
|_| Shares redeemed  involuntarily,  as described in "Shareholder  Account Rules and Policies," in the applicable Prospectus.
|_| Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder.  The death or disability must have occurred after the account was established,  and for disability you must provide evidence of a determination of disability by the Social Security Administration.
|_| The contingent deferred sales charges are generally not waived following the death or disability of a grantor or trustee for a trust account.  The contingent deferred  sales  charges will only be waived in the limited case of the death of the trustee of a grantor  trust or revocable  living trust for which the trustee is also the sole  beneficiary.  The death or disability must have occurred after the account was  established,  and for disability you must provide evidence of a determination of disability by the Social Security Administration.
|_|  Distributions  from  accounts  for which the  broker-dealer  of record  has entered into a special agreement with the Distributor allowing this waiver.
|_|  Redemptions  of Class B shares held by  Retirement  Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent  record keeper under a contract with Merrill Lynch.
|_|  Redemptions of Class C shares of  Oppenheimer  U.S.  Government  Trust from accounts of clients of financial  institutions  that have entered into a special arrangement with the Distributor for this purpose.
|_|  Redemptions  requested in writing by a  Retirement  Plan sponsor of Class C shares of an Oppenheimer  fund in amounts of $500,000 or more and made more than
12 months after the Retirement  Plan's first purchase of Class C shares,  if the redemption  proceeds are  invested in Class N shares of one or more  Oppenheimer funds.
|_| Distributions8 from Retirement Plans or other employee benefit plans for any of the following  purposes:
          1)   Following  the death or  disability  (as defined in the  Internal
               Revenue Code) of the  participant  or  beneficiary.  The death or
               disability  must  occur  after  the  participant's   account  was
               established in an Oppenheimer fund.
          2)   To return excess contributions made to a participant's account.
          3)   To return contributions made due to a mistake of fact.
          4)   To make hardship withdrawals, as defined in the plan.9
          5)   To  make  distributions   required  under  a  Qualified  Domestic
               Relations  Order  or,  in  the  case  of an  IRA,  a  divorce  or separation  agreement  described in Section 71(b) of the Internal
               Revenue Code.
          6)   To meet the minimum  distribution  requirements  of the  Internal
               Revenue Code.
          7)   To make  "substantially  equal periodic payments" as described in
               Section 72(t) of the Internal Revenue Code.
          8)   For loans to participants or beneficiaries.10
          9)   On account of the participant's separation from service.11
          10)  Participant-directed  redemptions to purchase  shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a Retirement Plan if the plan has made special arrangements with the Distributor.
          11)  Distributions   made  on  account  of  a  plan   termination   or
               "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
          12)  For distributions from a participant's account under an Automatic
               Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the  distributions  does not exceed 10% of the account's value, adjusted annually.
          13)  Redemptions of Class B shares under an Automatic  Withdrawal Plan for an account  other than a Retirement  Plan,  if the  aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
          14)  For  distributions  from 401(k) plans sponsored by broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.

|_|  Redemptions  of  Class B  shares  or  Class C  shares  under  an  Automatic
Withdrawal  Plan from an account  other than a Retirement  Plan if the aggregate value  of the  redeemed  shares  does  not  exceed  10% of the  account's  value annually.

B.   Waivers for Shares Sold or Issued in Certain Transactions.

The  contingent  deferred  sales  charge  is also  waived on Class B and Class C shares sold or issued in the following cases:
|_| Shares sold to the Manager or its affiliates.
|_| Shares  sold to  registered  management  investment  companies  or  separate accounts of  insurance  companies  having an  agreement  with the Manager or the
Distributor for that purpose.
|_| Shares issued in plans of reorganization to which the Fund is a party.
|_| Shares sold to present or former officers,  directors, trustees or employees
(and their  "immediate  families" as defined above in Section I.A.) of the Fund, the Manager and its  affiliates  and  retirement  plans  established by them for their employees.

IV. Special Sales Charge  Arrangements for  Shareholders of Certain  Oppenheimer
Funds   Who   Were    Shareholders    of   Former    Quest   for   Value   Funds
--------------------------------------------------------------------------------

The initial and contingent  deferred sales charge rates and waivers for Class A,
Class  B and  Class  C  shares  described  in the  Prospectus  or  Statement  of
Additional  Information of the Oppenheimer funds are modified as described below for certain  persons who were  shareholders of the former Quest for Value Funds.
To be eligible,  those persons must have been shareholders on November 24, 1995, when OppenheimerFunds,  Inc. became the investment advisor to those former Quest for Value Funds. Those funds include:

     Oppenheimer Quest Value Fund, Inc.
Oppenheimer Small Cap Value Fund
     Oppenheimer Quest Balanced Value Fund
Oppenheimer Quest Global Value Fund, Inc.
     Oppenheimer Quest Opportunity Value Fund

These  arrangements  also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on November 24, 1995:

     Quest for Value U.S. Government Income Fund
Quest for Value New York Tax-Exempt Fund
     Quest for Value Investment Quality Income Fund
Quest for Value National Tax-Exempt Fund
     Quest for Value Global Income Fund
Quest for Value California Tax-Exempt Fund

     All of the funds  listed  above are  referred  to in this  Appendix  as the
"Former Quest for Value Funds." The waivers of initial and  contingent  deferred sales charges  described in this Appendix apply to shares of an Oppenheimer fund that are either:
|_|  acquired  by such  shareholder  pursuant  to an  exchange  of  shares of an
Oppenheimer fund that was one of the Former Quest for Value Funds, or
|_| purchased by such  shareholder by exchange of shares of another  Oppenheimer fund that were  acquired  pursuant to the merger of any of the Former  Quest for
Value Funds into that other Oppenheimer fund on November 24, 1995.

A.   Reductions or Waivers of Class A Sales Charges.

|X| Reduced  Class A Initial  Sales  Charge  Rates for Certain  Former Quest for
Value Funds Shareholders.

Purchases by Groups and Associations. The following table sets forth the initial sales  charge rates for Class A shares  purchased  by members of  "Associations"
formed for any purpose other than the purchase of  securities.  The rates in the table apply if that Association  purchased shares of any of the Former Quest for
Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

-------------------------------- ---------------------------- --------------------------------- ---------------------
Number of Eligible Employees     Initial Sales Charge as a    Initial Sales Charge as a % of    Concession as % of
or Members                       % of Offering Price          Net Amount Invested               Offering Price
-------------------------------- ---------------------------- --------------------------------- ---------------------
-------------------------------- ---------------------------- --------------------------------- ---------------------
9 or Fewer                                  2.50%                          2.56%                       2.00%
-------------------------------- ---------------------------- --------------------------------- ---------------------
-------------------------------- ---------------------------- --------------------------------- ---------------------
At least  10 but not more  than             2.00%                          2.04%                       1.60%
49
-------------------------------- ---------------------------- --------------------------------- ---------------------

-------------------------------------------------------------------------------------------------------------------

     For  purchases  by  Associations  having 50 or more  eligible  employees or members,  there is no initial  sales charge on purchases of Class A shares,  but those  shares  are  subject  to the Class A  contingent  deferred  sales  charge described in the applicable fund's Prospectus.

     Purchases made under this  arrangement  qualify for the lower of either the sales charge rate in the table based on the number of members of an Association, or the sales charge rate that applies under the Right of Accumulation  described in the applicable  fund's  Prospectus  and Statement of Additional  Information.
Individuals who qualify under this arrangement for reduced sales charge rates as members  of  Associations  also may  purchase  shares  for their  individual  or custodial  accounts at these  reduced  sales charge  rates,  upon request to the
Distributor.

|X| Waiver of Class A Sales  Charges  for Certain  Shareholders.  Class A shares purchased by the  following  investors are not subject to any Class A initial or contingent deferred sales charges:

(10)  Shareholders who were  shareholders of the AMA Family of Funds on February
28, 1991 and who  acquired  shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
(11)  Shareholders  who  acquired  shares of any Former  Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

|X| Waiver of Class A Contingent Deferred Sales Charge in Certain  Transactions.
The Class A contingent  deferred  sales charge will not apply to  redemptions of
Class A shares purchased by the following investors who were shareholders of any
Former Quest for Value Fund:

     Investors  who  purchased  Class A shares  from a dealer that is or was not permitted  to receive a sales load or  redemption  fee imposed on a  shareholder with  whom  that  dealer  has  a  fiduciary  relationship,  under  the  Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

B.   Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

|X| Waivers for  Redemptions of Shares  Purchased Prior to March 6, 1995. In the
following  cases,  the  contingent  deferred  sales  charge  will be waived  for redemptions  of Class A, Class B or Class C shares of an  Oppenheimer  fund. The shares must have been  acquired  by the merger of a Former  Quest for Value Fund into the fund or by exchange  from an  Oppenheimer  fund that was a Former Quest for Value Fund or into  which  such fund  merged.  Those  shares  must have been purchased prior to March 6, 1995 in connection with:

          (12) withdrawals  under an  automatic  withdrawal  plan  holding  only either  Class B or Class C shares if the annual  withdrawal  does not  exceed  10% of the  initial  value  of  the  account  value, adjusted annually, and
          (13) liquidation of a shareholder's account if the aggregate net asset value of shares  held in the  account  is less than the  required minimum value of such accounts.

|X| Waivers for  Redemptions  of Shares  Purchased on or After March 6, 1995 but
Prior to November 24, 1995.  In the following  cases,  the  contingent  deferred sales  charge  will be waived  for  redemptions  of Class A,  Class B or Class C shares of an Oppenheimer  fund. The shares must have been acquired by the merger of a  Former  Quest  for  Value  Fund  into  the  fund  or by  exchange  from an
Oppenheimer  fund  that was a Former  Quest For Value  Fund or into  which  such
Former Quest for Value Fund merged.  Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
          (14) redemptions   following   the   death   or   disability   of  the
               shareholder(s)   (as  evidenced  by  a  determination   of  total
               disability by the U.S. Social Security Administration);
          (15) withdrawals  under an  automatic  withdrawal  plan  (but only for
               Class B or Class C shares)  where the annual  withdrawals  do not exceed 10% of the initial  value of the account  value;  adjusted annually, and
          (16) liquidation of a shareholder's account if the aggregate net asset value of shares  held in the  account  is less than the  required minimum account value.

     A shareholder's  account will be credited with the amount of any contingent deferred  sales charge paid on the redemption of any Class A, Class B or Class C shares of the  Oppenheimer  fund  described  in this section if the proceeds are invested  in the same Class of shares in that fund or another  Oppenheimer  fund within 90 days after redemption.

V. Special Sales Charge  Arrangements  for  Shareholders of Certain  Oppenheimer
Funds Who Were  Shareholders of Connecticut  Mutual  Investment  Accounts,  Inc.
--------------------------------------------------------------------------------

The initial and  contingent  deferred  sale charge rates and waivers for Class A and Class B shares described in the respective  Prospectus (or this Appendix) of the  following  Oppenheimer  funds  (each is  referred  to as a  "Fund"  in this section):
Oppenheimer U. S. Government Trust,
Oppenheimer Bond Fund,
Oppenheimer Value Fund and
Oppenheimer Disciplined Allocation Fund

are  modified  as  described  below  for  those  Fund   shareholders   who  were
shareholders  of the  following  funds  (referred to as the "Former  Connecticut
Mutual  Funds")  on  March 1,  1996,  when  OppenheimerFunds,  Inc.  became  the investment adviser to the Former Connecticut Mutual Funds:
  Connecticut Mutual Liquid Account      Connecticut Mutual Total Return Account
     Connecticut Mutual Government Securities Account
CMIA LifeSpan Capital Appreciation Account
     Connecticut Mutual Income Account
CMIA LifeSpan Balanced Account
     Connecticut Mutual Growth Account
CMIA Diversified Income Account

A.   Prior Class A CDSC and Class A Sales Charge Waivers.

|X| Class A Contingent Deferred Sales Charge. Certain shareholders of a Fund and the other  Former  Connecticut  Mutual  Funds are  entitled  to continue to make additional  purchases  of Class A shares  at net asset  value  without a Class A initial  sales  charge,  but subject to the Class A  contingent  deferred  sales charge that was in effect  prior to March 18,  1996 (the "prior  Class A CDSC").
Under the prior Class A CDSC,  if any of those  shares are  redeemed  within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current  market value or the original  purchase  price of the shares  sold,  whichever  is smaller  (in such  redemptions,  any shares not subject to the prior Class A CDSC will be redeemed first).

         Those shareholders who are eligible for the prior Class A CDSC are:
          1)   persons  whose  purchases  of Class A shares  of a Fund and other
               Former  Connecticut Mutual Funds were $500,000 prior to March 18,
               1996,  as a result of direct  purchases or purchases  pursuant to
               the  Fund's   policies  on  Combined   Purchases   or  Rights  of
               Accumulation,  who still hold those  shares in that Fund or other
               Former Connecticut Mutual Funds, and
          2)   persons whose intended  purchases  under a Statement of Intention entered  into prior to March 18,  1996,  with the former  general distributor  of the Former  Connecticut  Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

     Any of the Class A shares of a Fund and the other Former Connecticut Mutual
Funds that were  purchased  at net asset value prior to March 18,  1996,  remain subject to the prior Class A CDSC, or if any additional  shares are purchased by those  shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

|X| Class A Sales  Charge  Waivers.  Additional  Class A shares of a Fund may be purchased  without a sales  charge,  by a person who was in one (or more) of the categories  below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
          1)   any purchaser,  provided the total initial amount invested in the
               Fund or any one or more of the Former  Connecticut  Mutual  Funds totaled $500,000 or more, including  investments made pursuant to the Combined  Purchases,  Statement  of  Intention  and Rights of
               Accumulation  features  available  at the  time  of  the  initial purchase and such  investment is still held in one or more of the
               Former  Connecticut  Mutual  Funds or a Fund into which such Fund merged;
          2)   any  participant  in a qualified  plan,  provided  that the total initial  amount  invested  by the  plan in the Fund or any one or more of the Former  Connecticut  Mutual Funds totaled $500,000 or more;
          3)   Directors  of  the  Fund  or  any  one  or  more  of  the  Former
               Connecticut Mutual Funds and members of their immediate families;
          4)   employee benefit plans sponsored by Connecticut  Mutual Financial
               Services,  L.L.C.  ("CMFS"),  the prior distributor of the Former
               Connecticut Mutual Funds, and its affiliated companies;
          5)   one or more  members of a group of at least  1,000  persons  (and persons who are  retirees  from such  group)  engaged in a common business,  profession,  civic  or  charitable  endeavor  or other activity,  and the spouses and minor  dependent  children of such persons,  pursuant to a marketing  program  between CMFS and such group; and
          6)   an  institution  acting as a fiduciary on behalf of an individual or individuals,  if such institution was directly  compensated by the  individual(s) for recommending the purchase of the shares of the  Fund or any one or more  of the  Former  Connecticut  Mutual
               Funds, provided the institution had an agreement with CMFS.

     Purchases  of Class A shares  made  pursuant  to (1) and (2)  above  may be subject to the Class A CDSC of the Former  Connecticut  Mutual  Funds  described above.

     Additionally,  Class A shares  of a Fund may be  purchased  without a sales charge by any holder of a variable  annuity contract issued in New York State by
Connecticut  Mutual Life Insurance Company through the Panorama Separate Account which is beyond the  applicable  surrender  charge  period and which was used to fund a qualified plan, if that holder  exchanges the variable  annuity  contract proceeds to buy Class A shares of the Fund.

B.   Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers  set forth in the  Prospectus  and in this  Appendix, above,  the contingent  deferred sales charge will be waived for  redemptions of
Class A and Class B shares of a Fund and  exchanges of Class A or Class B shares of a Fund into  Class A or Class B shares of a Former  Connecticut  Mutual  Fund provided  that  the  Class A or Class B shares  of the  Fund to be  redeemed  or exchanged  were (i)  acquired  prior to March 18, 1996 or (ii) were  acquired by exchange from an  Oppenheimer  fund that was a Former  Connecticut  Mutual Fund.
Additionally,  the shares of such Former  Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
          1)   by the estate of a deceased shareholder;
          2)   upon the  disability  of a  shareholder,  as  defined  in Section
               72(m)(7) of the Internal Revenue Code;
          3)   for  retirement  distributions  (or  loans)  to  participants  or beneficiaries  from  retirement  plans  qualified  under Sections
               401(a)  or   403(b)(7)of   the  Code,  or  from  IRAs,   deferred
               compensation  plans  created  under  Section 457 of the Code,  or other employee benefit plans;
          4)   as tax-free returns of excess contributions to such retirement or employee benefit plans;
          5)   in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality,  department,  authority, or agency  thereof,  that is prohibited by applicable  investment laws from paying a sales charge or concession in connection  with the purchase of shares of any  registered  investment  management company;
6)   in  connection  with  the  redemption  of  shares  of  the  Fund  due  to a combination  with  another  investment  company  by  virtue  of  a  merger, acquisition or similar reorganization transaction;
7)   in connection  with the Fund's right to  involuntarily  redeem or liquidate the Fund;
8)   in  connection  with  automatic  redemptions  of Class A shares and Class B shares  in  certain  retirement  plan  accounts  pursuant  to an  Automatic
     Withdrawal  Plan but  limited  to no more  than 12% of the  original  value annually; or
9)   as  involuntary  redemptions  of  shares  by  operation  of law,  or  under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.

VI.  Special  Reduced Sales Charge for Former  Shareholders  of Advance  America
Funds, Inc.
--------------------------------------------------------------------------------

Shareholders of Oppenheimer  Municipal Bond Fund,  Oppenheimer  U.S.  Government
Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund who
acquired   (and  still  hold)   shares  of  those  funds  as  a  result  of  the
reorganization  of series of Advance America Funds,  Inc. into those Oppenheimer funds on October 18, 1991, and who held shares of Advance America Funds, Inc. on
March 30, 1990, may purchase Class A shares of those four Oppenheimer funds at a maximum sales charge rate of 4.50%.

VII.  Sales  Charge  Waivers  on  Purchases  of  Class M Shares  of  Oppenheimer
Convertible Securities Fund
--------------------------------------------------------------------------------

Oppenheimer  Convertible  Securities  Fund  (referred  to as the  "Fund" in this section)  may sell Class M shares at net asset value  without any initial  sales charge to the classes of investors  listed  below who,  prior to March 11, 1996, owned shares of the Fund's  then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
|_|  the Manager and its affiliates,
|_|  present or former  officers,  directors,  trustees and employees (and their
     "immediate  families"  as  defined in the Fund's  Statement  of  Additional
     Information)  of the Fund, the Manager and its  affiliates,  and retirement plans  established by them or the prior investment  advisor of the Fund for their employees,
|_|  registered   management   investment  companies  or  separate  accounts  of
     insurance  companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
|_|  dealers or brokers that have a sales  agreement  with the  Distributor,  if they  purchase  shares for their own accounts or for  retirement  plans for their employees,
|_|  employees and registered  representatives (and their spouses) of dealers or brokers described in the preceding  section or financial  institutions that have entered  into sales  arrangements  with those  dealers or brokers (and whose identity is made known to the  Distributor) or with the  Distributor, but  only if the  purchaser  certifies  to the  Distributor  at the time of purchase that the purchaser meets these qualifications,
|_|  dealers,  brokers, or registered  investment advisors that had entered into an agreement  with the  Distributor  or the prior  distributor  of the Fund specifically  providing  for  the  use of  Class M  shares  of the  Fund in specific investment products made available to their clients, and
|_|  dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative service.

Oppenheimer Limited Term Municipal Fund

Internet Website:
         www.oppenheimerfunds.com
         ------------------------

Investment Advisor
       OppenheimerFunds, Inc.
       498 Seventh Avenue
       New York, New York 10018
       1.800.CALL.OPP (225.5677)

Distributor
       OppenheimerFunds Distributor, Inc.
       498 Seventh Avenue
       New York, New York 10018
       1.800.CALL.OPP (225.5677)

Transfer Agent
       OppenheimerFunds Services
       P.O. Box 5270
       Denver, Colorado 80217-5270
       1.800.CALL.OPP (225.5677)

Custodian Bank
       Citibank, N.A.
       399 Park Avenue
       New York, New York 10043

Independent Auditors
       Deloitte & Touche LLP
       555 Seventeenth Street
       Denver, Colorado 80202

Counsel to the Funds
       Myer, Swanson, Adams & Wolf, P.C.
       1600 Broadway
       Denver, Colorado 80202

Counsel to the Independent Trustees
       Mayer, Brown, Rowe & Maw
       1675 Broadway
       New York, New York 10019
1234
PX0860.1102

                           OPPENHEIMER MUNICIPAL FUND

                                    FORM N-1A

                                     PART C

                                OTHER INFORMATION

Item 23. Exhibits

Amended and Restated Declaration of Trust dated June 7, 2002: Filed herewith.

By-Laws  as  amended  and  restated  as  of  10/24/00:   Previously  filed  with
Post-Effective Amendment No. 23, 11/20/01, and incorporated herein by reference.

(i) Specimen Class A Stock  Certificate:  Previously  filed with  Post-Effective
Amendment No. 23, 11/20/01, and incorporated herein by reference.

(ii) Specimen Class B Stock  Certificate:  Previously filed with  Post-Effective
Amendment No. 23, 11/20/01, and incorporated herein by reference.

(iii) Specimen Class C Stock Certificate:  Previously filed with  Post-Effective
Amendment No. 23, 11/20/01, and incorporated herein by reference.

(d) (i) Investment  Advisory  Agreement dated October 22, 1990 (Insured Series):
Previously  filed with  Post-Effective  Amendment No. 6 (12/3/90),  refiled with
Registrant's  Post-Effective  Amendment No. 12 (1/30/95) pursuant to Item 102 of
Regulation S-T and incorporated herein by reference.

(e) (i) General Distributor's Agreement dated October 13, 1992: Previously filed
with  Registrant's   Post-Effective  Amendment  No.  9,  1/29/93,  refiled  with
Registrant's  Post-Effective  Amendment No. 12 (1/30/95) pursuant to Item 102 of
Regulation S-T and incorporated herein by reference.

     (ii)  Form of  Dealer  Agreement  of  OppenheimerFunds  Distributor,  Inc.:
Previously  filed  with  Post-Effective  Amendment  No.  45 to the  Registration
Statement of  Oppenheimer  High Yield Fund (Reg.  No.  2-62076),  10/26/01,  and
incorporated herein by reference.

     (iii)  Form of Broker  Agreement  of  OppenheimerFunds  Distributor,  Inc.:
Previously  filed  with  Post-Effective  Amendment  No.  45 to the  Registration
Statement of  Oppenheimer  High Yield Fund (Reg.  No.  2-62076),  10/26/01,  and
incorporated herein by reference.

     (iv)  Form of  Agency  Agreement  of  OppenheimerFunds  Distributor,  Inc.:
Previously  filed  with  Post-Effective  Amendment  No.  45 to the  Registration
Statement of  Oppenheimer  High Yield Fund (Reg.  No.  2-62076),  10/26/01,  and
incorporated herein by reference.

     (v) Form of Trust Company Fund/SERV Purchase Agreement of  OppenheimerFunds
Distributor,  Inc.: Previously filed with Post-Effective Amendment No. 45 to the
Registration  Statement  of  Oppenheimer  High Yield Fund  (Reg.  No.  2-62076),
10/26/01, and incorporated herein by reference.

     (vi)  Form  of  Trust   Company   Agency   Agreement  of   OppenheimerFunds
Distributor,  Inc.: Previously filed with Post-Effective Amendment No. 45 to the
Registration  Statement  of  Oppenheimer  High Yield Fund  (Reg.  No.  2-62076),
10/26/01, and incorporated herein by reference.

(f)  (i)   Form   of   Deferred   Compensation   Agreement   for   Disinterested
Trustees/Directors:   Filed  with   Post-Effective   Amendment  No.  40  to  the
Registration  Statement  of  Oppenheimer  High Yield Fund  (Reg.  No.  2-62076),
(10/27/98), and incorporated herein by reference

     (ii) Retirement Plan for Non-Interested Trustees or Directors dated June 7,
1990. Previously filed with Post-Effective  Amendment no. 97 of Oppenheimer Fund
(Reg. No. 2-14586),  (8/30/90),  refiled with Post-Effective Amendment No. 45 of
Oppenheimer Growth Fund (Reg. No. 2-45272),  (8/22/94),  pursuant to Item 102 of
Regulation S-T, and incorporated herein by reference.

(g) Global Custodial Services Agreement dated May 3, 2001 between Registrant and
Citibank,  N.A.:  Previously filed with  Post-Effective  Amendment No. 33 to the
Registration  Statement of  Centennial  Money Market Trust (Reg.  No.  2-65245),
10/25/01, and incorporated herein by reference.

(h)  Insurance  Agreement  dated  October 21, 1986  between the  Registrant  and
Financial  Guaranty  Insurance  Corporation:  Previously  filed with Registrants
Registration Statement,  refiled with Registrant's  Post-Effective Amendment No.
12 (1/30/95), pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

Opinion and Consent of Counsel  dated  October 29, 1986:  Previously  filed with
Registrant's   Post-Effective   Amendment  No.  9  (1/29/93)  and  refiled  with
Registrant's  Post-Effective  Amendment No. 12 (1/30/95) pursuant to Item 102 of
Regulation S-T and incorporated herein by reference.

Independent Auditors Consent: Filed herewith.

Not applicable

Not applicable

(m) (i)  Service  Plan and  Agreement  for Class A shares  dated June 22,  1993:
Previously filed with Registrant's Post-Effective Amendment No. 11 (1/25/94) and
incorporated herein by reference.

     (ii) Amended and Restated  Distribution  and Service Plan and Agreement for
Class B shares  dated  February  24, 1998:  Previously  filed with  Registrant's
Post-Effective Amendment No. 20, 1/29/99, and incorporated herein by reference.

     (iii) Amended and Restated  Distribution and Service Plan and Agreement for
Class C shares  dated  February  24, 1998:  Previously  filed with  Registrant's
Post-Effective Amendment No. 20, 1/29/99, and incorporated herein by reference.

(n)  Oppenheimer  Funds  Multiple Class Plan under Rule 18f-3 March 18, 1996 and updated through 8/21/01:  Previously filed with Post-Effective  Amendment No. 20 to the Registration  Statement of Oppenheimer Cash Reserves (Reg. No. 33-23223),
9/27/01, and incorporated herein by reference.

(o) Powers of Attorney for all  Trustees/Directors  and Officers except for John
Murphy   (including   Certified  Board   Resolutions):   Previously  filed  with
Pre-Effective  Amendment  No. 2 to the  Registration  Statement  of  Oppenheimer
Select  Managers  (Reg.  No.  333-49774),  2/8/01,  and  incorporated  herein by reference.

     (i) Power of Attorney for John Murphy: Previously filed with Post-Effective
Amendment No. 45 to the  Registration  Statement of Oppenheimer  High Yield Fund
(Reg. No. 2-62076), 10/26/01, and incorporated herein by reference.

(p) Amended and Restated Code of Ethics of the Oppenheimer Funds dated as of May
15,  2002 under Rule 17j-1 of the  Investment  Company  Act of 1940:  Previously
filed with  Post-Effective  Amendment  No. 28 to the  Registration  Statement of
Oppenheimer Discovery Fund (Reg. No. 33-371),  11/22/02, and incorporated herein by reference.

Item 24. Persons Controlled by or Under Common Control with the Fund
--------------------------------------------------------------------

None.

Item 25. Indemnification
------------------------

     Reference  is made to the  provisions  of  Article  Seven  of  Registrant's
Amended  and  Restated  Declaration  of  Trust  filed as  Exhibit  23(a) to this
Registration Statement, and incorporated herein by reference.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be  permitted  to  trustees,  officers  and  controlling  persons of
Registrant  pursuant to the foregoing  provisions or otherwise,  Registrant  has been advised that in the opinion of the Securities and Exchange  Commission such indemnification  is against  public policy as expressed in the Securities Act of
1933  and  is,  therefore,   unenforceable.  In  the  event  that  a  claim  for
indemnification  against such liabilities  (other than the payment by Registrant of expenses  incurred  or paid by a trustee,  officer or  controlling  person of
Registrant  in the  successful  defense of any action,  suit or  proceeding)  is asserted by such trustee, officer or controlling person, Registrant will, unless in the  opinion  of its  counsel  the matter  has been  settled  by  controlling precedent,  submit to a court of appropriate  jurisdiction  the question whether such  indemnification  by it is  against  public  policy  as  expressed  in  the
Securities  Act of 1933 and will be governed by the final  adjudication  of such issue.

Item 26. Business and Other Connections of the Investment Adviser

(a) OppenheimerFunds,  Inc. is the investment adviser of the Registrant;  it and certain subsidiaries and affiliates act in the same capacity to other investment companies,  including without limitation those described in Parts A and B hereof and listed in Item 26(b) below.

(b) There is set forth below  information as to any other business,  profession, vocation  or  employment  of a  substantial  nature in which  each  officer  and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been,  engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

--------------------------------------------- ----------------------------------

Name and Current Position with
OppenheimerFunds, Inc.
Other Business and Connections During the Past Two Years

--------------------------------------------- ----------------------------------
Timothy L. Abbuhl,

Assistant Vice President                    None
Amy B. Adamshick,
Vice President                              None

Charles E. Albers,
Senior Vice President                       None
Edward J. Amberger,
Assistant Vice President                    None

Erik Anderson,
Assistant Vice President                    None
Janette Aprilante,
Vice President & Secretary

As of January 2002: Secretary of OppenheimerFunds, Distributor, Inc., Centennial
Asset  Management   Corporation,   Oppenheimer   Partnership   Holdings,   Inc.,
Oppenheimer Real Asset Management,  Inc., Shareholder Financial Services,  Inc.,
Shareholder Services,  Inc.; Assistant Secretary of HarbourView Asset Management
Corporation,  OFI Private Investments,  Inc.,  Oppenheimer Trust Company and OFI
Institutional Asset Management, Inc.
Hany S. Ayad,
Assistant Vice President                    None
Victor W. Babin,
Senior Vice President                       None
Bruce L. Bartlett,
Senior Vice President                       None
John Michael Banta,
Assistant Vice President                    None
Lerae A. Barela,
Assistant Vice President                    None
George Batejan,
Executive Vice President/

Chief Information Officer                   None
Kevin Baum,
Vice President                              None
Jeff Baumgartner,
Assistant Vice President                    None
Connie Bechtolt,
Assistant Vice President                    None
Robert Behal
Assistant Vice President
Assistant Vice President of HarbourView Asset Management Corporation.  Formerly,
Associate
Director at MetLife (Jan 2000-May 2000).

Kathleen Beichert,
Vice President
Vice President of OppenheimerFunds Distributor, Inc.
Erik S. Berg,
Assistant Vice President                    None
Rajeev Bhaman,
Vice President                              None
Mark Binning,
Assistant Vice President                    None
Robert J. Bishop,

Vice President                              None
John R. Blomfield,
Vice President                              None

Chad Boll,
Assistant Vice President                    None
Lowell Scott Brooks,
Vice President
Vice President of OppenheimerFunds Distributor, Inc.
Richard Buckmaster,

Vice President                              None
Mark Burns,
Assistant Vice President
Formerly  a  Marketing  Manager  with  Alliance  Capital   Management   (October
1999-April 2001).

Bruce Burroughs
Vice President                              None
Claudia Calich,
Assistant Vice President                    None
Michael A. Carbuto,
Vice President                              None
Ronald G. Chibnik,
Assistant Vice President
Director of technology for Sapient Corporation (July, 2000-August 2001); software architect for Sapient Corporation (March 1997-July 2000).
H.C. Digby Clements,
Vice President: Rochester Division          None
Peter V. Cocuzza,
Vice President                              None
Julie C. Cusker,
Assistant Vice President:
Rochester Division                          None
John Damian,
Vice President

Formerly  senior  analyst/director  for  Citigroup  Asset  Management  (November
1999-September 2001).
O. Leonard Darling,
Vice Chairman, Executive Vice
President, Chief Investment
Officer & Director

Chairman  of the Board and a director  (since  June  1999) and  Senior  Managing
Director (since December 1998) of HarbourView  Asset Management  Corporation;  a
director (since July 2001) of Oppenheimer  Acquisition  Corp.; a director (since
March  2000) of OFI Private  Investments,  Inc.;  Chairman of the Board,  Senior
Managing Director and director (since February 2001) of OFI Institutional  Asset
Management, Inc.; Trustee (since 1993) of Awhtolia College - Greece.
John M. Davis,
Assistant Vice President

Assistant Vice President of OppenheimerFunds Distributor, Inc.
Robert A. Densen,
Senior Vice President                       None

Ruggero de'Rossi,
Vice President

Vice President of HarbourView Asset Management Corporation.
Craig P. Dinsell,
Executive Vice President                    None

Randall C. Dishmon,
Assistant Vice President

Formerly an Associate with Booz Allen & Hamilton (1998-June 2001).
Rebecca K. Dolan
Vice President                              None

Steven D. Dombrower,
Vice President

Vice President of OppenheimerFunds Distributor, Inc.
Bruce C. Dunbar,
Vice President                              None

Richard Edmiston,
Assistant Vice President                    None
Daniel R. Engstrom,
Assistant Vice President                    None
Armand B. Erpf,

Assistant Vice President                    None
James Robert Erven
Assistant Vice President
Formerly an Assistant Vice President/Senior Trader with Morgan Stanley Investment
Management (1999-April 2002).

George R. Evans,
Vice President                              None
Edward N. Everett,
Vice President                              None
George Fahey,
Vice President

Vice President of OppenheimerFunds Distributor, Inc.
Scott T. Farrar,
Vice President
Vice President of OFI Private Investments, Inc.

Katherine P. Feld,
Vice President, Senior Counsel

Vice President of OppenheimerFunds, Distributor, Inc.; Vice President, Assistant
Secretary  and  Director  of  Centennial  Asset  Management  Corporation;   Vice
President of Oppenheimer Real Asset Management, Inc.

Ronald H. Fielding,
Senior Vice President;
Chairman:  Rochester  Division Vice President of  OppenheimerFunds  Distributor,
Inc.; Director of ICI Mutual Insurance Company;  Governor of St. John's College;
Chairman of the Board of Directors of  International  Museum of  Photography  at
George Eastman House.

P. Lyman Foster,
Senior Vice President
Senior Vice President of OppenheimerFunds Distributor, Inc.
David Foxhoven,
Assistant Vice President
Assistant Vice President of OppenheimerFunds Legacy Program.
Colleen M. Franca,
Assistant Vice President                    None
Crystal French,
Vice President                              None
Dan P. Gangemi,
Vice President                              None
Dan Gagliardo,
Assistant Vice President

Formerly an Assistant Vice President with Mitchell Hutchins (January 2000-October 2000).
Subrata Ghose,
Assistant Vice President                    None

Charles W. Gilbert,

Assistant Vice President                    None
Alan C. Gilston,
Vice President                              None
Sharon M. Giordano,
Assistant Vice President                    None
Jill E. Glazerman,
Vice President                              None

Paul M. Goldenberg,
Vice President                              None
Mike Goldverg,
Assistant Vice President                    None

Bejamin J. Gord,
Vice President
Vice President of HarbourView Asset Management  Corporation.  Formerly Executive
Director with Miller Anderson Sherrerd,  a division of Morgan Stanley Investment
Management. (April 1992-March 2002).

Laura Granger,
Vice President
Formerly a portfolio manager at Fortis Advisors (July 1998-October 2000).
Robert Grill,
Senior Vice President                       None
Robert Guy,
Senior Vice President                       None
David Hager,
Vice President                              None
Robert Haley,
Assistant Vice President                    None
Marilyn Hall,
Vice President                              None
Kelly Haney,
Assistant Vice President                    None
Thomas B. Hayes,
Vice President                              None
Dorothy F. Hirshman,

Vice President                              None
Merryl I. Hoffman,
Vice President & Senior Counsel

As of December 2001: Secretary of HarbourView Asset Management Corporation,  OFI
Private  Investments,   Inc.  and  OFI  Institutional  Asset  Management,  Inc.;
Assistant Secretary of OppenheimerFunds Legacy Program.
Scott T. Huebl,
Vice President                              Assistant Vice President of OppenheimerFunds Legacy Program.
Margaret Hui,
Assistant Vice President                    None

John Huttlin,
Vice President                              None
James G. Hyland,
Assistant Vice President                    None

Steve P. Ilnitzki,
Senior Vice President

Formerly Vice President of Product Management at Ameritrade (until March 2000).
Kathleen T. Ives,
Vice President & Assistant Counsel
Vice  President  of  OppenheimerFunds  Distributor,  Inc.;  Vice  President  and
Assistant Secretary of Shareholder Services, Inc.; Assistant Secretary of
OppenheimerFunds Legacy Program and Shareholder Financial Services, Inc.

William Jaume,
Vice President
Senior  Vice  President  and Chief  Compliance  Officer  (since  April  2000) of
HarbourView  Asset  Management  Corporation;  and  of  OFI  Institutional  Asset
Management, Inc. (since February 2001).
Frank V. Jennings,
Vice President                              None
John Jennings,
Vice President                              None
John Michael Johnson,
Assistant Vice President
Formerly Vice  President,  Senior  Analyst/Portfolio  Manager at Aladdin Capital
Holdings Inc.  (February 2001-May 2002) prior to which he was Vice President and
Senior  Analyst at Merrill  Lynch  Investment  Managers  (October  1996-February
2001).
Lewis A. Kamman,
Vice President                              None
Jennifer E. Kane,
Assistant Vice President                    None.
Lynn O. Keeshan,
Senior Vice President                       None
Thomas W. Keffer,
Senior Vice President                       None
Cristina J. Keller,
Vice President
Vice President of OppenheimerFunds Distributor, Inc.
Michael Keogh,
Vice President                              None
Garrett K. Kolb,
Assistant Vice President                    None
Walter G. Konops,
Assistant Vice President                    None
Avram D. Kornberg,
Senior Vice President                       None
James Kourkoulakos,
Vice President                              None
Guy E. Leaf,
Vice President
Vice President of Merrill Lynch (January 2000-September 2001.
Christopher M. Leavy,
Senior Vice President
Formerly Vice President and portfolio manager at Morgan Stanley Investment Management
(1997-September 2000).
Dina C. Lee,
Assistant Vice President & Assistant  Counsel  Formerly an attorney with Van Eck
Global (until December 2000).
Laura Leitzinger,
Vice President
Vice President of Shareholder Financial Services, Inc.
Michael S. Levine,
Vice President                              None
Gang Li,
Assistant Vice President                    None
Shanquan Li,
Vice President                              None
Mitchell J. Lindauer,
Vice President & Assistant General Counsel  None
Bill Linden,
Assistant Vice President                    None
Malissa B. Lischin,
Assistant Vice President
Assistant Vice President of OppenheimerFunds Distributor, Inc.
Reed Litcher,
Vice President                              None
David P. Lolli,
Assistant Vice President                    None
Daniel G. Loughran
Vice President: Rochester Division          None
Patricia Lovett,
Vice President
Vice President of Shareholder Financial Services, Inc. and Senior Vice President of
Shareholder Services, Inc.
Steve Macchia,
Vice President                              None

Angelo G. Manioudakis
Senior Vice President
Senior Vice  President of HarbourView  Asset  Management  Corporation.  Formerly
Executive  Director and  portfolio  manager for Miller,  Anderson & Sherrerd,  a division of Morgan Stanley Investment Management (August 1993-April 2002).
Marianne Manzolillo,
Assistant Vice President                    None
Philip T. Masterson,
Vice President & Assistant Counsel          None
Elizabeth McCormack,
Assistant Vice President
Assistant Secretary of HarbourView Asset Management Corporation.
Charles L. McKenzie,
Senior Vice President
Senior Vice President of HarbourView Asset Management Corporation and OFI Institutional
Asset Management Corporation.
Lisa Migan,
Assistant Vice President                    None
Andrew J. Mika,
Senior Vice President                       None
Joy Milan,
Vice President                              None
Denis R. Molleur,
Vice President & Senior Counsel             None
Nikolaos D. Monoyios,
Vice President                              None
Charles Moon,
Vice President
Vice  President  of  HarbourView  Asset  Management  Corporation.   Formerly  an
Executive  Director and  Portfolio  Manager with Miller  Anderson & Sherrerd,  a division of Morgan Stanley Investment Management (June 1999-March 2002).

John Murphy,
Chairman, President, Chief Executive Officer & Director
Director of  OppenheimerFunds  Distributor,  Inc.,  Centennial  Asset Management
Corporation,  HarbourView Asset Management Corporation, OFI Private Investments,
Inc., OFI  Institutional  Asset  Management,  Inc. and Tremont  Advisers,  Inc.;
Director (Class A) of Trinity Investments Management Corporation;  President and
Director of Oppenheimer  Acquisition Corp.,  Oppenheimer  Partnership  Holdings,
Inc.,  Oppenheimer  Real  Asset  Management,  Inc.;  Chairman  and  Director  of
Shareholder Financial Services,  Inc. and Shareholder Services,  Inc.; Executive
Vice President of MassMutual Life Insurance Company; director of DLB Acquisition
Corp.

Thomas J. Murray,
Vice President                              None
Kenneth Nadler,
Vice President                              None
David Negri,
Senior Vice President
Senior Vice President of HarbourView Asset Management Corporation.
Richard Nichols,
Vice President                              None
Barbara Niederbrach,
Assistant Vice President                    None
Raymond C. Olson,
Assistant Vice President
Assistant Vice President and Treasurer of  OppenheimerFunds  Distributor,  Inc.;
Treasurer of Centennial Asset Management Corporation.
Frank J. Pavlak,
Vice President                              None
David P. Pellegrino,
Vice President                              None
Allison C. Pells,
Assistant Vice President                    None
James F. Phillips,
Vice President                              None
Raghaw Prasad,
Assistant Vice President
Formerly  Associate Vice President with Prudential  Securities New York (January
2001-November 2001) prior to which he was a  Director/Analytics  with Prudential
Investments New Jersey (April 1997-November 2001).
Jane C. Putnam,
Vice President                              None
Michael E. Quinn,
Vice President                              None
Julie S. Radtke,
Vice President                              None
Norma J. Rapini,
Assistant Vice President:
Rochester Division                          None
Thomas P. Reedy,
Vice President
Vice President (since April 1999) of HarbourView Asset Management Corporation.
Brian N. Reid,
Assistant Vice President
Formerly an Assistant Vice President with Eaton Vance Management (January 2000-January
2002).
Kristina Richardson,
Assistant Vice President                    None
David Robertson,
Senior Vice President
Senior Vice President of OppenheimerFunds Distributor, Inc.
Rob Robis,
Assistant Vice President                    None
Antoinette Rodriguez,
Assistant Vice President                    None
Jeffrey S. Rosen,
Vice President                              None
Richard H. Rubinstein,
Senior Vice President                       None
James H. Ruff,
Executive Vice President
President  and Director of  OppenheimerFunds  Distributor,  Inc. and  Centennial
Asset   Management   Corporation;   Executive  Vice  President  of  OFI  Private
Investments, Inc.

Andrew Ruotolo
Executive Vice President and Director
Director,  Treasurer  and Chief  Financial  Officer of  Oppenheimer  Acquisition
Corp.;  President and director of  Shareholder  Services,  Inc. and  Shareholder
Financial Services,  Inc.;  Director (Class A) of Trinity Investment  Management
Corporation;  Chairman of the Board,  Chief  Executive  Officer,  President  and
Director or OFI Trust Company.

Rohit Sah,
Assistant Vice President                    None
Valerie Sanders,
Vice President                              None
Tricia Scarlata,
Assistant Vice President

Formerly, Marketing Manager of OppenheimerFunds,  Inc. (April 2001-August 2002);
Client Service  Support  Manager for Sanford C. Bernstein  (December  1999-April
2001)

Jeffrey R. Schneider,
Vice President                              None
Ellen P. Schoenfeld,
Vice President                              None
David Schultz,
Senior Vice President
Chief Executive Officer,  President & Senior Managing Director & Director of OFI
Institutional   Asset   Management,   Inc.  and  HarbourView   Asset  Management
Corporation;  Director (Class A) and Chairman of Trinity  Investment  Management
Corporation; Director of Oppenheimer Trust Company.

Scott A. Schwegel,
Assistant Vice President                    None
Allan P. Sedmak
Assistant Vice President                    None
Jennifer L. Sexton,
Vice President                              Vice President of OFI Private Investments, Inc.
Martha A. Shapiro,
Vice President                              None
Navin Sharma,
Vice President
Formerly,  Manager at BNP Paribas  Cooper Neff  Advisors (May  2001-April  2002)
prior to which he was Development Manager at Reality Online/Reuters America Inc.
(June 2000-May 2001).

Steven J. Sheerin,
Vice President
Formerly consultant with Pricewaterhouse  Coopers (November 2000-May 2001) prior to which he was a Vice  President of Merrill Lynch Pierce  Fenner & Smith,  Inc.
(July 1998-October 2000).
Bonnie Sherman,
Assistant Vice President                    None
David C. Sitgreaves,
Assistant Vice President                    None
Edward James Sivigny
Assistant Vice President
Formerly a Director for ABN Amro Securities (July 2001-July 2002) prior to which he was Associate Director for Barclays Capital (1998-July 2001).

Enrique H. Smith,
Assistant Vice President
Formerly a business analyst with Goldman Sachs (August 1999-August 2001).
Richard A. Soper,
Vice President                              None
Louis Sortino,
Assistant Vice President:
Rochester Division                          None
Keith J. Spencer,
Vice President                              None
Marco Antonio Spinar,
Assistant Vice President
Formerly,  Director of Business  Operations at AOL Time Warner,  AOL Time Warner
Book Group (June 2000-December 2001).
Richard A. Stein,
Vice President: Rochester Division          None
Arthur P. Steinmetz,
Senior Vice President
Senior Vice President of HarbourView Asset Management Corporation.
Jayne M. Stevlingson,
Vice President                              None
Gregory J. Stitt,
Vice President                              None
John P. Stoma,
Senior Vice President
Senior Vice President of OppenheimerFunds Distributor, Inc.
Wayne Strauss,
Assistant Vice President:
Rochester Division                          None
Michael Stricker,
Vice President                              None
Deborah A. Sullivan,
Assistant Vice President,
Assistant Counsel
Since December 2001, Secretary of Oppenheimer Trust Company.
Mary Sullivan,
Assistant Vice President                    None
Kevin L. Surrett,
Assistant Vice President                    None
Susan B. Switzer,
Vice President                              None
Anthony A. Tanner,
Vice President: Rochester Division          None
Paul Temple,
Vice President
Formerly a Vice President of Merrill Lynch (October 2001-January 2002) prior to which he was a Vice President with OppenheimerFunds, Inc. (May 2000-October 5, 2001).
Vincent Toner,
Assistant Vice President                    None
Eamon Tubridy,
Assistant Vice President                    None
James F. Turner,
Vice President
Formerly portfolio manager for Technology Crossover Ventures (May 2000-March 2001).
Cameron Ullyat,
Assistant Vice President                    None
Angela Utaro,
Assistant Vice President:
Rochester Division                          None
Mark S. Vandehey,
Vice President
Vice  President  of  OppenheimerFunds   Distributor,   Inc.,   Centennial  Asset
Management Corporation and Shareholder Services, Inc.
Maureen Van Norstrand,
Assistant Vice President                    None
Vincent Vermette,
Assistant Vice President
Assistant Vice President of OppenheimerFunds Distributor, Inc.
Phillip F. Vottiero,
Vice President                              None
Samuel Sloan Walker,
Vice President
Vice President of HarbourView Asset Management Corporation.
Teresa M. Ward,
Vice President
Vice President of OppenheimerFunds Distributor, Inc.
Jerry A. Webman,
Senior Vice President
Senior Vice President of HarbourView Asset Management Corporation.
Christopher D. Weiler,
Assistant Vice President:
Rochester Division                          None
Barry D. Weiss,
Vice President                              None
Melissa Lynn Weiss,
Vice President
Formerly an Associate at Hoguet Newman & Regal, LLP (January 1998-May 2002).
Christine Wells,
Vice President                              None
Joseph J. Welsh,
Vice President
Vice President of HarbourView Asset Management Corporation.
Diederick Wermolder,
Vice President

Director of OppenheimerFunds International Ltd.; Senior Vice President (Managing
Director of the International  Division) of OFI Institutional  Asset Management,
Inc.

Catherine M. White,
Assistant Vice President
Assistant  Vice  President  of  OppenheimerFunds   Distributor,  Inc.  Formerly,
Assistant Vice President with Gruntal & Co. LLC (September 1998 - October 2000);
member of the American Society of Pension Actuaries (ASPA) since 1995.
William L. Wilby,
Senior Vice President
Formerly Senior Vice President of HarbourView Asset Management Corporation (May 1999-July
2002).
Donna M. Winn,
Senior Vice President
President,  Chief  Executive  Officer and  Director of OFI Private  Investments,
Inc.;  Director and President of  OppenheimerFunds  Legacy Program;  Senior Vice
President of OppenheimerFunds Distributor, Inc.

Kenneth Winston,
Senior Vice President
Principal at Richards & Tierney, Inc. (until June 2001).
Brian W. Wixted,
Senior Vice President and
Treasurer
Treasurer  of  HarbourView   Asset  Management   Corporation;   OppenheimerFunds
International Ltd.,  Oppenheimer  Partnership Holdings,  Inc.,  Oppenheimer Real
Asset Management Corporation,  Shareholder Services, Inc., Shareholder Financial
Services,  Inc.,  OFI Private  Investments,  Inc.  and OFI  Institutional  Asset
Management,  Inc.;  Treasurer and Chief Financial  Officer of Oppenheimer  Trust
Company;    Assistant   Treasurer   of   Oppenheimer   Acquisition   Corp.   and
OppenheimerFunds Legacy Program.
Carol Wolf,
Senior Vice President
Serves on the Board of the Colorado Ballet.
Kurt Wolfgruber,
Senior Vice President
Director of Tremont Advisers, Inc. (as of January 2002).
Caleb C. Wong,
Vice President                              None
Edward C. Yoensky,
Assistant Vice President                    None
Robert G. Zack
Senior Vice President and
General Counsel
General  Counsel and Director of  OppenheimerFunds  Distributor,  Inc.;  General
Counsel of Centennial  Asset Management  Corporation;  Senior Vice President and
General   Counsel  of  HarbourView   Asset   Management   Corporation   and  OFI
Institutional Asset Management, Inc.; Senior Vice President, General Counsel and
Director of Shareholder Financial Services,  Inc.,  Shareholder Services,  Inc.,
OFI Private Investments,  Inc. and Oppenheimer Trust Company; Vice President and
Director of Oppenheimer Partnership Holdings, Inc.; Secretary of OAC Acquisition
Corp.; Director and Assistant Secretary of OppenheimerFunds  International Ltd.;
Director  of  Oppenheimer  Real  Asset  Management,   Inc.;  Vice  President  of
OppenheimerFunds Legacy Program.
Jill Zachman,
Vice President: Rochester Division          None
Neal A. Zamore,
Vice President                              None
Mark D. Zavanelli,
Vice President                              None
Alex Zhou,
Assistant Vice President                    None
Arthur J. Zimmer,
Senior Vice President
Senior  Vice  President  (since  April  1999) of  HarbourView  Asset  Management
Corporation.

The Oppenheimer Funds include the following:

Centennial America Fund, L.P.
Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Limited Term New York Municipal Fund (Rochester Portfolio Series)
Oppenheimer Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Capital Preservation Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Concentrated Growth Fund
Oppenheimer Convertible Securities Fund (Bond Fund Series)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Europe Fund
Oppenheimer Global Fund
Oppenheimer Global Growth & Income Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer International Bond Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Limited Term Municipal Fund (a series of Oppenheimer Municipal Fund)
Oppenheimer Main Street Growth & Income Fund (a series of Oppenheimer Main
   Street Funds, Inc.
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multiple Strategies Fund
Oppenheimer Multi-Sector Income Trust
Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer Municipal Bond Fund
Oppenheimer New York Municipal Fund
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Value Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small Cap Value Fund
Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Select Managers (6 series):
     Gartmore Millennium Growth Fund II
     Jennison Growth Fund
     Mercury Advisors Focus Growth Fund
     Mercury Advisors S&P 500 Index Fund
     QM Active Balanced Fund
     Salomon Brothers Capital Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (2 series):
     Oppenheimer Disciplined Allocation Fund
     Oppenheimer Value Fund
Oppenheimer Special Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Total Return Fund, Inc.
Oppenheimer Tremont Market Neutral Fund LLC
Oppenheimer Tremont Opportunity Fund LLC
Oppenheimer Trinity Core Fund
Oppenheimer Trinity Large Cap Growth Fund
Oppenheimer Trinity Value Fund
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (10 series):
     Oppenheimer Aggressive Growth Fund/VA
     Oppenheimer Bond Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Growth & Income Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Multiple Strategies Fund/VA
     Oppenheimer Strategic Bond Fund/VA
Panorama Series Fund, Inc. (4 series):
     Growth Portfolio
     Government Securities Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

The  address  of the  Oppenheimer  funds  listed  above,  Shareholder  Financial
Services,   Inc.,  Shareholder  Services,   Inc.,   OppenheimerFunds   Services,
Centennial Asset Management Corporation,  Centennial Capital Corp.,  Oppenheimer
Real Asset Management,  Inc. and  OppenheimerFunds  Legacy Program is 6803 South
Tucson Way, Centennial, Colorado 80112-3924.

The  address of  OppenheimerFunds,  Inc.,  OppenheimerFunds  Distributor,  Inc.,
HarbourView  Asset Management  Corporation,  Oppenheimer  Partnership  Holdings,
Inc.,  Oppenheimer  Acquisition  Corp.,  OFI  Private  Investments,   Inc.,  OFI
Institutional  Asset  Management,  Inc.  and  Oppenheimer  Trust  Company is 498
Seventh Avenue, New York, New York 10018.

The address of Tremont Advisers, Inc. is 555 Theodore Fremd Avenue, Suite 206-C,
Rye, New York 10580.

The address of OppenheimerFunds International Ltd. is Bloc C, Irish Life Center,
Lower Abbey Street, Dublin 1, Ireland.

The address of Trinity  Investment  Management  Corporation  is 301 North Spring
Street, Bellefonte, Pennsylvania 16823.

Item 27. Principal Underwriter

(a)  OppenheimerFunds  Distributor,  Inc. is the Distributor of the Registrant's
shares.  It is also the  Distributor  of each of the other  registered  open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and B of this  Registration  Statement and listed in Item
26(b) above (except  Oppenheimer  Multi-Sector  Income Trust and Panorama Series
Fund, Inc.) and for MassMutual Institutional Funds.

(b) The directors and officers of the Registrant's principal underwriter are:

----------------------------------------------- --------------------------------
Name & Principal        Position & Office                    Position and Office
Business Address        with Underwriter                     with Registrant
----------------------------------------------- --------------------------------
Robert Agan(1)                         Vice President                       None
Janette Aprilante(1)                   Secretary                            None
Jason R. Bach
3264 Winthrop Cricle
Marietta, GA 30067                     Vice President                       None
Kathleen Beichert(1)                   Vice President                       None
Gabriella Bercze(2)                    Vice President                       None
Douglas S. Blankenship
17011 Woodbark
Spring, TX 77379                       Vice President                       None
Tracey Blinzler(1)                     Assistant Vice President             None
Kevin Bonner(1)                        Vice President                       None
L. Scott Brooks(2)                     Vice President                       None
Kevin E. Brosmith
170 Phillip Court
Lake Bluff, IL 60044                   Senior Vice President                None
Jeffrey W. Bryan(2)                    Vice President                       None
Susan Burton
412 Towne Green Circle
Addison, TX 75001                      Vice President                       None
Kathleen Mary Byron
6 Dahlia Drive
Irvine, CA 92618                       Vice President                       None
Robert A. Coli
12 White Tail Lane
Bedminster, NJ 07921                   Vice President                       None
Jill E. Crockett(2)                    Assistant Vice President             None
Jeffrey D. Damia(2)                    Vice President                       None
John Davis(2)                          Assistant Vice President             None
Stephen J. Demetrovits(2)              Vice President                       None
Joseph A. DiMauro
244 McKinley Avenue
Grosse Pointe Farms, MI 48236          Vice President                       None
Steven Dombrower(w)                    Vice President                       None
George P. Dougherty
4090 Redbud Circle
Doylestown, PA 18901                   Vice President                       None
Cliff H. Dunteman
1196 Fieldstone Dr.
Crystal Lake, IL 60014-1642            Vice President                       None
John Eiler(2)                          Vice President                       None
Kent M. Elwell
35 Crown Terrace
Yardley, PA 19067                      Vice President                       None
Gregg A. Everett
7124 Trysail Circle
Tampa, FL 33607                        Vice President                       None
George R. Fahey
9 Townview Court
Flemington, NJ 08822                   Vice President                       None
Eric C. Fallon
10 Worth Circle
Newton, MA 02458                       Vice President                       None
Katherine P. Feld(2)                   Vice President        Assistant Secretary
Mark J. Ferro(2)                       Vice President                       None
Ronald H. Fielding(3)                  Vice President                       None
Patrick W. Flynn (1)                   Senior Vice President                None
John E. Forrest(2)                     Senior Vice President                None
John ("J) Fortuna(2)                   Vice President                       None
P. Lyman Foster(2)                     Senior Vice President                None
Luiggino J. Galleto
10302 Riesling Court
Charlotte, NC 28277                    Vice President                       None
Michelle M. Gans
2700 Polk Street, Apt. #9
San Francisco, CA 94109                Vice President                       None
Lucio Giliberti
6 Cyndi Court
Flemington, NJ 08822                   Vice President                       None
Raquel Granahan(2)                     Vice President                       None
Ralph Grant(2)                         Senior Vice President                None
Michael D. Guman
3913 Pleasant Avenue
Allentown, PA 18103                    Vice President                       None
Tonya N. Hammet
2612 W. Grand Reserve Circle #227
Clearwater, FL 33759                   Assistant Vice President             None
Clifford W. Heidinger
90 Gates Street
Portsmouth, NH 03801                   Vice President                       None
Phillipe D. Hemery
184 Park Avenue
Rochester, NY 14607                    Vice President                       None
Elyse R. Jurman Herman
1194 Hillsboro Mile, Villa 51
Hillsboro Beach, FL  33062             Vice President                       None
Wendy G. Hetson
4 Craig Street
Jericho, NY 11753                      Vice President                       None
Kristen L. Heyburn
2315 Mimosa Drive #2
Houston, TX 77019                      Vice President                       None
William E. Hortz(2)                    Vice President                       None
Edward Hrybenko(2)                     Vice President                       None
Brian F. Husch(2)                      Vice President                       None
Richard L. Hymes(2)                    Assistant Vice President             None
Kathleen T. Ives(1)                    Vice President        Assistant Secretary
Eric K. Johnson
28 Oxford Avenue
Mill Valley, CA 94941                  Vice President                       None
Mark D. Johnson
15792 Scenic Green Court
Chesterfield, MO 63017                 Vice President                       None
John S. Kavanaugh
2 Cervantes, Apt. #301
San Francisco, CA 94123                Vice President                       None
Christina J. Keller(2)                 Vice President                       None
Brian G. Kelly
60 Larkspur Road
Fairfield, CT 06430                    Vice President                       None
Michael Keogh(2)                       Vice President                       None
Lisa Klassen(1)                        Assistant Vice President             None
Richard Klein
4820 Fremont Avenue So.
Minneapolis, MN 55409                  Senior Vice President                None
Richard Knott(2)                       Vice President                       None
Dean Kopperud(2)                       Senior Vice President                None
Brent A. Krantz
P. O. Box 1313
Seahurst, WA 98062                     Senior Vice President                None
David T. Kuzia
9697 S. Golden Eagle Dr.
Highlands, CO 80126                    Vice President                       None
Tracey Lange(2)                        Vice President                       None
Paul R. LeMire                         Vice President                       None
Dawn Lind
21 Meadow Lane
Rockville Centre, NY 11570             Vice President                       None
Malissa Lischin(2)                     Assistant Vice President             None
James V. Loehle
30 Wesley Hill Lane
Warwick, NY 10990                      Vice President                       None
John J. Lynch
5341 Ellsworth
Dallas, TX 75206                       Vice President                       None
Mark Macken
462 Lincoln Avenue
Sayville, NY 11782                     Vice President                       None
Michael Magee(2)                       Vice President                       None
Steven C. Manns
1941 W. Wolfram
Chicago, IL 60657                      Vice President                       None
Todd A. Marion
3 St. Marks Place
Cold Spring Harbor, NY 11724           Vice President                       None
David M. Martin
10155 S. Woodrose Lane
Highlands Ranch, CO 80126              Vice President                       None
LuAnn Mascia(2)                        Assistant Vice President             None
Theresa-Marie Maynier
2421 Charlotte Drive
Charlotte, NC 28203                    Vice President                       None
Anthony P. Mazzariello
704 Beaver Road
Leetsdale, PA 15056                    Vice President                       None
John C. McDonough
3812 Leland Street
Chevy Chase, MD 20815                  Vice President                       None
Kent C. McGowan
18424 12th Avenue West
Lynnwood, WA 98037                     Vice President                       None
John V. Murphy(2)
Director,President, Principal Executive Officer and
Trustee/Director President
Wendy Jean Murray
32 Carolin Road
Upper Montclair, NJ 07043              Vice President                       None
Christina Nasta(2)                     Assistant Vice President             None
Kevin P. Neznek(2)                     Vice President                       None
2408 Eagleridge Drive
Henderson, NV 89014                    Vice President                       None
Raymond C. Olson(1)                    Assistant Vice President & Treasurer None
Brian C. Perkes
8734 Shady Shore Drive
Frisco, TX 75034                       Vice President                       None
Charles K. Pettit
22 Fall Meadow Drive
Pittsford, NY 14534                    Vice President                       None
William L. Presutti
238 Kemp Avenue
Fair Haven, NJ 07704                   Vice President                       None
Elaine Puleo-Carter(2)                 Senior Vice President                None
Christopher L. Quinson
19 Cayuga Street
Rye, NY 10580                          Vice President                       None
Minnie Ra
100 Dolores Street, #203
Carmel, CA 93923                       Vice President                       None
Heather Rabinowitz(2)                  Assistant Vice President             None
Gary D. Rakan
25031 Woodridge Triangle
Farmington, MI 48335                   Vice President                       None
Michael A. Raso
16 N. Chatsworth Ave., Apt. 301
Larchmont, NY 10538                    Vice President                       None
Douglas Rentschler
677 Middlesex Road
Grosse Pointe Park, MI 48230           Vice President                       None
Louis H. Reynolds(2)                   Vice President                       None
Michelle Simone Richter(2)             Vice President                       None
Ruxandra Risko(2)                      Vice President                       None
David R. Robertson(2)                  Senior Vice President                None
Kenneth A. Rosenson
24753 Bantage Point Terr.
Malibu, CA 90265                       Vice President                       None
James H. Ruff(2)                       President & Director             None
William R. Rylander
85 Evergreen Road
Vernon, CT 06066                       Vice President                       None
Thomas Sabow(2)                        Vice President                       None
Alfredo Scalzo
9616 Lake Chase Island Way
Tampa, FL 33626                        Vice President                       None
Michael Sciortino
785 Beau Chene Drive
Mandeville, LA 70471                   Vice President                       None
Eric Sharp
862 McNeill Circle
Woodland, CA 95695                     Vice President                       None
Debbie Simon(2)                        Vice President                       None
Douglas Bruce Smith
808 South 194th Street
Seattle,WA 98148                       Vice President                       None
William A. Spetrino
7631 Yennicook Way
Hudson, OH 44236                       Vice President                       None
Bryan Stein(2)                         Vice President                       None
John Stoma(2)                          Senior Vice President                None
Brian C. Summe
239 N. Colony Drive
Edgewood, KY 41017                     Vice President                       None
Michael Sussman(2)                     Vice President                       None
George T. Sweeney
5 Smoke House Lane
Hummelstown, PA 17036                  Senior Vice President                None
 Scott McGregor Tatum
 704 Inwood
Southlake, TX 76092                    Vice President                       None
James Taylor(2)                        Assistant Vice President             None
Martin Telles(2)                       Senior Vice President                None
David G. Thomas
1328 N. Cleveland Street
Arlington, VA 22201                    Vice President                       None
Bryan K.Toma
14575 S. Gallery
Olathe, KS 66062                       Vice President                       None
Floyd A. Tucker
1930 W. Barry Ave., #2
Chicago, IL 60657                      Vice President                       None
Tanya Valency(2)                       Vice President                       None
Mark Vandehey(1)                       Vice President                       None
Vincent Vermete                        Assistant Vice President             None
Teresa Ward(1)                         Vice President                       None
Michael J. Weigner
4905 W. San Nicholas Street
Tampa, FL 33629                        Vice President                       None
Donn Weise
3249 Earlmar Drive
Los Angeles, CA 90064                  Vice President                       None
Catherine White(2)                     Assistant Vice President             None
Thomas Wilson(2)                       Vice President                       None
Donna Winn(2)                          Senior Vice President                None
Philip Witkower(2)                     Senior Vice President                None
Cary Patrick Wozniak
18808 Bravata Court
San Diego, CA 92128                    Vice President                       None
Gregor D. Yuska
16035 Canterbury Estates Dr.
Ellisville, MO 63021                   Vice President                       None
Robert G. Zack(2)
General Counsel & Director         Secretary, Vice President  and Director

(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)498 Seventh Avenue, New York, NY 10018
(3)350 Linden Oaks, Rochester, NY 14623

(c)      Not applicable.

 Item 28. Location of Accounts and Records

The accounts,  books and other documents required to be maintained by Registrant pursuant  to  Section  31(a) of the  Investment  Company  Act of 1940 and  rules promulgated  thereunder are in the possession of  OppenheimerFunds,  Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 29. Management Services

Not applicable

Item 30. Undertakings

Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment
Company Act of 1940, the Registrant certifies that it meets all requirements for effectiveness of this Registration  Statement  pursuant to Rule 485(b) under the
Securities  Act of 1933 and has duly caused this  Registration  Statement  to be signed on its behalf by the undersigned,  thereunto duly authorized, in the City of New York and State of New York on the  20th day of November, 2002.

                                           OPPENHEIMER MUNICIPAL FUND

                                           By:  /s/ John V. Murphy*
                                         ---------------------------------------
                                           John V. Murphy, President,
                                           Principal Executive Officer & Trustee

Pursuant to the  requirements of the Securities Act of 1933,  this  Registration
Statement  has been signed below by the following  persons in the  capacities on the dates indicated:

Signatures                        Title                                     Date
----------                        -----                                     ----

/s/ James C. Swain*
-----------------------     Chairman & Trustee                    November 20, 2002
James C. Swain

/s/ John V. Murphy*         President, Principal                      November 20, 2002
------------------------    Executive Officer & Trustee
John V. Murphy

/s/ Brian W. Wixted*        Treasurer, Principal                      November 20, 2002
-------------------------   Financial &
Brian W. Wixted             Accounting Officer

/s/ William L. Armstrong*   Trustee                                   November 20, 2002
-------------------------
William L. Armstrong

/s/ Robert G. Avis*         Trustee                                   November 20, 2002
----------------------
Robert G. Avis

/s/ George Bowen*           Trustee                                   November 20, 2002
----------------------
George Bowen

/s/ Edward Cameron*         Trustee                                   November 20, 2002
------------------------
Edward Cameron

/s/ Jon S. Fossel*          Trustee                                   November 20, 2002
--------------------
Jon S. Fossel

/s/ Sam Freedman*           Trustee                                   November 20, 2002
----------------------
Sam Freedman

/s/ Beverly L. Hamilton*
------------------------    Trustee                                   November 20, 2002
Beverly L. Hamilton

/s/ Robert J. Malone*
--------------------------  Trustee                                   November 20, 2002
Robert J. Malone

/s/ F. William Marshall, Jr.*  Trustee                                November 20, 2002
--------------------------------
F. William Marshall, Jr.

*By: /s/ Robert G. Zack
-----------------------------------------
Robert G. Zack, Attorney-in-Fact

                                                      OPPENHEIMER MUNICIPAL FUND

                                                    Post-Effective Amendment No. 25

                                                             EXHIBIT INDEX
                                                             -------------

Exhibit No.                Description
-----------                -----------

23(a)                      Amended and Restated Declaration of Trust

23(j)                      Independent Auditors Consent